UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22153

Dunham Funds
(Exact name of registrant as specified in charter)

6256 Greenwich Dr. Ste. 550, San Diego, CA	92122
(Address of principal executive offices)	(Zip code)

Timothy Burdick
Ultimus Fund Solutions LLC., 4221 N 203rd St., Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end: 10/31

Date of reporting period:  10/31/24

Item 1. Reports to Stockholders.

(a)

Dunham Corporate/Government Bond Fund

Class A (DACGX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.39%

How did the Fund perform during the reporting period?

Sector allocation positively contributed to relative Fund performance over the fiscal year. The Fund's meaningful underweight to US Treasuries and off-benchmark exposure to corporate high-yield credit positively impacted relative performance from an allocation perspective. The largest detractor was the slight underweight to agency mortgage-backed securities, as that sector outperformed the overall index.

Credit selection positively contributed to relative Fund performance over the fiscal year. The Fund’s top two sectors from a credit selection standpoint were investment-grade corporate debt and asset-backed securities. Security selection within high-yield bank loans and non-agency residential mortgage-backed securities acted as a relative detractor to Fund performance for the fiscal year.

The Fund’s duration exposure has acted as a headwind to relative Fund performance throughout the fiscal year. The Fund's slight underweight to duration exposure relative to the benchmark index has generally detracted from Fund performance, as yields have declined over the fiscal year. Although the Sub-Adviser is confident in the duration exposure considering the high amount of interest rate volatility over the last fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Corporate/Government Bond Fund - Class A	Dunham Corporate/Government Bond Fund - Class A- with load	Bloomberg U.S. Aggregate Bond Index	Morningstar Intermediate Core Plus Bond Category
10/31/14	$10,000	$9,547	$10,000	$10,000
10/31/15	$10,004	$9,551	$10,196	$10,164
10/31/16	$10,388	$9,918	$10,641	$10,718
10/31/17	$10,541	$10,064	$10,737	$11,024
10/31/18	$10,207	$9,745	$10,517	$10,905
10/31/19	$11,229	$10,720	$11,727	$12,118
10/31/20	$11,780	$11,247	$12,453	$12,913
10/31/21	$11,896	$11,358	$12,393	$13,189
10/31/22	$10,078	$9,621	$10,450	$11,112
10/31/23	$10,178	$9,718	$10,487	$11,288
10/31/24	$11,307	$10,796	$11,593	$12,687

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund
Class A Without Load	11.09%	0.14%	1.24%
Class A With Load	6.13%	-0.78%	0.77%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar Intermediate Core Plus Bond Category	12.39%	0.92%	2.41%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$204,566,524
Number of Portfolio Holdings	577
Total Advisory Fee	$1,463,270
Portfolio Turnover	53%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	27.8%
Common Stocks	0.0%
Corporate Bonds	30.5%
Money Market Funds	7.6%
Non U.S. Government & Agencies	2.2%
Term Loans	6.1%
U.S. Government & Agencies	25.8%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Other Sectors 6.9%
U.S. Treasury Obligations 17.8%
CMO 13.4%
Financials 12.1%
ABS 11.5%
MBS Passthrough 9.2%
Money Market Funds 7.9%
Energy 4.4%
CMBS 3.7%
Utilities 3.4%
Industrials 3.3%
Technology 3.0%
Consumer Discretionary 2.9%
Health Care 2.8%
Sovereign 2.4%
Liabilities in Excess of Other Assets -4.7%

Value	Value
Liabilities in Excess of Other Assets	-4.7%
Sovereign	2.4%
Health Care	2.8%
Consumer Discretionary	2.9%
Technology	3.0%
Industrials	3.3%
Utilities	3.4%
CMBS	3.7%
Energy	4.4%
Money Market Funds	7.9%
MBS Passthrough	9.2%
ABS	11.5%
Financials	12.1%
CMO	13.4%
U.S. Treasury Obligations	17.8%
Other Sectors	6.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 05/15/54	2.9%
United States Treasury Note, 4.250%, 02/15/54	2.3%
United States Treasury Note, 4.000%, 11/15/52	1.8%
United States Treasury Bond, 1.375%, 08/15/50	1.5%
United States Treasury Note, 3.625%, 02/15/53	1.4%
United States Treasury Note, 3.625%, 05/15/53	1.1%
United States Treasury Note, 4.000%, 07/31/29	1.1%
Freddie Mac Pool, 6.000%, 03/01/53	1.0%
Fannie Mae Pool, 4.000%, 03/01/53	1.0%
Freddie Mac Pool, 5.000%, 11/01/52	1.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

Effective March 1, 2024, the Dunham Corporate/ Government Bond Fund changed its investment strategy to invest up to 15% of its assets in derivative instruments, such as swaps (including credit default swap indices and single name credit default swaps), and forward and futures contracts, including interest rate futures. The Fund also may hold foreign exchange derivatives (including currency forwards of both developed and emerging market countries). These instruments may be used to reduce foreign currency risk and/or to enhance returns.

Dunham Corporate/Government Bond Fund - Class A (DACGX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/corpgov/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DACGX

Dunham Corporate/Government Bond Fund

Class C (DCCGX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.89%

How did the Fund perform during the reporting period?

Sector allocation positively contributed to relative Fund performance over the fiscal year. The Fund's meaningful underweight to US Treasuries and off-benchmark exposure to corporate high-yield credit positively impacted relative performance from an allocation perspective. The largest detractor was the slight underweight to agency mortgage-backed securities, as that sector outperformed the overall index.

Credit selection positively contributed to relative Fund performance over the fiscal year. The Fund’s top two sectors from a credit selection standpoint were investment-grade corporate debt and asset-backed securities. Security selection within high-yield bank loans and non-agency residential mortgage-backed securities acted as a relative detractor to Fund performance for the fiscal year.

The Fund’s duration exposure has acted as a headwind to relative Fund performance throughout the fiscal year. The Fund's slight underweight to duration exposure relative to the benchmark index has generally detracted from Fund performance, as yields have declined over the fiscal year. Although the Sub-Adviser is confident in the duration exposure considering the high amount of interest rate volatility over the last fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Corporate/Government Bond Fund - Class C	Bloomberg U.S. Aggregate Bond Index	Morningstar Intermediate Core Plus Bond Category
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$9,955	$10,196	$10,164
Oct-2016	$10,281	$10,641	$10,718
Oct-2017	$10,381	$10,737	$11,024
Oct-2018	$10,000	$10,517	$10,905
Oct-2019	$10,954	$11,727	$12,118
Oct-2020	$11,423	$12,453	$12,913
Oct-2021	$11,479	$12,393	$13,189
Oct-2022	$9,679	$10,450	$11,112
Oct-2023	$9,727	$10,487	$11,288
Oct-2024	$10,752	$11,593	$12,687

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund	10.54%	-0.37%	0.73%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar Intermediate Core Plus Bond Category	12.39%	0.92%	2.41%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$204,566,524
Number of Portfolio Holdings	577
Total Advisory Fee	$1,463,270
Portfolio Turnover	53%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	27.8%
Common Stocks	0.0%
Corporate Bonds	30.5%
Money Market Funds	7.6%
Non U.S. Government & Agencies	2.2%
Term Loans	6.1%
U.S. Government & Agencies	25.8%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.7%
Sovereign	2.4%
Health Care	2.8%
Consumer Discretionary	2.9%
Technology	3.0%
Industrials	3.3%
Utilities	3.4%
CMBS	3.7%
Energy	4.4%
Money Market Funds	7.9%
MBS Passthrough	9.2%
ABS	11.5%
Financials	12.1%
CMO	13.4%
U.S. Treasury Obligations	17.8%
Other Sectors	6.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 05/15/54	2.9%
United States Treasury Note, 4.250%, 02/15/54	2.3%
United States Treasury Note, 4.000%, 11/15/52	1.8%
United States Treasury Bond, 1.375%, 08/15/50	1.5%
United States Treasury Note, 3.625%, 02/15/53	1.4%
United States Treasury Note, 3.625%, 05/15/53	1.1%
United States Treasury Note, 4.000%, 07/31/29	1.1%
Freddie Mac Pool, 6.000%, 03/01/53	1.0%
Fannie Mae Pool, 4.000%, 03/01/53	1.0%
Freddie Mac Pool, 5.000%, 11/01/52	1.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

Effective March 1, 2024, the Dunham Corporate/ Government Bond Fund changed its investment strategy to invest up to 15% of its assets in derivative instruments, such as swaps (including credit default swap indices and single name credit default swaps), and forward and futures contracts, including interest rate futures. The Fund also may hold foreign exchange derivatives (including currency forwards of both developed and emerging market countries). These instruments may be used to reduce foreign currency risk and/or to enhance returns.

Dunham Corporate/Government Bond Fund - Class C (DCCGX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/corpgov/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DCCGX

Dunham Corporate/Government Bond Fund

Class N (DNCGX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$121	1.14%

How did the Fund perform during the reporting period?

Sector allocation positively contributed to relative Fund performance over the fiscal year. The Fund's meaningful underweight to US Treasuries and off-benchmark exposure to corporate high-yield credit positively impacted relative performance from an allocation perspective. The largest detractor was the slight underweight to agency mortgage-backed securities, as that sector outperformed the overall index.

Credit selection positively contributed to relative Fund performance over the fiscal year. The Fund’s top two sectors from a credit selection standpoint were investment-grade corporate debt and asset-backed securities. Security selection within high-yield bank loans and non-agency residential mortgage-backed securities acted as a relative detractor to Fund performance for the fiscal year.

The Fund’s duration exposure has acted as a headwind to relative Fund performance throughout the fiscal year. The Fund's slight underweight to duration exposure relative to the benchmark index has generally detracted from Fund performance, as yields have declined over the fiscal year. Although the Sub-Adviser is confident in the duration exposure considering the high amount of interest rate volatility over the last fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Corporate/Government Bond Fund - Class N	Bloomberg U.S. Aggregate Bond Index	Morningstar Intermediate Core Plus Bond Category
Oct-2014	$100,000	$100,000	$100,000
Oct-2015	$100,360	$101,956	$101,637
Oct-2016	$104,464	$106,412	$107,177
Oct-2017	$106,257	$107,372	$110,236
Oct-2018	$103,146	$105,167	$109,048
Oct-2019	$113,734	$117,272	$121,183
Oct-2020	$119,610	$124,527	$129,134
Oct-2021	$121,085	$123,932	$131,888
Oct-2022	$102,781	$104,496	$111,118
Oct-2023	$104,048	$104,868	$112,879
Oct-2024	$115,960	$115,928	$126,866

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund	11.45%	0.39%	1.49%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar Intermediate Core Plus Bond Category	12.39%	0.92%	2.41%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$204,566,524
Number of Portfolio Holdings	577
Total Advisory Fee	$1,463,270
Portfolio Turnover	53%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	27.8%
Common Stocks	0.0%
Corporate Bonds	30.5%
Money Market Funds	7.6%
Non U.S. Government & Agencies	2.2%
Term Loans	6.1%
U.S. Government & Agencies	25.8%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.7%
Sovereign	2.4%
Health Care	2.8%
Consumer Discretionary	2.9%
Technology	3.0%
Industrials	3.3%
Utilities	3.4%
CMBS	3.7%
Energy	4.4%
Money Market Funds	7.9%
MBS Passthrough	9.2%
ABS	11.5%
Financials	12.1%
CMO	13.4%
U.S. Treasury Obligations	17.8%
Other Sectors	6.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 05/15/54	2.9%
United States Treasury Note, 4.250%, 02/15/54	2.3%
United States Treasury Note, 4.000%, 11/15/52	1.8%
United States Treasury Bond, 1.375%, 08/15/50	1.5%
United States Treasury Note, 3.625%, 02/15/53	1.4%
United States Treasury Note, 3.625%, 05/15/53	1.1%
United States Treasury Note, 4.000%, 07/31/29	1.1%
Freddie Mac Pool, 6.000%, 03/01/53	1.0%
Fannie Mae Pool, 4.000%, 03/01/53	1.0%
Freddie Mac Pool, 5.000%, 11/01/52	1.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

Effective March 1, 2024, the Dunham Corporate/ Government Bond Fund changed its investment strategy to invest up to 15% of its assets in derivative instruments, such as swaps (including credit default swap indices and single name credit default swaps), and forward and futures contracts, including interest rate futures. The Fund also may hold foreign exchange derivatives (including currency forwards of both developed and emerging market countries). These instruments may be used to reduce foreign currency risk and/or to enhance returns.

Dunham Corporate/Government Bond Fund - Class N (DNCGX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/corpgov/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DNCGX

Dunham Dynamic Macro Fund

Class A (DAAVX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$241	2.21%

How did the Fund perform during the reporting period?

The lower equity exposure broadly detracted from relative performance. The Fund generally maintained a 70 percent average exposure to equities during the fiscal year. Given the strong performance in general of global equities, this lower average exposure detracted from relative performance.

Having both long and short exposure to bonds provided mixed results, but overall slightly detracted. The Fund had material shifts in bond exposure during the fiscal year, ranging from short exposure and a negative overall interest rate sensitivity to a positive exposure and a positive interest rate sensitivity. Outside of providing some positive benefits to the Fund in the first fiscal quarter, this exposure broadly slightly detracted from Fund performance in each of the other three fiscal quarters.

The commodity exposure remained near zero, neither detracting nor contributing. The Sub-Adviser’s signals did not identify that it should generate a positive allocation towards commodities, which meant that the allocation remained near zero during the fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Dynamic Macro Fund - Class A
Dunham Dynamic Macro Fund - Class A- with load
MSCI ACWI Net
Dow Jones Moderately Aggressive Portfolio Index
Morningstar Tactical Allocation Category
$24,000
$20,000
$16,000
$12,000
$8,000
$23,808
$20,524
$17,155
$13,349
$12,582
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

	Dunham Dynamic Macro Fund - Class A	Dunham Dynamic Macro Fund - Class A- with load	MSCI ACWI Net	Dow Jones Moderately Aggressive Portfolio Index	Morningstar Tactical Allocation Category
10/31/14	$10,000	$9,426	$10,000	$10,000	$10,000
10/31/15	$10,134	$9,552	$9,997	$10,054	$9,844
10/31/16	$9,845	$9,279	$10,201	$10,457	$10,137
10/31/17	$10,455	$9,854	$12,568	$12,403	$11,530
10/31/18	$9,773	$9,211	$12,503	$12,448	$11,457
10/31/19	$10,559	$9,952	$14,078	$13,890	$12,401
10/31/20	$10,453	$9,853	$14,766	$14,452	$12,610
10/31/21	$11,772	$11,096	$20,270	$18,918	$15,997
10/31/22	$10,183	$9,598	$16,225	$15,522	$13,819
10/31/23	$11,285	$10,636	$17,929	$16,303	$14,111
10/31/24	$13,349	$12,582	$23,808	$20,524	$17,155

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund
Class A Without Load	18.29%	4.80%	2.93%
Class A With Load	11.49%	3.57%	2.32%
Dow Jones Moderately Aggressive Portfolio Index	25.89%	8.12%	7.46%
Morningstar Tactical Allocation Category	21.58%	6.71%	5.55%
MSCI ACWI Net	32.79%	11.08%	9.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$78,677,152
Number of Portfolio Holdings	44
Total Advisory Fee	$895,300
Portfolio Turnover	47%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	3.6%
Exchange-Traded Funds	34.4%
Money Market Funds	10.9%
Non U.S. Government & Agencies	3.8%
U.S. Government & Agencies	47.3%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.1%
Government Guaranteed	3.5%
Supranational	3.7%
Money Market Funds	10.7%
Equity	33.7%
U.S. Treasury Obligations	46.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	9.7%
Invesco Nasdaq 100 ETF	9.1%
Franklin FTSE Japan ETF	6.5%
SPDR EURO STOXX 50 ETF	4.3%
Franklin FTSE United Kingdom ETF	4.0%
United States Treasury Note, 1.000%, 12/15/24	3.8%
United States Treasury Note, 1.125%, 02/28/25	3.5%
United States Treasury Note, 1.500%, 11/30/24	3.2%
United States Treasury Note, 1.125%, 01/15/25	3.2%
United States Treasury Note, 2.750%, 06/30/25	3.1%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Dynamic Macro Fund - Class A (DAAVX )

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DAAVX

Dunham Dynamic Macro Fund

Class C (DCAVX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$318	2.93%

How did the Fund perform during the reporting period?

The lower equity exposure broadly detracted from relative performance. The Fund generally maintained a 70 percent average exposure to equities during the fiscal year. Given the strong performance in general of global equities, this lower average exposure detracted from relative performance.

Having both long and short exposure to bonds provided mixed results, but overall slightly detracted. The Fund had material shifts in bond exposure during the fiscal year, ranging from short exposure and a negative overall interest rate sensitivity to a positive exposure and a positive interest rate sensitivity. Outside of providing some positive benefits to the Fund in the first fiscal quarter, this exposure broadly slightly detracted from Fund performance in each of the other three fiscal quarters.

The commodity exposure remained near zero, neither detracting nor contributing. The Sub-Adviser’s signals did not identify that it should generate a positive allocation towards commodities, which meant that the allocation remained near zero during the fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Dynamic Macro Fund - Class C
MSCI ACWI Net
Dow Jones Moderately Aggressive Portfolio Index
Morningstar Tactical Allocation Category
$24,000
$20,000
$16,000
$12,000
$8,000
$23,808
$20,524
$17,155
$12,384
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Dunham Dynamic Macro Fund - Class C	MSCI ACWI Net	Dow Jones Moderately Aggressive Portfolio Index	Morningstar Tactical Allocation Category
Oct-2014	$10,000	$10,000	$10,000	$10,000
Oct-2015	$10,063	$9,997	$10,054	$9,844
Oct-2016	$9,706	$10,201	$10,457	$10,137
Oct-2017	$10,231	$12,568	$12,403	$11,530
Oct-2018	$9,485	$12,503	$12,448	$11,457
Oct-2019	$10,168	$14,078	$13,890	$12,401
Oct-2020	$9,987	$14,766	$14,452	$12,610
Oct-2021	$11,170	$20,270	$18,918	$15,997
Oct-2022	$9,592	$16,225	$15,522	$13,819
Oct-2023	$10,552	$17,929	$16,303	$14,111
Oct-2024	$12,384	$23,808	$20,524	$17,155

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund	17.36%	4.02%	2.16%
Dow Jones Moderately Aggressive Portfolio Index	25.89%	8.12%	7.46%
Morningstar Tactical Allocation Category	21.58%	6.71%	5.55%
MSCI ACWI Net	32.79%	11.08%	9.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$78,677,152
Number of Portfolio Holdings	44
Total Advisory Fee	$895,300
Portfolio Turnover	47%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	3.6%
Exchange-Traded Funds	34.4%
Money Market Funds	10.9%
Non U.S. Government & Agencies	3.8%
U.S. Government & Agencies	47.3%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.1%
Government Guaranteed	3.5%
Supranational	3.7%
Money Market Funds	10.7%
Equity	33.7%
U.S. Treasury Obligations	46.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	9.7%
Invesco Nasdaq 100 ETF	9.1%
Franklin FTSE Japan ETF	6.5%
SPDR EURO STOXX 50 ETF	4.3%
Franklin FTSE United Kingdom ETF	4.0%
United States Treasury Note, 1.000%, 12/15/24	3.8%
United States Treasury Note, 1.125%, 02/28/25	3.5%
United States Treasury Note, 1.500%, 11/30/24	3.2%
United States Treasury Note, 1.125%, 01/15/25	3.2%
United States Treasury Note, 2.750%, 06/30/25	3.1%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Dynamic Macro Fund - Class C (DCAVX )

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DCAVX

Dunham Dynamic Macro Fund

Class N (DNAVX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$212	1.94%

How did the Fund perform during the reporting period?

The lower equity exposure broadly detracted from relative performance. The Fund generally maintained a 70 percent average exposure to equities during the fiscal year. Given the strong performance in general of global equities, this lower average exposure detracted from relative performance.

Having both long and short exposure to bonds provided mixed results, but overall slightly detracted. The Fund had material shifts in bond exposure during the fiscal year, ranging from short exposure and a negative overall interest rate sensitivity to a positive exposure and a positive interest rate sensitivity. Outside of providing some positive benefits to the Fund in the first fiscal quarter, this exposure broadly slightly detracted from Fund performance in each of the other three fiscal quarters.

The commodity exposure remained near zero, neither detracting nor contributing. The Sub-Adviser’s signals did not identify that it should generate a positive allocation towards commodities, which meant that the allocation remained near zero during the fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Dunham Dynamic Macro Fund - Class N
MSCI ACWI Net
Dow Jones Moderately Aggressive Portfolio Index
Morningstar Tactical Allocation Category
$256,000
$224,000
$192,000
$160,000
$128,000
$96,000
$238,080
$205,241
$171,552
$136,915
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Dunham Dynamic Macro Fund - Class N	MSCI ACWI Net	Dow Jones Moderately Aggressive Portfolio Index	Morningstar Tactical Allocation Category
Oct-2014	$100,000	$100,000	$100,000	$100,000
Oct-2015	$101,658	$99,968	$100,536	$98,441
Oct-2016	$99,067	$102,015	$104,565	$101,366
Oct-2017	$105,492	$125,685	$124,026	$115,296
Oct-2018	$98,756	$125,034	$124,477	$114,569
Oct-2019	$106,999	$140,777	$138,894	$124,005
Oct-2020	$106,150	$147,657	$144,522	$126,095
Oct-2021	$119,892	$202,702	$189,174	$159,968
Oct-2022	$104,064	$162,247	$155,221	$138,185
Oct-2023	$115,507	$179,286	$163,029	$141,106
Oct-2024	$136,915	$238,080	$205,241	$171,552

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund	18.53%	5.05%	3.19%
Dow Jones Moderately Aggressive Portfolio Index	25.89%	8.12%	7.46%
Morningstar Tactical Allocation Category	21.58%	6.71%	5.55%
MSCI ACWI Net	32.79%	11.08%	9.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$78,677,152
Number of Portfolio Holdings	44
Total Advisory Fee	$895,300
Portfolio Turnover	47%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	3.6%
Exchange-Traded Funds	34.4%
Money Market Funds	10.9%
Non U.S. Government & Agencies	3.8%
U.S. Government & Agencies	47.3%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.1%
Government Guaranteed	3.5%
Supranational	3.7%
Money Market Funds	10.7%
Equity	33.7%
U.S. Treasury Obligations	46.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	9.7%
Invesco Nasdaq 100 ETF	9.1%
Franklin FTSE Japan ETF	6.5%
SPDR EURO STOXX 50 ETF	4.3%
Franklin FTSE United Kingdom ETF	4.0%
United States Treasury Note, 1.000%, 12/15/24	3.8%
United States Treasury Note, 1.125%, 02/28/25	3.5%
United States Treasury Note, 1.500%, 11/30/24	3.2%
United States Treasury Note, 1.125%, 01/15/25	3.2%
United States Treasury Note, 2.750%, 06/30/25	3.1%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Dynamic Macro Fund - Class N (DNAVX )

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DNAVX

Dunham Emerging Markets Stock Fund

Class A (DAEMX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$164	1.49%

How did the Fund perform during the reporting period?

Emerging markets outperformed foreign developed markets over the fiscal year. Developed markets, as measured by the MSCI EAFE TR Index, rose 23.0 percent, underperforming emerging markets, as measured by the MSCI Emerging Markets TR Index, which rallied 25.3 percent.

Security selection detracted from Fund performance over the fiscal year. The Fund benefited from strong security selection within Taiwan, Brazil, and India. However, it was not enough to offset the adverse impact of security selection in China due to meaningful stimulus prompting an indiscriminate beta rally in the country.

Country allocation also detracted from Fund performance. The positive impact from allocation in Brazil, India, and Gulf markets was outweighed by the exposure to Thailand, Hong Kong, and a small position to cash.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Emerging Markets Stock Fund - Class A
Dunham Emerging Markets Stock Fund - Class A- with load
MSCI Emerging Markets Index
MSCI ACWI ex USA Index
Morningstar Diversified Emerging Markets Category
$20,000
$15,000
$10,000
$5,000
$15,973
$15,241
$14,012
$11,224
$10,579
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

	Dunham Emerging Markets Stock Fund - Class A	Dunham Emerging Markets Stock Fund - Class A- with load	MSCI Emerging Markets Index	MSCI ACWI ex USA Index	Morningstar Diversified Emerging Markets Category
10/31/14	$10,000	$9,426	$10,000	$10,000	$10,000
10/31/15	$8,206	$7,735	$8,547	$9,532	$8,691
10/31/16	$8,767	$8,263	$9,339	$9,554	$9,544
10/31/17	$11,165	$10,524	$11,809	$11,812	$11,930
10/31/18	$9,074	$8,552	$10,331	$10,838	$10,453
10/31/19	$10,252	$9,663	$11,556	$12,060	$11,928
10/31/20	$11,346	$10,694	$12,509	$11,745	$12,737
10/31/21	$13,544	$12,766	$14,631	$15,228	$15,591
10/31/22	$8,631	$8,135	$10,091	$11,463	$10,945
10/31/23	$9,363	$8,825	$11,181	$12,847	$12,301
10/31/24	$11,224	$10,579	$14,012	$15,973	$15,241

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund
Class A Without Load	19.88%	1.83%	1.16%
Class A With Load	13.01%	0.63%	0.56%
Morningstar Diversified Emerging Markets Category	23.91%	5.02%	4.30%
MSCI ACWI ex USA Index	24.33%	5.78%	4.79%
MSCI Emerging Markets Index	25.31%	3.93%	3.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$115,054,605
Number of Portfolio Holdings	88
Total Advisory Fee	$933,929
Portfolio Turnover	70%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Real Estate	0.6%
Mixed Allocation	0.9%
Materials	2.0%
Energy	2.5%
Money Market Funds	2.7%
Health Care	4.3%
Consumer Staples	4.6%
Utilities	4.7%
Industrials	6.5%
Communications	12.0%
Consumer Discretionary	15.0%
Financials	23.0%
Technology	25.3%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	0.8%
Common Stocks	95.3%
Money Market Funds	2.6%
Preferred Stocks	1.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	11.8%
Tencent Holdings Ltd.	6.2%
Alibaba Group Holding Ltd.	3.5%
Samsung Electronics Company Ltd.	3.2%
Trip.com Group Ltd. - ADR	2.7%
Max Healthcare Institute Ltd.	2.7%
Bharti Airtel Ltd.	2.3%
Bank Central Asia Tbk P.T.	2.2%
HDFC Bank Ltd.	2.1%
Bank Rakyat Indonesia Persero Tbk P.T.	2.1%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Other Countries	15.7%
Korea (Republic Of)	3.2%
Philippines	3.4%
Brazil	4.0%
Indonesia	4.8%
South Korea	5.1%
Taiwan Province Of China	5.2%
Taiwan	13.0%
Cayman Islands	14.7%
China	15.1%
India	19.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Emerging Markets Stock Fund - Class A (DAEMX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/emergingmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DAEMX

Dunham Emerging Markets Stock Fund

Class C (DCEMX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$245	2.24%

How did the Fund perform during the reporting period?

Emerging markets outperformed foreign developed markets over the fiscal year. Developed markets, as measured by the MSCI EAFE TR Index, rose 23.0 percent, underperforming emerging markets, as measured by the MSCI Emerging Markets TR Index, which rallied 25.3 percent.

Security selection detracted from Fund performance over the fiscal year. The Fund benefited from strong security selection within Taiwan, Brazil, and India. However, it was not enough to offset the adverse impact of security selection in China due to meaningful stimulus prompting an indiscriminate beta rally in the country.

Country allocation also detracted from Fund performance. The positive impact from allocation in Brazil, India, and Gulf markets was outweighed by the exposure to Thailand, Hong Kong, and a small position to cash.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Emerging Markets Stock Fund - Class C
MSCI Emerging Markets Index
MSCI ACWI ex USA Index
Morningstar Diversified Emerging Markets Category
$20,000
$15,000
$10,000
$5,000
$15,973
$15,241
$14,012
$10,406
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Dunham Emerging Markets Stock Fund - Class C	MSCI Emerging Markets Index	MSCI ACWI ex USA Index	Morningstar Diversified Emerging Markets Category
Oct-2014	$10,000	$10,000	$10,000	$10,000
Oct-2015	$8,140	$8,547	$9,532	$8,691
Oct-2016	$8,637	$9,339	$9,554	$9,544
Oct-2017	$10,917	$11,809	$11,812	$11,930
Oct-2018	$8,804	$10,331	$10,838	$10,453
Oct-2019	$9,876	$11,556	$12,060	$11,928
Oct-2020	$10,842	$12,509	$11,745	$12,737
Oct-2021	$12,843	$14,631	$15,228	$15,591
Oct-2022	$8,127	$10,091	$11,463	$10,945
Oct-2023	$8,745	$11,181	$12,847	$12,301
Oct-2024	$10,406	$14,012	$15,973	$15,241

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund	18.99%	1.05%	0.40%
Morningstar Diversified Emerging Markets Category	23.91%	5.02%	4.30%
MSCI ACWI ex USA Index	24.33%	5.78%	4.79%
MSCI Emerging Markets Index	25.31%	3.93%	3.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$115,054,605
Number of Portfolio Holdings	88
Total Advisory Fee	$933,929
Portfolio Turnover	70%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Real Estate	0.6%
Mixed Allocation	0.9%
Materials	2.0%
Energy	2.5%
Money Market Funds	2.7%
Health Care	4.3%
Consumer Staples	4.6%
Utilities	4.7%
Industrials	6.5%
Communications	12.0%
Consumer Discretionary	15.0%
Financials	23.0%
Technology	25.3%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	0.8%
Common Stocks	95.3%
Money Market Funds	2.6%
Preferred Stocks	1.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	11.8%
Tencent Holdings Ltd.	6.2%
Alibaba Group Holding Ltd.	3.5%
Samsung Electronics Company Ltd.	3.2%
Trip.com Group Ltd. - ADR	2.7%
Max Healthcare Institute Ltd.	2.7%
Bharti Airtel Ltd.	2.3%
Bank Central Asia Tbk P.T.	2.2%
HDFC Bank Ltd.	2.1%
Bank Rakyat Indonesia Persero Tbk P.T.	2.1%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Other Countries	15.7%
Korea (Republic Of)	3.2%
Philippines	3.4%
Brazil	4.0%
Indonesia	4.8%
South Korea	5.1%
Taiwan Province Of China	5.2%
Taiwan	13.0%
Cayman Islands	14.7%
China	15.1%
India	19.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Emerging Markets Stock Fund - Class C (DCEMX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/emergingmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DCEMX

Dunham Emerging Markets Stock Fund

Class N (DNEMX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$137	1.24%

How did the Fund perform during the reporting period?

Emerging markets outperformed foreign developed markets over the fiscal year. Developed markets, as measured by the MSCI EAFE TR Index, rose 23.0 percent, underperforming emerging markets, as measured by the MSCI Emerging Markets TR Index, which rallied 25.3 percent.

Security selection detracted from Fund performance over the fiscal year. The Fund benefited from strong security selection within Taiwan, Brazil, and India. However, it was not enough to offset the adverse impact of security selection in China due to meaningful stimulus prompting an indiscriminate beta rally in the country.

Country allocation also detracted from Fund performance. The positive impact from allocation in Brazil, India, and Gulf markets was outweighed by the exposure to Thailand, Hong Kong, and a small position to cash.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Dunham Emerging Markets Stock Fund - Class N
MSCI Emerging Markets Index
MSCI ACWI ex USA Index
Morningstar Diversified Emerging Markets Category
$160,000
$140,000
$120,000
$100,000
$80,000
$159,726
$152,406
$140,118
$115,030
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Dunham Emerging Markets Stock Fund - Class N	MSCI Emerging Markets Index	MSCI ACWI ex USA Index	Morningstar Diversified Emerging Markets Category
Oct-2014	$100,000	$100,000	$100,000	$100,000
Oct-2015	$82,210	$85,468	$95,324	$86,907
Oct-2016	$88,071	$93,388	$95,537	$95,444
Oct-2017	$112,459	$118,090	$118,121	$119,295
Oct-2018	$91,570	$103,310	$108,384	$104,533
Oct-2019	$103,739	$115,559	$120,598	$119,282
Oct-2020	$115,086	$125,093	$117,447	$127,373
Oct-2021	$137,718	$146,310	$152,285	$155,909
Oct-2022	$88,026	$100,914	$114,630	$109,454
Oct-2023	$95,669	$111,814	$128,465	$123,006
Oct-2024	$115,030	$140,118	$159,726	$152,406

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund	20.24%	2.09%	1.41%
Morningstar Diversified Emerging Markets Category	23.91%	5.02%	4.30%
MSCI ACWI ex USA Index	24.33%	5.78%	4.79%
MSCI Emerging Markets Index	25.31%	3.93%	3.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$115,054,605
Number of Portfolio Holdings	88
Total Advisory Fee	$933,929
Portfolio Turnover	70%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Real Estate	0.6%
Mixed Allocation	0.9%
Materials	2.0%
Energy	2.5%
Money Market Funds	2.7%
Health Care	4.3%
Consumer Staples	4.6%
Utilities	4.7%
Industrials	6.5%
Communications	12.0%
Consumer Discretionary	15.0%
Financials	23.0%
Technology	25.3%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	0.8%
Common Stocks	95.3%
Money Market Funds	2.6%
Preferred Stocks	1.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	11.8%
Tencent Holdings Ltd.	6.2%
Alibaba Group Holding Ltd.	3.5%
Samsung Electronics Company Ltd.	3.2%
Trip.com Group Ltd. - ADR	2.7%
Max Healthcare Institute Ltd.	2.7%
Bharti Airtel Ltd.	2.3%
Bank Central Asia Tbk P.T.	2.2%
HDFC Bank Ltd.	2.1%
Bank Rakyat Indonesia Persero Tbk P.T.	2.1%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Other Countries	15.7%
Korea (Republic Of)	3.2%
Philippines	3.4%
Brazil	4.0%
Indonesia	4.8%
South Korea	5.1%
Taiwan Province Of China	5.2%
Taiwan	13.0%
Cayman Islands	14.7%
China	15.1%
India	19.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Emerging Markets Stock Fund - Class N (DNEMX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/emergingmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DNEMX

Dunham Floating Rate Bond Fund

Class A (DAFRX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.29%

How did the Fund perform during the reporting period?

The allocation to securitized asset pools, known as collateralized loan obligations (CLO), contributed meaningfully to positive Fund performance. CLOs within the Fund rallied amid a supportive technical environment.

The overweight to CCC rated credits contributed to Fund performance. The Fund maintained a higher allocation to CCC-rated securities versus the benchmark index. This exposure benefited the Fund as CCC rated securities rallied over the fiscal year.

Security selection within the loan allocation detracted from Fund Performance. Contributors within the loan allocation were broad-based over the fiscal year, however idiosyncratic overweight positions, such as positions in a cable provider and call center operator, weighed on Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Floating Rate Bond Fund - Class A	Dunham Floating Rate Bond Fund - Class A- with load	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan 100 Index	Morningstar Bank Loan Category
10/31/14	$10,000	$9,545	$10,000	$10,000	$10,000
10/31/15	$10,016	$9,561	$10,196	$9,843	$10,109
10/31/16	$10,468	$9,992	$10,641	$10,512	$10,776
10/31/17	$10,849	$10,356	$10,737	$10,977	$11,383
10/31/18	$11,149	$10,643	$10,517	$11,435	$11,896
10/31/19	$11,331	$10,816	$11,727	$11,828	$12,255
10/31/20	$11,154	$10,647	$12,453	$12,009	$12,340
10/31/21	$11,893	$11,352	$12,393	$12,859	$13,386
10/31/22	$11,439	$10,919	$10,450	$12,551	$13,019
10/31/23	$12,701	$12,124	$10,487	$14,051	$14,467
10/31/24	$14,019	$13,382	$11,593	$15,534	$16,099

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund
Class A Without Load	10.37%	4.35%	3.44%
Class A With Load	5.44%	3.39%	2.96%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar Bank Loan Category	11.28%	5.61%	4.88%
Morningstar LSTA US Leveraged Loan 100 Index	10.55%	5.60%	4.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$142,344,370
Number of Portfolio Holdings	231
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$970,346
Portfolio Turnover	80%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	8.6%
Corporate Bonds	8.9%
Money Market Funds	14.0%
Right	0.0%
Term Loans	68.5%
Warrant	0.0%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.6%
Utilities	1.1%
Real Estate	2.2%
Consumer Staples	2.4%
Energy	4.4%
Health Care	5.4%
Materials	5.7%
CLO	9.5%
Communications	10.3%
Financials	10.3%
Industrials	12.1%
Technology	14.2%
Money Market Funds	15.5%
Consumer Discretionary	17.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Institutional Class	12.4%
Mount Vernon Liquid Assets Portfolio	3.1%
Rockford Tower CLO 2020-1 Ltd., D1R	2.8%
Bristol Park CLO LTD, ER	1.4%
Silver Point Clo 5 Ltd., D2	1.3%
THL Credit Wind River 2019-3 Clo Ltd., E2R	1.1%
Atrium IX, ER	1.1%
Apidos CLO XX, DR	1.1%
LBM Acquisition, LLC	0.9%
Osaic Holdings, Inc.	0.8%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Floating Rate Bond Fund - Class A (DAFRX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/floatingratebond/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DAFRX

Dunham Floating Rate Bond Fund

Class C (DCFRX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.79%

How did the Fund perform during the reporting period?

The allocation to securitized asset pools, known as collateralized loan obligations (CLO), contributed meaningfully to positive Fund performance. CLOs within the Fund rallied amid a supportive technical environment.

The overweight to CCC rated credits contributed to Fund performance. The Fund maintained a higher allocation to CCC-rated securities versus the benchmark index. This exposure benefited the Fund as CCC rated securities rallied over the fiscal year.

Security selection within the loan allocation detracted from Fund Performance. Contributors within the loan allocation were broad-based over the fiscal year, however idiosyncratic overweight positions, such as positions in a cable provider and call center operator, weighed on Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Floating Rate Bond Fund - Class C	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan 100 Index	Morningstar Bank Loan Category
Oct-2014	$10,000	$10,000	$10,000	$10,000
Oct-2015	$9,977	$10,196	$9,843	$10,109
Oct-2016	$10,364	$10,641	$10,512	$10,776
Oct-2017	$10,696	$10,737	$10,977	$11,383
Oct-2018	$10,938	$10,517	$11,435	$11,896
Oct-2019	$11,073	$11,727	$11,828	$12,255
Oct-2020	$10,845	$12,453	$12,009	$12,340
Oct-2021	$11,493	$12,393	$12,859	$13,386
Oct-2022	$11,012	$10,450	$12,551	$13,019
Oct-2023	$12,152	$10,487	$14,051	$14,467
Oct-2024	$13,345	$11,593	$15,534	$16,099

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund	9.82%	3.80%	2.93%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar Bank Loan Category	11.28%	5.61%	4.88%
Morningstar LSTA US Leveraged Loan 100 Index	10.55%	5.60%	4.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$142,344,370
Number of Portfolio Holdings	231
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$970,346
Portfolio Turnover	80%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	8.6%
Corporate Bonds	8.9%
Money Market Funds	14.0%
Right	0.0%
Term Loans	68.5%
Warrant	0.0%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.6%
Utilities	1.1%
Real Estate	2.2%
Consumer Staples	2.4%
Energy	4.4%
Health Care	5.4%
Materials	5.7%
CLO	9.5%
Communications	10.3%
Financials	10.3%
Industrials	12.1%
Technology	14.2%
Money Market Funds	15.5%
Consumer Discretionary	17.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Institutional Class	12.4%
Mount Vernon Liquid Assets Portfolio	3.1%
Rockford Tower CLO 2020-1 Ltd., D1R	2.8%
Bristol Park CLO LTD, ER	1.4%
Silver Point Clo 5 Ltd., D2	1.3%
THL Credit Wind River 2019-3 Clo Ltd., E2R	1.1%
Atrium IX, ER	1.1%
Apidos CLO XX, DR	1.1%
LBM Acquisition, LLC	0.9%
Osaic Holdings, Inc.	0.8%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Floating Rate Bond Fund - Class C (DCFRX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/floatingratebond/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DCFRX

Dunham Floating Rate Bond Fund

Class N (DNFRX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$107	1.02%

How did the Fund perform during the reporting period?

The allocation to securitized asset pools, known as collateralized loan obligations (CLO), contributed meaningfully to positive Fund performance. CLOs within the Fund rallied amid a supportive technical environment.

The overweight to CCC rated credits contributed to Fund performance. The Fund maintained a higher allocation to CCC-rated securities versus the benchmark index. This exposure benefited the Fund as CCC rated securities rallied over the fiscal year.

Security selection within the loan allocation detracted from Fund Performance. Contributors within the loan allocation were broad-based over the fiscal year, however idiosyncratic overweight positions, such as positions in a cable provider and call center operator, weighed on Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Floating Rate Bond Fund - Class N	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan 100 Index	Morningstar Bank Loan Category
Oct-2014	$100,000	$100,000	$100,000	$100,000
Oct-2015	$100,513	$101,956	$98,428	$101,092
Oct-2016	$105,276	$106,412	$105,122	$107,762
Oct-2017	$109,388	$107,372	$109,772	$113,826
Oct-2018	$112,689	$105,167	$114,348	$118,964
Oct-2019	$114,809	$117,272	$118,282	$122,546
Oct-2020	$113,304	$124,527	$120,093	$123,398
Oct-2021	$121,089	$123,932	$128,591	$133,862
Oct-2022	$116,762	$104,496	$125,512	$130,186
Oct-2023	$129,821	$104,868	$140,515	$144,669
Oct-2024	$143,795	$115,928	$155,342	$160,992

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund	10.76%	4.61%	3.70%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar Bank Loan Category	11.28%	5.61%	4.88%
Morningstar LSTA US Leveraged Loan 100 Index	10.55%	5.60%	4.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$142,344,370
Number of Portfolio Holdings	231
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$970,346
Portfolio Turnover	80%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	8.6%
Corporate Bonds	8.9%
Money Market Funds	14.0%
Right	0.0%
Term Loans	68.5%
Warrant	0.0%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.6%
Utilities	1.1%
Real Estate	2.2%
Consumer Staples	2.4%
Energy	4.4%
Health Care	5.4%
Materials	5.7%
CLO	9.5%
Communications	10.3%
Financials	10.3%
Industrials	12.1%
Technology	14.2%
Money Market Funds	15.5%
Consumer Discretionary	17.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Institutional Class	12.4%
Mount Vernon Liquid Assets Portfolio	3.1%
Rockford Tower CLO 2020-1 Ltd., D1R	2.8%
Bristol Park CLO LTD, ER	1.4%
Silver Point Clo 5 Ltd., D2	1.3%
THL Credit Wind River 2019-3 Clo Ltd., E2R	1.1%
Atrium IX, ER	1.1%
Apidos CLO XX, DR	1.1%
LBM Acquisition, LLC	0.9%
Osaic Holdings, Inc.	0.8%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Floating Rate Bond Fund - Class N (DNFRX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/floatingratebond/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DNFRX

Dunham Focused Large Cap Growth Fund

Class A (DAFGX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$178	1.46%

How did the Fund perform during the reporting period?

The exposure to “large capitalization” stocks with a “growth” style contributed positively to Fund performance over the fiscal year. Large cap growth companies broadly outpaced other styles and capitalizations as large growth stocks increased nearly 8 percent more than small cap growth stocks over the 12-month period ended October 31, 2024.

Stock selection provided mixed results over the fiscal year. The Fund holds a concentrated amount of stocks, and this resulted in the performance for the Fund within each sector to be significantly different from the benchmark – some positive and some negative, but overall very similar performance.

The Fund had no direct exposure to stocks in the materials, real estate, utilities, or energy sectors, which generally contributed positively to relative performance. The Fund did not have holdings directly in any of these sectors, which generally increased less than the Fund or benchmark as a whole, so this helped relative performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Focused Large Cap Growth Fund - Class A	Dunham Focused Large Cap Growth Fund - Class A- with load	S&P 500® Index	Russell 1000® Growth Index	Morningstar Large Cap Growth Category
10/31/14	$10,000	$9,425	$10,000	$10,000	$10,000
10/31/15	$11,268	$10,619	$10,520	$10,918	$10,813
10/31/16	$10,610	$9,999	$10,994	$11,167	$10,945
10/31/17	$12,869	$12,129	$13,593	$14,485	$14,012
10/31/18	$15,054	$14,188	$14,591	$16,037	$15,371
10/31/19	$17,588	$16,577	$16,681	$18,779	$17,773
10/31/20	$25,167	$23,719	$18,301	$24,266	$22,393
10/31/21	$33,504	$31,577	$26,155	$34,752	$31,590
10/31/22	$20,229	$19,065	$22,334	$26,204	$22,832
10/31/23	$25,471	$24,006	$24,599	$31,170	$26,203
10/31/24	$36,589	$34,485	$33,950	$44,812	$37,344

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund
Class A Without Load	43.65%	15.78%	13.85%
Class A With Load	35.37%	14.41%	13.18%
Morningstar Large Cap Growth Category	42.50%	16.01%	14.08%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$182,127,424
Number of Portfolio Holdings	30
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,880,684
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.8%
Money Market Funds	3.2%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.7%
Consumer Staples	1.0%
Financials	3.1%
Money Market Funds	3.3%
Health Care	8.2%
Communications	13.4%
Consumer Discretionary	14.4%
Technology	59.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	9.0%
ServiceNow, Inc.	8.3%
Amazon.com, Inc.	8.0%
Microsoft Corporation	7.0%
Mastercard, Inc. - Class A	6.2%
Meta Platforms, Inc. - Class A	4.5%
Intuitive Surgical, Inc.	4.4%
Apple, Inc.	4.3%
Salesforce, Inc.	3.9%
Netflix, Inc.	3.7%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Focused Large Cap Growth Fund - Class A (DAFGX )

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DAFGX

Dunham Focused Large Cap Growth Fund

Class C (DCFGX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$266	2.20%

How did the Fund perform during the reporting period?

The exposure to “large capitalization” stocks with a “growth” style contributed positively to Fund performance over the fiscal year. Large cap growth companies broadly outpaced other styles and capitalizations as large growth stocks increased nearly 8 percent more than small cap growth stocks over the 12-month period ended October 31, 2024.

Stock selection provided mixed results over the fiscal year. The Fund holds a concentrated amount of stocks, and this resulted in the performance for the Fund within each sector to be significantly different from the benchmark – some positive and some negative, but overall very similar performance.

The Fund had no direct exposure to stocks in the materials, real estate, utilities, or energy sectors, which generally contributed positively to relative performance. The Fund did not have holdings directly in any of these sectors, which generally increased less than the Fund or benchmark as a whole, so this helped relative performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Focused Large Cap Growth Fund - Class C	S&P 500® Index	Russell 1000® Growth Index	Morningstar Large Cap Growth Category
Oct-2014	$10,000	$10,000	$10,000	$10,000
Oct-2015	$11,193	$10,520	$10,918	$10,813
Oct-2016	$10,458	$10,994	$11,167	$10,945
Oct-2017	$12,595	$13,593	$14,485	$14,012
Oct-2018	$14,621	$14,591	$16,037	$15,371
Oct-2019	$16,959	$16,681	$18,779	$17,773
Oct-2020	$24,078	$18,301	$24,266	$22,393
Oct-2021	$31,822	$26,155	$34,752	$31,590
Oct-2022	$19,071	$22,334	$26,204	$22,832
Oct-2023	$23,830	$24,599	$31,170	$26,203
Oct-2024	$33,975	$33,950	$44,812	$37,344

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund	42.57%	14.91%	13.01%
Morningstar Large Cap Growth Category	42.50%	16.01%	14.08%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$182,127,424
Number of Portfolio Holdings	30
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,880,684
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.8%
Money Market Funds	3.2%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.7%
Consumer Staples	1.0%
Financials	3.1%
Money Market Funds	3.3%
Health Care	8.2%
Communications	13.4%
Consumer Discretionary	14.4%
Technology	59.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	9.0%
ServiceNow, Inc.	8.3%
Amazon.com, Inc.	8.0%
Microsoft Corporation	7.0%
Mastercard, Inc. - Class A	6.2%
Meta Platforms, Inc. - Class A	4.5%
Intuitive Surgical, Inc.	4.4%
Apple, Inc.	4.3%
Salesforce, Inc.	3.9%
Netflix, Inc.	3.7%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Focused Large Cap Growth Fund - Class C (DCFGX )

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DCFGX

Dunham Focused Large Cap Growth Fund

Class N (DNFGX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$146	1.20%

How did the Fund perform during the reporting period?

The exposure to “large capitalization” stocks with a “growth” style contributed positively to Fund performance over the fiscal year. Large cap growth companies broadly outpaced other styles and capitalizations as large growth stocks increased nearly 8 percent more than small cap growth stocks over the 12-month period ended October 31, 2024.

Stock selection provided mixed results over the fiscal year. The Fund holds a concentrated amount of stocks, and this resulted in the performance for the Fund within each sector to be significantly different from the benchmark – some positive and some negative, but overall very similar performance.

The Fund had no direct exposure to stocks in the materials, real estate, utilities, or energy sectors, which generally contributed positively to relative performance. The Fund did not have holdings directly in any of these sectors, which generally increased less than the Fund or benchmark as a whole, so this helped relative performance.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Focused Large Cap Growth Fund - Class N	S&P 500® Index	Russell 1000® Growth Index	Morningstar Large Cap Growth Category
Oct-2014	$100,000	$100,000	$100,000	$100,000
Oct-2015	$113,058	$105,200	$109,180	$108,130
Oct-2016	$106,657	$109,943	$111,672	$109,447
Oct-2017	$129,770	$135,925	$144,850	$140,122
Oct-2018	$152,144	$145,911	$160,367	$153,705
Oct-2019	$178,294	$166,814	$187,795	$177,734
Oct-2020	$255,656	$183,012	$242,665	$223,928
Oct-2021	$341,237	$261,550	$347,518	$315,899
Oct-2022	$206,559	$223,335	$262,040	$228,321
Oct-2023	$260,700	$245,988	$311,698	$262,034
Oct-2024	$375,456	$339,505	$448,117	$373,435

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund	44.02%	16.06%	14.14%
Morningstar Large Cap Growth Category	42.50%	16.01%	14.08%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$182,127,424
Number of Portfolio Holdings	30
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,880,684
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.8%
Money Market Funds	3.2%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.7%
Consumer Staples	1.0%
Financials	3.1%
Money Market Funds	3.3%
Health Care	8.2%
Communications	13.4%
Consumer Discretionary	14.4%
Technology	59.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	9.0%
ServiceNow, Inc.	8.3%
Amazon.com, Inc.	8.0%
Microsoft Corporation	7.0%
Mastercard, Inc. - Class A	6.2%
Meta Platforms, Inc. - Class A	4.5%
Intuitive Surgical, Inc.	4.4%
Apple, Inc.	4.3%
Salesforce, Inc.	3.9%
Netflix, Inc.	3.7%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Focused Large Cap Growth Fund - Class N (DNFGX )

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DNFGX

Dunham High Yield Bond Fund

Class A (DAHYX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$153	1.43%

How did the Fund perform during the reporting period?

From a sector selection standpoint, the Fund positively benefited from the Sub-Adviser's ability to have off-benchmark sector weights for the fiscal year. An overweight allocation to cash and an underweight allocation to consumer non-cyclical were the largest detractors. Meanwhile, underweight allocations to capital goods and the communication sectors contributed to Fund performance.

Overall security selection acted as a detractor to relative Fund performance over the fiscal year. Technology, capital goods, and consumer cyclical credits were the most notable contributors to performance, while energy and consumer non-cyclical credits detracted from relative performance.

The Fund's exposure to CCC-rated credits generally contributed positively to relative performance over the fiscal year. The Fund’s approximate 12 percent relative overweight to CCC-rated credits positively contributed to Fund performance, as that specific credit quality outperformed the broader high-yield asset class.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham High Yield Bond Fund - Class A	Dunham High Yield Bond Fund - Class A- with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index	Morningstar High-Yield Bond Category
10/31/14	$10,000	$9,551	$10,000	$10,000	$10,000
10/31/15	$9,812	$9,372	$10,196	$9,799	$9,913
10/31/16	$10,324	$9,861	$10,641	$10,788	$10,725
10/31/17	$11,131	$10,631	$10,737	$11,775	$11,685
10/31/18	$11,016	$10,521	$10,517	$11,872	$11,803
10/31/19	$11,918	$11,383	$11,727	$12,865	$12,753
10/31/20	$12,328	$11,774	$12,453	$13,198	$13,026
10/31/21	$13,473	$12,868	$12,393	$14,595	$14,454
10/31/22	$11,993	$11,455	$10,450	$12,942	$12,961
10/31/23	$12,954	$12,373	$10,487	$13,703	$13,796
10/31/24	$14,806	$14,142	$11,593	$15,951	$15,945

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund
Class A Without Load	14.29%	4.44%	4.00%
Class A With Load	9.20%	3.47%	3.53%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA High Yield U.S. Corporates Cash Pay Index	16.41%	4.39%	4.78%
Morningstar High-Yield Bond Category	15.57%	4.57%	4.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$201,274,690
Number of Portfolio Holdings	280
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,557,329
Portfolio Turnover	57%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.1%
Corporate Bonds	78.6%
Money Market Funds	21.3%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Money Market Funds
25.9%
Consumer Discretionary
16.3%
Energy
13.8%
Financials
12.1%
Communications
12.1%
Technology
10.2%
Materials
9.3%
Industrials
7.3%
Health Care
4.0%
Utilities
4.0%
Consumer Staples
3.4%
Real Estate
2.8%
Common Stocks
0.1%
Liabilities in Excess of Other Assets
-21.3%

Value	Value
Liabilities in Excess of Other Assets	-21.3%
Common Stocks	0.1%
Real Estate	2.8%
Consumer Staples	3.4%
Utilities	4.0%
Health Care	4.0%
Industrials	7.3%
Materials	9.3%
Technology	10.2%
Communications	12.1%
Financials	12.1%
Energy	13.8%
Consumer Discretionary	16.3%
Money Market Funds	25.9%

Credit Quality Allocation (% of total investments)

B2	20.2%
Collateral for Securities Loaned	18.1%
BA3	14.7%
B1	9.9%
BA2	9.7%
B3	9.7%
CAA1	5.7%
BA1	4.5%
Other/Not Rated	3.6%
CAA2	2.6%
BAA3	1.3%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham High Yield Bond Fund - Class A (DAHYX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/highyield/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DAHYX

Dunham High Yield Bond Fund

Class C (DCHYX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.93%

How did the Fund perform during the reporting period?

From a sector selection standpoint, the Fund positively benefited from the Sub-Adviser's ability to have off-benchmark sector weights for the fiscal year. An overweight allocation to cash and an underweight allocation to consumer non-cyclical were the largest detractors. Meanwhile, underweight allocations to capital goods and the communication sectors contributed to Fund performance.

Overall security selection acted as a detractor to relative Fund performance over the fiscal year. Technology, capital goods, and consumer cyclical credits were the most notable contributors to performance, while energy and consumer non-cyclical credits detracted from relative performance.

The Fund's exposure to CCC-rated credits generally contributed positively to relative performance over the fiscal year. The Fund’s approximate 12 percent relative overweight to CCC-rated credits positively contributed to Fund performance, as that specific credit quality outperformed the broader high-yield asset class.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham High Yield Bond Fund - Class C	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index	Morningstar High-Yield Bond Category
Oct-2014	$10,000	$10,000	$10,000	$10,000
Oct-2015	$9,753	$10,196	$9,799	$9,913
Oct-2016	$10,206	$10,641	$10,788	$10,725
Oct-2017	$10,967	$10,737	$11,775	$11,685
Oct-2018	$10,810	$10,517	$11,872	$11,803
Oct-2019	$11,627	$11,727	$12,865	$12,753
Oct-2020	$11,969	$12,453	$13,198	$13,026
Oct-2021	$13,021	$12,393	$14,595	$14,454
Oct-2022	$11,524	$10,450	$12,942	$12,961
Oct-2023	$12,388	$10,487	$13,703	$13,796
Oct-2024	$14,091	$11,593	$15,951	$15,945

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund	13.75%	3.92%	3.49%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA High Yield U.S. Corporates Cash Pay Index	16.41%	4.39%	4.78%
Morningstar High-Yield Bond Category	15.57%	4.57%	4.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$201,274,690
Number of Portfolio Holdings	280
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,557,329
Portfolio Turnover	57%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.1%
Corporate Bonds	78.6%
Money Market Funds	21.3%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-21.3%
Common Stocks	0.1%
Real Estate	2.8%
Consumer Staples	3.4%
Utilities	4.0%
Health Care	4.0%
Industrials	7.3%
Materials	9.3%
Technology	10.2%
Communications	12.1%
Financials	12.1%
Energy	13.8%
Consumer Discretionary	16.3%
Money Market Funds	25.9%

Credit Quality Allocation (% of total investments)

B2	20.2%
Collateral for Securities Loaned	18.1%
BA3	14.7%
B1	9.9%
BA2	9.7%
B3	9.7%
CAA1	5.7%
BA1	4.5%
Other/Not Rated	3.6%
CAA2	2.6%
BAA3	1.3%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham High Yield Bond Fund - Class C (DCHYX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/highyield/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DCHYX

Dunham High Yield Bond Fund

Class N (DNHYX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$126	1.17%

How did the Fund perform during the reporting period?

From a sector selection standpoint, the Fund positively benefited from the Sub-Adviser's ability to have off-benchmark sector weights for the fiscal year. An overweight allocation to cash and an underweight allocation to consumer non-cyclical were the largest detractors. Meanwhile, underweight allocations to capital goods and the communication sectors contributed to Fund performance.

Overall security selection acted as a detractor to relative Fund performance over the fiscal year. Technology, capital goods, and consumer cyclical credits were the most notable contributors to performance, while energy and consumer non-cyclical credits detracted from relative performance.

The Fund's exposure to CCC-rated credits generally contributed positively to relative performance over the fiscal year. The Fund’s approximate 12 percent relative overweight to CCC-rated credits positively contributed to Fund performance, as that specific credit quality outperformed the broader high-yield asset class.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham High Yield Bond Fund - Class N	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index	Morningstar High-Yield Bond Category
Oct-2014	$100,000	$100,000	$100,000	$100,000
Oct-2015	$98,369	$101,956	$97,985	$99,133
Oct-2016	$103,676	$106,412	$107,885	$107,246
Oct-2017	$112,166	$107,372	$117,745	$116,852
Oct-2018	$111,266	$105,167	$118,718	$118,026
Oct-2019	$120,637	$117,272	$128,646	$127,525
Oct-2020	$125,149	$124,527	$131,975	$130,259
Oct-2021	$137,089	$123,932	$145,954	$144,543
Oct-2022	$122,176	$104,496	$129,425	$129,614
Oct-2023	$132,425	$104,868	$137,026	$137,962
Oct-2024	$151,807	$115,928	$159,512	$159,446

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund	14.64%	4.70%	4.26%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA High Yield U.S. Corporates Cash Pay Index	16.41%	4.39%	4.78%
Morningstar High-Yield Bond Category	15.57%	4.57%	4.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$201,274,690
Number of Portfolio Holdings	280
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,557,329
Portfolio Turnover	57%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.1%
Corporate Bonds	78.6%
Money Market Funds	21.3%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-21.3%
Common Stocks	0.1%
Real Estate	2.8%
Consumer Staples	3.4%
Utilities	4.0%
Health Care	4.0%
Industrials	7.3%
Materials	9.3%
Technology	10.2%
Communications	12.1%
Financials	12.1%
Energy	13.8%
Consumer Discretionary	16.3%
Money Market Funds	25.9%

Credit Quality Allocation (% of total investments)

B2	20.2%
Collateral for Securities Loaned	18.1%
BA3	14.7%
B1	9.9%
BA2	9.7%
B3	9.7%
CAA1	5.7%
BA1	4.5%
Other/Not Rated	3.6%
CAA2	2.6%
BAA3	1.3%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham High Yield Bond Fund - Class N (DNHYX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/highyield/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DNHYX

Dunham International Opportunity Bond Fund

Class A (DAIOX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$213	1.99%

How did the Fund perform during the reporting period?

The high exposure to emerging markets debt substantially contributed to relative performance. The Fund maintained nearly half of its exposure to the debt of emerging market countries’ governments and of companies domiciled in emerging markets. In general, these strongly outperformed over the fiscal year.

Maintaining a shorter duration generally hurt relative performance. The Fund continued to have an average duration approximately 1 year less than the benchmark index. This resulted in a detraction in relative performance as rates broadly declined during the fiscal year.

The exposure to Pan-European High-Yield Bonds benefited relative performance. The Fund’s exposure to Pan-European High-Yield broadly aided relative performance as many European countries were able to reduce interest rates and avoid recessions, which broadly benefited this asset class that bears a high amount of credit risk, which is generally most sensitive to recessionary environments.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham International Opportunity Bond Fund - Class A	Dunham International Opportunity Bond Fund - Class A- with load	Bloomberg Global Aggregate ex USD	Morningstar Global Bond Category
10/31/14	$10,000	$9,554	$10,000	$10,000
10/31/15	$9,235	$8,823	$9,326	$9,716
10/31/16	$9,676	$9,244	$9,930	$10,311
10/31/17	$9,720	$9,287	$10,055	$10,740
10/31/18	$9,301	$8,886	$9,845	$10,627
10/31/19	$9,857	$9,418	$10,617	$11,526
10/31/20	$9,658	$9,227	$11,144	$12,112
10/31/21	$10,006	$9,559	$10,922	$12,227
10/31/22	$7,942	$7,588	$8,236	$10,034
10/31/23	$8,846	$8,452	$8,450	$10,395
10/31/24	$10,127	$9,675	$9,181	$11,494

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund
Class A Without Load	14.47%	0.54%	0.13%
Class A With Load	9.27%	-0.38%	-0.33%
Bloomberg Global Aggregate ex USD	8.65%	-2.87%	-0.85%
Morningstar Global Bond Category	10.57%	-0.06%	1.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$76,612,772
Number of Portfolio Holdings	455
Total Advisory Fee	$837,775
Portfolio Turnover	77%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.0%
Corporate Bonds	63.2%
Money Market Funds	9.5%
Non U.S. Government & Agencies	27.3%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Other Sectors
0.9%
Sovereign
18.8%
Energy
13.6%
Financials
10.7%
Money Market Funds
9.4%
Materials
7.1%
Consumer Discretionary
7.0%
Non U.S. Treasury
7.0%
Utilities
6.5%
Industrials
6.0%
Communications
3.7%
Health Care
3.5%
Real Estate
2.0%
Consumer Staples
1.7%
Supranational
0.7%
Other Assets in Excess of Liabilities
1.4%

Value	Value
Other Assets in Excess of Liabilities	1.4%
Supranational	0.7%
Consumer Staples	1.7%
Real Estate	2.0%
Health Care	3.5%
Communications	3.7%
Industrials	6.0%
Utilities	6.5%
Non U.S. Treasury	7.0%
Consumer Discretionary	7.0%
Materials	7.1%
Money Market Funds	9.4%
Financials	10.7%
Energy	13.6%
Sovereign	18.8%
Other Sectors	0.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Australia Government Bond, 1.250%, 05/21/32	1.2%
Italy Buoni Poliennali Del Tesoro, 2.800%, 12/01/28	1.1%
SierraCol Energy Andina, LLC, 6.000%, 06/15/28	1.0%
Egypt Government International Bond, 7.625%, 05/29/32	1.0%
Poinsettia Finance Ltd., 6.625%, 06/17/31	0.9%
Tullow Oil PLC, 7.000%, 03/01/25	0.8%
Italy Buoni Poliennali Del Tesoro, 2.450%, 09/01/33	0.8%
Sasol Financing USA, LLC, 4.375%, 09/18/26	0.8%
Turkiye Government International Bond, 7.625%, 05/15/34	0.7%
Argentine Republic Government International Bond, 0.750%, 07/09/30	0.7%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham International Opportunity Bond Fund - Class A (DAIOX )

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DAIOX

Dunham International Opportunity Bond Fund

Class C (DCIOX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$266	2.49%

How did the Fund perform during the reporting period?

The high exposure to emerging markets debt substantially contributed to relative performance. The Fund maintained nearly half of its exposure to the debt of emerging market countries’ governments and of companies domiciled in emerging markets. In general, these strongly outperformed over the fiscal year.

Maintaining a shorter duration generally hurt relative performance. The Fund continued to have an average duration approximately 1 year less than the benchmark index. This resulted in a detraction in relative performance as rates broadly declined during the fiscal year.

The exposure to Pan-European High-Yield Bonds benefited relative performance. The Fund’s exposure to Pan-European High-Yield broadly aided relative performance as many European countries were able to reduce interest rates and avoid recessions, which broadly benefited this asset class that bears a high amount of credit risk, which is generally most sensitive to recessionary environments.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham International Opportunity Bond Fund - Class C	Bloomberg Global Aggregate ex USD	Morningstar Global Bond Category
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$9,189	$9,326	$9,716
Oct-2016	$9,574	$9,930	$10,311
Oct-2017	$9,567	$10,055	$10,740
Oct-2018	$9,115	$9,845	$10,627
Oct-2019	$9,604	$10,617	$11,526
Oct-2020	$9,366	$11,144	$12,112
Oct-2021	$9,654	$10,922	$12,227
Oct-2022	$7,625	$8,236	$10,034
Oct-2023	$8,453	$8,450	$10,395
Oct-2024	$9,629	$9,181	$11,494

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund	13.91%	0.05%	-0.38%
Bloomberg Global Aggregate ex USD	8.65%	-2.87%	-0.85%
Morningstar Global Bond Category	10.57%	-0.06%	1.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$76,612,772
Number of Portfolio Holdings	455
Total Advisory Fee	$837,775
Portfolio Turnover	77%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.0%
Corporate Bonds	63.2%
Money Market Funds	9.5%
Non U.S. Government & Agencies	27.3%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.4%
Supranational	0.7%
Consumer Staples	1.7%
Real Estate	2.0%
Health Care	3.5%
Communications	3.7%
Industrials	6.0%
Utilities	6.5%
Non U.S. Treasury	7.0%
Consumer Discretionary	7.0%
Materials	7.1%
Money Market Funds	9.4%
Financials	10.7%
Energy	13.6%
Sovereign	18.8%
Other Sectors	0.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Australia Government Bond, 1.250%, 05/21/32	1.2%
Italy Buoni Poliennali Del Tesoro, 2.800%, 12/01/28	1.1%
SierraCol Energy Andina, LLC, 6.000%, 06/15/28	1.0%
Egypt Government International Bond, 7.625%, 05/29/32	1.0%
Poinsettia Finance Ltd., 6.625%, 06/17/31	0.9%
Tullow Oil PLC, 7.000%, 03/01/25	0.8%
Italy Buoni Poliennali Del Tesoro, 2.450%, 09/01/33	0.8%
Sasol Financing USA, LLC, 4.375%, 09/18/26	0.8%
Turkiye Government International Bond, 7.625%, 05/15/34	0.7%
Argentine Republic Government International Bond, 0.750%, 07/09/30	0.7%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham International Opportunity Bond Fund - Class C (DCIOX )

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DCIOX

Dunham International Opportunity Bond Fund

Class N (DNIOX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$187	1.74%

How did the Fund perform during the reporting period?

The high exposure to emerging markets debt substantially contributed to relative performance. The Fund maintained nearly half of its exposure to the debt of emerging market countries’ governments and of companies domiciled in emerging markets. In general, these strongly outperformed over the fiscal year.

Maintaining a shorter duration generally hurt relative performance. The Fund continued to have an average duration approximately 1 year less than the benchmark index. This resulted in a detraction in relative performance as rates broadly declined during the fiscal year.

The exposure to Pan-European High-Yield Bonds benefited relative performance. The Fund’s exposure to Pan-European High-Yield broadly aided relative performance as many European countries were able to reduce interest rates and avoid recessions, which broadly benefited this asset class that bears a high amount of credit risk, which is generally most sensitive to recessionary environments.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham International Opportunity Bond Fund - Class N	Bloomberg Global Aggregate ex USD	Morningstar Global Bond Category
Oct-2014	$100,000	$100,000	$100,000
Oct-2015	$92,576	$93,263	$97,155
Oct-2016	$97,229	$99,296	$103,106
Oct-2017	$97,883	$100,547	$107,400
Oct-2018	$93,901	$98,449	$106,268
Oct-2019	$99,804	$106,170	$115,263
Oct-2020	$98,000	$111,437	$121,119
Oct-2021	$101,853	$109,219	$122,268
Oct-2022	$80,948	$82,364	$100,342
Oct-2023	$90,397	$84,499	$103,952
Oct-2024	$103,727	$91,807	$114,939

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund	14.75%	0.77%	0.37%
Bloomberg Global Aggregate ex USD	8.65%	-2.87%	-0.85%
Morningstar Global Bond Category	10.57%	-0.06%	1.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$76,612,772
Number of Portfolio Holdings	455
Total Advisory Fee	$837,775
Portfolio Turnover	77%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.0%
Corporate Bonds	63.2%
Money Market Funds	9.5%
Non U.S. Government & Agencies	27.3%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.4%
Supranational	0.7%
Consumer Staples	1.7%
Real Estate	2.0%
Health Care	3.5%
Communications	3.7%
Industrials	6.0%
Utilities	6.5%
Non U.S. Treasury	7.0%
Consumer Discretionary	7.0%
Materials	7.1%
Money Market Funds	9.4%
Financials	10.7%
Energy	13.6%
Sovereign	18.8%
Other Sectors	0.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Australia Government Bond, 1.250%, 05/21/32	1.2%
Italy Buoni Poliennali Del Tesoro, 2.800%, 12/01/28	1.1%
SierraCol Energy Andina, LLC, 6.000%, 06/15/28	1.0%
Egypt Government International Bond, 7.625%, 05/29/32	1.0%
Poinsettia Finance Ltd., 6.625%, 06/17/31	0.9%
Tullow Oil PLC, 7.000%, 03/01/25	0.8%
Italy Buoni Poliennali Del Tesoro, 2.450%, 09/01/33	0.8%
Sasol Financing USA, LLC, 4.375%, 09/18/26	0.8%
Turkiye Government International Bond, 7.625%, 05/15/34	0.7%
Argentine Republic Government International Bond, 0.750%, 07/09/30	0.7%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham International Opportunity Bond Fund - Class N (DNIOX )

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DNIOX

Dunham International Stock Fund

Class A (DAINX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$242	2.16%

How did the Fund perform during the reporting period?

Developed markets underperformed emerging markets over the fiscal year. Developed markets, as measured by the MSCI EAFE TR Index, rose 23.0 percent, while emerging markets, as measured by the MSCI Emerging Markets TR Index, rallied 25.3 percent.

Countries contributing the most to returns relative to the Index during the fiscal year were: The Netherlands, mainly because of overweight positioning to the Dutch information technology basket; and Japan, mainly because of the overweight positioning plus positive selection within the Japanese financials basket. Negative selection coupled with underweight positioning to the UK materials basket also detracted from value added; and Australia, mainly due to underweight positioning to the Australian financials and real estate baskets.

Sectors contributing the most to returns relative to the Index during the fiscal year included: Financials, primarily because of overweight positioning plus positive selection within the Chinese, Japanese and Turkish financials baskets. Overweight positioning to the Korean and Italian financials baskets additionally contributed to sector-level effects. Sectors detracting the most relative to the Index included: energy, largely due to overweight positioning coupled with negative selection within the UK energy basket.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham International Stock Fund - Class A	Dunham International Stock Fund - Class A- with load	MSCI ACWI ex USA Index	Morningstar Foreign Large Cap Blend Category
10/31/14	$10,000	$9,422	$10,000	$10,000
10/31/15	$9,568	$9,015	$9,532	$9,955
10/31/16	$9,547	$8,996	$9,554	$9,873
10/31/17	$11,736	$11,058	$11,812	$12,219
10/31/18	$10,871	$10,243	$10,838	$11,304
10/31/19	$11,608	$10,938	$12,060	$12,561
10/31/20	$11,635	$10,963	$11,745	$12,093
10/31/21	$16,191	$15,256	$15,228	$16,051
10/31/22	$12,413	$11,696	$11,463	$12,290
10/31/23	$14,544	$13,703	$12,847	$14,004
10/31/24	$18,061	$17,018	$15,973	$17,255

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham International Stock Fund
Class A Without Load	24.19%	9.24%	6.09%
Class A With Load	17.03%	7.96%	5.46%
Morningstar Foreign Large Cap Blend Category	23.22%	6.56%	5.61%
MSCI ACWI ex USA Index	24.33%	5.78%	4.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$143,325,896
Number of Portfolio Holdings	323
Total Advisory Fee	$2,210,700
Portfolio Turnover	134%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.5%
Equity	0.5%
Real Estate	0.6%
Consumer Staples	1.4%
Utilities	1.9%
Consumer Discretionary	5.0%
Materials	5.0%
Energy	5.8%
Communications	6.2%
Money Market Funds	6.2%
Health Care	7.7%
Industrials	12.3%
Technology	17.6%
Financials	35.3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.8%
Exchange-Traded Funds	0.5%
Money Market Funds	5.9%
Preferred Stocks	2.8%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	3.7%
ABB Ltd.	2.1%
Deutsche Telekom A.G.	2.0%
Allianz S.E.	1.7%
Kinross Gold Corporation	1.6%
ING Groep N.V.	1.6%
Novartis A.G. - ADR	1.5%
Bank of Ireland Group PLC	1.5%
BNP Paribas S.A.	1.5%
Bank of China Ltd. - H Shares	1.5%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.5%
Other Countries	13.9%
Taiwan Province Of China	2.2%
Cayman Islands	2.3%
Brazil	2.8%
France	3.0%
Italy	3.5%
Taiwan	4.3%
United Kingdom	4.7%
Korea (Republic Of)	4.9%
Netherlands	5.3%
Germany	6.1%
United States	6.7%
Switzerland	6.8%
Canada	7.2%
Japan	15.7%
China	16.1%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham International Stock Fund - Class A (DAINX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalstock/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DAINX

Dunham International Stock Fund

Class C (DCINX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$325	2.91%

How did the Fund perform during the reporting period?

Developed markets underperformed emerging markets over the fiscal year. Developed markets, as measured by the MSCI EAFE TR Index, rose 23.0 percent, while emerging markets, as measured by the MSCI Emerging Markets TR Index, rallied 25.3 percent.

Countries contributing the most to returns relative to the Index during the fiscal year were: The Netherlands, mainly because of overweight positioning to the Dutch information technology basket; and Japan, mainly because of the overweight positioning plus positive selection within the Japanese financials basket. Negative selection coupled with underweight positioning to the UK materials basket also detracted from value added; and Australia, mainly due to underweight positioning to the Australian financials and real estate baskets.

Sectors contributing the most to returns relative to the Index during the fiscal year included: Financials, primarily because of overweight positioning plus positive selection within the Chinese, Japanese and Turkish financials baskets. Overweight positioning to the Korean and Italian financials baskets additionally contributed to sector-level effects. Sectors detracting the most relative to the Index included: energy, largely due to overweight positioning coupled with negative selection within the UK energy basket.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham International Stock Fund - Class C	MSCI ACWI ex USA Index	Morningstar Foreign Large Cap Blend Category
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$9,494	$9,532	$9,955
Oct-2016	$9,405	$9,554	$9,873
Oct-2017	$11,472	$11,812	$12,219
Oct-2018	$10,551	$10,838	$11,304
Oct-2019	$11,180	$12,060	$12,561
Oct-2020	$11,125	$11,745	$12,093
Oct-2021	$15,365	$15,228	$16,051
Oct-2022	$11,695	$11,463	$12,290
Oct-2023	$13,596	$12,847	$14,004
Oct-2024	$16,750	$15,973	$17,255

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham International Stock Fund	23.20%	8.42%	5.29%
Morningstar Foreign Large Cap Blend Category	23.22%	6.56%	5.61%
MSCI ACWI ex USA Index	24.33%	5.78%	4.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$143,325,896
Number of Portfolio Holdings	323
Total Advisory Fee	$2,210,700
Portfolio Turnover	134%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.5%
Equity	0.5%
Real Estate	0.6%
Consumer Staples	1.4%
Utilities	1.9%
Consumer Discretionary	5.0%
Materials	5.0%
Energy	5.8%
Communications	6.2%
Money Market Funds	6.2%
Health Care	7.7%
Industrials	12.3%
Technology	17.6%
Financials	35.3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.8%
Exchange-Traded Funds	0.5%
Money Market Funds	5.9%
Preferred Stocks	2.8%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	3.7%
ABB Ltd.	2.1%
Deutsche Telekom A.G.	2.0%
Allianz S.E.	1.7%
Kinross Gold Corporation	1.6%
ING Groep N.V.	1.6%
Novartis A.G. - ADR	1.5%
Bank of Ireland Group PLC	1.5%
BNP Paribas S.A.	1.5%
Bank of China Ltd. - H Shares	1.5%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.5%
Other Countries	13.9%
Taiwan Province Of China	2.2%
Cayman Islands	2.3%
Brazil	2.8%
France	3.0%
Italy	3.5%
Taiwan	4.3%
United Kingdom	4.7%
Korea (Republic Of)	4.9%
Netherlands	5.3%
Germany	6.1%
United States	6.7%
Switzerland	6.8%
Canada	7.2%
Japan	15.7%
China	16.1%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham International Stock Fund - Class C (DCINX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalstock/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DCINX

Dunham International Stock Fund

Class N (DNINX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$214	1.91%

How did the Fund perform during the reporting period?

Developed markets underperformed emerging markets over the fiscal year. Developed markets, as measured by the MSCI EAFE TR Index, rose 23.0 percent, while emerging markets, as measured by the MSCI Emerging Markets TR Index, rallied 25.3 percent.

Countries contributing the most to returns relative to the Index during the fiscal year were: The Netherlands, mainly because of overweight positioning to the Dutch information technology basket; and Japan, mainly because of the overweight positioning plus positive selection within the Japanese financials basket. Negative selection coupled with underweight positioning to the UK materials basket also detracted from value added; and Australia, mainly due to underweight positioning to the Australian financials and real estate baskets.

Sectors contributing the most to returns relative to the Index during the fiscal year included: Financials, primarily because of overweight positioning plus positive selection within the Chinese, Japanese and Turkish financials baskets. Overweight positioning to the Korean and Italian financials baskets additionally contributed to sector-level effects. Sectors detracting the most relative to the Index included: energy, largely due to overweight positioning coupled with negative selection within the UK energy basket.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham International Stock Fund - Class N	MSCI ACWI ex USA Index	Morningstar Foreign Large Cap Blend Category
Oct-2014	$100,000	$100,000	$100,000
Oct-2015	$95,904	$95,324	$99,551
Oct-2016	$95,959	$95,537	$98,729
Oct-2017	$118,197	$118,121	$122,194
Oct-2018	$109,830	$108,384	$113,041
Oct-2019	$117,610	$120,598	$125,611
Oct-2020	$118,140	$117,447	$120,931
Oct-2021	$164,829	$152,285	$160,512
Oct-2022	$126,656	$114,630	$122,901
Oct-2023	$148,844	$128,465	$140,043
Oct-2024	$185,239	$159,726	$172,552

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham International Stock Fund	24.45%	9.51%	6.36%
Morningstar Foreign Large Cap Blend Category	23.22%	6.56%	5.61%
MSCI ACWI ex USA Index	24.33%	5.78%	4.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$143,325,896
Number of Portfolio Holdings	323
Total Advisory Fee	$2,210,700
Portfolio Turnover	134%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.5%
Equity	0.5%
Real Estate	0.6%
Consumer Staples	1.4%
Utilities	1.9%
Consumer Discretionary	5.0%
Materials	5.0%
Energy	5.8%
Communications	6.2%
Money Market Funds	6.2%
Health Care	7.7%
Industrials	12.3%
Technology	17.6%
Financials	35.3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.8%
Exchange-Traded Funds	0.5%
Money Market Funds	5.9%
Preferred Stocks	2.8%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	3.7%
ABB Ltd.	2.1%
Deutsche Telekom A.G.	2.0%
Allianz S.E.	1.7%
Kinross Gold Corporation	1.6%
ING Groep N.V.	1.6%
Novartis A.G. - ADR	1.5%
Bank of Ireland Group PLC	1.5%
BNP Paribas S.A.	1.5%
Bank of China Ltd. - H Shares	1.5%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.5%
Other Countries	13.9%
Taiwan Province Of China	2.2%
Cayman Islands	2.3%
Brazil	2.8%
France	3.0%
Italy	3.5%
Taiwan	4.3%
United Kingdom	4.7%
Korea (Republic Of)	4.9%
Netherlands	5.3%
Germany	6.1%
United States	6.7%
Switzerland	6.8%
Canada	7.2%
Japan	15.7%
China	16.1%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham International Stock Fund - Class N (DNINX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalstock/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DNINX

Dunham Large Cap Value Fund

Class A (DALVX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$167	1.44%

How did the Fund perform during the reporting period?

The exposure to “large capitalization” stocks with a “value” style contributed positively to Fund performance over the fiscal year. Large cap value companies within the financial services, producer durables, and Utility sectors broadly outpaced sectors like healthcare, technology, and consumer discretionary.

Stock selection provided mixed results over the fiscal year. The Fund holds a concentrated amount of stocks, and this resulted in the performance for the Fund within each sector to be significantly different from the benchmark – some positive and some negative, but overall very similar performance.

Individual positions that positively/negatively impacted relative Fund performance. Quanta Services Inc. (PWR) (holding weight*: 1.62 percent), positively contributed to Fund performance, as the position gained 80.7 percent over the fiscal year. Schlumberger N.V. (SLB) (holding weight*: 1.20 percent), negatively contributed to Fund performance, as the position lost 26.3 percent over the fiscal year.

* Holdings percentage(s) of total investments, cash and unsettled trades excluding collateral for securities loaned as of 10/31/2024.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Large Cap Value Fund - Class A	Dunham Large Cap Value Fund - Class A- with load	S&P 500® Index	Russell 1000® Value Index	Morningstar Large Cap Value Category
10/31/14	$10,000	$9,423	$10,000	$10,000	$10,000
10/31/15	$10,115	$9,531	$10,520	$10,053	$10,168
10/31/16	$10,260	$9,667	$10,994	$10,693	$10,688
10/31/17	$12,063	$11,367	$13,593	$12,595	$12,909
10/31/18	$12,279	$11,570	$14,591	$12,977	$13,440
10/31/19	$13,629	$12,842	$16,681	$14,432	$14,844
10/31/20	$12,766	$12,029	$18,301	$13,340	$13,843
10/31/21	$18,547	$17,476	$26,155	$19,178	$20,002
10/31/22	$17,030	$16,047	$22,334	$17,836	$19,254
10/31/23	$16,790	$15,821	$24,599	$17,860	$19,528
10/31/24	$22,189	$20,908	$33,950	$23,392	$25,520

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund
Class A Without Load	32.16%	10.24%	8.30%
Class A With Load	24.58%	8.94%	7.65%
Morningstar Large Cap Value Category	30.69%	11.45%	9.82%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$155,862,173
Number of Portfolio Holdings	76
Total Advisory Fee	$1,545,700
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.0%
Utilities	3.4%
Real Estate	4.2%
Consumer Discretionary	4.3%
Consumer Staples	5.1%
Money Market Funds	5.6%
Materials	6.2%
Communications	6.4%
Energy	7.9%
Technology	11.1%
Industrials	14.2%
Health Care	16.8%
Financials	18.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.5%
Exxon Mobil Corporation	2.9%
UnitedHealth Group, Inc.	2.6%
Abbott Laboratories	2.1%
Berkshire Hathaway, Inc. - Class B	2.0%
Bank of America Corporation	2.0%
Blackrock, Inc.	2.0%
Parker-Hannifin Corporation	1.9%
RTX Corporation	1.9%
AbbVie, Inc.	1.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Large Cap Value Fund - Class A (DALVX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/largecapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DALVX

Dunham Large Cap Value Fund

Class C (DCLVX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$253	2.19%

How did the Fund perform during the reporting period?

The exposure to “large capitalization” stocks with a “value” style contributed positively to Fund performance over the fiscal year. Large cap value companies within the financial services, producer durables, and Utility sectors broadly outpaced sectors like healthcare, technology, and consumer discretionary.

Stock selection provided mixed results over the fiscal year. The Fund holds a concentrated amount of stocks, and this resulted in the performance for the Fund within each sector to be significantly different from the benchmark – some positive and some negative, but overall very similar performance.

Individual positions that positively/negatively impacted relative Fund performance. Quanta Services Inc. (PWR) (holding weight*: 1.62 percent), positively contributed to Fund performance, as the position gained 80.7 percent over the fiscal year. Schlumberger N.V. (SLB) (holding weight*: 1.20 percent), negatively contributed to Fund performance, as the position lost 26.3 percent over the fiscal year.

* Holdings percentage(s) of total investments, cash and unsettled trades excluding collateral for securities loaned as of 10/31/2024.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Large Cap Value Fund - Class C	S&P 500® Index	Russell 1000® Value Index	Morningstar Large Cap Value Category
Oct-2014	$10,000	$10,000	$10,000	$10,000
Oct-2015	$10,038	$10,520	$10,053	$10,168
Oct-2016	$10,105	$10,994	$10,693	$10,688
Oct-2017	$11,794	$13,593	$12,595	$12,909
Oct-2018	$11,911	$14,591	$12,977	$13,440
Oct-2019	$13,131	$16,681	$14,432	$14,844
Oct-2020	$12,202	$18,301	$13,340	$13,843
Oct-2021	$17,596	$26,155	$19,178	$20,002
Oct-2022	$16,030	$22,334	$17,836	$19,254
Oct-2023	$15,694	$24,599	$17,860	$19,528
Oct-2024	$20,581	$33,950	$23,392	$25,520

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund	31.14%	9.40%	7.48%
Morningstar Large Cap Value Category	30.69%	11.45%	9.82%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$155,862,173
Number of Portfolio Holdings	76
Total Advisory Fee	$1,545,700
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.0%
Utilities	3.4%
Real Estate	4.2%
Consumer Discretionary	4.3%
Consumer Staples	5.1%
Money Market Funds	5.6%
Materials	6.2%
Communications	6.4%
Energy	7.9%
Technology	11.1%
Industrials	14.2%
Health Care	16.8%
Financials	18.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.5%
Exxon Mobil Corporation	2.9%
UnitedHealth Group, Inc.	2.6%
Abbott Laboratories	2.1%
Berkshire Hathaway, Inc. - Class B	2.0%
Bank of America Corporation	2.0%
Blackrock, Inc.	2.0%
Parker-Hannifin Corporation	1.9%
RTX Corporation	1.9%
AbbVie, Inc.	1.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Large Cap Value Fund - Class C (DCLVX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/largecapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DCLVX

Dunham Large Cap Value Fund

Class N (DNLVX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$138	1.19%

How did the Fund perform during the reporting period?

The exposure to “large capitalization” stocks with a “value” style contributed positively to Fund performance over the fiscal year. Large cap value companies within the financial services, producer durables, and Utility sectors broadly outpaced sectors like healthcare, technology, and consumer discretionary.

Stock selection provided mixed results over the fiscal year. The Fund holds a concentrated amount of stocks, and this resulted in the performance for the Fund within each sector to be significantly different from the benchmark – some positive and some negative, but overall very similar performance.

Individual positions that positively/negatively impacted relative Fund performance. Quanta Services Inc. (PWR) (holding weight*: 1.62 percent), positively contributed to Fund performance, as the position gained 80.7 percent over the fiscal year. Schlumberger N.V. (SLB) (holding weight*: 1.20 percent), negatively contributed to Fund performance, as the position lost 26.3 percent over the fiscal year.

* Holdings percentage(s) of total investments, cash and unsettled trades excluding collateral for securities loaned as of 10/31/2024.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Large Cap Value Fund - Class N	S&P 500® Index	Russell 1000® Value Index	Morningstar Large Cap Value Category
Oct-2014	$100,000	$100,000	$100,000	$100,000
Oct-2015	$101,409	$105,200	$100,530	$101,681
Oct-2016	$103,169	$109,943	$106,934	$106,884
Oct-2017	$121,571	$135,925	$125,948	$129,093
Oct-2018	$123,974	$145,911	$129,770	$134,396
Oct-2019	$138,072	$166,814	$144,321	$148,437
Oct-2020	$129,574	$183,012	$133,403	$138,428
Oct-2021	$188,776	$261,550	$191,776	$200,016
Oct-2022	$173,748	$223,335	$178,357	$192,542
Oct-2023	$171,764	$245,988	$178,596	$195,281
Oct-2024	$227,543	$339,505	$233,918	$255,197

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund	32.47%	10.51%	8.57%
Morningstar Large Cap Value Category	30.69%	11.45%	9.82%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$155,862,173
Number of Portfolio Holdings	76
Total Advisory Fee	$1,545,700
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.0%
Utilities	3.4%
Real Estate	4.2%
Consumer Discretionary	4.3%
Consumer Staples	5.1%
Money Market Funds	5.6%
Materials	6.2%
Communications	6.4%
Energy	7.9%
Technology	11.1%
Industrials	14.2%
Health Care	16.8%
Financials	18.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.5%
Exxon Mobil Corporation	2.9%
UnitedHealth Group, Inc.	2.6%
Abbott Laboratories	2.1%
Berkshire Hathaway, Inc. - Class B	2.0%
Bank of America Corporation	2.0%
Blackrock, Inc.	2.0%
Parker-Hannifin Corporation	1.9%
RTX Corporation	1.9%
AbbVie, Inc.	1.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Large Cap Value Fund - Class N (DNLVX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/largecapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DNLVX

Dunham Long/Short Credit Fund

Class A (DAAIX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.11%

How did the Fund perform during the reporting period?

The Fund’s core long positions were the strongest contributor to Fund performance over the fiscal year. The core long positions were the largest source of positive performance over the fiscal quarter, with gains driven by short duration holdings from the financial services sector.

The Sub-Adviser continued to implement its interest rate hedging strategy, which resulted in an overall duration of approximately 0.38 years. This exposure was a headwind to positive Fund Performance as speculation grew for the sustained easing of monetary policy, but as investors hedged bets for meaningful interest rate cuts to close 2024, this exposure contributed marginally to Fund performance as US Treasury yields rose over the fiscal year.

Credit risk management reduced overall Fund volatility but was the largest drag on positive Fund performance over the fiscal year. For example, the Fund held various credit default swaps on a basket of high-yield bonds. These positions meaningfully detracted from Fund performance as high-yield bonds rose 16.3 percent, as measured by the ICE BofA U.S. Cash Pay High Yield Index, over the fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Long/Short Credit Fund - Class A	Dunham Long/Short Credit Fund - Class A- with load	Bloomberg U.S. Aggregate Bond Index	Morningstar Nontraditional Bond Category	BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
10/31/14	$10,000	$9,427	$10,000	$10,000	$10,000
10/31/15	$9,716	$9,159	$10,196	$10,016	$10,302
10/31/16	$9,503	$8,958	$10,641	$10,516	$10,642
10/31/17	$10,529	$9,925	$10,737	$11,114	$11,038
10/31/18	$11,395	$10,741	$10,517	$11,260	$11,554
10/31/19	$11,971	$11,285	$11,727	$11,859	$12,179
10/31/20	$12,447	$11,733	$12,453	$12,136	$12,656
10/31/21	$12,916	$12,175	$12,393	$12,880	$13,042
10/31/22	$12,551	$11,831	$10,450	$11,936	$13,536
10/31/23	$12,790	$12,057	$10,487	$12,539	$14,593
10/31/24	$13,380	$12,613	$11,593	$14,034	$15,821

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund
Class A Without Load	4.61%	2.25%	2.95%
Class A With Load	-1.44%	1.05%	2.35%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	8.41%	5.37%	4.69%
Morningstar Nontraditional Bond Category	11.92%	3.42%	3.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$230,291,404
Number of Portfolio Holdings	64
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,401,654
Portfolio Turnover	274%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.0%
Corporate Bonds	36.5%
Money Market Funds	4.0%
Non U.S. Government & Agencies	1.4%
U.S. Government & Agencies	58.1%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.4%
Health Care	0.7%
Consumer Staples	1.0%
Industrials	1.1%
Sovereign	1.5%
Energy	2.8%
Utilities	2.8%
Communications	2.9%
Consumer Discretionary	3.9%
Money Market Funds	4.1%
Financials	22.0%
U.S. Treasury Obligations	59.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	11.8%
United States Treasury Bill	11.8%
United States Treasury Bill	11.8%
United States Treasury Bill	11.8%
United States Treasury Bill	5.0%
United States Treasury Note	2.6%
First American Government Obligations Fund, Class X	2.3%
Wells Fargo & Company	2.2%
Synchrony Bank	2.1%
Frontier Communications Holdings, LLC	1.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Long/Short Credit Fund - Class A (DAAIX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/longshortcredit/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DAAIX

Dunham Long/Short Credit Fund

Class C (DCAIX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.88%

How did the Fund perform during the reporting period?

The Fund’s core long positions were the strongest contributor to Fund performance over the fiscal year. The core long positions were the largest source of positive performance over the fiscal quarter, with gains driven by short duration holdings from the financial services sector.

The Sub-Adviser continued to implement its interest rate hedging strategy, which resulted in an overall duration of approximately 0.38 years. This exposure was a headwind to positive Fund Performance as speculation grew for the sustained easing of monetary policy, but as investors hedged bets for meaningful interest rate cuts to close 2024, this exposure contributed marginally to Fund performance as US Treasury yields rose over the fiscal year.

Credit risk management reduced overall Fund volatility but was the largest drag on positive Fund performance over the fiscal year. For example, the Fund held various credit default swaps on a basket of high-yield bonds. These positions meaningfully detracted from Fund performance as high-yield bonds rose 16.3 percent, as measured by the ICE BofA U.S. Cash Pay High Yield Index, over the fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Long/Short Credit Fund - Class C	Bloomberg U.S. Aggregate Bond Index	Morningstar Nontraditional Bond Category	BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Oct-2014	$10,000	$10,000	$10,000	$10,000
Oct-2015	$9,647	$10,196	$10,016	$10,302
Oct-2016	$9,363	$10,641	$10,516	$10,642
Oct-2017	$10,295	$10,737	$11,114	$11,038
Oct-2018	$11,050	$10,517	$11,260	$11,554
Oct-2019	$11,529	$11,727	$11,859	$12,179
Oct-2020	$11,903	$12,453	$12,136	$12,656
Oct-2021	$12,260	$12,393	$12,880	$13,042
Oct-2022	$11,825	$10,450	$11,936	$13,536
Oct-2023	$11,955	$10,487	$12,539	$14,593
Oct-2024	$12,413	$11,593	$14,034	$15,821

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund	3.82%	1.49%	2.18%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	8.41%	5.37%	4.69%
Morningstar Nontraditional Bond Category	11.92%	3.42%	3.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$230,291,404
Number of Portfolio Holdings	64
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,401,654
Portfolio Turnover	274%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.0%
Corporate Bonds	36.5%
Money Market Funds	4.0%
Non U.S. Government & Agencies	1.4%
U.S. Government & Agencies	58.1%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.4%
Health Care	0.7%
Consumer Staples	1.0%
Industrials	1.1%
Sovereign	1.5%
Energy	2.8%
Utilities	2.8%
Communications	2.9%
Consumer Discretionary	3.9%
Money Market Funds	4.1%
Financials	22.0%
U.S. Treasury Obligations	59.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	11.8%
United States Treasury Bill	11.8%
United States Treasury Bill	11.8%
United States Treasury Bill	11.8%
United States Treasury Bill	5.0%
United States Treasury Note	2.6%
First American Government Obligations Fund, Class X	2.3%
Wells Fargo & Company	2.2%
Synchrony Bank	2.1%
Frontier Communications Holdings, LLC	1.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Long/Short Credit Fund - Class C (DCAIX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/longshortcredit/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DCAIX

Dunham Long/Short Credit Fund

Class N (DNAIX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$90	0.88%

How did the Fund perform during the reporting period?

The Fund’s core long positions were the strongest contributor to Fund performance over the fiscal year. The core long positions were the largest source of positive performance over the fiscal quarter, with gains driven by short duration holdings from the financial services sector.

The Sub-Adviser continued to implement its interest rate hedging strategy, which resulted in an overall duration of approximately 0.38 years. This exposure was a headwind to positive Fund Performance as speculation grew for the sustained easing of monetary policy, but as investors hedged bets for meaningful interest rate cuts to close 2024, this exposure contributed marginally to Fund performance as US Treasury yields rose over the fiscal year.

Credit risk management reduced overall Fund volatility but was the largest drag on positive Fund performance over the fiscal year. For example, the Fund held various credit default swaps on a basket of high-yield bonds. These positions meaningfully detracted from Fund performance as high-yield bonds rose 16.3 percent, as measured by the ICE BofA U.S. Cash Pay High Yield Index, over the fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Long/Short Credit Fund - Class N	Bloomberg U.S. Aggregate Bond Index	Morningstar Nontraditional Bond Category	BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Oct-2014	$100,000	$100,000	$100,000	$100,000
Oct-2015	$97,330	$101,956	$100,160	$103,016
Oct-2016	$95,465	$106,412	$105,157	$106,422
Oct-2017	$106,039	$107,372	$111,139	$110,382
Oct-2018	$115,104	$105,167	$112,600	$115,544
Oct-2019	$121,213	$117,272	$118,589	$121,788
Oct-2020	$126,340	$124,527	$121,360	$126,558
Oct-2021	$131,396	$123,932	$128,800	$130,425
Oct-2022	$128,016	$104,496	$119,358	$135,366
Oct-2023	$130,776	$104,868	$125,386	$145,930
Oct-2024	$137,290	$115,928	$140,338	$158,213

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund	4.98%	2.52%	3.22%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	8.41%	5.37%	4.69%
Morningstar Nontraditional Bond Category	11.92%	3.42%	3.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$230,291,404
Number of Portfolio Holdings	64
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,401,654
Portfolio Turnover	274%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.0%
Corporate Bonds	36.5%
Money Market Funds	4.0%
Non U.S. Government & Agencies	1.4%
U.S. Government & Agencies	58.1%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.4%
Health Care	0.7%
Consumer Staples	1.0%
Industrials	1.1%
Sovereign	1.5%
Energy	2.8%
Utilities	2.8%
Communications	2.9%
Consumer Discretionary	3.9%
Money Market Funds	4.1%
Financials	22.0%
U.S. Treasury Obligations	59.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	11.8%
United States Treasury Bill	11.8%
United States Treasury Bill	11.8%
United States Treasury Bill	11.8%
United States Treasury Bill	5.0%
United States Treasury Note	2.6%
First American Government Obligations Fund, Class X	2.3%
Wells Fargo & Company	2.2%
Synchrony Bank	2.1%
Frontier Communications Holdings, LLC	1.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Long/Short Credit Fund - Class N (DNAIX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/longshortcredit/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DNAIX

Dunham Monthly Distribution Fund

Class A (DAMDX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$272	2.63%

How did the Fund perform during the reporting period?

The Fund invested in a narrow group of deals, meaning that the exposure to deals in general was selective. The Fund generally has exposure to approximately 20 deals on average and allocates based upon potential upside weighed against what the Sub-Adviser sees and the potential downside. Therefore, failures or successes in any given merger deal may have a large impact on Fund performance versus if the Fund held exposure to hundreds of active deals at all times.

Some volatile and high-profile deals closed and contributed positively to Fund performance. Some mega-deals, where multi-billion dollar companies are the target of even larger acquirors were being priced as if they were likely to fail. The Sub-Adviser was able to identify a few of these during the fiscal year and the Fund benefitted as they successfully closed.

Some massive deals suffered from increased federal scrutiny and detracted from Fund performance. Over the past year, the Federal Trade Commission had significantly increased its scrutiny of certain deals, some of which the Fund held. Some of these saw their spreads widen extensively or even terminate the merger, which detracted from Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Monthly Distribution Fund - Class A	Dunham Monthly Distribution Fund - Class A- with load	S&P 500® Index	Morningstar Event Driven Category	Credit Suisse Merger Arb Liquidity Beta Index
10/31/14	$10,000	$9,425	$10,000	$10,000	$10,000
10/31/15	$9,820	$9,255	$10,520	$10,219	$10,228
10/31/16	$9,970	$9,397	$10,994	$10,555	$9,922
10/31/17	$10,633	$10,022	$13,593	$11,386	$10,788
10/31/18	$10,564	$9,956	$14,591	$11,769	$11,040
10/31/19	$10,807	$10,185	$16,681	$12,653	$11,604
10/31/20	$10,817	$10,195	$18,301	$13,162	$11,676
10/31/21	$10,952	$10,323	$26,155	$14,667	$12,838
10/31/22	$11,047	$10,412	$22,334	$14,570	$12,902
10/31/23	$11,193	$10,549	$24,599	$15,033	$13,648
10/31/24	$11,979	$11,290	$33,950	$16,260	$14,202

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund 's distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions is not fixed but is expected to be at or near the level of the prime interest rate.

For disclosure regarding the extent to which the Fund’s distribution policy resulted in distributions of capital during the reporting period ending October 31, 2024 (i.e., a return of capital), please refer to the Fund’s Form 19a-1 Notices available at: https://www.dunham.com/Investor/FundInfo/MonthlyDistribution#distribution.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund
Class A Without Load	7.02%	2.08%	1.82%
Class A With Load	0.86%	0.88%	1.22%
Credit Suisse Merger Arb Liquidity Beta Index	4.06%	4.12%	3.57%
Morningstar Event Driven Category	8.16%	5.14%	4.98%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$229,611,203
Number of Portfolio Holdings	45
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$2,307,370
Portfolio Turnover	209%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	2.3%
Common Stocks	115.7%
Money Market Funds	23.7%
Right	0.8%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	28.6%
Communications	6.1%
Equity	1.5%
Consumer Discretionary	2.2%
Real Estate	2.8%
Energy	17.0%
Utilities	4.3%
Health Care	5.3%
Materials	10.6%
Consumer Staples	11.5%
Technology	15.4%
Money Market Funds	15.5%
Other Sectors	1.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Albertsons Companies, Inc. - A	7.5%
Hess Corporation	7.2%
United States Steel Corporation	7.1%
Liberty Broadband Corporation - C - Series C	6.1%
Atlantica Sustainable Infrastructure plc	4.4%
Avangrid, Inc.	4.3%
Marathon Oil Corporation	4.1%
ANSYS, Inc.	4.0%
Kellanova	3.9%
HashiCorp, Inc.	3.5%

Short Sector Weighting (% of net assets)

Value	Value
Currency Contracts	6.0%
Call Options Written	-0.3%
Financials	-1.0%
Technology	-2.2%
Materials	-4.9%
Communications	-5.6%
Energy	-13.8%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Monthly Distribution Fund - Class A (DAMDX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DAMDX

Dunham Monthly Distribution Fund

Class C (DCMDX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$349	3.39%

How did the Fund perform during the reporting period?

The Fund invested in a narrow group of deals, meaning that the exposure to deals in general was selective. The Fund generally has exposure to approximately 20 deals on average and allocates based upon potential upside weighed against what the Sub-Adviser sees and the potential downside. Therefore, failures or successes in any given merger deal may have a large impact on Fund performance versus if the Fund held exposure to hundreds of active deals at all times.

Some volatile and high-profile deals closed and contributed positively to Fund performance. Some mega-deals, where multi-billion dollar companies are the target of even larger acquirors were being priced as if they were likely to fail. The Sub-Adviser was able to identify a few of these during the fiscal year and the Fund benefitted as they successfully closed.

Some massive deals suffered from increased federal scrutiny and detracted from Fund performance. Over the past year, the Federal Trade Commission had significantly increased its scrutiny of certain deals, some of which the Fund held. Some of these saw their spreads widen extensively or even terminate the merger, which detracted from Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Monthly Distribution Fund - Class C	S&P 500® Index	Morningstar Event Driven Category	Credit Suisse Merger Arb Liquidity Beta Index
Oct-2014	$10,000	$10,000	$10,000	$10,000
Oct-2015	$9,747	$10,520	$10,219	$10,228
Oct-2016	$9,819	$10,994	$10,555	$9,922
Oct-2017	$10,391	$13,593	$11,386	$10,788
Oct-2018	$10,249	$14,591	$11,769	$11,040
Oct-2019	$10,404	$16,681	$12,653	$11,604
Oct-2020	$10,334	$18,301	$13,162	$11,676
Oct-2021	$10,390	$26,155	$14,667	$12,838
Oct-2022	$10,400	$22,334	$14,570	$12,902
Oct-2023	$10,459	$24,599	$15,033	$13,648
Oct-2024	$11,106	$33,950	$16,260	$14,202

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund 's distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions is not fixed but is expected to be at or near the level of the prime interest rate.

For disclosure regarding the extent to which the Fund’s distribution policy resulted in distributions of capital during the reporting period ending October 31, 2024 (i.e., a return of capital), please refer to the Fund’s Form 19a-1 Notices available at: https://www.dunham.com/Investor/FundInfo/MonthlyDistribution#distribution.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund	6.19%	1.31%	1.05%
Credit Suisse Merger Arb Liquidity Beta Index	4.06%	4.12%	3.57%
Morningstar Event Driven Category	8.16%	5.14%	4.98%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$229,611,203
Number of Portfolio Holdings	45
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$2,307,370
Portfolio Turnover	209%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	2.3%
Common Stocks	115.7%
Money Market Funds	23.7%
Right	0.8%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	28.6%
Communications	6.1%
Equity	1.5%
Consumer Discretionary	2.2%
Real Estate	2.8%
Energy	17.0%
Utilities	4.3%
Health Care	5.3%
Materials	10.6%
Consumer Staples	11.5%
Technology	15.4%
Money Market Funds	15.5%
Other Sectors	1.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Albertsons Companies, Inc. - A	7.5%
Hess Corporation	7.2%
United States Steel Corporation	7.1%
Liberty Broadband Corporation - C - Series C	6.1%
Atlantica Sustainable Infrastructure plc	4.4%
Avangrid, Inc.	4.3%
Marathon Oil Corporation	4.1%
ANSYS, Inc.	4.0%
Kellanova	3.9%
HashiCorp, Inc.	3.5%

Short Sector Weighting (% of net assets)

Value	Value
Currency Contracts	6.0%
Call Options Written	-0.3%
Financials	-1.0%
Technology	-2.2%
Materials	-4.9%
Communications	-5.6%
Energy	-13.8%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Monthly Distribution Fund - Class C (DCMDX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DCMDX

Dunham Monthly Distribution Fund

Class N (DNMDX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$245	2.36%

How did the Fund perform during the reporting period?

The Fund invested in a narrow group of deals, meaning that the exposure to deals in general was selective. The Fund generally has exposure to approximately 20 deals on average and allocates based upon potential upside weighed against what the Sub-Adviser sees and the potential downside. Therefore, failures or successes in any given merger deal may have a large impact on Fund performance versus if the Fund held exposure to hundreds of active deals at all times.

Some volatile and high-profile deals closed and contributed positively to Fund performance. Some mega-deals, where multi-billion dollar companies are the target of even larger acquirors were being priced as if they were likely to fail. The Sub-Adviser was able to identify a few of these during the fiscal year and the Fund benefitted as they successfully closed.

Some massive deals suffered from increased federal scrutiny and detracted from Fund performance. Over the past year, the Federal Trade Commission had significantly increased its scrutiny of certain deals, some of which the Fund held. Some of these saw their spreads widen extensively or even terminate the merger, which detracted from Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Monthly Distribution Fund - Class N	S&P 500® Index	Morningstar Event Driven Category	Credit Suisse Merger Arb Liquidity Beta Index
Oct-2014	$100,000	$100,000	$100,000	$100,000
Oct-2015	$98,469	$105,200	$102,188	$102,285
Oct-2016	$100,224	$109,943	$105,546	$99,218
Oct-2017	$107,159	$135,925	$113,863	$107,884
Oct-2018	$106,716	$145,911	$117,692	$110,400
Oct-2019	$109,437	$166,814	$126,530	$116,042
Oct-2020	$109,806	$183,012	$131,621	$116,764
Oct-2021	$111,499	$261,550	$146,667	$128,383
Oct-2022	$112,704	$223,335	$145,696	$129,019
Oct-2023	$114,494	$245,988	$150,334	$136,478
Oct-2024	$122,866	$339,505	$162,597	$142,022

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund 's distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions is not fixed but is expected to be at or near the level of the prime interest rate.

For disclosure regarding the extent to which the Fund’s distribution policy resulted in distributions of capital during the reporting period ending October 31, 2024 (i.e., a return of capital), please refer to the Fund’s Form 19a-1 Notices available at: https://www.dunham.com/Investor/FundInfo/MonthlyDistribution#distribution.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund	7.31%	2.34%	2.08%
Credit Suisse Merger Arb Liquidity Beta Index	4.06%	4.12%	3.57%
Morningstar Event Driven Category	8.16%	5.14%	4.98%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$229,611,203
Number of Portfolio Holdings	45
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$2,307,370
Portfolio Turnover	209%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	2.3%
Common Stocks	115.7%
Money Market Funds	23.7%
Right	0.8%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	28.6%
Communications	6.1%
Equity	1.5%
Consumer Discretionary	2.2%
Real Estate	2.8%
Energy	17.0%
Utilities	4.3%
Health Care	5.3%
Materials	10.6%
Consumer Staples	11.5%
Technology	15.4%
Money Market Funds	15.5%
Other Sectors	1.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Albertsons Companies, Inc. - A	7.5%
Hess Corporation	7.2%
United States Steel Corporation	7.1%
Liberty Broadband Corporation - C - Series C	6.1%
Atlantica Sustainable Infrastructure plc	4.4%
Avangrid, Inc.	4.3%
Marathon Oil Corporation	4.1%
ANSYS, Inc.	4.0%
Kellanova	3.9%
HashiCorp, Inc.	3.5%

Short Sector Weighting (% of net assets)

Value	Value
Currency Contracts	6.0%
Call Options Written	-0.3%
Financials	-1.0%
Technology	-2.2%
Materials	-4.9%
Communications	-5.6%
Energy	-13.8%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Monthly Distribution Fund - Class N (DNMDX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DNMDX

Dunham Real Estate Stock Fund

Class A (DAREX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$193	1.78%

How did the Fund perform during the reporting period?

The exposure to data center REITs meaningfully contributed to Fund performance over the fiscal year. Demand for data centers skyrocketed amid the enthusiasm surrounding artificial intelligence. In reaction, data center companies rallied.

Off-benchmark exposures provided mixed results over the fiscal year. The exposure to casinos detracted from performance over the fiscal year, while positions related to power and energy meaningfully contributed.

The Fund’s underweight exposure to office and regional mall REITs detracted from Fund Performance. The Sub-Adviser focuses on companies with competitive advantages that it believes can increase net operating income, independent of what is happening in the economy. Given this bias, the Sub-Adviser gravitates away from cyclical sectors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Real Estate Stock Fund - Class A	Dunham Real Estate Stock Fund - Class A- with load	S&P 500® Index	Dow Jones US Real Estate Index	Morningstar Real Estate Category
10/31/14	$10,000	$9,425	$10,000	$10,000	$10,000
10/31/15	$10,485	$9,881	$10,520	$10,475	$10,646
10/31/16	$11,071	$10,434	$10,994	$11,156	$11,330
10/31/17	$11,446	$10,788	$13,593	$12,185	$12,110
10/31/18	$11,362	$10,708	$14,591	$12,398	$12,272
10/31/19	$14,068	$13,258	$16,681	$15,460	$15,279
10/31/20	$14,028	$13,221	$18,301	$13,185	$12,696
10/31/21	$18,585	$17,515	$26,155	$19,013	$18,956
10/31/22	$11,546	$10,881	$22,334	$15,032	$15,128
10/31/23	$10,240	$9,651	$24,599	$13,960	$14,224
10/31/24	$13,874	$13,076	$33,950	$18,748	$19,085

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund
Class A Without Load	35.49%	-0.28%	3.33%
Class A With Load	27.75%	-1.45%	2.72%
Dow Jones US Real Estate Index	34.29%	3.93%	6.49%
Morningstar Real Estate Category	34.17%	4.55%	6.68%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$46,725,325
Number of Portfolio Holdings	42
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$642,956
Portfolio Turnover	78%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.8%
Money Market Funds	14.2%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-17.1%
Consumer Staples	1.0%
Technology	1.1%
Real Estate Investment Trust	1.1%
Energy	3.1%
Industrials	4.2%
Communications	4.6%
Financials	7.9%
Consumer Discretionary	9.3%
Money Market Funds	16.6%
Real Estate	68.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American Tower Corporation - Class A	7.5%
Equinix, Inc.	6.5%
Prologis, Inc.	4.9%
FTAI Infrastructure, LLC	4.7%
MGM Resorts International	4.4%
Digital Realty Trust, Inc.	4.0%
Simon Property Group, Inc.	3.9%
Innovative Industrial Properties, Inc.	3.7%
DigitalBridge Group, Inc.	3.6%
New Fortress Energy, Inc.	3.1%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Real Estate Stock Fund - Class A (DAREX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/realestate/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DAREX

Dunham Real Estate Stock Fund

Class C (DCREX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$256	2.54%

How did the Fund perform during the reporting period?

The exposure to data center REITs meaningfully contributed to Fund performance over the fiscal year. Demand for data centers skyrocketed amid the enthusiasm surrounding artificial intelligence. In reaction, data center companies rallied.

Off-benchmark exposures provided mixed results over the fiscal year. The exposure to casinos detracted from performance over the fiscal year, while positions related to power and energy meaningfully contributed.

The Fund’s underweight exposure to office and regional mall REITs detracted from Fund Performance. The Sub-Adviser focuses on companies with competitive advantages that it believes can increase net operating income, independent of what is happening in the economy. Given this bias, the Sub-Adviser gravitates away from cyclical sectors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Real Estate Stock Fund - Class C	S&P 500® Index	Dow Jones US Real Estate Index	Morningstar Real Estate Category
Oct-2014	$10,000	$10,000	$10,000	$10,000
Oct-2015	$10,408	$10,520	$10,475	$10,646
Oct-2016	$10,906	$10,994	$11,156	$11,330
Oct-2017	$11,185	$13,593	$12,185	$12,110
Oct-2018	$11,017	$14,591	$12,398	$12,272
Oct-2019	$13,548	$16,681	$15,460	$15,279
Oct-2020	$13,403	$18,301	$13,185	$12,696
Oct-2021	$17,624	$26,155	$19,013	$18,956
Oct-2022	$10,861	$22,334	$15,032	$15,128
Oct-2023	$9,561	$24,599	$13,960	$14,224
Oct-2024	$12,862	$33,950	$18,748	$19,085

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund	34.52%	-1.03%	2.55%
Dow Jones US Real Estate Index	34.29%	3.93%	6.49%
Morningstar Real Estate Category	34.17%	4.55%	6.68%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$46,725,325
Number of Portfolio Holdings	42
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$642,956
Portfolio Turnover	78%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.8%
Money Market Funds	14.2%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-17.1%
Consumer Staples	1.0%
Technology	1.1%
Real Estate Investment Trust	1.1%
Energy	3.1%
Industrials	4.2%
Communications	4.6%
Financials	7.9%
Consumer Discretionary	9.3%
Money Market Funds	16.6%
Real Estate	68.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American Tower Corporation - Class A	7.5%
Equinix, Inc.	6.5%
Prologis, Inc.	4.9%
FTAI Infrastructure, LLC	4.7%
MGM Resorts International	4.4%
Digital Realty Trust, Inc.	4.0%
Simon Property Group, Inc.	3.9%
Innovative Industrial Properties, Inc.	3.7%
DigitalBridge Group, Inc.	3.6%
New Fortress Energy, Inc.	3.1%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Real Estate Stock Fund - Class C (DCREX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/realestate/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DCREX

Dunham Real Estate Stock Fund

Class N (DNREX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$166	1.55%

How did the Fund perform during the reporting period?

The exposure to data center REITs meaningfully contributed to Fund performance over the fiscal year. Demand for data centers skyrocketed amid the enthusiasm surrounding artificial intelligence. In reaction, data center companies rallied.

Off-benchmark exposures provided mixed results over the fiscal year. The exposure to casinos detracted from performance over the fiscal year, while positions related to power and energy meaningfully contributed.

The Fund’s underweight exposure to office and regional mall REITs detracted from Fund Performance. The Sub-Adviser focuses on companies with competitive advantages that it believes can increase net operating income, independent of what is happening in the economy. Given this bias, the Sub-Adviser gravitates away from cyclical sectors.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Real Estate Stock Fund - Class N	S&P 500® Index	Dow Jones US Real Estate Index	Morningstar Real Estate Category
Oct-2014	$100,000	$100,000	$100,000	$100,000
Oct-2015	$105,131	$105,200	$104,757	$106,458
Oct-2016	$111,260	$109,943	$111,562	$113,299
Oct-2017	$115,233	$135,925	$121,856	$121,101
Oct-2018	$114,682	$145,911	$123,981	$122,720
Oct-2019	$142,391	$166,814	$154,609	$152,786
Oct-2020	$142,365	$183,012	$131,860	$126,955
Oct-2021	$189,069	$261,550	$190,141	$189,559
Oct-2022	$117,689	$223,335	$150,322	$151,275
Oct-2023	$104,641	$245,988	$139,610	$142,238
Oct-2024	$142,088	$339,505	$187,491	$190,851

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund	35.79%	-0.04%	3.58%
Dow Jones US Real Estate Index	34.29%	3.93%	6.49%
Morningstar Real Estate Category	34.17%	4.55%	6.68%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$46,725,325
Number of Portfolio Holdings	42
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$642,956
Portfolio Turnover	78%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.8%
Money Market Funds	14.2%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-17.1%
Consumer Staples	1.0%
Technology	1.1%
Real Estate Investment Trust	1.1%
Energy	3.1%
Industrials	4.2%
Communications	4.6%
Financials	7.9%
Consumer Discretionary	9.3%
Money Market Funds	16.6%
Real Estate	68.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American Tower Corporation - Class A	7.5%
Equinix, Inc.	6.5%
Prologis, Inc.	4.9%
FTAI Infrastructure, LLC	4.7%
MGM Resorts International	4.4%
Digital Realty Trust, Inc.	4.0%
Simon Property Group, Inc.	3.9%
Innovative Industrial Properties, Inc.	3.7%
DigitalBridge Group, Inc.	3.6%
New Fortress Energy, Inc.	3.1%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Real Estate Stock Fund - Class N (DNREX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/realestate/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DNREX

Dunham Small Cap Growth Fund

Class A (DADGX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$185	1.59%

How did the Fund perform during the reporting period?

The exposure to fast casual restaurants meaningfully contributed to Fund performance over the fiscal year. Demand for lunch-oriented restaurants has sky-rocketed as consumers return to the workplace post covid. Despite legacy fast-food chains lacking in returns, newer faces with growth opportunities have benefitted most from rate cuts and strong profit margins.

Stock selection, or lack thereof, provided mixed results over the fiscal year. The attributions within IT services greatly detracted from performance over the fiscal year, while avoiding all but three energy companies meaningfully contributed to returns.

The Fund’s lack of exposure to materials and real estate detracted from Fund Performance. The Sub-Adviser carried no holdings in either sector throughout the fiscal year. Going forward, they emphasized that real estate looks particularly enticing following the Federal Reserve’s rate cuts, and the presidential election.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Small Cap Growth Fund - Class A	Dunham Small Cap Growth Fund - Class A- with load	S&P 500® Index	Russell 2000® Growth Index	Morningstar Small Cap Growth Category
10/31/14	$10,000	$9,423	$10,000	$10,000	$10,000
10/31/15	$10,512	$9,905	$10,520	$10,352	$10,318
10/31/16	$10,288	$9,695	$10,994	$10,302	$10,503
10/31/17	$13,586	$12,802	$13,593	$13,495	$13,703
10/31/18	$15,726	$14,818	$14,591	$14,053	$14,971
10/31/19	$15,921	$15,003	$16,681	$14,952	$16,160
10/31/20	$21,812	$20,553	$18,301	$16,951	$19,142
10/31/21	$32,483	$30,609	$26,155	$23,469	$28,050
10/31/22	$20,284	$19,114	$22,334	$17,362	$20,448
10/31/23	$19,910	$18,761	$24,599	$16,037	$19,219
10/31/24	$26,362	$24,841	$33,950	$21,890	$25,982

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund
Class A Without Load	32.41%	10.61%	10.18%
Class A With Load	24.81%	9.31%	9.53%
Morningstar Small Cap Growth Category	35.19%	9.96%	10.02%
Russell 2000® Growth Index	36.49%	7.92%	8.15%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$75,234,150
Number of Portfolio Holdings	109
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$804,926
Portfolio Turnover	100%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	79.8%
Money Market Funds	20.2%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Technology
29.8%
Money Market Funds
24.8%
Health Care
19.2%
Industrials
16.3%
Consumer Discretionary
14.1%
Financials
8.4%
Consumer Staples
3.8%
Communications
3.8%
Energy
2.8%
Liabilities in Excess of Other Assets
-23.0%

Value	Value
Liabilities in Excess of Other Assets	-23.0%
Energy	2.8%
Communications	3.8%
Consumer Staples	3.8%
Financials	8.4%
Consumer Discretionary	14.1%
Industrials	16.3%
Health Care	19.2%
Money Market Funds	24.8%
Technology	29.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kodiak Gas Services, Inc.	1.6%
BWX Technologies, Inc.	1.5%
Tradeweb Markets, Inc. - CLASS A	1.5%
Pinnacle Financial Partners, Inc.	1.5%
MSCI, Inc.	1.5%
Herc Holdings, Inc.	1.5%
Omnicell, Inc.	1.3%
Moelis & Company - Class A	1.3%
ExlService Holdings, Inc.	1.3%
Texas Roadhouse, Inc.	1.3%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Small Cap Growth Fund - Class A (DADGX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DADGX

Dunham Small Cap Growth Fund

Class C (DCDGX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$269	2.33%

How did the Fund perform during the reporting period?

The exposure to fast casual restaurants meaningfully contributed to Fund performance over the fiscal year. Demand for lunch-oriented restaurants has sky-rocketed as consumers return to the workplace post covid. Despite legacy fast-food chains lacking in returns, newer faces with growth opportunities have benefitted most from rate cuts and strong profit margins.

Stock selection, or lack thereof, provided mixed results over the fiscal year. The attributions within IT services greatly detracted from performance over the fiscal year, while avoiding all but three energy companies meaningfully contributed to returns.

The Fund’s lack of exposure to materials and real estate detracted from Fund Performance. The Sub-Adviser carried no holdings in either sector throughout the fiscal year. Going forward, they emphasized that real estate looks particularly enticing following the Federal Reserve’s rate cuts, and the presidential election.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Small Cap Growth Fund - Class C	S&P 500® Index	Russell 2000® Growth Index	Morningstar Small Cap Growth Category
Oct-2014	$10,000	$10,000	$10,000	$10,000
Oct-2015	$10,429	$10,520	$10,352	$10,318
Oct-2016	$10,135	$10,994	$10,302	$10,503
Oct-2017	$13,281	$13,593	$13,495	$13,703
Oct-2018	$15,261	$14,591	$14,053	$14,971
Oct-2019	$15,329	$16,681	$14,952	$16,160
Oct-2020	$20,858	$18,301	$16,951	$19,142
Oct-2021	$30,824	$26,155	$23,469	$28,050
Oct-2022	$19,114	$22,334	$17,362	$20,448
Oct-2023	$18,622	$24,599	$16,037	$19,219
Oct-2024	$24,444	$33,950	$21,890	$25,982

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund	31.26%	9.78%	9.35%
Morningstar Small Cap Growth Category	35.19%	9.96%	10.02%
Russell 2000® Growth Index	36.49%	7.92%	8.15%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$75,234,150
Number of Portfolio Holdings	109
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$804,926
Portfolio Turnover	100%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	79.8%
Money Market Funds	20.2%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-23.0%
Energy	2.8%
Communications	3.8%
Consumer Staples	3.8%
Financials	8.4%
Consumer Discretionary	14.1%
Industrials	16.3%
Health Care	19.2%
Money Market Funds	24.8%
Technology	29.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kodiak Gas Services, Inc.	1.6%
BWX Technologies, Inc.	1.5%
Tradeweb Markets, Inc. - CLASS A	1.5%
Pinnacle Financial Partners, Inc.	1.5%
MSCI, Inc.	1.5%
Herc Holdings, Inc.	1.5%
Omnicell, Inc.	1.3%
Moelis & Company - Class A	1.3%
ExlService Holdings, Inc.	1.3%
Texas Roadhouse, Inc.	1.3%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Small Cap Growth Fund - Class C (DCDGX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DCDGX

Dunham Small Cap Growth Fund

Class N (DNDGX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$154	1.32%

How did the Fund perform during the reporting period?

The exposure to fast casual restaurants meaningfully contributed to Fund performance over the fiscal year. Demand for lunch-oriented restaurants has sky-rocketed as consumers return to the workplace post covid. Despite legacy fast-food chains lacking in returns, newer faces with growth opportunities have benefitted most from rate cuts and strong profit margins.

Stock selection, or lack thereof, provided mixed results over the fiscal year. The attributions within IT services greatly detracted from performance over the fiscal year, while avoiding all but three energy companies meaningfully contributed to returns.

The Fund’s lack of exposure to materials and real estate detracted from Fund Performance. The Sub-Adviser carried no holdings in either sector throughout the fiscal year. Going forward, they emphasized that real estate looks particularly enticing following the Federal Reserve’s rate cuts, and the presidential election.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Small Cap Growth Fund - Class N	S&P 500® Index	Russell 2000® Growth Index	Morningstar Small Cap Growth Category
Oct-2014	$100,000	$100,000	$100,000	$100,000
Oct-2015	$105,356	$105,200	$103,524	$103,175
Oct-2016	$103,380	$109,943	$103,018	$105,027
Oct-2017	$136,874	$135,925	$134,949	$137,031
Oct-2018	$158,808	$145,911	$140,526	$149,705
Oct-2019	$161,170	$166,814	$149,521	$161,598
Oct-2020	$221,412	$183,012	$169,508	$191,422
Oct-2021	$330,632	$261,550	$234,690	$280,495
Oct-2022	$206,917	$223,335	$173,618	$204,475
Oct-2023	$203,687	$245,988	$160,374	$192,188
Oct-2024	$270,271	$339,505	$218,896	$259,822

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund	32.69%	10.89%	10.45%
Morningstar Small Cap Growth Category	35.19%	9.96%	10.02%
Russell 2000® Growth Index	36.49%	7.92%	8.15%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$75,234,150
Number of Portfolio Holdings	109
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$804,926
Portfolio Turnover	100%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	79.8%
Money Market Funds	20.2%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-23.0%
Energy	2.8%
Communications	3.8%
Consumer Staples	3.8%
Financials	8.4%
Consumer Discretionary	14.1%
Industrials	16.3%
Health Care	19.2%
Money Market Funds	24.8%
Technology	29.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kodiak Gas Services, Inc.	1.6%
BWX Technologies, Inc.	1.5%
Tradeweb Markets, Inc. - CLASS A	1.5%
Pinnacle Financial Partners, Inc.	1.5%
MSCI, Inc.	1.5%
Herc Holdings, Inc.	1.5%
Omnicell, Inc.	1.3%
Moelis & Company - Class A	1.3%
ExlService Holdings, Inc.	1.3%
Texas Roadhouse, Inc.	1.3%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham Small Cap Growth Fund - Class N (DNDGX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DNDGX

Dunham Small Cap Value Fund

Class A (DASVX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$177	1.56%

How did the Fund perform during the reporting period?

Sub-Adviser Change. Effective April 1, 2024, the Sub-Adviser to the Fund was replaced, transitioning from Ziegler Capital Management, LLC to Boston Partners Global Investors, Inc. This resulted in a change in the approach from the previous Sub-Adviser, which attempted to match the Fund’s sector allocation to the benchmark index, where the new Sub-Adviser’s decisions on stock selection could result in meaningful differences between the Fund’s sector allocation and that of the benchmark index.

The exposure to “small capitalization” stocks with a “value” style generally detracted from performance relative to the overall market during the fiscal year. Small cap value companies, as measured by Russell 2000 Value Index, returned 32 percent over the fiscal year. However, this performance trailed the broader US equity markets represented by the S&P 500 Index, which returned 38 percent over the period. However, when looking at all value stocks across both small and large capitalization companies, small value stocks outperformed large value for the fiscal year.

Stock selection and sector allocation provided mixed results since the Sub-Adviser change. The Sub-Advisers effective security selection within the industrial sector, and relative underweight to the consumer discretionary sector positively contributed to relative performance. However, a large underweight to the financial sector and stock picking within technology hurt relative Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Small Cap Value Fund - Class A	Dunham Small Cap Value Fund - Class A- with load	S&P 500® Index	Russell 2000® Value Index	Morningstar Small Cap Value Category
10/31/14	$10,000	$9,423	$10,000	$10,000	$10,000
10/31/15	$9,817	$9,251	$10,520	$9,712	$9,955
10/31/16	$10,242	$9,651	$10,994	$10,568	$10,595
10/31/17	$12,828	$12,089	$13,593	$13,190	$13,215
10/31/18	$12,838	$12,098	$14,591	$13,112	$13,052
10/31/19	$13,590	$12,806	$16,681	$13,534	$13,383
10/31/20	$11,003	$10,369	$18,301	$11,650	$11,776
10/31/21	$17,363	$16,362	$26,155	$19,141	$19,443
10/31/22	$15,990	$15,067	$22,334	$17,087	$18,191
10/31/23	$15,060	$14,192	$24,599	$15,391	$17,762
10/31/24	$19,107	$18,005	$33,950	$20,280	$22,788

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund
Class A Without Load	26.87%	7.05%	6.69%
Class A With Load	19.56%	5.79%	6.06%
Morningstar Small Cap Value Category	28.30%	11.23%	8.59%
Russell 2000® Value Index	31.77%	8.42%	7.33%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$99,177,987
Number of Portfolio Holdings	207
Total Advisory Fee	$868,807
Portfolio Turnover	159%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.3%
Money Market Funds	17.7%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-16.8%
Consumer Staples	1.7%
Utilities	3.4%
Communications	4.6%
Health Care	5.4%
Real Estate	5.9%
Energy	6.3%
Consumer Discretionary	7.5%
Materials	8.7%
Technology	9.9%
Money Market Funds	20.7%
Industrials	21.2%
Financials	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tenet Healthcare Corporation	1.4%
Gildan Activewear, Inc.	1.3%
Kemper Corporation	1.2%
Northeast Bank	1.2%
Star Bulk Carriers Corporation	1.2%
Enovis Corporation	1.1%
Clarivate PLC	1.1%
Brixmor Property Group, Inc.	1.0%
Arcosa, Inc.	1.0%
Orion Group Holdings, Inc.	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

Effective April 1, 2024, Boston Partners Global Investors, Inc. replaced Ziegler Capital Management, LLC as sub-adviser to the Dunham Small Cap Value Fund. The new sub-advisory fee is a fulcrum fee with a base or fulcrum of 45 bps (0.45%) and can range from 0.20% to 0.70%, based on the Fund’s performance relative to the Russell 2000® Value Index, the Fund’s benchmark.

Dunham Small Cap Value Fund - Class A (DASVX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DASVX

Dunham Small Cap Value Fund

Class C (DCSVX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$262	2.32%

How did the Fund perform during the reporting period?

Sub-Adviser Change. Effective April 1, 2024, the Sub-Adviser to the Fund was replaced, transitioning from Ziegler Capital Management, LLC to Boston Partners Global Investors, Inc. This resulted in a change in the approach from the previous Sub-Adviser, which attempted to match the Fund’s sector allocation to the benchmark index, where the new Sub-Adviser’s decisions on stock selection could result in meaningful differences between the Fund’s sector allocation and that of the benchmark index.

The exposure to “small capitalization” stocks with a “value” style generally detracted from performance relative to the overall market during the fiscal year. Small cap value companies, as measured by Russell 2000 Value Index, returned 32 percent over the fiscal year. However, this performance trailed the broader US equity markets represented by the S&P 500 Index, which returned 38 percent over the period. However, when looking at all value stocks across both small and large capitalization companies, small value stocks outperformed large value for the fiscal year.

Stock selection and sector allocation provided mixed results since the Sub-Adviser change. The Sub-Advisers effective security selection within the industrial sector, and relative underweight to the consumer discretionary sector positively contributed to relative performance. However, a large underweight to the financial sector and stock picking within technology hurt relative Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Small Cap Value Fund - Class C	S&P 500® Index	Russell 2000® Value Index	Morningstar Small Cap Value Category
Oct-2014	$10,000	$10,000	$10,000	$10,000
Oct-2015	$9,744	$10,520	$9,712	$9,955
Oct-2016	$10,087	$10,994	$10,568	$10,595
Oct-2017	$12,538	$13,593	$13,190	$13,215
Oct-2018	$12,459	$14,591	$13,112	$13,052
Oct-2019	$13,090	$16,681	$13,534	$13,383
Oct-2020	$10,516	$18,301	$11,650	$11,776
Oct-2021	$16,462	$26,155	$19,141	$19,443
Oct-2022	$15,056	$22,334	$17,087	$18,191
Oct-2023	$14,073	$24,599	$15,391	$17,762
Oct-2024	$17,722	$33,950	$20,280	$22,788

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund	25.93%	6.25%	5.89%
Morningstar Small Cap Value Category	28.30%	11.23%	8.59%
Russell 2000® Value Index	31.77%	8.42%	7.33%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$99,177,987
Number of Portfolio Holdings	207
Total Advisory Fee	$868,807
Portfolio Turnover	159%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.3%
Money Market Funds	17.7%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-16.8%
Consumer Staples	1.7%
Utilities	3.4%
Communications	4.6%
Health Care	5.4%
Real Estate	5.9%
Energy	6.3%
Consumer Discretionary	7.5%
Materials	8.7%
Technology	9.9%
Money Market Funds	20.7%
Industrials	21.2%
Financials	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tenet Healthcare Corporation	1.4%
Gildan Activewear, Inc.	1.3%
Kemper Corporation	1.2%
Northeast Bank	1.2%
Star Bulk Carriers Corporation	1.2%
Enovis Corporation	1.1%
Clarivate PLC	1.1%
Brixmor Property Group, Inc.	1.0%
Arcosa, Inc.	1.0%
Orion Group Holdings, Inc.	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

Effective April 1, 2024, Boston Partners Global Investors, Inc. replaced Ziegler Capital Management, LLC as sub-adviser to the Dunham Small Cap Value Fund. The new sub-advisory fee is a fulcrum fee with a base or fulcrum of 45 bps (0.45%) and can range from 0.20% to 0.70%, based on the Fund’s performance relative to the Russell 2000® Value Index, the Fund’s benchmark.

Dunham Small Cap Value Fund - Class C (DCSVX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DCSVX

Dunham Small Cap Value Fund

Class N (DNSVX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$148	1.30%

How did the Fund perform during the reporting period?

Sub-Adviser Change. Effective April 1, 2024, the Sub-Adviser to the Fund was replaced, transitioning from Ziegler Capital Management, LLC to Boston Partners Global Investors, Inc. This resulted in a change in the approach from the previous Sub-Adviser, which attempted to match the Fund’s sector allocation to the benchmark index, where the new Sub-Adviser’s decisions on stock selection could result in meaningful differences between the Fund’s sector allocation and that of the benchmark index.

The exposure to “small capitalization” stocks with a “value” style generally detracted from performance relative to the overall market during the fiscal year. Small cap value companies, as measured by Russell 2000 Value Index, returned 32 percent over the fiscal year. However, this performance trailed the broader US equity markets represented by the S&P 500 Index, which returned 38 percent over the period. However, when looking at all value stocks across both small and large capitalization companies, small value stocks outperformed large value for the fiscal year.

Stock selection and sector allocation provided mixed results since the Sub-Adviser change. The Sub-Advisers effective security selection within the industrial sector, and relative underweight to the consumer discretionary sector positively contributed to relative performance. However, a large underweight to the financial sector and stock picking within technology hurt relative Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Small Cap Value Fund - Class N	S&P 500® Index	Russell 2000® Value Index	Morningstar Small Cap Value Category
Oct-2014	$100,000	$100,000	$100,000	$100,000
Oct-2015	$98,407	$105,200	$97,122	$99,548
Oct-2016	$102,912	$109,943	$105,680	$105,948
Oct-2017	$129,278	$135,925	$131,898	$132,152
Oct-2018	$129,681	$145,911	$131,119	$130,523
Oct-2019	$137,651	$166,814	$135,340	$133,825
Oct-2020	$111,753	$183,012	$116,500	$117,756
Oct-2021	$176,747	$261,550	$191,407	$194,428
Oct-2022	$163,226	$223,335	$170,874	$181,912
Oct-2023	$154,065	$245,988	$153,907	$177,620
Oct-2024	$195,963	$339,505	$202,802	$227,880

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund	27.20%	7.32%	6.96%
Morningstar Small Cap Value Category	28.30%	11.23%	8.59%
Russell 2000® Value Index	31.77%	8.42%	7.33%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$99,177,987
Number of Portfolio Holdings	207
Total Advisory Fee	$868,807
Portfolio Turnover	159%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.3%
Money Market Funds	17.7%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-16.8%
Consumer Staples	1.7%
Utilities	3.4%
Communications	4.6%
Health Care	5.4%
Real Estate	5.9%
Energy	6.3%
Consumer Discretionary	7.5%
Materials	8.7%
Technology	9.9%
Money Market Funds	20.7%
Industrials	21.2%
Financials	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tenet Healthcare Corporation	1.4%
Gildan Activewear, Inc.	1.3%
Kemper Corporation	1.2%
Northeast Bank	1.2%
Star Bulk Carriers Corporation	1.2%
Enovis Corporation	1.1%
Clarivate PLC	1.1%
Brixmor Property Group, Inc.	1.0%
Arcosa, Inc.	1.0%
Orion Group Holdings, Inc.	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

Effective April 1, 2024, Boston Partners Global Investors, Inc. replaced Ziegler Capital Management, LLC as sub-adviser to the Dunham Small Cap Value Fund. The new sub-advisory fee is a fulcrum fee with a base or fulcrum of 45 bps (0.45%) and can range from 0.20% to 0.70%, based on the Fund’s performance relative to the Russell 2000® Value Index, the Fund’s benchmark.

Dunham Small Cap Value Fund - Class N (DNSVX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DNSVX

Dunham U.S. Enhanced Market Fund

Class A (DASPX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$184	1.54%

How did the Fund perform during the reporting period?

The Fund’s higher sensitivity to the benchmark index, as measured by Delta, positively contributed to Fund performance. To begin the most recent fiscal year, the Fund’s overall sensitivity of its equity exposure was 1.03. Over the fiscal year, the Sub-Adviser allowed the equity sensitivity to rise with equity markets throughout the period, ending with a sensitivity of 1.18.

The option exposure within the Fund was the most meaningful contributor to positive Fund performance over the fiscal year. Option prices were positively impacted by increases in interest rates and implied volatility, along with a decrease in the implied dividend yield, as time decay detracted value as usual.

The fixed income exposure detracted slightly from positive Fund performance. Throughout most of the fiscal year the Sub-Adviser has remained risk averse regarding interest rate risk by keeping the duration low at 0.13 years. However, as the Federal Reserve eased monetary policy, the Sub-Adviser increased duration to 1.28 years.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Dunham U.S. Enhanced Market Fund - Class A	Dunham U.S. Enhanced Market Fund - Class A- with load	S&P 500® Index	Morningstar Moderately Conservative Allocation Category
05/01/23	$10,000	$9,550	$10,000	$10,000
10/31/23	$9,900	$9,454	$10,143	$9,672
10/31/24	$13,793	$13,172	$13,999	$11,511

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund
Class A Without Load	39.33%	23.89%
Class A With Load	33.09%	20.14%
Morningstar Moderately Conservative Allocation Category	19.01%	9.82%
S&P 500® Index	38.02%	25.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$99,352,055
Number of Portfolio Holdings	12
Total Advisory Fee	$1,014,241
Portfolio Turnover	66%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	3.2%
Purchased Options	42.3%
U.S. Government & Agencies	54.5%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	42.1%
Money Market Funds	3.2%
U.S. Treasury Obligations	54.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
S&P 500 INDEX, 06/11/29	32.3%
United States Treasury Bill, 4.0992%, 07/10/25	27.4%
United States Treasury Note, 1.2500%, 09/30/28	14.4%
United States Treasury Bill, 4.3900%, 02/11/25	12.9%
S&P 500 INDEX, 02/28/29	10.2%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham U.S. Enhanced Market Fund - Class A (DASPX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DASPX

Dunham U.S. Enhanced Market Fund

Class C (DCSPX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$273	2.29%

How did the Fund perform during the reporting period?

The Fund’s higher sensitivity to the benchmark index, as measured by Delta, positively contributed to Fund performance. To begin the most recent fiscal year, the Fund’s overall sensitivity of its equity exposure was 1.03. Over the fiscal year, the Sub-Adviser allowed the equity sensitivity to rise with equity markets throughout the period, ending with a sensitivity of 1.18.

The option exposure within the Fund was the most meaningful contributor to positive Fund performance over the fiscal year. Option prices were positively impacted by increases in interest rates and implied volatility, along with a decrease in the implied dividend yield, as time decay detracted value as usual.

The fixed income exposure detracted slightly from positive Fund performance. Throughout most of the fiscal year the Sub-Adviser has remained risk averse regarding interest rate risk by keeping the duration low at 0.13 years. However, as the Federal Reserve eased monetary policy, the Sub-Adviser increased duration to 1.28 years.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Dunham U.S. Enhanced Market Fund - Class C	S&P 500® Index	Morningstar Moderately Conservative Allocation Category
May-2023	$10,000	$10,000	$10,000
Oct-2023	$9,864	$10,143	$9,672
Oct-2024	$13,646	$13,999	$11,511

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund	38.34%	23.00%
Morningstar Moderately Conservative Allocation Category	19.01%	9.82%
S&P 500® Index	38.02%	25.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$99,352,055
Number of Portfolio Holdings	12
Total Advisory Fee	$1,014,241
Portfolio Turnover	66%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	3.2%
Purchased Options	42.3%
U.S. Government & Agencies	54.5%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	42.1%
Money Market Funds	3.2%
U.S. Treasury Obligations	54.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
S&P 500 INDEX, 06/11/29	32.3%
United States Treasury Bill, 4.0992%, 07/10/25	27.4%
United States Treasury Note, 1.2500%, 09/30/28	14.4%
United States Treasury Bill, 4.3900%, 02/11/25	12.9%
S&P 500 INDEX, 02/28/29	10.2%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham U.S. Enhanced Market Fund - Class C (DCSPX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DCSPX

Dunham U.S. Enhanced Market Fund

Class N (DNSPX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$155	1.29%

How did the Fund perform during the reporting period?

The Fund’s higher sensitivity to the benchmark index, as measured by Delta, positively contributed to Fund performance. To begin the most recent fiscal year, the Fund’s overall sensitivity of its equity exposure was 1.03. Over the fiscal year, the Sub-Adviser allowed the equity sensitivity to rise with equity markets throughout the period, ending with a sensitivity of 1.18.

The option exposure within the Fund was the most meaningful contributor to positive Fund performance over the fiscal year. Option prices were positively impacted by increases in interest rates and implied volatility, along with a decrease in the implied dividend yield, as time decay detracted value as usual.

The fixed income exposure detracted slightly from positive Fund performance. Throughout most of the fiscal year the Sub-Adviser has remained risk averse regarding interest rate risk by keeping the duration low at 0.13 years. However, as the Federal Reserve eased monetary policy, the Sub-Adviser increased duration to 1.28 years.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

	Dunham U.S. Enhanced Market Fund - Class N	S&P 500® Index	Morningstar Moderately Conservative Allocation Category
May-2023	$100,000	$100,000	$100,000
Oct-2023	$99,143	$101,427	$96,719
Oct-2024	$138,500	$139,987	$115,102

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund	39.70%	24.23%
Morningstar Moderately Conservative Allocation Category	19.01%	9.82%
S&P 500® Index	38.02%	25.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$99,352,055
Number of Portfolio Holdings	12
Total Advisory Fee	$1,014,241
Portfolio Turnover	66%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	3.2%
Purchased Options	42.3%
U.S. Government & Agencies	54.5%

What did the Fund invest in? (As of October 31, 2024)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	42.1%
Money Market Funds	3.2%
U.S. Treasury Obligations	54.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
S&P 500 INDEX, 06/11/29	32.3%
United States Treasury Bill, 4.0992%, 07/10/25	27.4%
United States Treasury Note, 1.2500%, 09/30/28	14.4%
United States Treasury Bill, 4.3900%, 02/11/25	12.9%
S&P 500 INDEX, 02/28/29	10.2%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dunham U.S. Enhanced Market Fund - Class N (DNSPX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103124-DNSPX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Michael Torvinen is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Torvinen is independent for purposes of this Item 3.

(a)(2) Not Applicable

(a)(3) Not Applicable

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

FY 2024	$206,250
FY 2023	$192,000

(b)	Audit-Related Fees There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

FY 2024	$0
FY 2023	$0

(c)	Tax Fees The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

FY 2024	$45,000
FY 2023	$34,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, $0 and $0 respectively.

	Registrant	Adviser
FY 2024	$0	$0
FY 2023	$0	$0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the audit committee.

(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for each of the last two fiscal years are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

October 31, 2024	ANNUAL FINANCIAL STATEMENTS

This report is for the information of shareholders of the Dunham Funds. It may also be used as sales literature when preceded by or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing. For this and other information about the Dunham Funds, contact your financial advisor or call Client Services at (800) 442-4358.

BOND FUNDS

Dunham Corporate/Government Bond Fund

Dunham Floating Rate Bond Fund

Dunham High-Yield Bond Fund

Dunham International Opportunity Bond Fund

U.S. VALUE FUNDS

Dunham Large Cap Value Fund

Dunham Small Cap Value Fund

U.S. GROWTH FUNDS

Dunham Focused Large Cap Growth Fund

Dunham Small Cap Growth Fund

INTERNATIONAL EQUITY FUNDS

Dunham Emerging Markets Stock Fund

Dunham International Stock Fund

ALTERNATIVE FUNDS

Dunham Dynamic Macro Fund

Dunham Long/Short Credit Fund

Dunham Monthly Distribution Fund

Dunham Real Estate Stock Fund

Dunham U.S. Enhanced Market Fund

Investment Adviser:

Dunham & Associates Investment Counsel, Inc. P.O. Box 910309 San Diego, California 92191

The financial statements contained herein are submitted for the general information of the shareholders of the Funds. PROSPECTIVE PURCHASERS OF THE FUNDS SHOULD CONSIDER CAREFULLY THE INFORMATION SET FORTH HEREIN AND THE APPLICABLE FUND’S PROSPECTUS.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 0.0%(a)
	HEALTH CARE FACILITIES & SERVICES - 0.0%(a)
435	Endo, Inc.(b)	$11,097
	TOTAL COMMON STOCKS (Cost $24,323)	11,097

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	ASSET BACKED SECURITIES — 29.1%
	AUTO LOAN — 4.2%
172,238	American Credit Acceptance Receivables Trust Series 2022-1 D(c)		2.4600	03/13/28	170,703
109,581	AmeriCredit Automobile Receivables Trust Series 2020-3 C		1.0600	08/18/26	108,589
446,000	Arivo Acceptance Auto Loan Receivables Trust Series 1A B(c)		6.8700	06/17/30	453,005
129,167	Avis Budget Rental Car Funding AESOP, LLC Series 2019-3A A(c)		2.3600	03/20/26	128,477
580,000	Avis Budget Rental Car Funding AESOP, LLC Series 3A A(c)		4.6200	02/20/27	578,879
317,000	CarNow Auto Receivables Trust Series 2023-1A C(c)		7.2400	09/15/26	317,377
225,000	Carvana Auto Receivables Trust Series 2021-P3 B		1.4200	08/10/27	210,078
42,479	Carvana Auto Receivables Trust Series 2021-N1 C		1.3000	01/10/28	41,027
53,837	Carvana Auto Receivables Trust Series 2021-N2 C		1.0700	03/10/28	51,505
330,000	Carvana Auto Receivables Trust Series 2023-N4 C(c)		6.5900	02/11/30	339,576
495,000	Carvana Auto Receivables Trust Series 2024-N1 B(c)		5.6300	05/10/30	500,283
430,000	CPS Auto Receivables Trust Series 2024-A C(c)		5.7400	04/15/30	433,320
302,000	Credit Acceptance Auto Loan Trust Series 1A A(c)		5.6800	03/15/34	305,351
195,000	DT Auto Owner Trust Series 2023-3A C(c)		6.4000	05/15/29	195,847
500,000	Exeter Automobile Receivables Trust Series 2024-2A C		5.7400	05/15/29	506,738
164,966	FHF Trust Series 2023-1A A2(c)		6.5700	06/15/28	166,575
22,851	Flagship Credit Auto Trust Series 2020-4 C(c)		1.2800	02/16/27	22,756
330,000	Flagship Credit Auto Trust Series 2024-1 C(c)		5.7900	02/15/30	334,616
180,000	Foursight Capital Automobile Receivables Trust Series 2022-1 B(c)		2.1500	05/17/27	178,496
315,000	Foursight Capital Automobile Receivables Trust Series 2023-1 A3(c)		5.3900	12/15/27	315,207
345,000	Hertz Vehicle Financing III, LLC Series 2022-1A C(c)		2.6300	06/25/26	339,501
144,843	LAD Auto Receivables Trust Series 2022-1A A(c)		5.2100	06/15/27	145,000
339,000	LAD Auto Receivables Trust Series 2023-4A C(c)		6.7600	03/15/29	349,628
57,330	Lendbuzz Securitization Trust Series 2022-1A A(c)		4.2200	05/17/27	56,871
425,000	Lendbuzz Securitization Trust Series 2024-2A A2(c)		5.9900	05/15/29	428,957
66,337	Lobel Financial Corporation Series 1 A(c)		6.9700	07/15/26	66,468
242,215	Merchants Fleet Funding, LLC Series 1A A(c)		7.2100	05/20/36	244,829

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.1% (Continued)
	AUTO LOAN — 4.2% (Continued)
140,000	OneMain Direct Auto Receivables Trust Series 2021-1A B(c)		1.2600	07/14/28	$134,238
195,000	Santander Drive Auto Receivables Trust Series 2022-5 C		4.7400	10/15/28	194,947
276,000	SBNA Auto Receivables Trust Series 2024-A C(c)		5.5900	01/15/30	279,389
36,240	United Auto Credit Securitization Trust Series 2023-1 B(c)		5.9100	07/10/28	36,242
446,000	Westlake Automobile Receivables Trust Series 1A B(c)		5.5500	11/15/27	450,425
515,000	Westlake Automobile Receivables Trust Series 2024-2A B(c)		5.6200	03/15/30	521,125
					8,606,025
	CLO — 0.5%
515,000	GoldenTree Loan Management US CLO 1 Ltd. Series 9A AR(c),(d)	TSFR3M + 1.500%	6.1170	04/20/37	517,924
560,000	Reach A.B.S Trust Series 2024-2A B(c)		5.8400	07/15/31	564,109
					1,082,033
	COLLATERALIZED MORTGAGE OBLIGATIONS — 13.4%
582,870	A&D Mortgage Trust Series 2023-NQM3 A1(c),(e)		6.7330	07/25/68	587,752
155,000	Affirm Asset Securitization Trust Series 2024-B A(c)		4.6200	09/15/29	153,925
671,513	AJAX Mortgage Loan Trust Series 2021-A A1(c),(f)		1.0650	09/25/65	594,728
59,490	Angel Oak Mortgage Trust Series 2020-R1 A2(c),(f)		1.2470	12/26/24	55,921
484,190	Angel Oak Mortgage Trust Series 2021-8 A1(c),(f)		1.8200	11/25/66	422,501
105,666	Angel Oak Mortgage Trust Series 2022-5 A1(c),(e)		4.5000	05/25/67	102,940
856,578	Angel Oak Mortgage Trust Series 2023-1 A1(c),(e)		4.7500	09/26/67	845,893
65,897	Arroyo Mortgage Trust Series 2019-1 A1(c),(f)		3.8050	01/25/49	63,680
72,739	Arroyo Mortgage Trust Series 2019-2 A1(c),(f)		3.3470	04/25/49	69,841
500,000	Arroyo Mortgage Trust Series 2020-1 A3(c)		3.3280	03/25/55	444,226
185,745	Bunker Hill Loan Depositary Trust Series 2019-2 A1(c),(e)		2.8790	07/25/49	179,036
651,718	Chase Home Lending Mortgage Trust Series 2023-RPL1 A1(c),(f)		3.5000	06/25/62	597,972
29,519	Chase Mortgage Finance Corporation Series 2016-SH2 M2(c),(f)		3.7500	02/25/44	26,845
38,140	Chase Mortgage Finance Corporation Series 2016-SH1 M2(c),(f)		3.7500	04/25/45	34,398
332,237	CIM TRUST Series 2022-R2 A1(c),(f)		3.7500	12/25/61	308,594
44,340	COLT Funding, LLC Series 2021-3R A1(c),(f)		1.0510	12/25/64	39,372
1,332,317	COLT Mortgage Loan Trust Series 2022-4 A1(c),(f)		4.3010	03/25/67	1,297,607
898,470	COLT Mortgage Loan Trust Series 2022-5 A1(c),(f)		4.5500	04/25/67	881,231
868,580	COLT Mortgage Loan Trust Series 2023-4 A1(c),(e)		7.1630	10/25/68	882,969
429,548	CSMC Trust Series 2020-RPL4 A1(c),(f)		2.0000	01/25/60	380,605
149,295	CSMC Trust Series 2020-NQM1 A1(c),(e)		2.2080	05/25/65	138,108
232,057	Deephaven Residential Mortgage Trust Series 2022-1 A1(c),(f)		2.2050	01/25/67	208,891

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 13.4% (Continued)
239,116	Ellington Financial Mortgage Trust Series 2019-2 A3(c),(f)		3.0460	11/25/59	$229,653
19,977	Flagstar Mortgage Trust Series 2017-1 1A3(c),(f)		3.5000	03/25/47	18,099
472,514	Foundation Finance Trust Series 2024-2A A(c)		4.6000	03/15/50	468,665
7,769	Galton Funding Mortgage Trust Series 2018-1 A23(c),(f)		3.5000	11/25/57	6,973
224,523	Imperial Fund Mortgage Trust Series 2022-NQM3 A1(c),(e)		4.3800	05/25/67	218,471
11,046	JP Morgan Mortgage Trust Series 2017-5 A1(c),(f)		5.4250	12/15/47	11,145
708,264	JP Morgan Mortgage Trust Series 2017-4 A3(c),(f)		3.5000	11/25/48	639,423
100,000	Metlife Securitization Trust Series 2017-1A M1(c),(f)		3.4670	04/25/55	87,682
23,254	Metlife Securitization Trust Series 2019-1A A1A(c),(f)		3.7500	04/25/58	22,763
746,462	MFA Trust Series 2022-INV2 A1(c),(e)		4.9500	07/25/57	741,746
1,045,926	MFA Trust Series 2022-INV1 A1(c),(e)		3.9070	04/25/66	1,011,753
667,416	MFA Trust Series 2022-NQM2 A1(c),(e)		4.0000	05/25/67	637,037
194,378	Mill City Mortgage Loan Trust Series 2017-3 M2(c),(f)		3.2500	01/25/61	181,675
199,632	Mill City Mortgage Loan Trust Series 2019-1 M2(c),(f)		3.5000	10/25/69	179,216
523,005	New Residential Mortgage Loan Trust Series 2014-3A AFX3(c),(f)		3.7500	11/25/54	493,694
127,228	New Residential Mortgage Loan Trust Series 2016-3A B1(c),(f)		4.0000	09/25/56	122,172
433,012	New Residential Mortgage Loan Trust Series 2016-4A A1(c),(f)		3.7500	11/25/56	404,637
585,973	New Residential Mortgage Loan Trust Series 2017-2A A3(c),(f)		4.0000	03/25/57	558,182
415,536	New Residential Mortgage Loan Trust Series 2018-1A A1A(c),(f)		4.0000	12/25/57	398,188
31,313	New Residential Mortgage Loan Trust Series 2021-NQ2R A1(c),(f)		0.9410	09/25/58	29,256
215,000	New Residential Mortgage Loan Trust Series 2019-RPL2 M2(c),(f)		3.7500	02/25/59	187,505
637,546	New Residential Mortgage Loan Trust Series 2022-NQM2 A1(c),(f)		3.0790	03/27/62	589,721
612,092	NYMT Loan Trust Series 2022-CP1 A1(c)		2.0420	07/25/61	563,132
400,229	NYMT Loan Trust Series 2024-CP1 A1(c)		3.7500	02/25/68	372,524
327,170	OBX Trust Series 2024-HYB2 A1(c),(f)		3.6170	04/25/53	320,277
717,419	OBX Trust Series 2023-NQM9 A1(c),(e)		7.1590	10/25/63	732,055
56,247	Palisades Mortgage Loan Trust Series 2021-RTL1 A1(c),(e)		3.4870	06/25/26	56,023
26,727	Provident Funding Mortgage Loan Trust Series 2019-1 A2(c),(f)		3.0000	12/25/49	22,761
952,063	PRPM, LLC Series 2024-RPL1 A1(c),(e)		4.2000	12/25/64	924,245
613,563	RCKT Mortgage Trust Series 2023-CES1 A1A(c),(f)		6.5150	06/25/43	617,569
862,822	RCKT Mortgage Trust Series 2023-CES2 A1A(c),(f)		6.8080	09/25/43	871,434
49,606	RCKT Mortgage Trust Series 2020-1 A1(c),(f)		3.0000	02/25/50	42,434
25,773	Residential Mortgage Loan Trust Series 2020-1 A1(c),(f)		2.3760	01/26/60	25,234
56,292	Starwood Mortgage Residential Trust Series 2020-1 A1(c),(f)		2.2750	02/25/50	53,628

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 13.4% (Continued)
787,057	Starwood Mortgage Residential Trust Series 2021-5 A2(c),(f)		2.1780	09/25/66	$667,120
520,233	Towd Point Mortgage Trust Series 2017-1 A2(c),(f)		3.5000	10/25/56	513,933
265,000	Towd Point Mortgage Trust Series 2019-HY2 M1(c),(d)	TSFR1M + 1.714%	6.4520	05/25/58	268,203
365,000	Towd Point Mortgage Trust Series 2021-1 A2(c),(f)		2.7500	11/25/61	299,419
575,097	Towd Point Mortgage Trust Series 2024-1 A1(c),(f)		4.5260	03/25/64	578,413
106,430	Verus Securitization Trust Series 2020-1 A1(c),(e)		3.4170	01/25/60	103,729
443,216	Verus Securitization Trust Series 2022-4 A1(c),(e)		4.4740	04/25/67	439,632
537,383	Verus Securitization Trust Series 2022-6 A1(c),(e)		4.9100	06/25/67	532,622
468,291	Verus Securitization Trust Series 2022-6 A3(c),(e)		4.9100	06/25/67	461,676
883,086	Verus Securitization Trust Series 2022-7 A1(c),(e)		5.1520	07/25/67	878,634
1,382,576	Verus Securitization Trust Series 2023-1 A1(c),(e)		5.8500	12/25/67	1,385,603
839,279	Verus Securitization Trust Series 2023-8 A1(c),(e)		6.2590	12/25/68	845,595
145,548	Wells Fargo Mortgage Backed Securities Series 2020-4 A1(c),(f)		3.0000	07/25/50	124,625
					27,255,211
	CREDIT CARD — 0.4%
316,000	Mercury Financial Credit Card Master Trust Series 2023-1A A(c)		8.0400	09/20/27	316,836
430,000	Mercury Financial Credit Card Master Trust Series 2A A(c)		6.5600	07/20/29	434,326
					751,162
	HOME EQUITY — 0.4%
894,610	RCKT Mortgage Trust Series 2023-CES3 A1A(c),(f)		7.1130	11/25/43	907,930

	NON AGENCY CMBS — 3.7%
94,795	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 A1(c),(f)		2.0680	05/25/50	87,897
650,000	BBCMS Mortgage Trust Series 2018-TALL(c),(d)	TSFR1M + 0.919%	5.7230	03/15/37	612,186
410,000	BPR Trust Series 2022-OANA A(c),(d)	TSFR1M + 1.898%	6.7020	04/15/37	412,481
510,000	BX Trust Series 2022-CLS A(c)		5.7600	10/13/27	507,480
445,000	BX Trust Series 2019-OC11 B(c)		3.6050	12/09/41	406,421
410,000	BX Trust Series 2019-OC11 D(c),(f)		4.0750	12/09/41	372,221
470,000	COMM Mortgage Trust Series 2013-300P A1(c)		4.3530	08/10/30	456,860
150,000	COMM Mortgage Trust Series 2020-CBM B(c)		3.0990	02/10/37	147,940
367,000	ELM Trust Series 2024-ELM A10(c),(f)		5.8010	06/10/27	371,071
510,000	Exeter Automobile Receivables Trust Series 2024-5A B		4.9800	04/16/29	506,710
510,000	Fashion Show Mall, LLC Series SHOW A(c),(f)		5.2740	10/10/29	501,615
495,000	GCT Commercial Mortgage Trust Series 2021-GCT A(c),(d)	TSFR1M + 0.914%	5.7180	02/15/38	441,957

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.1% (Continued)
	NON AGENCY CMBS — 3.7% (Continued)
570,000	JP Morgan Chase Commercial Mortgage Securities Series OMNI A(c),(f)		5.7970	10/05/39	$576,846
419,000	JP Morgan Chase Commercial Mortgage Securities Series C13 E(c),(f)		3.9860	01/15/46	368,951
458,000	Legends Outlets Kansas City KS Mortgage Secured Series LGND A(c)		6.2470	11/15/27	456,855
325,000	MIRA Trust Series 2023-Mile A(c)		6.7550	06/06/28	337,827
595,000	MSSG Trust Series 2017-237P A(c)		3.3970	09/13/39	550,209
450,000	ROCK Trust Series 2024-CNTR C(c)		6.4710	11/13/41	454,942
62,000	WFRBS Commercial Mortgage Trust Series 2014-C24 AS		3.9310	11/15/47	60,448
					7,630,917
	OTHER ABS — 5.5%
220,749	ACHV A.B.S TRUST Series 2024-1PL A(c)		5.9000	04/25/31	221,938
336,000	Affirm Asset Securitization Trust Series 2023-B A(c)		6.8200	09/15/28	341,073
175,000	AMSR Trust Series 2020-SFR1 B(c)		2.1200	04/17/37	172,549
250,000	AMSR Trust Series 2020-SFR2 C(c)		2.5330	07/17/37	245,614
42,324	Aqua Finance Trust Series 2019-A A(c)		3.1400	07/16/40	40,842
163,834	Aqua Finance Trust Series 2019-A C(c)		4.0100	07/16/40	157,773
258,417	Aqua Finance Trust Series 2020-AA B(c)		2.7900	07/17/46	245,142
510,000	Aqua Finance Trust Series 2024-A B(c)		5.0600	04/18/50	501,773
465,000	CCG Receivables Trust Series 2024-1 B(c)		5.0800	03/15/32	462,536
103,437	CF Hippolyta, LLC Series 2020-1 A1(c)		1.6900	07/15/60	100,229
263,431	CLI Funding VI, LLC Series 2020-1A A(c)		2.0800	09/18/45	240,726
2,552	Corevest American Finance Trust Series 2020-1 A1(c)		1.8320	03/15/50	2,540
100,000	Corevest American Finance Trust Series 2019-3 C(c)		3.2650	10/15/52	89,942
103,619	Corevest American Finance Trust Series 2020-4 A(c)		1.1740	12/15/52	100,229
291,833	Dext A.B.S, LLC Series 2023-1 A2(c)		5.9900	03/15/32	294,240
223,976	Elara HGV Timeshare Issuer, LLC Series 2023-A A(c)		6.1600	02/25/38	228,548
130,000	FirstKey Homes Trust Series 2021-SFR1 D(c)		2.1890	08/17/28	123,304
375,000	FirstKey Homes Trust Series 2020-SFR2 B(c)		1.5670	10/19/37	362,718
280,968	Foundation Finance Trust Series 2023-2A A(c)		6.5300	06/15/49	288,177
292,467	Hilton Grand Vacations Trust Series 2024-2A A(c)		5.5000	03/25/38	295,049
56,948	HIN Timeshare Trust Series 2020-A C(c)		3.4200	10/09/39	54,391
129,025	Jersey Mike’s Funding Series 2019-1A A2(c)		4.4330	02/15/50	125,872
34,041	MVW, LLC Series 2020-1A A(c)		1.7400	10/20/37	32,612
221,933	MVW, LLC Series 2023-1A B(c)		5.4200	10/20/40	222,762
470,000	NMEF Funding, LLC Series 2024-A A2(c)		5.1500	12/15/31	470,843

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.1% (Continued)
	OTHER ABS — 5.5% (Continued)
265,000	Octane Receivables Trust Series 2023-1A C(c)		6.3700	09/20/29	$266,588
435,000	PEAC Solutions Receivables, LLC Series 2024-1A B(c)		5.7900	11/20/30	441,250
520,000	Planet Fitness Master Issuer, LLC Series 1A A2I(c)		5.7650	06/05/54	522,180
273,743	PowerPay Issuance Trust Series 2024-1A A(c)		6.5300	02/18/39	277,484
265,000	Progress Residential Series 2021-SFR3 D(c)		2.2880	05/17/26	253,157
201,000	Progress Residential Series 2021-SFR1 C(c)		1.5550	04/17/38	192,496
480,000	Purchasing Power Funding Series A B(c)		6.4300	08/15/28	485,521
101,846	Regional Management Issuance Trust Series 2021-1 A(c)		1.6800	03/17/31	100,721
655,000	Retained Vantage Data Centers Issuer, LLC Series 1A A2(c)		4.9920	09/15/49	634,537
459,491	Sierra Receivables Funding Company, LLC Series 2A A(c)		5.1400	06/20/41	462,566
23,852	Sierra Timeshare Receivables Funding, LLC Series 2020-2A B(c)		2.3200	07/20/37	23,402
161,091	Sierra Timeshare Receivables Funding, LLC Series 2023-2A B(c)		6.2800	04/20/40	162,798
481,875	Taco Bell Funding, LLC Series 2016-1A A23(c)		4.9700	05/25/46	480,116
200,000	Tricon American Homes Trust Series 2020-SFR2 D(c)		2.2810	11/17/27	181,593
165,000	Tricon American Homes Trust Series 2019-SFR1 C(c)		3.1490	03/17/38	160,054
160,000	Tricon Residential Trust Series 2021-SFR1 B(c)		2.2440	07/17/38	152,064
450,000	TSC SPV Funding, LLC Series 1A A2(c)		6.2910	08/20/54	447,803
460,000	Verizon Master Trust Series 1 A1A		5.0000	12/20/28	463,095
					11,128,847
	RESIDENTIAL MORTGAGE — 1.0%
63,895	AJAX Mortgage Loan Trust Series 2019-D A1(c),(e)		2.9560	09/25/65	60,251
366,431	PRET, LLC Series 2024-NPL4 A1(c),(e)		6.9960	07/25/54	367,619
135,000	Towd Point Mortgage Trust Series 2016-4 B1(c),(f)		4.0190	07/25/56	128,645
115,000	Towd Point Mortgage Trust Series 2017-1 M1(c),(f)		3.7500	10/25/56	111,716
460,000	Towd Point Mortgage Trust Series 2017-4 A2(c),(f)		3.0000	06/25/57	425,975
160,000	Towd Point Mortgage Trust Series 2017-6 A2(c),(f)		3.0000	10/25/57	150,013
140,000	Towd Point Mortgage Trust Series 2018-6 A1B(c),(f)		3.7500	03/25/58	133,393
300,000	Towd Point Mortgage Trust Series 2018-6 A2(c),(f)		3.7500	03/25/58	271,904
255,000	Towd Point Mortgage Trust Series 2019-2 A2(c),(f)		3.7500	12/25/58	228,660
235,000	Towd Point Mortgage Trust Series 2019-4 A2(c),(f)		3.2500	10/25/59	208,633
6,187	VCAT, LLC Series 2021-NPL2 A1(c),(e)		5.1150	03/27/51	6,184
					2,092,993
	TOTAL ASSET BACKED SECURITIES (Cost $59,874,616)				59,455,118

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9%
	AEROSPACE & DEFENSE — 0.4%
303,000	Boeing Company (The)		5.9300	05/01/60	$282,851
335,000	L3Harris Technologies, Inc.		5.3500	06/01/34	338,963
185,000	TransDigm, Inc.(c)		6.6250	03/01/32	188,609
					810,423
	ASSET MANAGEMENT — 2.0%
395,000	Apollo Debt Solutions BDC(c)		6.9000	04/13/29	403,556
300,000	BlackRock Funding, Inc.		5.2500	03/14/54	296,017
157,000	Blackstone Private Credit Fund		2.6250	12/15/26	147,913
160,000	Blackstone Private Credit Fund(c)		7.3000	11/27/28	168,087
128,000	Blue Owl Credit Income Corporation		4.7000	02/08/27	124,850
120,000	Blue Owl Credit Income Corporation		6.6500	03/15/31	120,899
555,000	Blue Owl Finance, LLC		3.1250	06/10/31	476,198
320,000	Brookfield Finance, Inc.		6.3500	01/05/34	343,001
215,000	Charles Schwab Corporation (The)(d)	SOFRRATE + 2.010%	6.1360	08/24/34	228,418
305,000	Charles Schwab Corporation (The)(d)	H15T10Y + 3.079%	4.0000	03/01/69	266,017
250,000	Drawbridge Special Opportunities Fund, L.P. /(c)		3.8750	02/15/26	242,317
334,000	Hannon Armstrong Sustainable Infrastructure(c)		6.3750	07/01/34	332,649
220,000	Icahn Enterprises, L.P. / Icahn Enterprises		5.2500	05/15/27	205,277
340,000	Nuveen, LLC(c)		5.8500	04/15/34	349,142
355,000	UBS Group A.G.(c),(d),(g)	H15T1Y + 2.400%	4.9880	08/05/33	350,565
35,000	UBS Group A.G.(c),(d)	H15T5Y + 4.758%	9.2500	05/13/72	40,605
					4,095,511
	AUTOMOTIVE — 0.4%
405,000	Aptiv plc / Aptiv Global Financing DAC(d),(g)	H15T5Y + 3.385%	6.8750	12/15/54	395,290
70,000	Ford Motor Company		4.7500	01/15/43	56,818
200,000	Ford Motor Credit Company, LLC		6.8000	05/12/28	207,270
85,000	Ford Motor Credit Company, LLC		6.0540	11/05/31	85,000
160,000	Nissan Motor Acceptance Company, LLC(c)		7.0500	09/15/28	166,174
					910,552
	BANKING — 4.9%
232,000	Banco de Credito del Peru S.A.(c),(d)	H15T5Y + 3.000%	3.1250	07/01/30	226,687
115,000	Banco de Credito e Inversiones S.A.(c)		8.7500	02/08/74	121,583
120,000	Banco Mercantil del Norte S.A.(c),(d)	H15T10Y + 5.034%	6.6250	01/24/70	108,974

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9% (Continued)
	BANKING — 4.9% (Continued)
920,000	Bank of America Corporation(d)	SOFRRATE + 1.320%	2.6870	04/22/32	$797,949
450,000	Bank of America Corporation(d)	SOFRRATE + 1.913%	5.4250	08/15/35	443,426
400,000	Barclays plc(d),(g)	H15T1Y + 3.500%	7.4370	11/02/33	449,106
100,000	BBVA Bancomer S.A.(c),(d)	H15T5Y + 2.650%	5.1250	01/18/33	93,356
420,000	BPCE S.A.(c),(d)	SOFRRATE + 2.590%	7.0030	10/19/34	458,665
280,000	Citigroup, Inc.(d)	TSFR3M + 1.600%	3.9800	03/20/30	268,549
320,000	Citigroup, Inc.(d)	SOFRRATE + 2.338%	6.2700	11/17/33	340,899
229,000	Citigroup, Inc.(d)	SOFRRATE + 2.661%	6.1740	05/25/34	237,409
505,000	Citigroup, Inc.(d)	H15T5Y + 3.417%	3.8750	05/18/69	489,342
195,000	Citizens Financial Group, Inc.(d)	SOFRRATE + 1.910%	5.7180	07/23/32	196,914
385,000	Deutsche Bank A.G.(d)	SOFRRATE + 2.050%	5.4030	09/11/35	373,764
390,000	Fifth Third Bancorp(d),(g)	SOFRRATE + 1.660%	4.3370	04/25/33	365,230
455,000	Huntington Bancshares, Inc.(d)	SOFRINDX + 1.870%	5.7090	02/02/35	460,517
710,000	JPMorgan Chase & Company(f)		1.9530	02/04/32	594,169
420,000	JPMorgan Chase & Company(d),(g)	SOFRRATE + 2.580%	5.7170	09/14/33	432,605
175,000	JPMorgan Chase & Company(d)	SOFRRATE + 1.810%	6.2540	10/23/34	188,201
390,000	KeyCorporation(d)	SOFRRATE + 2.420%	6.4010	03/06/35	411,752
395,000	NatWest Group plc(d)	H15T5Y + 2.200%	6.4750	06/01/34	408,708
375,000	Societe Generale S.A.(c),(d),(g)	H15T1Y + 2.100%	6.0660	01/19/35	381,295
200,000	Texas Capital Bancshares, Inc.(d)	H15T5Y + 3.150%	4.0000	05/06/31	190,009
430,000	Toronto-Dominion Bank (The)(d)	H15T5Y + 4.075%	8.1250	10/31/82	453,175
90,000	Truist Financial Corporation(d)	SOFRRATE + 1.922%	5.7110	01/24/35	91,680
400,000	Truist Financial Corporation(d)	H15T10Y + 4.349%	5.1000	03/01/69	390,256
280,000	Wells Fargo & Company(d),(g)	SOFRRATE + 2.100%	4.8970	07/25/33	274,841
285,000	Wells Fargo & Company(d)	SOFRRATE + 2.060%	6.4910	10/23/34	308,348
330,000	Wells Fargo & Company Series BB(d)	H15T5Y + 3.453%	3.9000	03/15/69	319,797
185,000	Wells Fargo & Company(d)	H15T5Y + 2.767%	6.8500	07/15/74	191,304
					10,068,510

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9% (Continued)
	BIOTECH & PHARMA — 0.5%
198,000	Amgen, Inc.		5.2500	03/02/33	$200,127
258,000	Amgen, Inc.		5.6500	03/02/53	260,080
45,000	Par Pharmaceutical, Inc.(c),(h)		0.0000	04/01/27	—
335,000	Royalty Pharma plc		5.4000	09/02/34	332,837
195,000	Royalty Pharma plc		3.3500	09/02/51	128,395
120,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	114,490
681	Viatris, Inc.(c)		2.3000	06/22/27	635
					1,036,564
	CABLE & SATELLITE — 0.4%
14,000	CCO Holdings, LLC / CCO Holdings Capital(c)		6.3750	09/01/29	13,873
180,000	CCO Holdings, LLC / CCO Holdings Capital(c)		4.7500	03/01/30	163,911
45,000	CCO Holdings, LLC / CCO Holdings Capital(c)		4.5000	08/15/30	40,230
200,000	CSC Holdings, LLC(c)		11.7500	01/31/29	195,150
370,000	DIRECTV Holdings, LLC / DIRECTV Financing Company,(c)		5.8750	08/15/27	356,707
					769,871
	CHEMICALS — 0.4%
340,000	Bayport Polymers, LLC(c),(g)		5.1400	04/14/32	324,802
189,000	INEOS Quattro Finance 2 plc(c)		3.3750	01/15/26	184,613
200,000	INEOS Quattro Finance 2 plc(c)		9.6250	03/15/29	211,858
130,000	Windsor Holdings III, LLC(c),(g)		8.5000	06/15/30	136,809
					858,082
	CONSTRUCTION MATERIALS — 0.3%
525,000	CRH America Finance, Inc.		5.4000	05/21/34	532,737

	CONTAINERS & PACKAGING — 0.7%
565,000	Berry Global, Inc.(c)		5.6500	01/15/34	564,419
435,000	Smurfit Kappa Treasury ULC(c)		5.7770	04/03/54	440,832
370,000	Sonoco Products Company		5.0000	09/01/34	354,774
					1,360,025
	ELEC & GAS MARKETING & TRADING — 0.2%
380,000	New York State Electric & Gas Corporation(c)		5.8500	08/15/33	393,017

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9% (Continued)
	ELECTRIC UTILITIES — 2.8%
195,000	AES Corporation (The)(d)	H15T5Y + 3.201%	7.6000	01/15/55	$202,173
485,000	Black Hills Corporation		6.1500	05/15/34	509,243
555,000	CMS Energy Corporation(d)	H15T5Y + 4.116%	4.7500	06/01/50	534,217
445,000	Dominion Energy, Inc.(d),(g)	H15T5Y + 2.511%	7.0000	06/01/54	475,798
450,000	Electricite de France S.A.(c)		6.9000	05/23/53	501,160
235,000	Enel Finance International N.V.(c)		7.5000	10/14/32	267,758
175,000	Enel Finance International N.V.(c)		5.5000	06/26/34	176,696
425,000	Entergy Corporation(d)	H15T5Y + 2.670%	7.1250	12/01/54	435,656
260,000	Entergy Texas, Inc.		5.8000	09/01/53	268,403
330,000	Exelon Corporation		5.6000	03/15/53	328,285
15,000	Lightning Power, LLC(c)		7.2500	08/15/32	15,616
188,000	National Rural Utilities Cooperative Finance(d)	TSFR3M + 3.172%	7.7610	04/30/43	188,026
384,000	NRG Energy, Inc.(c)		7.0000	03/15/33	416,584
365,000	PacifiCorporation(g)		5.8000	01/15/55	365,823
403,000	Puget Energy, Inc.		2.3790	06/15/28	366,530
404,000	Southern Company (The)(d)	H15T5Y + 2.915%	3.7500	09/15/51	389,171
245,000	Vistra Corporation(c),(d)	H15T5Y + 6.930%	8.0000	04/15/70	251,863
					5,693,002
	ELECTRICAL EQUIPMENT — 0.2%
385,000	Vontier Corporation		2.9500	04/01/31	331,246

	ENGINEERING & CONSTRUCTION — 0.2%
140,000	Global Infrastructure Solutions, Inc.(c)		7.5000	04/15/32	142,683
398,000	Sempra Infrastructure Partners, L.P.(c)		3.2500	01/15/32	331,925
					474,608
	ENTERTAINMENT CONTENT — 0.2%
475,000	Univision Communications, Inc.(c)		6.6250	06/01/27	471,732

	FOOD — 0.3%
410,000	Pilgrim’s Pride Corporation(g)		6.2500	07/01/33	426,165
190,000	Post Holdings, Inc.(c)		6.3750	03/01/33	188,442
					614,607
	GAS & WATER UTILITIES — 0.2%
260,000	Brooklyn Union Gas Company (The)(c)		4.8660	08/05/32	248,637

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9% (Continued)
	GAS & WATER UTILITIES — 0.2% (Continued)
255,000	KeySpan Gas East Corporation(c)		5.9940	03/06/33	$262,669
					511,306
	HEALTH CARE FACILITIES & SERVICES — 1.3%
290,000	Catalent Pharma Solutions, Inc.(c)		3.5000	04/01/30	280,857
500,000	CHS/Community Health Systems, Inc.(c)		5.2500	05/15/30	436,912
458,000	CVS Health Corporation(g)		5.8750	06/01/53	441,701
185,000	HCA, Inc.		5.5000	06/01/33	185,924
165,000	HCA, Inc.		5.2500	06/15/49	149,892
116,000	HCA, Inc.		6.0000	04/01/54	116,724
445,000	Icon Investments Six DAC(g)		6.0000	05/08/34	457,145
359,000	Universal Health Services, Inc.		2.6500	01/15/32	299,311
280,000	Universal Health Services, Inc.		5.0500	10/15/34	265,805
					2,634,271
	HOME & OFFICE PRODUCTS — 0.1%
275,000	Newell Brands, Inc.(g)		6.3750	09/15/27	278,711

	HOME CONSTRUCTION — 0.4%
410,000	Ashton Woods USA, LLC / Ashton Woods Finance(c)		4.6250	04/01/30	377,896
554,000	Meritage Homes Corporation(c)		3.8750	04/15/29	517,750
					895,646
	HOUSEHOLD PRODUCTS — 0.2%
370,000	Kronos Acquisition Holdings, Inc.(c)		8.2500	06/30/31	366,692

	INDUSTRIAL SUPPORT SERVICES — 0.2%
405,000	Ashtead Capital, Inc.(c)		5.5000	08/11/32	403,938

	INSTITUTIONAL FINANCIAL SERVICES — 1.5%
165,000	Bank of New York Mellon Corporation (The)(d)	SOFRINDX + 2.074%	5.8340	10/25/33	173,815
345,000	Bank of New York Mellon Corporation (The)(d)	H15T5Y + 4.358%	4.7000	09/20/68	342,934
285,000	Goldman Sachs Group, Inc. (The)(d)	SOFRRATE + 1.090%	1.9920	01/27/32	237,832
195,000	Goldman Sachs Group, Inc. (The)(d),(g)	SOFRRATE + 1.550%	5.3300	07/23/35	194,969
310,000	Goldman Sachs Group, Inc. (The)		6.4500	05/01/36	335,109

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.5% (Continued)
435,000	Morgan Stanley		5.2500	04/21/34	$435,767
185,000	Morgan Stanley	SOFRRATE + 1.880%	5.4240	07/21/34	186,904
275,000	Morgan Stanley(d)	H15T5Y + 2.430%	5.9480	01/19/38	280,231
215,000	Northern Trust Corporation(f)		3.3750	05/08/32	206,577
450,000	State Street Corporation(d)	SOFRRATE + 1.958%	6.1230	11/21/34	474,866
175,000	State Street Corporation(d)	H15T5Y + 2.613%	6.7000	03/15/74	180,637
					3,049,641
	INSURANCE — 1.9%
200,000	Allianz S.E.(c),(d)	H15T5Y + 3.232%	6.3500	09/06/53	213,091
260,000	Allianz S.E.(c),(d)	H15T5Y + 2.771%	5.6000	09/03/54	262,070
320,000	Allstate Corporation (The)(d)	TSFR3M + 3.200%	8.3180	08/15/53	320,390
410,000	Ascot Group Ltd.(c)		4.2500	12/15/30	355,810
391,000	Corebridge Financial, Inc.(d),(g)	H15T5Y + 2.646%	6.3750	09/15/54	390,518
330,000	F&G Annuities & Life, Inc.		6.5000	06/04/29	334,592
198,000	Global Atlantic Fin Company(c)		7.9500	06/15/33	221,190
105,000	Global Atlantic Fin Company(c),(d)	H15T5Y + 3.608%	7.9500	10/15/54	109,210
175,000	Liberty Mutual Group, Inc.(c),(d)	H15T5Y + 3.315%	4.1250	12/15/51	165,177
325,000	MetLife, Inc.(d)	H15T5Y + 3.576%	3.8500	03/15/69	318,368
126,000	MetLife, Inc.(d),(g)	TSFR3M + 3.221%	5.8750	09/15/66	127,363
335,000	Nippon Life Insurance Company(c),(d)	H15T5Y + 2.954%	6.2500	09/13/53	354,673
104,000	Prudential Financial, Inc.(d)	H15T5Y + 3.162%	5.1250	03/01/52	100,686
210,000	Prudential Financial, Inc.(d)	H15T5Y + 2.848%	6.7500	03/01/53	223,464
45,000	Prudential Financial, Inc.(d)	H15T5Y + 2.404%	6.5000	03/15/54	47,046
415,000	Willis North America, Inc.		5.9000	03/05/54	417,662
					3,961,310
	MACHINERY — 0.5%
580,000	Regal Rexnord Corporation(g)		6.4000	04/15/33	606,032
400,000	Veralto Corporation		5.4500	09/18/33	406,217
					1,012,249
	MEDICAL EQUIPMENT & DEVICES — 0.7%
570,000	DENTSPLY SIRONA, Inc.		3.2500	06/01/30	510,307
498,000	Illumina, Inc.(g)		2.5500	03/23/31	427,035

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 0.7% (Continued)
450,000	Smith & Nephew plc		5.4000	03/20/34	$452,679
					1,390,021
	METALS & MINING — 0.4%
295,000	Corp Nacional del Cobre de Chile(c)		5.9500	01/08/34	300,120
295,000	Glencore Funding, LLC(c)		2.8500	04/27/31	257,874
240,000	Glencore Funding, LLC(c)		5.6340	04/04/34	243,812
					801,806
	OIL & GAS PRODUCERS — 3.9%
95,000	6297782, LLC(c),(g)		5.5840	10/01/34	93,897
70,000	6297782, LLC(c)		6.1760	10/01/54	69,386
80,000	Adnoc Murban Rsc Ltd.(c)		4.5000	09/11/34	76,398
305,000	Aker BP ASA(c),(g)		5.1250	10/01/34	292,023
305,000	Aker BP ASA(c)		5.8000	10/01/54	286,130
600,000	BP Capital Markets plc(d)	H15T5Y + 4.398%	4.8750	12/22/00	585,412
130,000	Civitas Resources, Inc.(c)		8.7500	07/01/31	136,339
150,000	Columbia Pipelines Operating Company, LLC(c)		6.0360	11/15/33	155,395
165,000	Columbia Pipelines Operating Company, LLC(c)		6.5440	11/15/53	177,717
35,000	Columbia Pipelines Operating Company, LLC(c)		6.7140	08/15/63	38,439
95,000	CrownRock, L.P. / CrownRock Finance, Inc.(c)		5.0000	05/01/29	96,124
425,000	Diamondback Energy, Inc.		5.9000	04/18/64	412,087
25,000	Encino Acquisition Partners Holdings, LLC(c)		8.7500	05/01/31	25,686
120,000	Energy Transfer, L.P.(d)	H15T5Y + 5.306%	7.1250	05/15/69	122,281
175,000	Energy Transfer, L.P.(d)	H15T5Y + 5.694%	6.5000	11/15/69	174,886
630,000	Flex Intermediate Holdco, LLC(c)		3.3630	06/30/31	545,569
305,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	315,852
87,000	KazMunayGas National Company JSC(c)		5.7500	04/19/47	76,923
85,000	Kinder Morgan Energy Partners, L.P.		6.9500	01/15/38	93,213
50,000	NGL Energy Partners, L.P.(c)		8.1250	02/15/29	50,399
80,000	NGL Energy Partners, L.P.(c)		8.3750	02/15/32	80,764
360,000	Northern Natural Gas Company(c)		5.6250	02/01/54	361,619
360,000	Occidental Petroleum Corporation(g)		5.5500	10/01/34	354,593
260,000	Occidental Petroleum Corporation		6.2000	03/15/40	259,898
275,000	Pertamina Persero PT(c)		6.4500	05/30/44	293,319
300,000	Petroleos Mexicanos		6.5000	03/13/27	294,606

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9% (Continued)
	OIL & GAS PRODUCERS — 3.9% (Continued)
350,000	Plains All American Pipeline, L.P. / PAA Finance		5.7000	09/15/34	$353,219
160,000	Qatar Petroleum(c)		2.2500	07/12/31	137,880
265,000	Reliance Industries Ltd.(c)		2.8750	01/12/32	229,160
300,000	Saudi Arabian Oil Company(c)		5.2500	07/17/34	300,587
110,000	South Bow Canadian Infrastructure Holdings Ltd.(c),(d)	H15T5Y + 3.667%	7.5000	03/01/55	114,313
370,000	Transcanada Trust(d)	H15T5Y + 3.986%	5.6000	03/07/82	353,651
95,000	Venture Global Calcasieu Pass, LLC(c)		3.8750	08/15/29	87,631
425,000	Western Midstream Operating, L.P.		5.2500	02/01/50	371,086
500,000	Williams Companies, Inc. (The)		5.1500	03/15/34	492,469
					7,908,951
	OIL & GAS SERVICES & EQUIPMENT — 0.4%
500,000	Nabors Industries, Inc.(c),(g)		7.3750	05/15/27	500,740
260,000	Noble Finance II, LLC(c)		8.0000	04/15/30	263,132
					763,872
	REAL ESTATE INVESTMENT TRUSTS — 0.7%
500,000	EPR Properties		3.6000	11/15/31	440,391
405,000	GLP Capital, L.P. / GLP Financing II, Inc.		6.7500	12/01/33	433,065
390,000	Safehold GL Holdings, LLC		6.1000	04/01/34	402,520
75,000	Service Properties Trust		4.9500	02/15/27	69,923
165,000	VICI Properties, L.P.(g)		5.1250	05/15/32	161,762
					1,507,661
	RETAIL - DISCRETIONARY — 0.7%
175,000	BlueLinx Holdings, Inc.(c)		6.0000	11/15/29	169,083
310,000	Builders FirstSource, Inc.(c)		6.3750	03/01/34	312,882
290,000	Ferguson Enterprises, Inc.		5.0000	10/03/34	281,741
405,000	Hertz Corporation (The)(c),(g)		4.6250	12/01/26	306,372
275,000	PetSmart, Inc. / PetSmart Finance Corporation(c)		7.7500	02/15/29	267,218
					1,337,296
	SEMICONDUCTORS — 0.5%
465,000	Broadcom, Inc.		5.1500	11/15/31	469,071
200,000	Broadcom, Inc.		4.8000	10/15/34	193,545
325,000	Foundry JV Holdco, LLC(c)		6.4000	01/25/38	333,986
					996,602

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9% (Continued)
	SOFTWARE — 0.3%
105,000	Helios Software Holdings, Inc. / ION Corporate(c)		8.7500	05/01/29	$106,702
115,000	Oracle Corporation		6.2500	11/09/32	123,425
160,000	Oracle Corporation		6.9000	11/09/52	184,331
188,000	Oracle Corporation		5.5500	02/06/53	184,113
75,000	Oracle Corporation		3.8500	04/01/60	53,341
					651,912
	SPECIALTY FINANCE — 1.1%
235,000	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	206,814
205,000	AerCap Ireland Capital DAC / AerCap Global		4.9500	09/10/34	197,376
150,000	AerCap Ireland Capital DAC / AerCap Global(d)	H15T5Y + 2.720%	6.9500	03/10/55	154,680
615,000	American Express Company(d)	SOFRRATE + 1.930%	5.6250	07/28/34	625,724
235,000	Aviation Capital Group, LLC(c)		3.5000	11/01/27	223,899
210,000	Avolon Holdings Funding Ltd.(c)		4.3750	05/01/26	206,849
217,000	Capital One Financial Corporation(f),(g)		2.3590	07/29/32	175,300
225,000	GGAM Finance Ltd.(c)		6.8750	04/15/29	230,104
150,000	Synchrony Financial		4.8750	06/13/25	149,573
67,000	Synchrony Financial		3.7000	08/04/26	65,392
					2,235,711
	TECHNOLOGY HARDWARE — 0.1%
175,000	ViaSat, Inc.(c)		5.6250	09/15/25	172,868

	TECHNOLOGY SERVICES — 1.2%
165,000	Block, Inc.(c)		6.5000	05/15/32	168,149
400,000	Booz Allen Hamilton, Inc.(c)		4.0000	07/01/29	382,322
570,000	CoStar Group, Inc.(c)		2.8000	07/15/30	497,843
630,000	Gartner, Inc.(c),(g)		3.7500	10/01/30	580,142
320,000	Leidos, Inc.		2.3000	02/15/31	272,973
556,000	MSCI, Inc.(c)		3.6250	09/01/30	509,947
					2,411,376
	TELECOMMUNICATIONS — 0.3%
160,000	Level 3 Financing, Inc.(c)		4.2500	07/01/28	133,800
270,000	Level 3 Financing, Inc.(c),(g)		3.6250	01/15/29	203,804
205,000	Sprint Capital Corporation		8.7500	03/15/32	248,128

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9% (Continued)
	TELECOMMUNICATIONS — 0.3% (Continued)
25,000	Sprint Spectrum Company, LLC / Sprint Spectrum(c)		4.7380	03/20/25	$24,951
					610,683
	TOBACCO & CANNABIS — 0.6%
295,000	BAT Capital Corporation		7.7500	10/19/32	339,064
465,000	Imperial Brands Finance plc(c)		5.8750	07/01/34	470,514
510,000	Philip Morris International, Inc.		4.9000	11/01/34	498,281
					1,307,859
	TRANSPORTATION & LOGISTICS — 0.8%
350,774	Alaska Airlines Class A Pass Through Trust Series 2021-1(c)		4.8000	08/15/27	347,970
335,000	BNSF Funding Trust I(f)		6.6130	12/15/55	340,966
316,362	British Airways Class A Pass Through Trust Series 2021-1(c)		2.9000	03/15/35	280,600
325,689	Delta Air Lines Class AA Pass Through Trust Series 2015-1		3.6250	07/30/27	315,078
90,000	DP World plc(c)		6.8500	07/02/37	99,486
287,431	United Airlines Class A Pass Through Trust Series 2023-1		5.8000	07/15/36	296,657
55,000	United Airlines Class AA Pass Through Trust Series 2024-1		5.4500	02/15/37	56,010
					1,736,767
	TOTAL CORPORATE BONDS (Cost $64,854,465)				65,367,636

	NON U.S. GOVERNMENT & AGENCIES — 2.4%
	SOVEREIGN — 2.4%
65,000	Abu Dhabi Government International Bond(c)		5.0000	04/30/34	66,277
80,000	Abu Dhabi Government International Bond(c)		3.8750	04/16/50	64,055
335,000	Brazilian Government International Bond		6.0000	10/20/33	332,982
55,000	Brazilian Government International Bond		7.1250	05/13/54	55,010
178,000	Colombia Government International Bond		8.0000	11/14/35	180,460
55,000	Costa Rica Government International Bond(c)		6.5500	04/03/34	57,246
30,000	Costa Rica Government International Bond(c)		7.3000	11/13/54	31,868
358,000	Dominican Republic International Bond(c)		4.8750	09/23/32	328,165
290,000	Finance Department Government of Sharjah(c)		4.0000	07/28/50	197,210
115,000	Guatemala Government Bond(c)		6.6000	06/13/36	117,228
80,000	Hungary Government International Bond(c)		6.2500	09/22/32	83,265
45,000	Indonesia Government International Bond		4.7500	09/10/34	44,059

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 2.4% (Continued)
	SOVEREIGN — 2.4% (Continued)
100,000	Ivory Coast Government International Bond(c)		8.2500	01/30/37	$99,769
80,000	Mexico Government International Bond		6.3500	02/09/35	80,487
175,000	Mexico Government International Bond		6.0000	05/07/36	170,337
70,000	Mexico Government International Bond		6.4000	05/07/54	65,771
95,000	Morocco Government International Bond(c)		3.0000	12/15/32	78,580
150,000	Oman Government International Bond(c)		7.3750	10/28/32	167,836
50,000	Oman Government International Bond(c)		6.7500	01/17/48	51,817
445,000	Panama Government International Bond		8.0000	03/01/38	470,054
75,000	Paraguay Government International Bond(c)		6.0000	02/09/36	76,905
125,000	Philippine Government International Bond		4.7500	03/05/35	122,490
195,000	Qatar Government International Bond(c)		3.7500	04/16/30	188,354
235,000	Republic of Poland Government International Bond		4.8750	10/04/33	231,615
115,000	Republic of South Africa Government International		5.8750	06/22/30	112,671
30,000	Republic of South Africa Government International		5.6500	09/27/47	23,589
40,000	Republic of Uzbekistan International Bond(c)		6.9000	02/28/32	39,442
395,000	Romanian Government International Bond(c)		5.8750	01/30/29	397,868
215,000	Saudi Government International Bond(c)		4.8750	07/18/33	213,150
95,000	Saudi Government International Bond(c)		4.5000	10/26/46	80,113
66,000	Serbia International Bond(c)		6.5000	09/26/33	69,078
215,000	Turkiye Government International Bond		9.1250	07/13/30	240,424
230,000	Turkiye Government International Bond		7.6250	05/15/34	237,452
70,000	Turkiye Government International Bond		6.6250	02/17/45	61,323
					4,836,950
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $4,901,300)				4,836,950

			Coupon Rate
		Spread	(%)	Maturity
	TERM LOANS — 6.4%
	AEROSPACE & DEFENSE — 0.3%
191,127	Dynasty Acquisition Company, Inc.(d)	TSFR1M + 2.250%	7.0090	10/27/31	191,486
72,699	Dynasty Acquisition Company, Inc.(d)	TSFR1M + 2.250%	7.0090	10/27/31	72,835
193,659	TransDigm, Inc.(d)	TSFR3M + 2.500%	7.1040	02/28/31	194,060
95,000	TransDigm, Inc.(d)	TSFR3M + 2.500%	7.3200	01/05/32	95,148
					553,529

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.4% (Continued)
	ASSET MANAGEMENT — 0.1%
176,864	Wec US Holdings Ltd.(d)	TSFR1M + 2.750%	7.5950	01/20/31	$177,192

	AUTOMOTIVE — 0.1%
119,463	Clarios Global, L.P.(d)	TSFR1M + 2.500%	7.3450	05/06/30	119,847
115,000	PAI Holdco, Inc.(d)	TSFR3M + 4.012%	9.2640	10/28/27	106,375
					226,222
	BEVERAGES — 0.1%
158,921	Triton Water Holdings, Inc.(d)	TSFR1M + 3.500%	8.1150	03/29/28	159,228

	BIOTECH & PHARMA — 0.0%(a)
81,113	Perrigo Investments, LLC(d)	TSFR1M + 2.500%	7.1950	04/07/29	81,417

	CABLE & SATELLITE — 0.6%
313,751	Cogeco Communications USA II, L.P.(d)	TSFR1M + 3.250%	8.0950	09/18/30	310,482
243,144	CSC Holdings, LLC(d)	TSFR1M + 4.500%	9.5970	01/18/28	237,891
251,332	Directv Financing, LLC(d)	TSFR1M + 5.365%	10.2100	08/02/29	244,970
315,000	Virgin Media Bristol, LLC(d)	TSFR1M + 2.500%	7.7110	01/04/28	306,397
					1,099,740
	CHEMICALS — 0.3%
223,534	INEOS US Finance, LLC(d)	TSFR1M + 3.250%	8.0950	02/19/30	224,023
217,852	Innophos Holdings, Inc.(d)	TSFR1M + 3.250%	8.7100	02/04/27	218,611
113,555	LSF11 A5 HoldCo, LLC(d)	TSFR1M + 3.615%	8.4600	10/16/28	114,135
99,700	Lummus Technology Holdings V, LLC(d)	TSFR1M + 3.615%	8.4600	12/31/29	99,941
					656,710
	COMMERCIAL SUPPORT SERVICES — 0.2%
166,978	Brightview Landscapes, LLC(d)	TSFR3M + 2.500%	10.0000	04/20/29	167,256
102,237	CHG Healthcare Services, Inc.(d)	TSFR1M + 3.500%	8.4600	09/30/28	102,567
169,575	Prime Security Services Borrower, LLC(d)	TSFR1M + 2.250%	7.1070	10/15/30	169,792
					439,615
	CONSUMER SERVICES — 0.1%
210,000	University Support Services, LLC(b),(d)	TSFR1M + 2.750%	7.6700	02/12/29	209,804

	CONTAINERS & PACKAGING — 0.1%
278,895	TricorBraun Holdings, Inc.(d)	TSFR1M + 3.365%	8.2100	01/29/28	276,848

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.4% (Continued)
	ELECTRIC UTILITIES — 0.2%
310,000	Calpine Corporation(d)	TSFR1M + 2.000%	7.3380	01/31/31	$309,471
55,000	Kestrel Acquisition, LLC(d)	TSFR1M + 3.500%	8.2590	10/29/31	55,000
					364,471
	ELECTRICAL EQUIPMENT — 0.1%
194,513	Gates Corporation(d)	TSFR1M + 2.250%	7.0950	06/04/31	195,189

	ENGINEERING & CONSTRUCTION — 0.1%
25,000	Construction Partners, Inc.(d)	TSFR1M + 2.500%	7.2590	10/29/31	25,063
105,000	Cornerstone Generation, LLC(d)	TSFR1M + 3.250%	8.0540	10/28/31	105,131
					130,194
	ENTERTAINMENT CONTENT — 0.1%
229,425	Univision Communications, Inc.(d)	TSFR1M + 3.500%	8.4600	01/31/29	227,131

	FOOD — 0.2%
54,588	Chobani, LLC(d)	TSFR1M + 3.750%	8.5950	10/25/27	54,923
52,527	Del Monte Foods Corporation II, Inc.(d)	TSFR3M + 4.400%	9.2660	08/02/28	29,967
119,567	Del Monte Foods Corporation II, Inc.(d)	TSFR3M + 3.400%	10.1880	08/02/28	22,419
60,955	Del Monte Foods Corporation II, Inc.(d)	TSFR3M + 8.150%	13.1660	08/02/28	58,812
335,000	Froneri US, Inc.(d)	TSFR1M + 2.000%	7.2010	09/18/31	333,879
					500,000
	HEALTH CARE FACILITIES & SERVICES — 0.1%
148,876	Phoenix Guarantor, Inc.(d)	TSFR1M + 3.365%	8.0950	02/13/31	149,075
44,888	Radnet Management, Inc.(d)	TSFR1M + 2.500%	7.7790	04/10/31	45,023
					194,098
	HOUSEHOLD PRODUCTS — 0.1%
175,000	Kronos Acquisition Holdings, Inc.(d)	TSFR3M + 4.000%	8.5840	06/27/31	164,938

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
159,274	Citadel Securities, L.P.(d)	TSFR1M + 2.250%	7.0950	07/29/30	159,448
415,000	Citadel Securities, L.P.(b),(d)	TSFR1M + 2.000%	6.7590	10/24/31	415,454
					574,902

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.4% (Continued)
	INSURANCE — 0.2%
194,775	Acrisure, LLC(d)	TSFR3M + 3.250%	8.2110	11/06/30	$194,715
150,000	Truist Insurance Holdings, LLC(d)	TSFR1M + 3.250%	7.8540	03/24/31	150,376
					345,091
	INTERNET MEDIA & SERVICES — 0.2%
310,000	Go Daddy Operating Company, LLC(d)	TSFR1M + 1.750%	6.9970	08/21/31	309,371

	LEISURE FACILITIES & SERVICES — 0.5%
56,700	Caesars Entertainment, Inc.(d)	TSFR3M + 2.750%	7.5950	02/06/30	56,830
205,000	Delta 2 Lux Sarl(d)	TSFR1M + 2.000%	7.2010	09/10/31	205,230
193,538	Flutter Financing BV(d)	TSFR1M + 2.250%	6.6040	11/18/30	193,731
215,000	Life Time, Inc.(d)	TSFR1M + 2.500%	7.3040	10/22/31	215,045
263,058	Scientific Games Holdings, L.P.(d)	TSFR3M + 3.000%	7.5900	04/04/29	262,288
162,832	UFC Holdings, LLC(d)	TSFR1M + 2.750%	8.2910	04/29/26	163,172
					1,096,296
	MACHINERY — 0.2%
150,000	John Bean Technologies Corporation(d)	TSFR1M + 2.250%	7.1070	10/09/31	150,375
185,000	Terex Corporation(d)	TSFR1M + 2.000%	6.9200	10/01/31	185,259
118,437	Titan Acquisition Ltd.(d)	TSFR1M + 5.000%	10.3260	02/01/29	118,719
					454,353
	MEDICAL EQUIPMENT & DEVICES — 0.2%
135,000	Medline Borrower, L.P.(d)	TSFR1M + 2.250%	7.0950	10/23/28	135,138
192,406	Medline Borrower, L.P.(d)	TSFR1M + 2.750%	7.5950	10/23/28	192,801
					327,939
	METALS & MINING — 0.0%(a)
49,539	Arsenal AIC Parent, LLC(d)	TSFR1M + 3.250%	8.0950	08/19/30	49,725

	OIL & GAS PRODUCERS — 0.3%
190,000	EPIC Crude Services, L.P.(d)	TSFR3M + 3.000%	7.8460	10/09/31	190,170
262,221	Freeport LNG Investments LLLP(d)	TSFR3M + 3.500%	9.0440	11/17/28	261,135
39,407	GIP Pilot Acquisition Partners, L.P.(d)	TSFR1M + 2.500%	7.0900	10/04/30	39,423
96,625	Oryx Midstream Services Permian Basin, LLC(d)	TSFR1M + 3.615%	8.2250	10/05/28	96,792
74,813	WhiteWater DBR HoldCo, LLC(d)	TSFR1M + 2.750%	7.3540	02/18/31	75,035
					662,555

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.4% (Continued)
	PUBLISHING & BROADCASTING — 0.0%(a)
93,530	Century DE Buyer, LLC(d)	TSFR3M + 4.000%	9.2550	09/27/30	$93,871

	REAL ESTATE INVESTMENT TRUSTS — 0.1%
173,363	Iron Mountain, Inc.(d)	TSFR1M + 2.100%	6.8450	01/31/31	172,605

	RETAIL - DISCRETIONARY — 0.5%
280,000	Belron Finance 2019, LLC(d)	TSFR1M + 2.750%	7.6700	10/02/31	281,399
235,000	Burlington Coat Factory Warehouse Corporation(d)	TSFR1M + 1.750%	6.5950	09/19/31	235,148
215,000	Harbor Freight Tools USA, Inc.(d)	TSFR1M + 2.500%	7.3450	06/05/31	210,056
84,575	Peer Holding III BV(d)	TSFR1M + 3.250%	7.8540	10/19/30	84,919
151,861	PetSmart, Inc.(d)	TSFR1M + 3.750%	8.6950	01/29/28	151,196
					962,718
	SEMICONDUCTORS — 0.0%(a)
50,000	Icon Parent, Inc.(d)	TSFR1M + 3.000%	8.2010	09/12/31	49,711

	SOFTWARE — 0.5%
184,704	Applied Systems, Inc.(d)	TSFR3M + 3.000%	7.6040	02/24/31	185,339
110,000	Boxer Parent Company, Inc.(d)	TSFR3M + 3.750%	9.0050	07/03/31	109,839
184,073	Central Parent, Inc.(d)	TSFR3M + 3.250%	7.8540	07/06/29	182,954
69,605	Ellucian Holdings, Inc.(d)	TSFR1M + 3.600%	8.4450	10/26/29	69,977
215,000	Thunder Generation Funding, LLC(d)	TSFR3M + 3.000%	7.6100	09/29/31	215,511
190,652	UKG, Inc.(d)	TSFR3M + 3.000%	7.7180	02/10/31	191,084
					954,704
	TECHNOLOGY SERVICES — 0.4%
260,000	Amazon Holdco, Inc.(d)	TSFR1M + 2.250%	7.1050	07/30/31	260,293
177,839	NAB Holdings, LLC(d)	TSFR3M + 2.750%	7.3540	11/24/28	177,998
194,292	Neptune Bidco US, Inc.(d)	TSFR3M + 5.100%	10.4040	04/11/29	180,044
141,969	Peraton Corporation(d)	TSFR1M + 3.750%	8.6950	02/24/28	137,792
					756,127
	TELECOMMUNICATIONS — 0.2%
275,967	Cincinnati Bell, Inc.(d)	SOFRRATE + 3.250%	8.1950	11/17/28	276,278
233,047	Eagle Broadband Investments, LLC(d)	TSFR3M + 3.115%	7.8650	11/12/27	232,838
					509,116

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.4% (Continued)
	TRANSPORTATION & LOGISTICS — 0.0%(a)
25,757	SkyMiles IP Ltd.(d)	TSFR1M + 3.750%	9.0320	09/16/27	$26,280
	TOTAL TERM LOANS (Cost $13,098,743)				13,001,690

	U.S. GOVERNMENT & AGENCIES — 27.0%
	AGENCY FIXED RATE — 9.2%
6,137	Fannie Mae Pool 735061		6.0000	11/01/34	6,339
8,775	Fannie Mae Pool 866009		6.0000	03/01/36	9,115
55,688	Fannie Mae Pool 938574		5.5000	09/01/36	56,315
22,893	Fannie Mae Pool 310041		6.5000	05/01/37	24,389
9,869	Fannie Mae Pool 962752		5.0000	04/01/38	9,900
13,294	Fannie Mae Pool 909175		5.5000	04/01/38	13,481
34,653	Fannie Mae Pool 909220		6.0000	08/01/38	35,811
41,293	Fannie Mae Pool AS7026		4.0000	04/01/46	38,889
69,940	Fannie Mae Pool BJ9260		4.0000	04/01/48	65,556
1,273,609	Fannie Mae Pool FS8360		3.5000	09/01/52	1,141,060
643,453	Fannie Mae Pool MA4805		4.5000	11/01/52	612,334
818,284	Fannie Mae Pool FS4438		5.0000	11/01/52	796,610
2,275,246	Fannie Mae Pool FS7751		4.0000	03/01/53	2,106,175
606,422	Fannie Mae Pool MA4980		6.0000	04/01/53	610,574
548,628	Fannie Mae Pool MA5072		5.5000	06/01/53	543,717
949,744	Fannie Mae Pool CB6857		4.5000	08/01/53	903,683
561,463	Fannie Mae Pool FS6679		6.0000	12/01/53	565,306
1,796,700	Fannie Mae Pool MA5385		4.0000	06/01/54	1,662,900
56,939	Freddie Mac Gold Pool G01980		5.0000	12/01/35	56,952
8,806	Freddie Mac Gold Pool G05888		5.5000	10/01/39	8,888
292,726	Freddie Mac Pool SB8269		6.0000	10/01/38	298,399
2,128,853	Freddie Mac Pool SD2026		5.0000	11/01/52	2,072,147
583,015	Freddie Mac Pool SD3238		5.5000	12/01/52	578,492
2,116,652	Freddie Mac Pool SD8309		6.0000	03/01/53	2,131,141
1,221,691	Freddie Mac Pool SD5594		5.5000	07/01/53	1,212,182
974,372	Freddie Mac Pool SD8343		6.0000	07/01/53	981,043

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 27.0% (Continued)
	AGENCY FIXED RATE — 9.2% (Continued)
595,769	Freddie Mac Pool SD8350	6.0000	08/01/53	$600,214
1,929,282	Freddie Mac Pool SD5856	3.5000	01/01/54	1,728,494
				18,870,106
	U.S. TREASURY BONDS — 2.1%
2,405,000	United States Treasury Bond	1.2500	05/15/50	1,210,485
5,850,000	United States Treasury Bond	1.3750	08/15/50	3,031,032
				4,241,517
	U.S. TREASURY NOTES — 15.7%
1,830,000	United States Treasury Note	4.3750	08/15/26	1,836,040
370,000	United States Treasury Note	4.0000	01/31/29	367,608
1,845,000	United States Treasury Note	4.2500	06/30/29	1,851,811
2,225,000	United States Treasury Note	4.0000	07/31/29	2,210,051
485,000	United States Treasury Note	0.8750	11/15/30	400,390
1,945,000	United States Treasury Note	4.0000	02/15/34	1,903,517
1,875,000	United States Treasury Note	3.8750	08/15/34	1,814,209
2,045,000	United States Treasury Note	1.8750	02/15/51	1,206,630
1,135,000	United States Treasury Note	1.8750	11/15/51	665,216
4,100,000	United States Treasury Note	4.0000	11/15/52	3,771,600
3,405,000	United States Treasury Note	3.6250	02/15/53	2,925,573
2,610,000	United States Treasury Note	3.6250	05/15/53	2,244,396
4,875,000	United States Treasury Note	4.2500	02/15/54	4,692,188
5,770,000	United States Treasury Note	4.6250	05/15/54	5,911,544
365,000	United States Treasury Note	4.2500	08/15/54	351,598
				32,152,371
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $58,943,024)			55,263,994

Shares
SHORT-TERM INVESTMENTS — 7.9%
COLLATERAL FOR SECURITIES LOANED - 3.4%
6,919,352	Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(i),(j)	6,919,352

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.9% (Continued)
	MONEY MARKET FUNDS - 4.5%
9,300,066	Fidelity Government Portfolio, Institutional Class, 4.74%(j)	$9,300,066

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,219,418)	16,219,418

	TOTAL INVESTMENTS - 104.7% (Cost $217,915,889)	$214,155,903
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7)%	(9,589,379)
	NET ASSETS - 100.0%	$204,566,524

ABS	- Asset Backed Securities

CLO	- Collateralized Loan Obligation

CMBS	- Commercial Mortgage-Backed Securities

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

SA	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRINDX	Secured Overnight Financing Rate Compounded

SOFRRATE	United States Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 month

TSFR3M	Secured Overnight Financing Rate 3 month

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is $85,041,225 or 41.6% of net assets.

(d)	Variable rate security; the rate shown represents the rate on October 31, 2024.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at October 31, 2024.

(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(g)	All or a portion of these securities are on loan. Total loaned securities had a value of $6,754,121 at October 31, 2024.

(h)	Represents issuer in default on interest payments; non-income producing security.

(i)	Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $6,919,352 at October 31, 2024.

(j)	Rate disclosed is the seven day effective yield as of October 31, 2024.

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 9.5%
	CLO — 9.5%
1,500,000	Apidos CLO XX Series 2015-20A DR(a),(b)	US0003M + 5.700%	10.6090	07/16/31	$1,504,571
1,540,000	Atrium IX Series 9A ER(a),(b)	US0003M + 6.450%	11.7730	05/28/30	1,546,373
2,000,000	Bristol Park CLO LTD Series 1A ER(a),(b)	TSFR3M + 7.262%	11.9180	04/15/29	1,999,194
1,000,000	Neuberger Berman CLO XXII Ltd. Series 22A D2R2(a),(b)	TSFR3M + 4.750%	9.3970	04/15/38	1,010,112
4,000,000	Rockford Tower CLO 2020-1 Ltd. Series 1A D1R(a),(b)	TSFR3M + 4.600%	9.2170	01/20/36	4,017,459
1,875,000	Silver Point Clo 5 Ltd. Series 5A D2(a),(b)	TSFR3M + 4.350%	9.0840	10/20/37	1,882,959
1,750,000	THL Credit Wind River 2019-3 Clo Ltd. Series 2019-3A E2R(a),(b)	US0003M + 6.750%	11.6680	04/15/31	1,594,896
					13,555,564
	TOTAL ASSET BACKED SECURITIES (Cost $13,575,655)				13,555,564

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 9.8%
	CABLE & SATELLITE — 0.9%
330,000	Altice Financing S.A.(a)		5.7500	08/15/29	270,305
401,000	Cable One, Inc.(a),(c)		4.0000	11/15/30	316,398
500,000	CSC Holdings, LLC(a)		5.7500	01/15/30	262,859
350,000	Sirius XM Radio, Inc.(a),(c)		4.1250	07/01/30	313,652
					1,163,214
	COMMERCIAL SUPPORT SERVICES — 0.3%
450,000	Deluxe Corporation(a)		8.0000	06/01/29	424,750

	ENTERTAINMENT CONTENT — 0.2%
375,000	ViacomCBS, Inc.(d)	US0003M +2.500%	6.2500	02/28/57	336,284

	FOOD — 0.2%
509,000	HLF Financing Sarl, LLC / Herbalife International(a)		4.8750	06/01/29	354,873

	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
350,000	Glatfelter Corporation(a)		4.7500	11/15/29	314,155

	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
325,000	VFH Parent, LLC / Valor Co-Issuer, Inc.(a),(c)		7.5000	06/15/31	333,973

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 9.8% (Continued)
	LEISURE FACILITIES & SERVICES — 0.5%
375,000	Fertitta Entertainment, LLC / Fertitta(a),(c)	6.7500	01/15/30	$341,278
182,000	Hilton Grand Vacations Borrower Escrow, LLC (a)	4.8750	07/01/31	162,770
300,000	Studio City Finance Ltd.(a)	5.0000	01/15/29	271,245
				775,293
	METALS & MINING — 0.2%
168,000	Mineral Resources Ltd.(a),(c)	9.2500	10/01/28	177,293
36,000	Mineral Resources Ltd.(a),(c)	8.5000	05/01/30	37,047
				214,340
	OIL & GAS PRODUCERS — 1.3%
505,000	Comstock Resources, Inc.(a)	5.8750	01/15/30	461,463
305,000	Crescent Energy Finance, LLC(a)	7.3750	01/15/33	296,050
350,000	Delek Logistics Partners, L.P. / Delek Logistics(a)	8.6250	03/15/29	359,378
494,000	ITT Holdings, LLC(a)	6.5000	08/01/29	456,885
325,000	Vital Energy, Inc.(a),(c)	7.8750	04/15/32	312,455
				1,886,231
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
450,000	Nabors Industries Ltd.(a),(c)	7.5000	01/15/28	428,430

	REAL ESTATE INVESTMENT TRUSTS — 0.3%
400,000	Service Properties Trust(c)	8.8750	06/15/32	372,811

	REAL ESTATE OWNERS & DEVELOPERS — 0.3%
458,000	Kennedy-Wilson, Inc.	4.7500	03/01/29	420,348

	RETAIL - DISCRETIONARY — 0.7%
325,000	Hertz Corporation (The)(a),(c)	4.6250	12/01/26	245,855
394,000	Kohl’s Corporation(c)	4.6250	05/01/31	326,991
325,000	Park River Holdings, Inc.(a),(c)	6.7500	08/01/29	290,409
				863,255
	SOFTWARE — 0.4%
210,000	Cloud Software Group, Inc.(a),(c)	8.2500	06/30/32	216,318
380,000	Helios Software Holdings, Inc. / ION Corporate(a)	4.6250	05/01/28	348,577
				564,895

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 9.8% (Continued)
	SPECIALTY FINANCE — 1.6%
505,000	Apollo Commercial Real Estate Finance, Inc.(a)		4.6250	06/15/29	$438,381
387,000	Bread Financial Holdings, Inc.(a)		9.7500	03/15/29	409,138
236,000	Burford Capital Global Finance, LLC(a)		6.8750	04/15/30	237,276
200,000	Burford Capital Global Finance, LLC(a)		9.2500	07/01/31	214,452
500,000	Cobra AcquisitionCo, LLC(a),(c)		6.3750	11/01/29	413,265
325,000	Enova International, Inc.(a)		9.1250	08/01/29	333,945
300,000	LFS Topco, LLC(a),(c)		5.8750	10/15/26	283,432
					2,329,889
	STEEL — 0.3%
485,000	Cleveland-Cliffs, Inc.(a)		7.3750	05/01/33	488,884

	TECHNOLOGY HARDWARE — 0.2%
520,000	Viasat, Inc.(a),(c)		7.5000	05/30/31	342,342

	TECHNOLOGY SERVICES — 0.6%
375,000	Acuris Finance US, Inc. / Acuris Finance S.A.RL(a)		5.0000	05/01/28	338,871
475,000	ION Trading Technologies Sarl(a)		5.7500	05/15/28	432,996
45,000	Mobius Merger Sub, Inc.(a)		9.0000	06/01/30	43,221
					815,088
	TELECOMMUNICATIONS — 0.7%
500,000	Altice France S.A.(a)		5.5000	10/15/29	374,942
300,000	Iliad Holding S.A.SU(a)		8.5000	04/15/31	320,804
350,000	Sable International Finance Ltd.(a),(c)		7.1250	10/15/32	352,077
					1,047,823
	WHOLESALE - CONSUMER STAPLES — 0.4%
571,000	C&S Group Enterprises, LLC(a)		5.0000	12/15/28	473,149

	TOTAL CORPORATE BONDS (Cost $14,715,839)				13,950,027

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 75.8%
	ADVERTISING & MARKETING — 0.2%
287,143	Planet US Buyer, LLC(b)	TSFR1M + 3.948%	8.6040	01/31/31	288,327

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 75.8% (Continued)
	AEROSPACE & DEFENSE — 1.0%
472,420	Dynasty Acquisition Company, Inc.(b)	TSFR1M + 3.689%	8.3450	08/24/28	$473,006
724,530	Spirit AeroSystems, Inc.(b)	TSFR1M + 4.846%	9.5020	11/23/27	729,240
182,160	Standard Aero Ltd.(b)	TSFR1M + 3.689%	8.3450	08/24/28	182,386
					1,384,632
	APPAREL & TEXTILE PRODUCTS — 0.5%
684,149	Varsity Brands, LLC(b)	TSFR1M + 4.165%	8.8210	07/28/31	682,298

	ASSET MANAGEMENT — 3.0%
178,722	CPI Holdco B, LLC(b)	TSFR1M + 2.398%	7.0540	05/19/31	177,884
457,648	Dragon Buyer, Inc.(b)	TSFR1M + 3.689%	8.3460	09/24/31	455,433
521,511	Focus Financial Partners, LLC(b)	TSFR1M + 3.591%	8.2470	08/10/31	522,630
672,364	Hightower Holding, LLC(b)	TSFR1M + 4.092%	8.7480	04/21/28	674,213
980,682	Nexus Buyer, LLC(b)	TSFR1M + 4.656%	8.8450	07/18/31	979,103
276,592	NGP XI Midstream Holdings, LLC(b)	TSFR1M + 3.948%	8.6040	07/21/31	277,112
1,171,913	Osaic Holdings, Inc.(b)	TSFR1M + 4.189%	8.8450	08/16/28	1,173,313
					4,259,688
	AUTOMOTIVE — 1.5%
642,149	First Brands Group, LLC(b)	US0001M + 5.000%	10.5910	03/24/27	626,198
712,820	First Brands Group, LLC(b)	TSFR1M + 5.935%	10.5910	03/30/27	694,465
894,469	PAI Holdco, Inc.(b)	US0001M + 3.673%	9.2640	10/28/27	827,385
					2,148,048
	BEVERAGES — 0.6%
829,729	Pegasus Bidco BV(b)	TSFR1M + 4.212%	8.8680	07/12/29	833,185

	BIOTECH & PHARMA — 0.6%
893,401	Endo Finance Holdings, Inc.(b)	TSFR1M + 5.127%	9.7830	04/23/31	895,264

	CABLE & SATELLITE — 2.9%
894,693	Altice Financing S.A.(b)	TSFR1M + 5.645%	10.3010	10/31/27	814,171
525,000	Coral-US Co-Borrower, LLC(b)	TSFR1M + 3.555%	8.2110	10/15/29	523,593

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 75.8% (Continued)
	CABLE & SATELLITE — 2.9% (Continued)
1,173,929	CSC Holdings, LLC(b)	TSFR1M + 4.940%	9.5970	07/17/25	$1,148,566
650,000	UPC Financing Partnership(b)	US0001M + 3.000%	8.1360	01/31/29	649,685
955,000	Virgin Media Bristol, LLC(b)	US0001M + 3.250%	8.4610	01/10/29	932,386
					4,068,401
	CHEMICALS — 1.6%
646,750	AIP RD Buyer Corporation(b)	TSFR1M + 4.689%	9.3450	12/26/28	649,311
965,752	Groupe Solmax, Inc.(b)	US0001M + 4.750%	9.7100	07/23/28	897,923
212,904	Olympus Water US Holding Corporation(b)	TSFR1M + 3.448%	8.1040	06/06/31	213,583
566,140	Windsor Holdings III, LLC(b)	TSFR1M + 3.805%	8.4610	08/01/30	569,749
					2,330,566
	COMMERCIAL SUPPORT SERVICES — 5.1%
895,396	Allied Universal Holdco, LLC(b)	US0001M + 3.750%	8.6950	05/05/28	894,635
1,015,570	Creative Artists Agency, LLC(b)	TSFR1M + 2.938%	7.5940	09/12/31	1,017,078
446,053	Fleet US Bidco, Inc.(b)	TSFR1M + 2.922%	7.5780	02/10/31	447,726
1,115,769	Garda World Security Corporation(b)	TSFR1M + 3.940%	8.5970	02/01/29	1,115,770
608,547	Groundworks, LLC(b)	TSFR1M + 3.940%	8.5960	03/06/31	607,849
674,752	PG Investment Company 59 Sarl(b)	TSFR1M + 3.448%	8.1040	02/24/31	676,860
371,503	Ryan, LLC(b)	TSFR1M + 3.689%	8.3450	11/09/30	371,156
35,472	Ryan, LLC(b)	TSFR1M + 5.169%	9.8250	11/09/30	35,439
482,109	Ryan, LLC(b)	TSFR1M + 3.689%	8.3450	11/14/30	481,658
564,887	Tidal Waste & Recycling Holdings, LLC(b)	TSFR1M + 3.764%	8.4200	10/06/31	565,946
1,102,237	WestJet Loyalty, L.P.(b)	TSFR1M + 3.698%	8.3540	02/01/31	1,103,532
					7,317,649
	CONSTRUCTION MATERIALS — 0.9%
853,395	Foley Products Company, LLC(b)	SOFRRATE + 4.750%	9.5040	02/10/29	860,166
471,267	Quikrete Holdings, Inc.(b)	TSFR1M + 2.439%	7.0950	03/26/29	471,833
					1,331,999
	CONSUMER SERVICES — 1.3%
722,171	KUEHG Corporation(b)	TSFR1M + 4.448%	9.1040	06/12/30	724,788
591,366	Prometric Holdings, Inc.(b)	TSFR1M + 5.054%	9.7100	01/31/28	595,654
482,214	Spring Education Group, Inc.(b)	TSFR1M + 3.948%	8.6040	09/29/30	486,062
					1,806,504

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 75.8% (Continued)
	CONTAINERS & PACKAGING — 2.7%
474,474	Berlin Packaging, LLC(b)	TSFR1M + 3.698%	8.3540	05/12/31	$476,000
968,056	Clydesdale Acquisition Holdings, Inc.(b)	TSFR1M + 4.250%	8.0200	03/30/29	966,787
905,390	LABL, Inc.(b)	US0001M + 5.000%	9.9450	10/22/28	887,513
759,267	SupplyOne, Inc.(b)	TSFR1M + 4.439%	9.0950	03/27/31	761,233
579,082	Trident TPI Holdings, Inc.(b)	TSFR1M + 3.948%	8.6040	09/18/28	581,320
					3,672,853
	E-COMMERCE DISCRETIONARY — 0.4%
531,362	CNT Holdings I Corporation(b)	TSFR1M + 4.096%	8.7520	10/16/27	533,222

	ELECTRIC UTILITIES — 1.0%
297,278	Alpha Generation, LLC(b)	TSFR1M + 2.939%	7.5950	09/30/31	297,596
1,100,000	Showtime Acquisition, LLC(b)	TSFR1M + 5.372%	10.0280	08/13/31	1,101,375
635,000	Texas Competitive Electric Holdings Company, LLC /(e), (I)		—	11/22/49	—
					1,398,971
	ELECTRICAL EQUIPMENT — 1.9%
658,284	Icebox Holdco III, Inc.(b)	US0001M + 3.750%	8.6150	12/22/28	661,345
179,825	Icebox Holdco III, Inc.(b)	US0001M + 6.750%	11.6150	12/15/29	181,923
887,588	Lsf12 Crown US Commercial Bidco, LLC(b)	TSFR1M + 4.439%	9.0950	10/11/31	888,698
314,861	TK Elevator US Newco, Inc.(b)	TSFR1M + 3.932%	8.5880	04/11/30	316,052
615,000	Vantage Elevator Solutions(b)	US0001M + 1.340%	4.2500	11/10/28	592,516
					2,640,534
	ENGINEERING & CONSTRUCTION — 0.6%
177,261	Construction Partners, Inc.(b)	TSFR1M + 2.603%	7.2590	10/29/31	177,704
648,329	Osmose Utilities Services, Inc.(b)	US0001M + 3.250%	8.2100	06/17/28	646,420
					824,124
	ENTERTAINMENT CONTENT — 1.4%
900,767	NEP Group, Inc.(b)	TSFR1M + 3.459%	8.1150	08/19/26	873,519
1,100,649	Univision Communications, Inc.(b)	TSFR1M + 4.198%	8.8540	06/10/29	1,095,421
					1,968,940
	FOOD — 1.2%
900,355	HLF Financing Sarl, LLC(b)	TSFR1M + 6.939%	11.5950	04/05/29	863,008
804,617	Upfield USA Corporation(b)	TSFR1M + 5.109%	9.7650	01/03/28	804,742
					1,667,750

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 75.8% (Continued)
	GAS & WATER UTILITIES — 0.1%
119,164	NGL Energy Operating, LLC(b)	TSFR1M + 3.939%	8.5950	01/27/31	$118,841

	HEALTH CARE FACILITIES & SERVICES — 3.8%
866,302	Bella Holding Company, LLC(b)	US0001M + 3.750%	8.6950	04/01/28	868,671
386,106	Charlotte Buyer, Inc.(b)	TSFR1M + 4.917%	9.5730	02/11/28	389,822
865,201	Corgi BidCo, Inc.(b)	TSFR1M + 5.679%	10.3350	09/20/29	822,685
466,286	Hanger, Inc.(b)	TSFR1M + 3.695%	8.3510	10/16/31	467,258
498,750	LifePoint Health, Inc.(b)	TSFR1M + 4.917%	9.5730	11/16/28	499,718
1,166,066	Milano Acquisition Corporation(b)	US0001M + 4.000%	8.7040	08/17/27	1,123,505
342,235	Outcomes Group Holdings, Inc.(b)	TSFR1M + 4.439%	9.0950	04/02/31	343,547
944,723	Phoenix Newco, Inc.(b)	TSFR1M + 3.189%	7.8450	11/15/28	945,300
					5,460,506
	HOME & OFFICE PRODUCTS — 0.6%
797,591	AI Aqua Merger Sub, Inc.(b)	TSFR1M + 3.700%	8.3570	07/31/28	799,916

	INDUSTRIAL INTERMEDIATE PROD — 0.3%
391,879	Crosby US Acquisition Corporation(b)	TSFR1M + 3.699%	8.3550	08/16/29	394,127

	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
595,290	Ascensus Holdings, Inc.(b)	US0001M + 3.804%	8.4600	08/02/28	597,151
238,857	Summit Acquisition, Inc.(b)	TSFR1M + 3.939%	8.5950	10/10/31	239,603
					836,754
	INSURANCE — 4.1%
467,341	Alliant Holdings Intermediate, LLC(b)	TSFR1M + 3.462%	8.1180	09/12/31	465,750
652,016	Asurion, LLC(b)	US0001M + 2.950%	8.2100	07/28/27	647,837
855,000	Asurion, LLC(b)	US0001M + 5.250%	10.2100	01/29/28	826,447
365,000	Asurion, LLC(b)	US0001M + 5.250%	10.2100	01/14/29	349,424
450,090	Asurion, LLC(b)	TSFR1M + 4.380%	9.0360	09/19/30	445,533
867,547	BroadStreet Partners, Inc.(b)	TSFR1M + 3.439%	8.0950	05/12/31	867,881
335,130	Howden Group Holdings Ltd.(b)	TSFR1M + 3.689%	8.3450	04/18/30	336,666
247,065	Hyperion Refinance Sarl(b)	TSFR1M + 3.689%	8.3450	02/03/31	247,986
916,717	Sedgwick Claims Management Services, Inc.(b)	TSFR1M + 3.596%	8.2520	02/17/28	918,055

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 75.8% (Continued)
	INSURANCE — 4.1% (Continued)
305,516	Truist Insurance Holdings, LLC(b)	TSFR1M + 3.198%	7.8540	03/24/31	$306,281
565,000	USI, Inc.(b)	TSFR1M + 2.698%	7.3540	11/23/29	565,494
					5,977,354
	INTERNET MEDIA & SERVICES — 1.2%
593,814	Arches Buyer, Inc.(b)	TSFR1M + 3.539%	8.1950	12/06/27	570,175
1,132,958	Pug, LLC(b)	TSFR1M + 4.939%	9.5950	03/12/30	1,133,898
					1,704,073
	LEISURE FACILITIES & SERVICES — 5.6%
908,700	Aimbridge Acquisition Company, Inc.(b)	US0003M + 3.750%	8.7100	02/01/26	786,784
955,726	BCPE Grill Parent, Inc.(b)	TSFR1M + 5.346%	10.0020	09/21/30	936,210
491,349	Carnival Corporation(b)	TSFR1M + 2.939%	7.5950	10/18/28	493,191
825,758	Dave & Buster’s, Inc.(b)	TSFR1M + 3.219%	7.8750	06/29/29	824,626
446,167	Dave & Buster’s, Inc.(b)	TSFR1M + 3.559%	8.2150	09/29/31	445,387
596,939	Fertitta Entertainment, LLC/NV(b)	TSFR1M + 4.190%	8.8470	01/29/29	597,873
558,000	GBT US III, LLC(b)	TSFR3M + 3.623%	8.2790	07/28/31	558,798
406,532	Hilton Grand Vacations Borrower, LLC(b)	TSFR1M + 2.689%	7.3450	08/02/28	405,769
593,782	Ontario Gaming GTA, L.P.(b)	TSFR1M + 4.237%	8.8930	07/20/30	594,628
453,644	Playa Resorts Holding BV(b)	TSFR1M + 2.933%	7.5950	11/22/28	453,413
590,000	Scientific Games Holdings, L.P.(b)	TSFR1M + 2.933%	7.5900	04/04/29	588,274
648,371	Whatabrands, LLC(b)	TSFR1M + 2.939%	7.5950	08/03/28	649,036
731,333	Wok Holdings, Inc.(b)	US0003M + 6.250%	11.6520	03/01/26	724,674
					8,058,663
	MACHINERY — 0.9%
448,608	Alliance Laundry Systems, LLC(b)	TSFR1M + 3.689%	8.3450	08/11/31	450,073
858,286	STS Operating, Inc.(b)	TSFR1M + 4.289%	8.9450	03/17/31	857,213
					1,307,286
	MEDICAL EQUIPMENT & DEVICES — 0.9%
505,649	Medline Borrower, L.P.(b)	TSFR1M + 2.939%	7.5950	10/23/28	506,688
736,272	Sotera Health Holdings, LLC(b)	TSFR1M + 3.439%	8.0950	05/23/31	738,345
					1,245,033
	OIL & GAS PRODUCERS — 2.4%
1,097,399	EG America, LLC(b)	TSFR1M + 6.436%	11.0920	02/07/28	1,100,279
753,222	M6 ETX Holdings II Midco, LLC(b)	TSFR1M + 4.789%	9.4450	08/11/29	754,635

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 75.8% (Continued)
	OIL & GAS PRODUCERS — 2.4% (Continued)
771,219	Medallion Midland Acquisition, L.P.(b)	TSFR1M + 3.657%	8.3140	10/18/28	$772,954
700,000	NGL Energy Operating, LLC(b)	TSFR1M + 3.939%	8.5950	02/03/31	698,103
203,575	WaterBridge NDB Operating, LLC(b)	TSFR1M + 4.947%	9.6030	05/07/29	203,728
					3,529,699
	OIL & GAS SERVICES & EQUIPMENT — 0.5%
648,375	Goodnight Water Solutions Holdings, LLC(b)	TSFR1M + 5.439%	10.0950	06/04/29	649,996
1,140	Paragon Offshore Finance Company(b), (I)	US0003M + 3.750%	—	07/15/22	—
					649,996
	PUBLISHING & BROADCASTING — 0.5%
989,554	Sinclair Television Group, Inc.(b)	TSFR1M + 3.750%	8.6950	04/13/29	779,274

	REAL ESTATE INVESTMENT TRUSTS — 0.8%
1,166,458	Claros Mortgage Trust, Inc.(b)	TSFR1M + 4.789%	9.4450	08/09/26	1,122,715

	REAL ESTATE OWNERS & DEVELOPERS — 0.4%
502,297	Greystar Real Estate Partners, LLC(b)	TSFR1M + 3.014%	7.6700	08/21/30	504,181

	REAL ESTATE SERVICES — 0.4%
591,154	Cushman & Wakefield US Borrower, LLC(b)	TSFR1M + 3.939%	8.5950	01/31/30	592,880

	RETAIL - DISCRETIONARY — 6.3%
496,904	Belron Finance 2019, LLC(b)	TSFR1M + 3.014%	7.6700	10/02/31	499,388
752,000	Champions Financing, Inc.(b)	TSFR3M + 4.847%	9.5030	02/23/29	731,696
523,237	Gulfside Supply, Inc.(b)	TSFR1M + 3.630%	8.2860	05/29/31	523,956
925,000	Harbor Freight Tools USA, Inc.(b)	TSFR1M + 2.689%	7.3450	06/05/31	903,730
1,261,368	Hertz Corporation (The)(b)	US0001M + 3.250%	8.4600	06/14/28	1,126,187
1,034,700	JP Intermediate B, LLC(b)	TSFR1M + 6.358%	11.0140	11/20/27	66,935
1,259,696	LBM Acquisition, LLC(b)	TSFR1M + 4.312%	8.9680	06/06/31	1,243,319
1,004,767	Park River Holdings, Inc.(b)	US0003M + 4.355%	8.1050	01/22/28	986,611
384,417	Peer Holding III BV(b)	TSFR1M + 2.948%	7.6040	06/23/31	385,499
1,033,943	Petco Health & Wellness Company, Inc.(b)	US0001M + 3.250%	8.1150	02/25/28	985,353
650,000	Specialty Building Products Holdings, LLC(b)	US0001M + 3.750%	7.8670	10/05/28	644,829

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 75.8% (Continued)
	RETAIL - DISCRETIONARY — 6.3% (Continued)
159,690	Wand NewCompany 3, Inc.(b)	TSFR1M + 3.198%	7.8540	01/30/31	$159,889
800,000	White Cap Supply Holdings, LLC(b)	TSFR1M + 3.439%	8.0950	10/31/29	799,284
					9,056,676
	SOFTWARE — 7.5%
1,119,243	athenahealth, Inc.(b)	SOFRRATE + 3.500%	8.0950	01/27/29	1,117,492
537,901	Boxer Parent Company, Inc.(b)	TSFR1M + 4.349%	9.0050	07/03/31	537,113
233,642	Boxer Parent Company, Inc.(b)	TSFR1M + 6.349%	11.0050	07/06/32	230,479
394,013	Cloud Software Group, Inc.(b)	TSFR1M + 3.948%	8.6040	03/29/29	394,371
274,606	Cloud Software Group, Inc.(b)	TSFR1M + 4.448%	9.1040	03/19/31	274,927
573,529	Corel, Inc.(b)	TSFR3M + 5.501%	10.1570	07/02/26	541,985
587,310	Cotiviti, Inc.(b)	TSFR1M + 3.438%	8.0940	02/24/31	588,230
581,726	Dcert Buyer, Inc.(b)	US0003M + 4.000%	8.8450	08/08/26	564,966
600,000	Dcert Buyer, Inc.(b)	US0001M + 7.000%	11.8450	02/16/29	508,251
1,032,467	Ellucian Holdings, Inc.(b)	TSFR1M + 3.879%	8.4450	10/26/29	1,037,996
635,306	Epicor Software Corporation(b)	TSFR1M + 3.915%	8.0950	05/23/31	637,921
192,632	PointClickCare Technologies, Inc.(b)	TSFR1M + 3.445%	8.1010	10/11/31	193,234
593,550	Project Boost Purchaser, LLC(b)	TSFR1M + 4.130%	8.7860	07/02/31	594,983
758,411	Proofpoint, Inc.(b)	TSFR1M + 3.189%	7.8450	08/31/28	759,773
919,903	Rackspace Finance, LLC(b)	TSFR1M + 3.326%	7.9820	05/15/28	555,902
757,208	RealPage, Inc.(b)	US0001M + 3.250%	7.9600	02/18/28	747,364
766,634	UKG, Inc.(b)	TSFR1M + 3.270%	7.9260	01/31/31	768,371
728,705	VS Buyer, LLC(b)	TSFR1M + 3.690%	8.3470	04/04/31	730,527
					10,783,885
	SPECIALTY FINANCE — 0.9%
214,607	Apollo Commercial Real Estate Finance, Inc.(b)	US0001M + 3.500%	8.4600	03/11/28	211,924
1,043,814	Fly Funding II Sarl(b)	US0003M + 3.370%	7.1200	08/09/25	1,023,480
					1,235,404
	TECHNOLOGY HARDWARE — 1.6%
1,214,362	VeriFone Systems, Inc.(b)	US0003M + 5.583%	9.3330	08/20/25	1,130,875
1,192,612	Viasat, Inc.(b)	SOFRRATE + 4.500%	9.3450	02/24/29	1,086,767
					2,217,642

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 75.8% (Continued)
	TECHNOLOGY SERVICES — 3.8%
395,540	Acuris Finance Us, Inc.(b)	US0001M + 4.000%	9.4850	02/04/28	$395,509
363,725	Ahead DB Holdings, LLC(b)	TSFR1M + 3.448%	8.1040	02/03/31	365,316
456,674	Amazon Holdco, Inc.(b)	TSFR1M + 2.449%	7.1050	07/30/31	457,188
650,053	Fortress Intermediate 3, Inc.(b)	TSFR1M + 3.939%	8.5950	05/09/31	650,190
689,473	Indy US Holdco, LLC(b)	TSFR1M 4.939%	9.5950	03/06/28	688,505
124,705	ION Trading Finance Ltd.(b)	TSFR1M + 4.359%	9.0160	04/03/28	124,611
857,691	MoneyGram International, Inc.(b)	TSFR1M + 5.019%	9.6760	06/03/30	810,946
1,160,415	Peraton Corporation(b)	US0001M + 3.750%	8.6950	02/24/28	1,126,269
1,148,363	Sitel Worldwide Corporation(b)	US0001M + 3.750%	8.7100	07/29/28	727,063
					5,345,597
	TELECOMMUNICATIONS — 2.2%
829,755	Altice France S.A.(b)	TSFR1M + 6.145%	10.8010	01/09/26	666,766
446,760	Altice France S.A.(b)	TSFR1M + 6.145%	10.8010	08/31/28	359,003
876,264	CCI Buyer, Inc.(b)	US0001M + 4.000%	8.6040	12/12/27	877,754
750,000	Iridium Satellite, LLC(b)	TSFR1M + 2.451%	7.1070	09/20/30	742,410
179,462	Lorca Co-Borrower, LLC(b)	TSFR1M + 3.448%	8.1040	04/17/31	179,985
701,429	Telesat, LLC(b)	US0001M + 2.750%	7.8070	12/06/26	323,239
					3,149,157
	TRANSPORTATION & LOGISTICS — 2.0%
216,838	Air Canada(b)	TSFR1M + 2.597%	7.2530	03/14/31	217,358
539,955	American Airlines, Inc.(b)	TSFR1M + 2.553%	7.2090	05/29/29	538,605
946,667	PODS, LLC(b)	US0001M + 3.000%	8.5140	03/19/28	895,300
891,585	Third Coast Infrastructure, LLC(b)	TSFR1M + 4.449%	9.1050	09/20/30	884,898
377,240	United Airlines, Inc.(b)	TSFR1M + 3.377%	8.0330	02/17/31	378,553
					2,914,714
	TOTAL TERM LOANS (Cost $110,190,601)				107,837,328

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(f)
	NON-LISTED RIGHT - 0.0% (f)
10,588	TRA Rights	11/22/2049	—	13,500

	TOTAL RIGHT (Cost $17,470)			13,500

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(f)
	PUBLISHING & BROADCASTING - 0.0% (f)
14,905	iHeartMedia, Inc.	05/02/2039	$0.00	$24,221

	TOTAL WARRANT (Cost $287,609)			24,221

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 15.5%
	MONEY MARKET FUND – 12.4%
17,671,445	Fidelity Government Portfolio, Institutional Class, 12.4%(h)	17,671,445

	COLLATERAL FOR SECURITIES LOANED – 3.1%
4,329,566	Mount Vernon Liquid Assets Portfolio, 4.93%(g),(h)	4,329,566
	TOTAL SHORT-TERM INVESTMENTS (Cost $22,001,011)	22,001,011

	TOTAL INVESTMENTS - 110.6% (Cost $160,788,185)	$157,381,651
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.6)%	(15,037,281)
	NET ASSETS - 100.0%	$142,344,370

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

TSFR1M	One Month Term Secured Overnight Financing Rate

TSFR3M	Three Month Term Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is 26,049,157 or 18.3% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $4,228,786 at October 31, 2024.

(d)	Variable rate security; the rate shown represents the rate on October 31, 2024.

(e)	Represents issuer in default on interest payments; non-income producing security.

(f)	Percentage rounds to less than 0.1%.

(g)	Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $4,329,566 at October 31, 2024.

(h)	Rate disclosed is the seven day effective yield as of October 31, 2024.

(I)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 0.1%
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
50	Hi-Crush(a),(g)	$186,400

	TOTAL COMMON STOCKS (Cost $122,249)	186,400

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.3%
	ASSET MANAGEMENT — 0.5%
985,000	Focus Financial Partners, LLC(b)		6.7500	08/15/31	982,300

	AUTOMOTIVE — 0.2%
450,000	ZF North America Capital, Inc.(b)		6.8750	04/23/32	440,528

	BIOTECH & PHARMA — 2.2%
642,000	Endo Finance Holdings, Inc.(b),(c)		8.5000	04/15/31	686,918
200,000	Organon & Company / Organon Foreign Debt Co-Issuer(b),(c)		7.8750	05/15/34	206,662
450,000	Organon Finance 1, LLC(b)		4.1250	04/30/28	426,730
1,014,000	Organon Finance 1, LLC(b)		5.1250	04/30/31	924,585
985,000	Perrigo Finance Unlimited Company		6.1250	09/30/32	974,274
400,000	Teva Pharmaceutical Finance Netherlands III BV(c)		5.1250	05/09/29	388,770
775,000	Teva Pharmaceutical Finance Netherlands III BV		7.8750	09/15/29	837,172
					4,445,111
	CABLE & SATELLITE — 5.1%
2,411,000	Altice Financing S.A.(b),(c)		5.0000	01/15/28	2,041,036
534,000	Altice Financing S.A.(b)		5.7500	08/15/29	437,402
1,504,000	Cable One, Inc.(b),(c)		4.0000	11/15/30	1,186,688
378,000	CCO Holdings, LLC / CCO Holdings Capital(b)		5.0000	02/01/28	365,948
825,000	CCO Holdings, LLC / CCO Holdings Capital(b)		5.3750	06/01/29	788,262
210,000	CCO Holdings, LLC / CCO Holdings Capital(b)		6.3750	09/01/29	208,092
450,000	CSC Holdings, LLC(b)		11.7500	01/31/29	439,088
1,275,000	CSC Holdings, LLC(b)		5.7500	01/15/30	670,292
1,045,000	CSC Holdings, LLC(b),(c)		4.6250	12/01/30	527,122
1,590,000	Sirius XM Radio, Inc.(b),(c)		4.0000	07/15/28	1,484,298
580,000	Sirius XM Radio, Inc.(b),(c)		3.8750	09/01/31	498,799
1,025,000	UPC Broadband Finco BV(b)		4.8750	07/15/31	938,792

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.3% (Continued)
	CABLE & SATELLITE — 5.1% (Continued)
680,000	Virgin Media Finance plc(b),(c)		5.0000	07/15/30	$585,412
					10,171,231
	CHEMICALS — 2.1%
965,000	Consolidated Energy Finance S.A.(b)		5.6250	10/15/28	787,291
435,000	Methanex Corporation		5.1250	10/15/27	423,673
63,000	Methanex Corporation		5.2500	12/15/29	60,846
1,086,000	Minerals Technologies, Inc.(b)		5.0000	07/01/28	1,052,154
775,000	Olympus Water US Holding Corporation(b)		9.7500	11/15/28	823,110
1,097,000	Trinseo Materials Operating SCA / Trinseo(b)		5.1250	04/01/29	589,812
528,000	Windsor Holdings III, LLC(b),(c)		8.5000	06/15/30	555,657
					4,292,543
	COMMERCIAL SUPPORT SERVICES — 3.6%
475,000	Allied Universal Holdco, LLC(b)		7.8750	02/15/31	483,991
1,285,000	Allied Universal Holdco, LLC / Allied Universal(b),(c)		4.6250	06/01/28	1,207,763
255,000	Covanta Holding Corporation(b)		4.8750	12/01/29	238,417
662,000	Covanta Holding Corporation		5.0000	09/01/30	609,670
1,400,000	Deluxe Corporation(b)		8.0000	06/01/29	1,321,445
505,000	Garda World Security Corporation(b)		9.5000	11/01/27	505,766
730,000	Garda World Security Corporation(b),(c)		6.0000	06/01/29	684,846
528,000	Garda World Security Corporation(b)		8.3750	11/15/32	528,859
350,000	Prime Security Services Borrower, LLC / Prime(b)		5.7500	04/15/26	350,417
525,000	Prime Security Services Borrower, LLC / Prime(b),(c)		6.2500	01/15/28	524,975
830,000	TriNet Group, Inc.(b)		3.5000	03/01/29	755,942
					7,212,091
	CONSTRUCTION MATERIALS — 0.5%
1,174,000	Standard Industries, Inc.(b)		3.3750	01/15/31	1,020,228

	CONSUMER SERVICES — 0.1%
238,000	Upbound Group, Inc.(b)		6.3750	02/15/29	226,777

	CONTAINERS & PACKAGING — 2.7%
1,014,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(b),(c)		3.2500	09/01/28	914,786
1,405,000	Clydesdale Acquisition Holdings, Inc.(b),(c)		8.7500	04/15/30	1,427,967

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.3% (Continued)
	CONTAINERS & PACKAGING — 2.7% (Continued)
529,000	Crown Americas, LLC		5.2500	04/01/30	$520,638
507,000	LABL, Inc.(b)		5.8750	11/01/28	471,684
629,000	LABL, Inc.(b),(c)		9.5000	11/01/28	645,370
602,000	Mauser Packaging Solutions Holding Company(b)		7.8750	08/15/26	610,996
915,000	Silgan Holdings, Inc.		4.1250	02/01/28	874,035
					5,465,476
	ELECTRIC UTILITIES — 4.0%
151,000	California Buyer Ltd. / Atlantica Sustainable(b)		6.3750	02/15/32	149,887
703,000	Calpine Corporation(b)		5.0000	02/01/31	664,197
982,000	Calpine Corporation(b)		3.7500	03/01/31	887,827
1,095,000	Clearway Energy Operating, LLC(b),(c)		3.7500	01/15/32	971,340
1,925,000	NextEra Energy Operating Partners, L.P.(b),(c)		7.2500	01/15/29	1,982,186
1,715,000	NRG Energy Inc(b)		3.6250	02/15/31	1,520,117
555,000	NRG Energy, Inc.(b)		5.2500	06/15/29	542,593
310,000	Vistra Operations Company, LLC(b)		5.0000	07/31/27	306,134
885,000	Vistra Operations Company, LLC(b)		7.7500	10/15/31	935,453
					7,959,734
	ENGINEERING & CONSTRUCTION — 0.5%
1,105,000	VM Consolidated, Inc.(b),(c)		5.5000	04/15/29	1,070,502

	ENTERTAINMENT CONTENT — 1.7%
1,250,000	Banijay Entertainment S.A.SU(b)		8.1250	05/01/29	1,297,318
874,000	Paramount Global(d)	H15T5Y + 3.999%	6.3750	03/30/62	810,004
421,000	Univision Communications, Inc.(b),(c)		7.3750	06/30/30	404,535
665,000	Univision Communications, Inc.(b)		8.5000	07/31/31	655,357
263,000	ViacomCBS, Inc.(d)	ICE LIBOR USD 3 Month + 3.899%	6.2500	02/28/57	235,847
					3,403,061
	FOOD — 1.2%
870,000	HLF Financing Sarl, LLC / Herbalife International,(b)		12.2500	04/15/29	876,962
2,045,000	HLF Financing Sarl, LLC / Herbalife International,(b)		4.8750	06/01/29	1,425,768
209,000	Land O’Lakes Capital Trust I(b)		7.4500	03/15/28	206,581
					2,509,311

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.3% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS — 0.4%
850,000	Glatfelter Corporation(b)		4.7500	11/15/29	$762,947

	HEALTH CARE FACILITIES & SERVICES — 1.2%
958,000	Concentra Escrow Issuer Corporation(b)		6.8750	07/15/32	984,481
950,000	Molina Healthcare Inc 3.875% 11/15/2030(b),(c)		3.8750	11/15/30	861,000
622,000	Select Medical Corporation(b)		6.2500	08/15/26	623,797
					2,469,278
	HOME CONSTRUCTION — 0.6%
361,000	Mattamy Group Corporation(b)		5.2500	12/15/27	356,703
830,000	Mattamy Group Corporation(b)		4.6250	03/01/30	778,493
					1,135,196
	HOUSEHOLD PRODUCTS — 0.4%
775,000	Edgewell Personal Care Company(b)		4.1250	04/01/29	724,203

	INDUSTRIAL SUPPORT SERVICES — 0.5%
1,009,000	EquipmentShare.com, Inc.(b)		8.6250	05/15/32	1,042,022

	INSTITUTIONAL FINANCIAL SERVICES — 1.0%
716,000	Jane Street Group / JSG Finance, Inc.(b)		7.1250	04/30/31	742,606
400,000	Jane Street Group / JSG Finance, Inc.(b)		6.1250	11/01/32	400,448
850,000	VFH Parent, LLC / Valor Co-Issuer, Inc.(b)		7.5000	06/15/31	873,467
					2,016,521
	INSURANCE — 3.0%
990,000	Alliant Holdings Intermediate, LLC / Alliant(b)		6.5000	10/01/31	981,778
1,000,000	APH Somerset Investor 2, LLC / APH2 Somerset(b)		7.8750	11/01/29	1,000,280
1,050,000	Baldwin Insurance Group Holdings, LLC / Baldwin(b)		7.1250	05/15/31	1,072,162
1,050,000	Howden UK Refinance plc / Howden UK Refinance 2(b)		7.2500	02/15/31	1,069,531
894,000	Jones Deslauriers Insurance Management, Inc.(b)		8.5000	03/15/30	947,808
910,000	Panther Escrow Issuer, LLC(b)		7.1250	06/01/31	930,737
					6,002,296
	INTERNET MEDIA & SERVICES — 0.6%
1,352,000	GrubHub Holdings, Inc.(b)		5.5000	07/01/27	1,262,933

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.3% (Continued)
	LEISURE FACILITIES & SERVICES — 10.5%
345,000	Brinker International, Inc.(b)		8.2500	07/15/30	$367,567
1,085,000	Caesars Entertainment, Inc.(b),(c)		4.6250	10/15/29	1,018,413
111,000	Caesars Entertainment, Inc.(b)		6.5000	02/15/32	112,649
1,872,000	Carnival Corporation(b),(c)		5.7500	03/01/27	1,878,629
1,517,000	Carnival Corporation(b),(c)		6.0000	05/01/29	1,520,478
470,000	Carnival Corporation(b),(c)		10.5000	06/01/30	507,316
1,365,000	CEC Entertainment Company, LLC(b)		6.7500	05/01/26	1,358,183
1,500,000	Fertitta Entertainment, LLC / Fertitta(b),(c)		6.7500	01/15/30	1,365,114
288,000	Hilton Grand Vacations Borrower Escrow, LLC /(b),(c)		5.0000	06/01/29	269,724
815,000	Hilton Grand Vacations Borrower Escrow, LLC /(b),(c)		4.8750	07/01/31	728,886
688,000	Melco Resorts Finance Ltd.(b)		5.7500	07/21/28	658,184
1,154,000	Melco Resorts Finance Ltd.(b),(c)		5.3750	12/04/29	1,059,369
600,000	NCL Corporation Ltd.(b)		3.6250	12/15/24	598,575
937,000	NCL Corporation Ltd.(b)		5.8750	03/15/26	936,414
1,461,000	NCL Corporation Ltd.(b),(c)		7.7500	02/15/29	1,549,351
1,140,000	Ontario Gaming GTA, L.P.(b)		8.0000	08/01/30	1,177,504
510,000	Raising Cane’s Restaurants, LLC(b)		9.3750	05/01/29	548,837
126,000	Royal Caribbean Cruises Ltd.(b)		5.5000	04/01/28	126,070
1,490,000	Royal Caribbean Cruises Ltd.(b)		6.0000	02/01/33	1,500,179
1,160,000	SeaWorld Parks & Entertainment, Inc.(b)		5.2500	08/15/29	1,116,184
894,000	Station Casinos, LLC(b)		6.6250	03/15/32	899,084
1,100,000	Studio City Finance Ltd.(b)		5.0000	01/15/29	994,564
695,000	Travel + Leisure Company(b)		4.5000	12/01/29	649,579
424,000	Wyndham Destinations, Inc.		6.0000	04/01/27	428,286
					21,369,139
	MEDICAL EQUIPMENT & DEVICES — 0.6%
1,007,000	Medline Borrower, L.P.(b),(c)		3.8750	04/01/29	942,965
180,000	Medline Borrower, L.P./Medline Co-Issuer, Inc.(b)		6.2500	04/01/29	183,361
					1,126,326
	METALS & MINING — 2.1%
1,520,000	FMG Resources August 2006 Pty Ltd.(b)		4.3750	04/01/31	1,388,255
410,000	Hudbay Minerals, Inc.(b)		6.1250	04/01/29	413,358
305,000	Mineral Resources Ltd.(b)		8.1250	05/01/27	307,430
500,000	Mineral Resources Ltd.(b),(c)		9.2500	10/01/28	527,658

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.3% (Continued)
	METALS & MINING — 2.1% (Continued)
1,274,000	Mineral Resources Ltd.(b),(c)		8.5000	05/01/30	$1,311,043
255,000	Warrior Met Coal, Inc.(b)		7.8750	12/01/28	265,451
					4,213,195
	OIL & GAS PRODUCERS — 10.6%
576,000	Antero Midstream Partners, L.P. / Antero Midstream(b)		5.7500	01/15/28	573,453
915,000	Baytex Energy Corporation(b)		7.3750	03/15/32	889,558
321,000	Civitas Resources, Inc.(b)		8.3750	07/01/28	332,152
162,000	Civitas Resources, Inc.(b)		8.6250	11/01/30	170,319
445,000	Civitas Resources, Inc.(b)		8.7500	07/01/31	466,699
815,000	Comstock Resources, Inc.(b),(c)		6.7500	03/01/29	781,146
207,000	Comstock Resources, Inc.(b)		5.8750	01/15/30	189,154
500,000	Crescent Energy Finance, LLC(b)		7.6250	04/01/32	494,085
502,000	Crescent Energy Finance, LLC(b)		7.3750	01/15/33	487,269
885,000	Delek Logistics Partners, L.P. / Delek Logistics(b)		8.6250	03/15/29	908,713
45,000	EQM Midstream Partners, L.P.(b)		7.5000	06/01/27	46,043
80,000	EQM Midstream Partners, L.P.		5.5000	07/15/28	79,686
222,000	EQM Midstream Partners, L.P.(b)		7.5000	06/01/30	238,925
550,000	Genesis Energy, L.P. / Genesis Energy Finance		8.2500	01/15/29	562,035
899,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	930,987
120,000	Genesis Energy, L.P. / Genesis Energy Finance		7.8750	05/15/32	120,182
1,322,000	Harvest Midstream I, L.P.(b)		7.5000	09/01/28	1,336,492
400,000	Harvest Midstream I, L.P.(b)		7.5000	05/15/32	409,828
1,034,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		5.7500	02/01/29	992,763
476,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		6.0000	02/01/31	451,922
460,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		7.2500	02/15/35	451,583
282,000	Howard Midstream Energy Partners, LLC(b)		8.8750	07/15/28	297,753
760,000	Howard Midstream Energy Partners, LLC(b)		7.3750	07/15/32	776,668
2,035,000	ITT Holdings, LLC(b)		6.5000	08/01/29	1,882,109
885,000	Murphy Oil USA, Inc.		4.7500	09/15/29	846,606
114,000	NGL Energy Partners, L.P.(b)		8.1250	02/15/29	114,909
1,155,000	NGL Energy Partners, L.P.(b)		8.3750	02/15/32	1,166,035
152,000	NuStar Logistics, L.P.		5.7500	10/01/25	151,871
379,000	NuStar Logistics, L.P.		6.3750	10/01/30	383,366
1,404,000	Strathcona Resources Ltd.(b)		6.8750	08/01/26	1,395,276

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.3% (Continued)
	OIL & GAS PRODUCERS — 10.6% (Continued)
340,000	Sunoco, L.P.(b),(c)		7.2500	05/01/32	$354,234
355,000	Talos Production, Inc.(b),(c)		9.0000	02/01/29	365,949
555,000	Talos Production, Inc.(b)		9.3750	02/01/31	571,971
82,000	Venture Global Calcasieu Pass, LLC(b)		3.8750	08/15/29	75,640
1,047,000	Vital Energy, Inc.(b),(c)		7.8750	04/15/32	1,006,587
1,005,000	Wildfire Intermediate Holdings, LLC(b)		7.5000	10/15/29	972,249
					21,274,217
	OIL & GAS SERVICES & EQUIPMENT — 2.5%
177,000	Archrock Partners, L.P. / Archrock Partners(b)		6.8750	04/01/27	177,587
795,000	Archrock Partners, L.P. / Archrock Partners(b)		6.6250	09/01/32	799,183
779,304	Atlas Energy Solutions, Inc. (g)		5.0000	01/31/26	726,312
915,000	Kodiak Gas Services, LLC(b)		7.2500	02/15/29	941,433
490,000	Nabors Industries Ltd.(b),(c)		7.5000	01/15/28	466,513
720,000	Nabors Industries, Inc.(b)		7.3750	05/15/27	721,065
1,185,000	Valaris Ltd.(b),(c)		8.3750	04/30/30	1,200,586
					5,032,679
	PUBLISHING & BROADCASTING — 0.4%
740,000	Belo Corporation		7.7500	06/01/27	769,337

	REAL ESTATE INVESTMENT TRUSTS — 1.4%
805,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)		3.3750	06/15/26	777,403
335,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)		8.0000	06/15/27	351,332
500,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b),(c)		3.7500	09/15/30	438,001
200,000	Service Properties Trust		4.7500	10/01/26	189,158
379,000	Service Properties Trust		5.5000	12/15/27	359,262
530,000	Service Properties Trust(c)		8.3750	06/15/29	517,357
230,000	Service Properties Trust		8.8750	06/15/32	214,366
					2,846,879
	REAL ESTATE OWNERS & DEVELOPERS — 0.8%
613,000	Greystar Real Estate Partners, LLC(b)		7.7500	09/01/30	642,899
998,000	Kennedy-Wilson, Inc.		4.7500	03/01/29	915,955
					1,558,854
	REAL ESTATE SERVICES — 0.6%
1,169,000	Cushman & Wakefield US Borrower, LLC(b)		6.7500	05/15/28	1,176,095

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.3% (Continued)
	REAL ESTATE SERVICES — 0.6% (Continued)
61,000	Cushman & Wakefield US Borrower, LLC(b)		8.8750	09/01/31	$65,778
					1,241,873
	RENEWABLE ENERGY — 0.7%
808,000	Atlantica Sustainable Infrastructure plc(b)		4.1250	06/15/28	771,091
554,000	EnerSys(b)		4.3750	12/15/27	534,252
95,000	EnerSys(b)		6.6250	01/15/32	97,682
					1,403,025
	RETAIL - CONSUMER STAPLES — 0.5%
440,000	Albertsons Companies Inc / Safeway Inc / New(b)		4.6250	01/15/27	431,974
506,000	Albertsons Companies Inc / Safeway Inc / New(b)		5.8750	02/15/28	507,269
					939,243
	RETAIL - DISCRETIONARY — 4.8%
526,000	Avis Budget Car Rental, LLC / Avis Budget Finance,(b),(c)		5.3750	03/01/29	489,941
500,000	Avis Budget Car Rental, LLC / Avis Budget Finance,(b),(c)		8.2500	01/15/30	511,150
1,133,000	Champions Financing, Inc.(b),(c)		8.7500	02/15/29	1,144,947
1,656,000	Hertz Corporation (The)(b),(c)		4.6250	12/01/26	1,252,727
163,000	Hertz Corporation (The)(b),(c)		12.6250	07/15/29	172,991
1,983,000	Kohl’s Corporation(c)		4.6250	05/01/31	1,645,746
1,517,000	LBM Acquisition, LLC(b),(c)		6.2500	01/15/29	1,408,290
1,774,000	Park River Holdings, Inc.(b),(c)		6.7500	08/01/29	1,585,185
1,020,000	Specialty Building Products Holdings, LLC / SBP(b)		7.7500	10/15/29	1,041,189
392,000	Victra Holdings, LLC / Victra Finance Corporation(b),(c)		8.7500	09/15/29	409,547
					9,661,713
	SEMICONDUCTORS — 0.4%
895,000	Entegris Escrow Corporation(b)		5.9500	06/15/30	894,775

	SOFTWARE — 4.1%
1,177,000	Capstone Borrower, Inc.(b)		8.0000	06/15/30	1,231,050
480,000	Cloud Software Group, Inc.(b),(c)		8.2500	06/30/32	494,442
1,660,000	Condor Merger Sub, Inc.(b),(c)		7.3750	02/15/30	1,600,863
1,350,000	Helios Software Holdings, Inc. / ION Corporate(b)		4.6250	05/01/28	1,238,367
164,000	NortonLifeLock, Inc.(b)		6.7500	09/30/27	166,989
606,000	NortonLifeLock, Inc.(b),(c)		7.1250	09/30/30	627,581
34,000	Open Text Corporation(b)		3.8750	02/15/28	31,995

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.3% (Continued)
	SOFTWARE — 4.1% (Continued)
861,000	Open Text Corporation(b)		3.8750	12/01/29	$786,236
1,132,000	Picard Midco, Inc.(b)		6.5000	03/31/29	1,106,257
1,293,240	Rackspace Finance, LLC(b)		3.5000	05/15/28	763,400
					8,047,180
	SPECIALTY FINANCE — 7.7%
455,000	AerCap Global Aviation Trust(b),(d)	US0003M + 4.300%	6.5000	06/15/45	454,913
895,000	Aircastle Ltd.(b),(d)	H15T5Y + 4.410%	5.2500	09/15/71	882,080
1,375,000	Ally Financial, Inc.(c)		6.7000	02/14/33	1,381,379
1,505,000	Apollo Commercial Real Estate Finance, Inc.(b)		4.6250	06/15/29	1,306,462
127,000	Bread Financial Holdings, Inc.(b)		7.0000	01/15/26	127,072
820,000	Bread Financial Holdings, Inc.(b)		9.7500	03/15/29	866,908
660,000	Burford Capital Global Finance, LLC(b)		6.2500	04/15/28	659,017
375,000	Burford Capital Global Finance, LLC(b)		6.8750	04/15/30	377,027
370,000	Burford Capital Global Finance, LLC(b)		9.2500	07/01/31	396,736
871,000	Cobra AcquisitionCo, LLC(b),(c)		6.3750	11/01/29	719,908
900,000	Credit Acceptance Corporation(b)		9.2500	12/15/28	953,692
286,000	Enova International, Inc.(b)		11.2500	12/15/28	308,363
585,000	Enova International, Inc.(b)		9.1250	08/01/29	601,102
436,000	FirstCash, Inc.(b)		4.6250	09/01/28	413,510
229,000	FirstCash, Inc.(b)		5.6250	01/01/30	222,579
330,000	FirstCash, Inc.(b)		6.8750	03/01/32	334,173
209,000	goeasy Ltd.(b)		4.3750	05/01/26	208,770
667,000	goeasy Ltd.(b),(c)		7.6250	07/01/29	685,570
499,000	goeasy Ltd.(b)		6.8750	05/15/30	504,992
584,000	Ladder Capital Finance Holdings LLLP / Ladder(b)		4.2500	02/01/27	564,990
480,000	Ladder Capital Finance Holdings LLLP / Ladder(b)		4.7500	06/15/29	457,777
760,000	LFS Topco, LLC(b),(c)		5.8750	10/15/26	718,028
224,000	OneMain Finance Corporation		6.6250	05/15/29	224,000
387,000	OneMain Finance Corporation		5.3750	11/15/29	371,243
440,000	OneMain Finance Corporation		7.5000	05/15/31	450,313
1,325,000	Pattern Energy Operations, L.P. / Pattern Energy(b)		4.5000	08/15/28	1,265,105
					15,455,709
	STEEL — 1.5%
731,000	Allegheny Technologies, Inc.		4.8750	10/01/29	692,950

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.3% (Continued)
	STEEL — 1.5% (Continued)
295,000	Cleveland-Cliffs, Inc.		5.8750	06/01/27	$295,035
950,000	Cleveland-Cliffs, Inc.(b),(c)		7.0000	03/15/32	950,685
265,000	Cleveland-Cliffs, Inc.(b)		7.3750	05/01/33	267,123
95,000	Cleveland-Cliffs, Inc.		6.2500	10/01/40	87,161
777,000	Commercial Metals Company		3.8750	02/15/31	698,139
					2,991,093
	TECHNOLOGY HARDWARE — 2.2%
286,000	EquipmentShare.com, Inc.(b)		8.0000	03/15/33	288,864
725,000	Imola Merger Corporation(b)		4.7500	05/15/29	693,944
248,000	NCR Corporation(b)		5.1250	04/15/29	237,818
700,000	Seagate HDD Cayman		4.0910	06/01/29	660,794
1,330,000	TTM Technologies, Inc.(b),(c)		4.0000	03/01/29	1,244,675
1,234,000	Viasat, Inc.(b),(c)		7.5000	05/30/31	812,404
615,000	ViaSat, Inc.(b),(c)		5.6250	04/15/27	574,892
					4,513,391
	TECHNOLOGY SERVICES — 3.5%
868,000	Acuris Finance US, Inc. / Acuris Finance S.A.RL(b)		5.0000	05/01/28	784,372
1,255,000	Ahead DB Holdings, LLC(b),(c)		6.6250	05/01/28	1,219,398
635,000	Block, Inc.(b)		6.5000	05/15/32	647,119
730,000	Fortress Intermediate 3, Inc.(b)		7.5000	06/01/31	759,747
910,000	GTCR W-2 Merger Sub, LLC(b)		7.5000	01/15/31	958,724
880,000	ION Trading Technologies Sarl(b)		5.7500	05/15/28	802,184
415,000	ION Trading Technologies Sarl(b)		9.5000	05/30/29	422,005
1,070,000	Mobius Merger Sub, Inc.(b)		9.0000	06/01/30	1,027,692
495,000	Shift4 Payments, LLC / Shift4 Payments Finance(b)		6.7500	08/15/32	508,107
					7,129,348
	TELECOMMUNICATIONS — 4.3%
2,910,000	Altice France S.A.(b)		5.5000	10/15/29	2,182,161
1,036,000	C&W Senior Financing DAC(b)		6.8750	09/15/27	1,028,022
442,000	Cogent Communications Group, Inc.(b)		7.0000	06/15/27	446,907
490,000	Cogent Communications Group, Inc. / Cogent(b)		7.0000	06/15/27	493,191
600,000	Connect Finco S.A.RL / Connect US Finco, LLC(b),(c)		9.0000	09/15/29	570,714
1,515,000	Iliad Holding S.A.SU(b)		7.0000	10/15/28	1,536,473
548,000	Iliad Holding S.A.SU(b)		8.5000	04/15/31	586,002

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.3% (Continued)
	TELECOMMUNICATIONS — 4.3% (Continued)
554,000	Sable International Finance Ltd.(b),(c)		7.1250	10/15/32	$557,288
1,245,000	Telesat Canada / Telesat, LLC(b),(c)		4.8750	06/01/27	550,970
739,000	Vmed O2 UK Financing I plc(b)		7.7500	04/15/32	740,808
					8,692,536
	TRANSPORTATION & LOGISTICS — 2.7%
1,215,000	Air Canada(b)		3.8750	08/15/26	1,176,339
725,000	American Airlines, Inc.(b),(c)		7.2500	02/15/28	737,484
810,000	American Airlines, Inc.(b)		8.5000	05/15/29	851,750
1,270,000	Cargo Aircraft Management, Inc.(b),(c)		4.7500	02/01/28	1,215,914
271,000	United Airlines, Inc.(b)		4.3750	04/15/26	266,207
1,235,000	United Airlines, Inc.(b),(c)		4.6250	04/15/29	1,182,666
					5,430,360
	WHOLESALE - CONSUMER STAPLES — 1.3%
1,925,000	C&S Group Enterprises, LLC(b)		5.0000	12/15/28	1,595,116
285,000	Performance Food Group, Inc.(b)		5.5000	10/15/27	282,789
835,000	Performance Food Group, Inc.(b)		4.2500	08/01/29	782,417
					2,660,322
	TOTAL CORPORATE BONDS (Cost $191,694,877)				191,865,483

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 25.9%
	MONEY MARKET FUND – 3.9%
7,767,612	First American Government Obligations Fund, Class Z, 4.74%(f)	7,767,612

	COLLATERAL FOR SECURITIES LOANED – 22.0%
44,306,422	Mount Vernon Liquid Assets Portfolio, 4.93%(e),(f)	44,306,422
	TOTAL SHORT-TERM INVESTMENTS (Cost $52,074,034)	52,074,034

	TOTAL INVESTMENTS - 121.3% (Cost $243,891,160)	$244,125,917
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.3)%	(42,851,227)
	NET ASSETS - 100.0%	$201,274,690

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is 172,429,028 or 85.7% of net assets.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $43,275,712 at October 31, 2024.

(d)	Variable rate security; the rate shown represents the rate on October 31, 2024.

(e)	Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $44,306,422 at October 31, 2024.

(f)	Rate disclosed is the seven day effective yield as of October 31, 2024.

(g)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.5% of net assets. The total value of these securities is $912,712.

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 0.0%(a)
	RESIDENTIAL MORTGAGE — 0.0%(a)
8,277 EUR	Fondo de Titulizacion de Activos Santander Series 2 A(b)	EUR003M + 0.150%	3.3580	01/18/49	$8,912

	TOTAL ASSET BACKED SECURITIES (Cost $8,782)				8,912

	CORPORATE BONDS — 62.3%
	AEROSPACE & DEFENSE — 0.3%
200,000 EUR	Airbus S.E.		2.3750	04/07/32	207,047

	APPAREL & TEXTILE PRODUCTS — 0.3%
200,000 EUR	Kering S.A.		3.8750	09/05/35	219,933

	ASSET MANAGEMENT — 0.6%
5,000 USD	Blue Owl Credit Income Corporation		6.6500	03/15/31	5,037
300,000 EUR	JAB Holdings BV		1.0000	12/20/27	306,524
147,000 USD	MDGH GMTN RSC Ltd.(c)		5.8750	05/01/34	155,814
					467,375
	AUTOMOTIVE — 3.8%
250,000 USD	Aptiv plc / Aptiv Global Financing DAC(b),(d)	H15T5Y + 3.385%	6.8750	12/15/54	244,006
300,000 GBP	Aston Martin Capital Holdings Ltd.(c)		10.3750	03/31/29	376,321
310,000 EUR	Forvia S.E.		5.5000	06/15/31	335,992
515,000 EUR	Grupo Antolin-Irausa S.A.		3.5000	04/30/28	421,217
100,000 USD	Hyundai Capital America(c)		6.5000	01/16/29	105,139
107,000 USD	Iochpe-Maxion Austria GmbH / Maxion Wheels de(c)		5.0000	05/07/28	98,834
300,000 EUR	Mercedes-Benz Group A.G.		0.7500	02/08/30	288,678
255,000 USD	Nissan Motor Company Ltd.(c)		4.8100	09/17/30	235,457
250,000 EUR	Stellantis N.V.		4.2500	06/16/31	276,442
138,000 USD	Uzauto Motors AJ(c)		4.8500	05/04/26	132,050
200,000 EUR	Volkswagen International Finance N.V.		1.8750	03/30/27	210,476
200,000 EUR	ZF Finance GmbH		3.7500	09/21/28	207,751
					2,932,363
	BANKING — 8.0%
223,000 USD	Access Bank plc(c)		6.1250	09/21/26	212,984

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.3% (Continued)
	BANKING — 8.0% (Continued)
250,000 USD	ASB Bank Ltd.(c)		5.2840	06/17/32	$248,977
300,000 EUR	Banco Bilbao Vizcaya Argentaria S.A.		3.5000	02/10/27	329,214
92,000 USD	Banco Davivienda S.A.(b),(c)	H15T10Y + 5.097%	6.6500	04/22/71	77,178
139,000 USD	Banco Davivienda S.A.(b)	H15T10Y + 5.097%	6.6500	04/22/71	116,606
246,000 USD	Banco de Credito del Peru S.A.(b),(c)	H15T5Y + 3.000%	3.1250	07/01/30	240,366
218,000 USD	Banco de Credito e Inversiones S.A.(b),(c)	H15T5Y + 3.767%	7.5000	12/15/73	218,055
354,000 USD	Banco Mercantil del Norte S.A.(c)		6.6250	01/24/70	321,473
335,000 USD	Banco Mercantil del Norte S.A.(b),(c)	H15T5Y + 4.643%	5.8750	11/24/71	324,209
200,000 USD	Banco Santander S.A.		4.1750	03/24/28	196,169
350,000 USD	Barclays plc(d)		5.0880	06/20/30	344,567
193,000 USD	BBVA Bancomer S.A.(b),(c)	H15T5Y + 3.000%	5.3500	11/12/29	192,801
468,000 USD	BBVA Bancomer S.A.(b),(c)	H15T5Y + 2.650%	5.1250	01/18/33	436,907
300,000 EUR	BNP Paribas S.A.		4.0950	02/13/34	334,807
250,000 USD	BPCE S.A.(b),(c)	H15T1Y + 2.791%	6.5080	01/18/35	256,995
200,000 EUR	CaixaBank S.A.		4.2500	09/06/30	228,850
225,000 EUR	Cooperatieve Rabobank UA		1.3750	02/03/27	241,059
200,000 EUR	Intesa Sanpaolo SpA		5.1250	08/29/31	238,145
250,000 EUR	Natwest Group PLC		1.7500	03/02/26	270,664
395,000 USD	NatWest Group plc(b)	H15T5Y + 2.200%	6.4750	06/01/34	408,708
300,000 USD	Societe Generale S.A.(b),(c)	H15T1Y + 1.300%	2.8890	06/09/32	254,838
150,000 USD	Standard Chartered plc(b),(c)	H15T1Y + 1.450%	5.9050	05/14/35	153,859
150,000 USD	Standard Chartered PLC(b),(c)	H15T5Y + 2.300%	3.2650	02/18/36	131,158
219,000 USD	Yapi ve Kredi Bankasi A/S(c)		7.1250	10/10/29	220,605
95,000 USD	Yapi ve Kredi Bankasi A/S(b),(c)	H15T5Y + 5.278%	9.2500	01/17/34	100,118
					6,099,312
	BEVERAGES — 0.3%
250,000 EUR	Diageo Capital BV		1.5000	06/08/29	255,146

	BIOTECH & PHARMA — 2.6%
300,000 EUR	Bayer A.G.		1.3750	07/06/32	272,422
250,000 GBP	GlaxoSmithKline Capital PLC		1.2500	10/12/28	284,530
100,000 EUR	Grifols S.A.		2.2500	11/15/27	103,618
270,000 EUR	Grifols S.A.		3.8750	10/15/28	267,348
300,000 USD	Royalty Pharma plc		3.3000	09/02/40	222,428

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.3% (Continued)
	BIOTECH & PHARMA — 2.6% (Continued)
200,000 EUR	Takeda Pharmaceutical Company Ltd.		1.0000	07/09/29	$198,140
245,000 EUR	Teva Pharmaceutical Finance Netherlands II BV		7.8750	09/15/31	318,564
300,000 EUR	Utah Acquisition Sub, Inc.		3.1250	11/22/28	324,116
					1,991,166
	CABLE & SATELLITE — 0.2%
200,000 EUR	Altice Financing S.A.		4.2500	08/15/29	180,553

	CHEMICALS — 2.3%
200,000 EUR	BASF S.E.		3.7500	06/29/32	222,293
411,000 USD	Braskem Idesa S.A.PI(c),(d)		6.9900	02/20/32	305,500
190,000 EUR	INEOS Quattro Finance 1 PLC(c)		3.7500	07/15/26	206,386
200,000 EUR	Nobian Finance BV(c)		3.6250	07/15/26	215,156
100,000 EUR	Nobian Finance BV		3.6250	07/15/26	107,578
89,000 USD	OCP S.A.(c)		7.5000	05/02/54	92,328
626,000 USD	Sasol Financing USA, LLC		4.3750	09/18/26	605,004
					1,754,245
	CONSTRUCTION MATERIALS — 0.7%
200,000 EUR	Holcim Finance Luxembourg S.A.		0.5000	09/03/30	184,133
365,000 USD	Sisecam UK plc(c)		8.2500	05/02/29	374,495
					558,628
	CONTAINERS & PACKAGING — 1.1%
300,000 EUR	Ardagh Metal Packaging Finance USA, LLC / Ardagh		3.0000	09/01/29	284,029
320,000 EUR	Kleopatra Finco Sarl		4.2500	03/01/26	328,233
200,000 EUR	Trivium Packaging Finance BV		3.7500	08/15/26	216,564
					828,826
	ELEC & GAS MARKETING & TRADING — 0.5%
350,000 EUR	Orsted A/S		1.5000	11/26/29	350,525

	ELECTRIC UTILITIES — 6.1%
260,000 USD	Adani Electricity Mumbai Ltd.(c)		3.9490	02/12/30	229,387
241,000 USD	Adani Green Energy UP Ltd. / Prayatna Developers(c)		6.7000	03/12/42	231,485
218,978 USD	Adani Renewable Energy RJ Ltd./Kodangal Solar(c)		4.6250	10/15/39	183,487
144,000 USD	Adani Transmission Step-One Ltd.(c)		4.0000	08/03/26	139,319
86,263 USD	Clean Renewable Power Mauritius Pte Ltd.(c)		4.2500	03/25/27	82,773

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.3% (Continued)
	ELECTRIC UTILITIES — 6.1% (Continued)
24,000 USD	Comision Federal de Electricidad		3.8750	07/26/33	$19,755
12,000 USD	Comision Federal de Electricidad(c)		6.4500	01/24/35	11,620
250,000 USD	Enel Finance International N.V.(c)		5.5000	06/15/52	240,856
250,000 USD	Engie S.A.(c)		5.6250	04/10/34	255,329
158,000 USD	Eskom Holdings SOC Ltd.(c)		8.4500	08/10/28	165,400
216,000 USD	Generacion Mediterranea S.A. / Central Termica(c)		11.0000	11/01/31	213,818
282,820 USD	Greenko Dutch BV(c)		3.8500	03/29/26	272,638
200,000 EUR	Iberdrola Finanzas S.A.		1.0000	03/07/25	215,913
270,774 USD	Minejesa Capital BV(c)		4.6250	08/10/30	264,038
220,000 USD	Minejesa Capital BV(c)		5.6250	08/10/37	207,412
421,640 USD	Mong Duong Finance Holdings BV(c)		5.1250	05/07/29	411,640
290,000 USD	MSU Energy S.A. / UGEN S.A. / UENSA S.A.(c)		6.8750	02/01/25	264,846
500,000 EUR	National Grid PLC		0.1630	01/20/28	495,202
300,000 EUR	Naturgy Finance BV		1.5000	01/29/28	311,158
8,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik		3.3750	02/05/30	7,340
33,000 USD	Star Energy Geothermal Darajat II / Star Energy(c)		4.8500	10/14/38	31,060
270,000 USD	YPF Energia Electrica S.A.(c)		7.8750	10/16/32	265,464
150,000 USD	Zorlu Enerji Elektrik Uretim A/S(c)		11.0000	04/23/30	150,528
					4,670,468
	ELECTRICAL EQUIPMENT — 1.1%
300,000 GBP	Siemens Financieringsmaatschappij N.V.		1.0000	02/20/25	382,115
198,900 EUR	TK Elevator Holdco GmbH		6.6250	07/15/28	216,745
200,000 EUR	TK Elevator Midco GmbH		4.3750	07/15/27	216,377
					815,237
	ENGINEERING & CONSTRUCTION — 2.3%
405,000 USD	ATP Tower Holdings, LLC / Andean Tower Partners(c),(d)		4.0500	04/27/26	392,089
300,000 EUR	Cellnex Finance Company S.A.		2.0000	02/15/33	286,582
350,000 USD	HTA Group Ltd./Mauritius(c)		7.5000	06/04/29	356,766
371,000 USD	IHS Holding Ltd.(c)		5.6250	11/29/26	365,044
193,000 USD	IHS Holding Ltd.(c)		6.2500	11/29/28	180,699
180,000 USD	IHS Netherlands Holdco BV(c)		8.0000	09/18/27	180,204
					1,761,384
	ENTERTAINMENT CONTENT — 0.4%
260,000 GBP	Pinewood Finco plc(c)		6.0000	03/27/30	336,777

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.3% (Continued)
	FOOD — 0.4%
200,000 EUR	Danone S.A.		3.0710	09/07/32	$214,694
96,000 USD	Minerva Luxembourg S.A.(c)		4.3750	03/18/31	81,218
					295,912
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
158,000 USD	LD Celulose International GmbH(c)		7.9500	01/26/32	161,812

	HEALTH CARE FACILITIES & SERVICES — 0.6%
400,000 EUR	Catalent Pharma Solutions, Inc.		2.3750	03/01/28	425,273

	HOUSEHOLD PRODUCTS — 0.4%
300,000 EUR	Unilever Finance Netherlands BV		1.7500	03/25/30	308,461

	INDUSTRIAL SUPPORT SERVICES — 0.7%
200,000 GBP	Motability Operations Group plc		5.6250	01/24/54	249,422
87,920 EUR	Techem Verwaltungsgesellschaft 674 mbH		6.0000	07/30/26	95,986
160,000 EUR	Techem Verwaltungsgesellschaft 675 mbH(c)		5.3750	07/15/29	174,897
					520,305
	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
150,000 USD	Nomura Holdings, Inc.		1.6530	07/14/26	142,005
150,000 USD	Nomura Holdings, Inc.		2.1720	07/14/28	135,211
					277,216
	INSURANCE — 1.2%
200,000 EUR	Allianz S.E.		3.0990	07/06/47	215,851
270,000 USD	Allianz S.E.(c)		5.6000	09/03/54	272,149
200,000 USD	Nippon Life Insurance Company(c)		6.2500	09/13/53	211,745
250,000 EUR	NN Group N.V.		1.6250	06/01/27	264,826
					964,571
	INTERNET MEDIA & SERVICES — 1.0%
250,000 EUR	Booking Holdings, Inc.		4.5000	11/15/31	291,477
200,000 USD	Prosus N.V.(c)		3.0610	07/13/31	171,092
127,000 USD	Prosus N.V.		3.0610	07/13/31	108,643
269,000 USD	Prosus N.V.(c)		3.8320	02/08/51	180,565

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.3% (Continued)
	INTERNET MEDIA & SERVICES — 1.0% (Continued)
					$751,777
	LEISURE FACILITIES & SERVICES — 1.8%
250,000 GBP	888 Acquisitions Ltd.(c)		10.7500	05/15/30	323,515
200,000 EUR	Accor S.A.		7.2500	10/11/73	241,843
200,000 USD	Melco Resorts Finance Ltd.		5.6250	07/17/27	193,846
106,000 USD	Melco Resorts Finance Ltd.(c)		5.7500	07/21/28	101,406
148,000 USD	Melco Resorts Finance Ltd.		5.7500	07/21/28	141,586
73,000 USD	Studio City Finance Ltd.(c)		6.0000	07/15/25	73,005
384,000 USD	Studio City Finance Ltd.(c)		5.0000	01/15/29	347,193
					1,422,394
	MACHINERY — 0.3%
250,000 EUR	Smiths Group plc		2.0000	02/23/27	265,116

	MEDICAL EQUIPMENT & DEVICES — 0.4%
300,000 EUR	Medtronic Global Holdings SCA		0.7500	10/15/32	270,536

	METALS & MINING — 2.2%
311,000 USD	Freeport Indonesia PT		5.3150	04/14/32	307,202
300,000 EUR	Glencore Capital Finance DAC		1.1250	03/10/28	304,156
200,000 USD	Glencore Funding, LLC(c)		5.6340	04/04/34	203,177
26,000 USD	Indonesia Asahan Aluminium Persero PT(c)		5.8000	05/15/50	24,868
328,416 USD	Samarco Mineracao S.A.(c)		9.0000	06/30/31	312,123
59,536 USD	Vedanta Resources Finance II plc		13.8750	12/09/28	60,034
109,000 USD	Vedanta Resources Finance II plc(c)		10.8750	09/17/29	112,244
334,000 USD	WE Soda Investments Holding plc(c)		9.5000	10/06/28	345,257
					1,669,061
	OIL & GAS PRODUCERS — 9.3%
388,000 USD	3R Lux S.A.RL(c)		9.7500	02/05/31	401,366
59,000 USD	Abu Dhabi Crude Oil Pipeline, LLC(c)		3.6500	11/02/29	56,322
78,000 USD	AI Candelaria Spain S.A.(c)		5.7500	06/15/33	63,019
486,000 USD	AI Candelaria Spain S.A.		5.7500	06/15/33	392,655
35,267 USD	AI Candelaria Spain SLU(c)		7.5000	12/15/28	34,947
242,000 USD	Energean Israel Finance Ltd.		4.8750	03/30/26	234,992
250,000 EUR	Eni SpA		2.0000	05/18/31	250,519

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.3% (Continued)
	OIL & GAS PRODUCERS — 9.3% (Continued)
250,000 EUR	Exxon Mobil Corporation		0.5240	06/26/28	$249,800
206,000 USD	Geopark Ltd.(c),(d)		5.5000	01/17/27	194,495
337,000 USD	Gran Tierra Energy, Inc.(c)		9.5000	10/15/29	310,667
200,000 USD	KazMunayGas National Company JSC		3.5000	04/14/33	168,778
54,000 USD	KazMunayGas National Company JSC(c)		5.7500	04/19/47	47,745
99,000 USD	KazMunayGas National Company JSC(c)		6.3750	10/24/48	93,939
536,000 USD	Kosmos Energy Ltd.		7.7500	05/01/27	526,337
168,000 USD	Kosmos Energy Ltd.(c)		8.7500	10/01/31	163,906
89,000 USD	Leviathan Bond Ltd.		6.1250	06/30/25	88,036
56,000 USD	Leviathan Bond Ltd.		6.5000	06/30/27	53,228
473,512 USD	MC Brazil Downstream Trading S.A.RL		7.2500	06/30/31	401,122
100,000 USD	Medco Bell Pte Ltd.		6.3750	01/30/27	99,704
656,000 USD	PDVSA(e)		9.0000	11/17/21	67,380
85,000 USD	Petroleos del Peru S.A.		4.7500	06/19/32	65,396
47,000 USD	Petroleos Mexicanos		8.7500	06/02/29	47,588
135,000 USD	Petroleos Mexicanos		6.8400	01/23/30	124,746
196,000 USD	Petroleos Mexicanos		6.6250	06/15/35	160,788
282,000 USD	Petroleos Mexicanos		7.6900	01/23/50	219,368
31,000 USD	Petroleos Mexicanos		6.9500	01/28/60	22,113
14,000 USD	Petronas Capital Ltd.		2.4800	01/28/32	11,871
62,000 USD	Qatar Petroleum(c)		2.2500	07/12/31	53,428
12,000 USD	Saudi Arabian Oil Company(c)		5.8750	07/17/64	11,558
848,000 USD	SierraCol Energy Andina, LLC(c)		6.0000	06/15/28	771,355
75,000 USD	Southern Gas Corridor CJSC(c)		6.8750	03/24/26	76,561
350,000 USD	TotalEnergies Capital S.A.		5.4880	04/05/54	348,406
229,000 USD	Trident Energy Finance plc(c)		12.5000	11/30/29	240,770
88,000 USD	Tullow Oil plc		7.0000	03/01/25	85,133
673,000 USD	Tullow Oil PLC(c)		7.0000	03/01/25	651,073
334,000 USD	YPF S.A.(c)		9.5000	01/17/31	352,476
					7,141,587
	OIL & GAS SERVICES & EQUIPMENT — 3.4%
505,000 USD	FORESEA Holding S.A.(c),(d)		7.5000	06/15/30	484,993
496,629 USD	MV24 Capital BV(c)		6.7480	06/01/34	482,312
213,000 USD	NewCompany Holding USD 20 Sarl(c)		9.3750	11/07/29	211,758

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.3% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 3.4% (Continued)
373,000 USD	OHI Group S.A.(c)		13.0000	07/22/29	$368,897
738,646 USD	Poinsettia Finance Ltd.		6.6250	06/17/31	668,427
390,000 USD	Yinson Boronia Production BV(c)		8.9470	07/31/42	414,085
					2,630,472
	PUBLISHING & BROADCASTING — 0.3%
200,000 EUR	Bertelsmann S.E. & Company KGaA		3.5000	05/29/29	220,034

	REAL ESTATE OWNERS & DEVELOPERS — 1.0%
700,000 USD	China SCE Group Holdings Ltd.(e)		7.0000	05/02/25	40,250
200,000 USD	Country Garden Holdings Company Ltd.		4.8000	08/06/30	19,804
400,000 EUR	CPI Property Group S.A.(f)		1.6250	04/23/27	421,057
330,000 USD	MAF Global Securities Ltd.(b)	H15T5Y + 3.539%	6.3750	09/20/70	329,241
					810,352
	REIT — 1.0%
147,480 USD	Emirates Reit Sukuk II Ltd.		11.0000	12/12/25	148,310
230,000 GBP	Iron Mountain UK plc		3.8750	11/15/25	293,255
250,000 EUR	Prologis Euro Finance, LLC		4.6250	05/23/33	289,541
					731,106
	RENEWABLE ENERGY — 0.8%
535,000 USD	Aydem Yenilenebilir Enerji A/S(c)		7.7500	02/02/27	532,138
102,000 USD	Investment Energy Resources Ltd.(c)		6.2500	04/26/29	98,509
					630,647
	RETAIL - CONSUMER STAPLES — 0.3%
200,000 EUR	Carrefour S.A.		4.3750	11/14/31	228,619

	RETAIL - DISCRETIONARY — 1.0%
200,000 EUR	Avis Budget Finance plc(c)		7.0000	02/28/29	218,705
150,000 EUR	Avis Budget Finance plc		7.2500	07/31/30	164,266
404,000 USD	Movida Europe S.A.(c)		7.8500	04/11/29	383,544
					766,515
	SOFTWARE — 0.5%
320,000 EUR	Helios Software Holdings, Inc. / ION Corporate(c)		7.8750	05/01/29	352,273

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.3% (Continued)
	SPECIALTY FINANCE — 0.6%
390,000 USD	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	$343,223
35,000 USD	Avolon Holdings Funding Ltd.(c)		2.5280	11/18/27	32,394
50,000 USD	Avolon Holdings Funding Ltd.(c)		5.7500	11/15/29	50,803
					426,420
	STEEL — 0.7%
790,000 USD	Metinvest BV(c)		7.7500	10/17/29	507,407

	TELECOMMUNICATIONS — 1.7%
100,000 EUR	Altice France Holding S.A.(c)		8.0000	05/15/27	30,814
100,000 EUR	Altice France S.A.(c)		2.1250	02/15/25	105,228
100,000 EUR	Altice France S.A.		2.1250	02/15/25	105,228
16,000 USD	Millicom International Cellular S.A.(c)		4.5000	04/27/31	14,448
300,000 EUR	Orange S.A.		2.0000	01/15/29	315,700
200,000 EUR	Telefonica Emisiones S.A.		2.5920	05/25/31	209,075
190,000 USD	VF Ukraine PAT via VFU Funding plc(c)		6.2000	02/11/25	174,325
375,000 USD	Vodafone Group plc		5.8750	06/28/64	369,504
					1,324,322
	TOBACCO & CANNABIS — 0.3%
165,000 USD	BAT Capital Corporation		4.3900	08/15/37	143,851
85,000 USD	Imperial Brands Finance plc(c)		5.5000	02/01/30	85,989
					229,840
	TRANSPORTATION & LOGISTICS — 1.3%
200,000 EUR	Abertis Infraestructuras S.A.		2.3750	09/27/27	212,915
241,000 USD	Adani Ports & Special Economic Zone Ltd.(c)		3.1000	02/02/31	200,311
250,000 EUR	Autostrade per l’Italia SpA		5.1250	06/14/33	290,861
6,000 USD	DP World PLC(c)		4.7000	09/30/49	5,062
109,000 USD	Georgian Railway JSC(c)		4.0000	06/17/28	96,356
194,000 USD	Grupo Aeromexico S.A.B. de C.V.(c),(d)		8.5000	03/17/27	202,421
					1,007,926

	TOTAL CORPORATE BONDS (Cost $49,059,733)				47,768,939

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.9%
	LOCAL AUTHORITY — 0.4%
150,000 CAD	Province of British Columbia Canada	3.2000	06/18/44	$92,490
250,000 CAD	Province of Ontario Canada	2.8000	06/02/48	141,536
87,669 USD	Provincia de Buenos Aires/Government Bonds(f)	5.2500	09/01/37	50,300
				284,326
	NON U.S. TREASURY — 6.9%
1,800,000 AUD	Australia Government Bond	1.2500	05/21/32	948,740
1,030,000 BRL	Brazil Notas do Tesouro Nacional Serie F	10.0000	01/01/31	163,789
1,220,000 BRL	Brazil Notas do Tesouro Nacional Serie F	10.0000	01/01/33	190,420
550,000 CAD	Canadian Government Bond	2.2500	06/01/29	383,690
146,200,000 COP	Colombian TES	7.5000	08/26/26	32,415
942,900,000 COP	Colombian TES	6.0000	04/28/28	189,743
4,660,000 CZK	Czech Republic Government Bond	1.7500	06/23/32	171,567
1,600,000,000 IDR	Indonesia Treasury Bond	8.7500	05/15/31	112,385
1,562,000,000 IDR	Indonesia Treasury Bond	8.2500	05/15/36	109,449
76,000 EUR	Ireland Government Bond	5.4000	03/13/25	83,355
50,000 EUR	Ireland Government Bond	0.9000	05/15/28	51,780
130,000 EUR	Ireland Government Bond	1.3000	05/15/33	127,406
750,000 EUR	Italy Buoni Poliennali Del Tesoro	2.8000	12/01/28	814,358
640,000 EUR	Italy Buoni Poliennali Del Tesoro(c)	2.4500	09/01/33	646,143
180,000 EUR	Italy Buoni Poliennali Del Tesoro	5.0000	08/01/39	219,689
235,000 EUR	Italy Buoni Poliennali Del Tesoro	5.0000	09/01/40	286,605
1,520,000 MXN	Mexican Bonos	8.5000	11/18/38	66,532
3,930,000 MXN	Mexican Bonos	7.7500	11/13/42	155,512
170,000 EUR	Spain Government Bond	4.2000	01/31/37	202,731
250,000 EUR	Spain Government Bond	2.7000	10/31/48	232,701
2,530,000 THB	Thailand Government Bond	3.6500	06/20/31	81,262
				5,270,272
	SOVEREIGN — 18.9%
270,000 USD	Angolan Government International Bond(c)	8.7500	04/14/32	245,363
51,000 USD	Angolan Government International Bond(c)	9.1250	11/26/49	42,776
112,000 USD	Argentine Republic Government International Bond	1.0000	07/09/29	80,659
838,080 USD	Argentine Republic Government International Bond(f)	0.7500	07/09/30	565,982

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.9% (Continued)
	SOVEREIGN — 18.9% (Continued)
200,000 USD	Bahrain Government International Bond	6.7500	09/20/29	$205,924
230,000 USD	Bahrain Government International Bond(c)	5.6250	09/30/31	220,732
37,000 USD	Bahrain Government International Bond(c)	5.2500	01/25/33	33,935
245,000 USD	Bahrain Government International Bond(c)	5.6250	05/18/34	227,502
100,000 EUR	Benin Government International Bond(c)	4.8750	01/19/32	97,321
110,000 USD	Benin Government International Bond(c)	7.9600	02/13/38	108,480
26,000 USD	Bermuda Government International Bond(c)	4.7500	02/15/29	25,578
120,000 BRL	Brazilian Government International Bond	10.2500	01/10/28	21,090
30,000 USD	Brazilian Government International Bond	6.0000	10/20/33	29,819
410,000 USD	Brazilian Government International Bond	7.1250	05/13/54	410,075
5,000 USD	Chile Government International Bond	2.7500	01/31/27	4,788
8,000 USD	Chile Government International Bond	2.4500	01/31/31	6,981
44,000 USD	Chile Government International Bond	2.5500	01/27/32	37,732
26,000 USD	Chile Government International Bond	3.5000	01/31/34	23,052
4,000 USD	Chile Government International Bond	4.9500	01/05/36	3,914
3,000 USD	Chile Government International Bond	4.3400	03/07/42	2,620
71,000 USD	Chile Government International Bond	3.8600	06/21/47	55,471
4,000 USD	Chile Government International Bond	3.1000	01/22/61	2,490
100,000 EUR	Colombia Government International Bond	3.8750	03/22/26	108,674
28,000 USD	Colombia Government International Bond	4.5000	03/15/29	26,035
97,000 USD	Colombia Government International Bond	3.2500	04/22/32	75,152
41,000 USD	Colombia Government International Bond	8.0000	11/14/35	41,567
173,000 USD	Colombia Government International Bond	4.1250	02/22/42	110,357
31,000 USD	Colombia Government International Bond	5.6250	02/26/44	23,369
327,000 USD	Colombia Government International Bond	5.0000	06/15/45	224,911
62,000 USD	Colombia Government International Bond	5.2000	05/15/49	42,459
104,000 USD	Colombia Government International Bond	8.7500	11/14/53	106,219
109,000 USD	Colombia Government International Bond	3.8750	02/15/61	58,213
64,000 USD	Costa Rica Government International Bond	7.0000	04/04/44	66,096
111,000 USD	Costa Rica Government International Bond(c)	7.3000	11/13/54	117,910
17,000 USD	Dominican Republic International Bond	5.5000	02/22/29	16,737
323,000 USD	Dominican Republic International Bond(c)	4.8750	09/23/32	296,082
82,000 USD	Dominican Republic International Bond(c)	7.4500	04/30/44	89,036
41,000 USD	Dominican Republic International Bond	6.5000	02/15/48	40,271

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.9% (Continued)
	SOVEREIGN — 18.9% (Continued)
460,000 USD	Dominican Republic International Bond(d)	5.8750	01/30/60	$408,159
44,000 USD	Ecuador Government International Bond(c),(f)	6.9000	07/31/30	30,373
641,000 USD	Ecuador Government International Bond(f)	6.9000	07/31/30	442,484
244,000 USD	Ecuador Government International Bond(f)	5.5000	07/31/35	135,604
46,000 USD	Ecuador Government International Bond(f)	5.0000	07/31/40	23,558
834,000 USD	Egypt Government International Bond(c)	7.6250	05/29/32	733,524
59,000 USD	Egypt Government International Bond(c)	8.8750	05/29/50	48,264
44,000 USD	El Salvador Government International Bond	9.2500	04/17/30	43,725
69,000 USD	El Salvador Government International Bond	8.2500	04/10/32	64,725
118,000 USD	El Salvador Government International Bond	7.1250	01/20/50	90,283
233,000 USD	Ethiopia International Bond(c)	6.6250	12/11/24	182,541
22,000 USD	Export-Import Bank of India	2.2500	01/13/31	18,779
2,000 USD	Finance Department Government of Sharjah(c)	4.0000	07/28/50	1,360
12,333 USD	Gabon Government International Bond(c)	6.3750	12/12/24	12,277
66,000 USD	Gabon Government International Bond(c)	6.6250	02/06/31	52,813
21,560 USD	Ghana Government International Bond(g)	0.0000	07/03/26	20,044
8,000 USD	Ghana Government International Bond(c),(g)	0.0000	07/03/26	7,438
130,438 USD	Ghana Government International Bond(f)	5.0000	07/03/29	112,177
48,400 USD	Ghana Government International Bond(c),(f)	5.0000	07/03/29	41,624
31,488 USD	Ghana Government International Bond(g)	0.0000	01/03/30	23,925
13,403 USD	Ghana Government International Bond(c),(g)	0.0000	01/03/30	10,184
187,572 USD	Ghana Government International Bond(f)	5.0000	07/03/35	131,088
69,600 USD	Ghana Government International Bond(c),(f)	5.0000	07/03/35	48,642
45,000 USD	Guatemala Government Bond(c)	6.5500	02/06/37	45,378
303,000 USD	Guatemala Government Bond	6.1250	06/01/50	278,601
43,000 USD	Hazine Mustesarligi Varlik Kiralama A/S(c)	8.5090	01/14/29	46,564
26,000 USD	Honduras Government International Bond	6.2500	01/19/27	25,464
44,000 USD	Hungary Government International Bond(c)	6.1250	05/22/28	45,314
30,000 USD	Hungary Government International Bond(c)	6.2500	09/22/32	31,224
29,000 USD	Hungary Government International Bond(c)	5.5000	03/26/36	27,974
3,000 USD	Hungary Government International Bond(c)	6.7500	09/25/52	3,195
16,000 USD	Indonesia Government International Bond	4.5500	01/11/28	15,956
5,000 USD	Indonesia Government International Bond	4.6500	09/20/32	4,900
130,000 USD	Indonesia Government International Bond	4.8500	01/11/33	128,758

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.9% (Continued)
	SOVEREIGN — 18.9% (Continued)
6,000 USD	Indonesia Government International Bond	4.2000	10/15/50	$5,091
218,750 USD	Iraq International Bond	5.8000	01/15/28	210,774
100,000 EUR	Ivory Coast Government International Bond(c)	5.8750	10/17/31	102,431
24,000 USD	Ivory Coast Government International Bond(c)	8.2500	01/30/37	23,945
121,000 EUR	Ivory Coast Government International Bond	6.6250	03/22/48	106,456
58,000 USD	Jordan Government International Bond(c)	7.7500	01/15/28	59,584
63,000 USD	Jordan Government International Bond(c)	7.5000	01/13/29	64,305
80,000 USD	Jordan Government International Bond(c)	5.8500	07/07/30	75,867
80,000 USD	Jordan Government International Bond(c)	7.3750	10/10/47	73,015
20,000 USD	Kazakhstan Government International Bond(c)	6.5000	07/21/45	22,398
217,000 USD	Kenya Government International Bond(c)	8.0000	05/22/32	200,439
509,000 USD	Lebanon Government International Bond(e)	6.1000	10/04/22	44,060
72,000 USD	Lebanon Government International Bond(e)	6.4000	05/26/23	6,189
156,000 USD	Lebanon Government International Bond(e)	6.1500	06/19/23	13,377
11,000 USD	Magyar Export-Import Bank Zrt(c)	6.1250	12/04/27	11,218
690,000 MYR	Malaysia Government Bond	2.6320	04/15/31	146,266
16,000 USD	Malaysia Wakala Sukuk Bhd	3.0750	04/28/51	11,701
11,000 USD	Mexico Government International Bond	4.7500	04/27/32	10,243
32,000 USD	Mexico Government International Bond	4.8750	05/19/33	29,520
71,000 USD	Mexico Government International Bond	6.3500	02/09/35	71,432
98,000 USD	Mexico Government International Bond	4.7500	03/08/44	78,008
1,000 USD	Mexico Government International Bond	6.3380	05/04/53	932
34,000 USD	Mexico Government International Bond	3.7710	05/24/61	20,534
255,000 USD	Nigeria Government International Bond(c)	6.1250	09/28/28	230,609
170,000 USD	Nigeria Government International Bond(c)	7.8750	02/16/32	152,987
200,000 USD	Nigeria Government International Bond	7.6250	11/28/47	153,078
170,000 USD	Oman Government International Bond(c)	6.0000	08/01/29	174,298
381,000 USD	Oman Government International Bond(c)	7.3750	10/28/32	426,304
60,000 USD	Oman Government International Bond(c)	6.7500	01/17/48	62,180
16,000 USD	Oriental Republic of Uruguay	5.2500	09/10/60	15,226
286,000 USD	Pakistan Government International Bond(c)	6.0000	04/08/26	269,102
13,000 USD	Panama Government International Bond	3.8750	03/17/28	12,248
14,000 USD	Panama Government International Bond	3.1600	01/23/30	12,104
115,000 USD	Panama Government International Bond(d)	2.2520	09/29/32	84,324

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.9% (Continued)
	SOVEREIGN — 18.9% (Continued)
10,000 USD	Panama Government International Bond	6.4000	02/14/35	$9,593
11,000 USD	Panama Government International Bond	6.7000	01/26/36	10,834
3,000 USD	Panama Government International Bond	8.0000	03/01/38	3,169
6,000 USD	Panama Government International Bond	4.5000	01/19/63	3,804
15,000 USD	Papua New Guinea Government International Bond(c)	8.3750	10/04/28	14,879
70,000 USD	Peruvian Government International Bond	2.7830	01/23/31	60,917
43,000 USD	Peruvian Government International Bond	3.0000	01/15/34	35,491
7,000 USD	Peruvian Government International Bond	5.8750	08/08/54	6,937
28,000 USD	Philippine Government International Bond	2.4570	05/05/30	24,959
2,000 USD	Philippine Government International Bond	1.6480	06/10/31	1,651
2,000 USD	Philippine Government International Bond	6.3750	01/15/32	2,181
82,000 USD	Philippine Government International Bond	5.0000	07/17/33	82,222
4,000 USD	Philippine Government International Bond	2.9500	05/05/45	2,797
1,000 USD	Philippine Government International Bond	4.2000	03/29/47	846
2,000 USD	Philippine Government International Bond	5.9500	10/13/47	2,143
4,000 USD	Qatar Government International Bond(c)	4.4000	04/16/50	3,561
103,571 USD	Republic of Angola Via Avenir Issuer II Ireland	6.9270	02/19/27	100,349
74,000 USD	Republic of Armenia International Bond(c)	3.6000	02/02/31	62,163
53,000 USD	Republic of Kenya Government International Bond(c)	7.0000	05/22/27	52,413
240,000 PLN	Republic of Poland Government Bond	2.7500	04/25/28	55,138
340,000 PLN	Republic of Poland Government Bond	7.5000	07/25/28	90,835
430,000 PLN	Republic of Poland Government Bond	1.7500	04/25/32	81,553
6,000 USD	Republic of Poland Government International Bond	5.7500	11/16/32	6,270
41,000 USD	Republic of Poland Government International Bond	4.8750	10/04/33	40,409
105,000 USD	Republic of Poland Government International Bond	5.1250	09/18/34	104,095
11,000 USD	Republic of Poland Government International Bond	5.5000	04/04/53	10,670
4,220,000 ZAR	Republic of South Africa Government Bond	8.7500	02/28/48	191,944
46,000 USD	Republic of South Africa Government International	4.3000	10/12/28	43,560
323,000 USD	Republic of South Africa Government International	5.8750	04/20/32	310,174
151,000 USD	Republic of South Africa Government International	5.7500	09/30/49	118,316
88,000 USD	Republic of South Africa Government International	7.3000	04/20/52	83,098
8,000 EUR	Romanian Government International Bond	2.3750	04/19/27	8,468
1,000 USD	Romanian Government International Bond(c)	6.6250	02/17/28	1,032
44,000 USD	Romanian Government International Bond(c)	7.1250	01/17/33	46,688

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.9% (Continued)
	SOVEREIGN — 18.9% (Continued)
20,000 USD	Romanian Government International Bond	7.1250	01/17/33	$21,222
62,000 USD	Romanian Government International Bond(c)	6.3750	01/30/34	62,187
12,000 USD	Romanian Government International Bond	5.1250	06/15/48	9,873
13,000 USD	Saudi Government International Bond(c)	2.2500	02/02/33	10,569
140,000 USD	Saudi Government International Bond(c)	4.8750	07/18/33	138,796
2,000 USD	Saudi Government International Bond(c)	4.6250	10/04/47	1,706
1,000 USD	Saudi Government International Bond(c)	5.0000	04/17/49	899
31,000 USD	Saudi Government International Bond(c)	5.7500	01/16/54	30,093
142,000 USD	Senegal Government International Bond(c)	6.7500	03/13/48	100,589
169,000 USD	Serbia International Bond(c)	2.1250	12/01/30	139,886
16,000 USD	Serbia International Bond(c)	6.0000	06/12/34	16,078
48,000 USD	Sri Lanka Government International Bond(e)	6.3500	06/28/24	29,391
453,000 USD	Sri Lanka Government International Bond(c)	7.8500	03/14/29	284,564
201,000 USD	Turkey Government International Bond	9.8750	01/15/28	224,844
171,000 USD	Turkey Government International Bond	9.3750	03/14/29	190,831
26,000 USD	Turkey Government International Bond	9.1250	07/13/30	29,075
75,000 USD	Turkey Government International Bond	5.9500	01/15/31	71,709
207,000 USD	Turkey Government International Bond	5.7500	05/11/47	160,638
549,000 USD	Turkiye Government International Bond	7.6250	05/15/34	566,788
13,076 USD	Ukraine Government International Bond(f)	1.7500	02/01/29	7,895
3,571 USD	Ukraine Government International Bond(f)	0.0000	02/01/30	1,722
13,970 USD	Ukraine Government International Bond(c),(f)	0.0000	02/01/30	6,737
13,345 USD	Ukraine Government International Bond(f)	0.0000	02/01/34	4,941
202,205 USD	Ukraine Government International Bond(c),(f)	0.0000	02/01/34	74,866
22,883 USD	Ukraine Government International Bond(f)	1.7500	02/01/34	10,807
88 USD	Ukraine Government International Bond(c),(f)	1.7500	02/01/34	42
11,278 USD	Ukraine Government International Bond(f)	0.0000	02/01/35	5,512
490,117 USD	Ukraine Government International Bond(c),(f)	0.0000	02/01/35	239,544
26,152 USD	Ukraine Government International Bond(f)	1.7500	02/01/35	12,063
9,398 USD	Ukraine Government International Bond(f)	0.0000	02/01/36	4,570
36,764 USD	Ukraine Government International Bond(c),(f)	0.0000	02/01/36	17,877
3,269 USD	Ukraine Government International Bond(f)	1.7500	02/01/36	1,483
51,150 USD	Ukraine Government International Bond(c),(f)	1.7500	02/01/36	23,209
5,000 USD	Uruguay Government International Bond	4.3750	01/23/31	4,919

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.9% (Continued)
	SOVEREIGN — 18.9% (Continued)
425,000 USD	Venezuela Government International Bond(e)	0.0000	08/05/31	$66,633
82,896 USD	Zambia Government International Bond(c),(f)	5.7500	06/30/33	72,849
				14,531,102
	SUPRANATIONAL — 0.7%
29,500,000 INR	European Bank for Reconstruction & Development	6.3000	10/26/27	345,237
200,000 EUR	European Investment Bank	1.1250	09/15/36	179,074
				524,311
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $21,314,378)			20,610,011

Shares
	SHORT-TERM INVESTMENTS — 9.4%
	COLLATERAL FOR SECURITIES LOANED - 2.6%
1,975,463	Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(h),(i)	1,975,463

	MONEY MARKET FUNDS - 6.8%
5,188,234	Fidelity Government Portfolio, Institutional Class, 4.74%(i)	5,188,234

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,163,697)	7,163,697

	TOTAL INVESTMENTS - 98.6% (Cost $77,546,590)	$75,551,559
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%	1,061,213
	NET ASSETS - 100.0%	$76,612,772

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(j)	Value and Unrealized Depreciation
70	Eurex 10 Year Euro BUND Future	12/09/2024	$10,034,805	$(149,356)
6	Eurex 30 Year Euro BUXL Future	12/09/2024	863,781	(22,583)
20	French Government Bond Futures	12/09/2024	2,711,769	(38,716)
24	Long Gilt Future	12/30/2024	2,909,728	(153,648)
9	TSE Japanese 10 Year Bond Futures	12/16/2024	8,540,909	(31,943)
	TOTAL FUTURES CONTRACTS			$(396,246)

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(j)	Value and Unrealized Appreciation
67	CBOT 10 Year US Treasury Note Future	12/20/2024	$7,401,406	$231,883
16	CBOT 5 Year US Treasury Note Future	01/01/2025	1,715,750	36,250
4	CBOT US Treasury Bond Futures	12/20/2024	471,875	25,625
21	Euro-BTP Italian Bond Futures	12/09/2024	2,730,640	6,039
	TOTAL FUTURES CONTRACTS			$299,797

CREDIT DEFAULT SWAP AGREEMENTS
Description	Payment Frequency(k)	Counterparty	Fixed Deal (Pay)Rate	Implied Credit Spread	Maturity Date	Notional Value(j)	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM SERIES 42	Quarterly(1)	Citibank	1.00%	168	12/20/2029	$2,330,000	$67,659	$68,869	$(1,210)
ITRAXX EUROPE CROSSOVER SERIES 42	Quarterly(1)	Citibank	5.00%	(314)	12/20/2029	2,530,000	(236,705)	(234,478)	(2,227)
TOTAL							$(169,046)	$(165,609)	$(3,437)

(1)	Buy Protection

FOREIGN CURRENCY CONTRACTS

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Brazilian Real	11/04/2024	Citi Capital Markets	676,202	$116,964	$(107)
Brazilian Real	11/04/2024	JP Morgan Chase	220,000	38,054	(307)
Indonesia Rupiah	11/04/2024	SCB	1,084,694,801	69,115	48
Colombian Peso	11/05/2024	Citi Capital Markets	372,026,228	84,131	(210)
Singapore Dollar	11/18/2024	JP Morgan Chase	240,000	181,875	(1,836)
Mexican Peso	11/20/2024	Citi Capital Markets	18,080,000	900,749	(26,683)
Euro	11/22/2024	Citi Capital Markets	230,000	250,346	1,021
Turkish Lira	12/11/2024	JP Morgan Chase	1,230,000	34,539	305
Brazilian Real	01/03/2025	JP Morgan Chase	35,000	6,013	(2)
British Pound	01/10/2025	Barclay	20,000	25,780	(164)
Euro	01/10/2025	Barclay	403,000	439,669	(705)
				$2,147,235	$(28,640)

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

FOREIGN CURRENCY CONTRACTS (Continued)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Sell:
Brazilian Real	11/04/2024	JP Morgan Chase	220,000	$38,054	$672
Japanese Yen	11/05/2024	Citi Capital Markets	2,605,258	17,149	(150)
Euro	11/06/2024	JP Morgan Chase	6,759,261	7,352,415	139,586
Singapore Dollar	11/18/2024	Citi Capital Markets	240,000	181,875	1,914
Brazilian Real	01/03/2025	JP Morgan Chase	220,000	37,798	297
Australian Dollar	01/10/2025	Barclay	1,508,000	992,893	27,435
British Pound	01/10/2025	Citi Capital Markets	1,429,600	1,842,770	27,839
Canadian Dollar	01/10/2025	JP Morgan Chase	913,100	657,393	15,327
Euro	01/10/2025	Citi Capital Markets	147,000	160,376	(711)
Euro	01/10/2025	JP Morgan Chase	14,594,200	15,922,132	160,298
Japanese Yen	01/10/2025	JP Morgan Chase	65,066,799	432,242	12,746
				$27,635,097	$385,253

Total					$356,613

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased	Local Currency Amount Sold	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
Euro	Japanese Yen	11/5/2024	JP Morgan Chase	360,000	57,306,581	391,576	(377,213)	$14,363
Japanese Yen	Euro	11/5/2024	JP Morgan Chase	59,911,840	360,000	394,362	(391,576)	2,786
Euro	Japanese Yen	12/5/2024	JP Morgan Chase	360,000	59,753,706	392,057	(394,851)	(2,794)
Euro	British Pound	12/6/2024	JP Morgan Chase	440,000	367,431	479,206	(473,678)	5,528
British Pound	Euro	1/10/2025	Barclay	66,300	79,310	85,461	(86,526)	(1,065)
British Pound	Euro	1/10/2025	Citi Capital Markets	6,700	7,979	8,636	(8,704)	(68)
Euro	British Pound	1/10/2025	Barclay	1,968,382	1,658,200	2,147,486	(2,137,437)	10,049
						$3,898,784	$3,869,985	$28,799

Total								$28,799

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

EUR003M	Euribor 3 Month

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Columbian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

IDR	Indonesia Rupiah

INR	Indian Rupee

MXN	Mexican Peso

MYR	Malaysian Ringgit

PLN	Polish Zloty

THB	Thailand Baht

USD	US Dollars

ZAR	South African Rand

(a)	Percentage rounds to less than 0.1%.

(b)	Variable rate security; the rate shown represents the rate on October 31, 2024.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is $29,662,803 or 38.7% of net assets.

(d)	All or a portion of these securities are on loan. Total loaned securities had a value of $1,921,281 at October 31, 2024.

(e)	Represents issuer in default on interest payments; non-income producing security.

(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at October 31, 2024.

(g)	Zero coupon bond.

(h)	Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $1,975,463 at October 31, 2024.

(i)	Rate disclosed is the seven day effective yield as of October 31, 2024.

(j)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(k)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4%
	AEROSPACE & DEFENSE - 3.3%
8,506	L3Harris Technologies, Inc.	$2,104,980
24,746	RTX Corporation	2,994,018
		5,098,998
	ASSET MANAGEMENT - 2.0%
3,148	Blackrock, Inc.	3,088,282

	AUTOMOTIVE - 1.0%
29,401	General Motors Company	1,492,395

	BANKING - 7.6%
75,202	Bank of America Corporation	3,144,948
24,291	JPMorgan Chase & Company	5,390,659
15,537	Truist Financial Corporation	668,868
42,198	Wells Fargo & Company	2,739,494
		11,943,969
	BIOTECH & PHARMA - 6.3%
14,240	AbbVie, Inc.	2,903,109
5,008	Amgen, Inc.	1,603,361
22,478	Gilead Sciences, Inc.	1,996,496
10,866	Johnson & Johnson	1,737,039
16,060	Merck & Company, Inc.	1,643,259
		9,883,264
	CHEMICALS - 3.0%
5,920	Air Products and Chemicals, Inc.	1,838,338
17,549	Corteva, Inc.	1,069,085
20,273	DuPont de Nemours, Inc.	1,682,456
		4,589,879
	CONSTRUCTION MATERIALS - 2.2%
3,478	Martin Marietta Materials, Inc.	2,060,159
7,955	Owens Corning	1,406,364
		3,466,523
	CONSUMER SERVICES - 0.7%
13,448	Service Corp International(a)	1,098,029

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.5%
11,519	Honeywell International, Inc.	$2,369,228

	ELECTRIC UTILITIES - 3.4%
21,866	Duke Energy Corporation	2,520,494
35,540	NextEra Energy, Inc.(a)	2,816,545
		5,337,039
	ELECTRICAL EQUIPMENT - 1.5%
30,356	Johnson Controls International PLC	2,293,396

	ENGINEERING & CONSTRUCTION - 1.6%
8,385	Quanta Services, Inc.	2,529,168

	ENTERTAINMENT CONTENT - 2.7%
35,974	Fox Corporation, Class A(a)	1,510,908
27,871	Walt Disney Company (The)	2,681,190
		4,192,098
	FOOD - 2.2%
35,020	Mondelez International, Inc., A	2,398,170
17,374	Tyson Foods, Inc., Class A	1,017,943
		3,416,113
	HEALTH CARE FACILITIES & SERVICES - 3.7%
7,285	Cencora, Inc.	1,661,563
7,265	UnitedHealth Group, Inc.	4,101,092
		5,762,655
	HOUSEHOLD PRODUCTS - 1.7%
16,290	Procter & Gamble Company (The)	2,690,782

	INDUSTRIAL REIT - 0.8%
10,430	Prologis, Inc.	1,177,964

	INFRASTRUCTURE REIT - 1.3%
9,330	American Tower Corporation, A	1,992,328

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
15,403	Bank of New York Mellon Corporation (The)	$1,160,770
14,515	Intercontinental Exchange, Inc.	2,262,453
		3,423,223
	INSURANCE - 5.9%
7,068	Berkshire Hathaway, Inc., Class B(b)	3,187,102
21,637	Hartford Financial Services Group, Inc. (The)	2,389,590
10,437	Prudential Financial, Inc.	1,278,324
9,637	Travelers Companies, Inc. (The)	2,370,124
		9,225,140
	INTERNET MEDIA & SERVICES - 2.6%
10,807	Alphabet, Inc., Class A	1,849,186
3,973	Meta Platforms, Inc., Class A	2,254,995
		4,104,181
	LEISURE FACILITIES & SERVICES - 0.9%
9,245	Darden Restaurants, Inc. - Series T(a)	1,479,385

	MACHINERY - 3.1%
4,801	Caterpillar, Inc.	1,806,136
4,738	Parker-Hannifin Corporation	3,004,224
		4,810,360
	MEDICAL EQUIPMENT & DEVICES - 6.8%
29,267	Abbott Laboratories	3,317,999
50,038	Avantor, Inc.(a),(b)	1,119,350
8,847	Becton Dickinson and Company	2,066,571
4,046	Stryker Corporation	1,441,509
4,672	Thermo Fisher Scientific, Inc.	2,552,407
		10,497,836
	METALS & MINING - 1.0%
36,117	Freeport-McMoRan, Inc.	1,625,987

	OIL & GAS PRODUCERS - 6.7%
22,673	ConocoPhillips	2,483,600
14,472	EOG Resources, Inc.	1,765,005
4,700	Expand Energy Corporation(a)	398,184

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	OIL & GAS PRODUCERS - 6.7% (Continued)
39,361	Exxon Mobil Corporation	$4,596,579
9,381	Phillips 66	1,142,793
		10,386,161
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
46,658	Schlumberger N.V.	1,869,586

	RESIDENTIAL REIT - 0.9%
20,569	Equity LifeStyle Properties, Inc.	1,442,298

	RETAIL - CONSUMER STAPLES - 1.2%
12,378	Target Corporation	1,857,195

	RETAIL - DISCRETIONARY - 1.7%
10,172	Lowe’s Companies, Inc.	2,663,335

	SELF-STORAGE REIT - 1.2%
5,725	Public Storage	1,883,869

	SEMICONDUCTORS - 2.9%
10,963	Broadcom, Inc.	1,861,188
17,574	Micron Technology, Inc.	1,751,249
11,885	ON Semiconductor Corporation(b)	837,774
		4,450,211
	SOFTWARE - 2.4%
4,354	Microsoft Corporation	1,769,248
12,072	Oracle Corporation	2,026,164
		3,795,412
	SPECIALTY FINANCE - 1.1%
6,193	American Express Company	1,672,605

	TECHNOLOGY HARDWARE - 3.1%
44,246	Cisco Systems, Inc.	2,423,354
5,174	Motorola Solutions, Inc.	2,324,937
		4,748,291

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	TECHNOLOGY SERVICES - 2.7%
22,084	PayPal Holdings, Inc.(b)	$1,751,261
5,195	S&P Global, Inc.	2,495,470
		4,246,731
	TELECOMMUNICATIONS - 1.1%
40,943	Verizon Communications, Inc.	1,724,929

	TRANSPORTATION & LOGISTICS - 3.2%
60,379	CSX Corporation	2,031,150
38,549	Delta Air Lines, Inc.	2,205,773
14,051	Knight-Swift Transportation Holdings, Inc.	731,776
		4,968,699

	TOTAL COMMON STOCKS (Cost $92,979,560)	153,297,544

	SHORT-TERM INVESTMENTS — 5.6%
	COLLATERAL FOR SECURITIES LOANED - 3.8%
5,958,550	Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (Cost $5,958,550)(c)(d)	5,958,550

	MONEY MARKET FUNDS - 1.8%
2,830,997	Invesco Treasury Portfolio, Institutional Class, 4.74% (Cost $2,830,997)(c)	2,830,997

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,789,547)	8,789,547

	TOTAL INVESTMENTS - 104.0% (Cost $101,769,107)	$162,087,091
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%	(6,224,918)
	NET ASSETS - 100.0%	$155,862,173

LLC	- Limited Liability Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,881,333 at October 31, 2024.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2024.

(d)	Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $5,958,550 at October 31, 2024.

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.1%
	AEROSPACE & DEFENSE - 1.3%
32,834	AerSale Corporation(a)	$173,035
5,865	Embraer S.A. - ADR(a),(b)	196,595
13,144	Ituran Location and Control Ltd.	351,339
13,216	Leonardo DRS, Inc.(a)	397,405
650	Moog, Inc., Class A	122,590
		1,240,964
	APPAREL & TEXTILE PRODUCTS - 1.4%
25,813	Gildan Activewear, Inc.	1,262,255
29,428	Under Armour, Inc., Class C(a)	232,481
		1,494,736
	AUTOMOTIVE - 0.6%
8,101	Gentherm, Inc.(a)	339,837
40,187	Motorcar Parts of America, Inc.(a)	211,785
		551,622
	BANKING - 11.6%
24,229	Capital Bancorp, Inc.	611,782
21,125	Capital City Bank Group, Inc.	739,375
8,838	Central Pacific Financial Corporation	238,096
19,723	Dime Community Bancshares, Inc.	593,071
9,219	Enterprise Financial Services Corporation	486,026
8,955	Esquire Financial Holdings, Inc.	596,224
24,069	First BanCorporation	464,050
34,954	First Commonwealth Financial Corporation	574,644
34,994	Horizon Bancorp, Inc.	560,604
22,203	Independent Bank Corporation	727,814
41,457	Investar Holding Corporation	865,207
10,176	National Bank Holdings Corporation, Class A	457,513
13,606	Northeast Bank	1,209,028
18,504	OceanFirst Financial Corporation	336,773
18,938	OFG Bancorp	762,632
5,607	Popular, Inc.	500,313
28,445	Premier Financial Corporation	701,454
7,064	Prosperity Bancshares, Inc.	517,085

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	BANKING - 11.6% (Continued)
10,756	Webster Financial Corporation	$557,161
		11,498,852
	BIOTECH & PHARMA - 0.8%
6,495	Halozyme Therapeutics, Inc.(a)	328,452
25,178	Innoviva, Inc.(a),(b)	492,482
		820,934
	CABLE & SATELLITE - 0.3%
10,191	Sirius XM Holdings, Inc.(b)	271,692

	CHEMICALS - 2.7%
5,987	Ashland, Inc.	506,321
22,341	Huntsman Corporation	491,502
38,615	Kronos Worldwide, Inc.	445,617
93,223	Rayonier Advanced Materials, Inc.(a)	742,055
38,032	Tronox Holdings PLC, Class A	460,948
		2,646,443
	COMMERCIAL SUPPORT SERVICES - 2.9%
8,186	ABM Industries, Inc.	434,349
81,737	ADT, Inc.	588,506
26,896	BrightView Holdings, Inc.(a)	440,556
30,576	Resources Connection, Inc.	246,137
6,672	Stericycle, Inc.(a)	410,128
12,502	V2X, Inc.(a)	770,124
		2,889,800
	CONSTRUCTION MATERIALS - 0.5%
11,137	Summit Materials, Inc., Class A(a)	528,005

	CONSUMER SERVICES - 1.4%
73,131	Legacy Education, Inc.(a)	386,863
23,318	Matthews International Corporation, Class A	543,076
4,513	Stride, Inc.(a),(b)	420,973
		1,350,912
	E-COMMERCE DISCRETIONARY - 0.3%
13,899	Overstock.com, Inc.(a)	89,093

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	E-COMMERCE DISCRETIONARY - 0.3% (Continued)
4,764	Wayfair, Inc., Class A(a),(b)	$204,042
		293,135
	ELECTRIC UTILITIES - 2.1%
9,888	ALLETE, Inc.	631,942
14,321	Portland General Electric Company	678,815
1,758	Talen Energy Corporation(a)	318,831
8,576	Unitil Corporation	496,465
		2,126,053
	ELECTRICAL EQUIPMENT - 2.0%
11,922	Allient, Inc.	206,131
1,283	Atkore, Inc.	110,030
274,049	Babcock & Wilcox Enterprises, Inc.(a)	630,313
18,956	Bloom Energy Corporation, Class A(a),(b)	181,978
4,435	Mesa Laboratories, Inc.	505,767
7,406	Mirion Technologies, Inc.(a),(b)	109,609
29,984	Stoneridge, Inc.(a)	209,588
		1,953,416
	ENGINEERING & CONSTRUCTION - 5.0%
10,395	Arcosa, Inc.	973,388
17,830	Bowman Consulting Group Ltd.(a)	361,949
7,773	Fluor Corporation(a)	406,372
1,314	IES Holdings, Inc.(a)	287,326
7,456	KBR, Inc.	499,627
4,810	MasTec, Inc.(a)	591,101
149,147	Orion Group Holdings, Inc.(a)	911,288
16,475	Tutor Perini Corporation(a)	427,032
4,900	VSE Corporation(b)	502,838
		4,960,921
	ENTERTAINMENT CONTENT - 0.5%
62,590	Reservoir Media, Inc.(a),(b)	521,375

	FOOD - 1.0%
51,403	Nomad Foods Ltd.	902,123

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	FOOD - 1.0% (Continued)
3,224	TreeHouse Foods, Inc.(a)	$117,289
		1,019,412
	GAS & WATER UTILITIES - 1.3%
15,326	BKV Corporation(a),(b)	276,481
14,534	RGC Resources, Inc.	297,511
11,058	Spire, Inc.	706,164
		1,280,156
	HEALTH CARE FACILITIES & SERVICES - 2.6%
22,241	Joint Corporation (The)(a)	245,763
209,653	Quipt Home Medical Corporation(a)	549,291
8,701	Tenet Healthcare Corporation(a)	1,348,829
41,918	Viemed Healthcare, Inc.(a)	358,399
		2,502,282
	HOME & OFFICE PRODUCTS - 0.4%
3,450	Whirlpool Corporation(b)	357,110

	HOME CONSTRUCTION - 0.8%
33,785	JELD-WEN Holding, Inc.(a)	478,396
28,317	Landsea Homes Corporation(a),(b)	293,930
		772,326
	INDUSTRIAL REIT - 0.6%
28,424	Plymouth Industrial REIT, Inc.	577,576

	INDUSTRIAL SUPPORT SERVICES - 0.1%
31,892	Custom Truck One Source, Inc.(a)	130,438

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
89,076	BGC Group, Inc., Class A	834,642
28,646	Perella Weinberg Partners	579,509
		1,414,151
	INSURANCE - 4.5%
5,182	Axis Capital Holdings Ltd.	405,543
11,017	Bowhead Specialty Holdings, Inc.(a)	320,705
39,808	Fidelis Insurance Holdings Ltd.	687,086

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	INSURANCE - 4.5% (Continued)
4,936	Hanover Insurance Group, Inc. (The)	$732,157
19,467	Kemper Corporation	1,212,211
14,974	NMI Holdings, Inc., Class A(a)	579,194
28,040	Tiptree, Inc.	572,296
		4,509,192
	INTERNET MEDIA & SERVICES - 2.4%
78,092	Blade Air Mobility, Inc., Class A(a)	280,741
14,595	Cargurus, Inc.(a)	452,737
29,875	Cars.com, Inc.(a)	477,701
11,141	TechTarget, Inc.(a)	322,476
150,755	TrueCar, Inc.(a)	589,452
66,522	Vivid Seats, Inc.(a),(b)	270,745
		2,393,852
	LEISURE FACILITIES & SERVICES - 1.2%
10,840	Bowlero Corporation(b)	112,411
12,762	Dave & Buster’s Entertainment, Inc.(a),(b)	471,300
46,487	Denny’s Corporation(a)	297,982
23,308	El Pollo Loco Holdings, Inc.(a)	284,824
		1,166,517
	LEISURE PRODUCTS - 0.4%
104,515	Clarus Corporation	440,008

	MACHINERY - 2.0%
9,839	Cadre Holdings, Inc.	342,102
27,438	Enovis Corporation(a),(b)	1,132,366
77,014	Ranpak Holdings Corporation(a)	468,245
		1,942,713
	MEDICAL EQUIPMENT & DEVICES - 2.0%
20,410	CareDx, Inc.(a)	451,673
37,838	Orthofix Medical, Inc.(a)	612,597
2,525	Teleflex, Inc.	507,677
13,322	Varex Imaging Corporation(a)	174,918
17,765	Zimvie, Inc.(a)	244,535
		1,991,400

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	METALS & MINING - 3.1%
10,772	Alcoa Corporation(b)	$431,849
54,882	Capstone Copper Corporation(a)	379,584
30,737	Constellium S.E.(a)	341,181
26,278	ERO Copper Corporation(a),(b)	481,938
21,109	Hallador Energy Company(a)	209,612
92,366	Lithium Americas Argentina Corporation(a),(b)	321,434
215,824	Taseko Mines Ltd.(a)	481,288
6,549	Warrior Met Coal, Inc.	413,438
		3,060,324
	MORTGAGE FINANCE - 0.4%
46,765	AGNC Investment Corporation(b)	435,382

	OFFICE REIT - 0.5%
25,248	Equity Commonwealth(a)	499,658

	OIL & GAS PRODUCERS - 1.5%
9,450	Antero Resources Corporation(a)	244,566
94,491	Kosmos Energy Ltd.(a),(b)	355,286
281,339	Saturn Oil & Gas, Inc.(a)	446,554
8,410	SM Energy Company(b)	352,968
13,170	Vermilion Energy, Inc.	122,876
		1,522,250
	OIL & GAS SERVICES & EQUIPMENT - 4.2%
25,580	Atlas Energy Solutions, Inc.(b)	500,601
12,853	Kodiak Gas Services, Inc.(b)	409,754
42,154	Matrix Service Company(a)	473,389
20,682	Natural Gas Services Group, Inc.(a)	404,747
27,938	Newpark Resources, Inc.(a)	186,067
35,770	Ranger Energy Services, Inc.	464,295
18,126	Select Water Solutions, Inc., Class A	192,136
182,378	TETRA Technologies, Inc.(a)	610,965
13,911	Thermon Group Holdings, Inc.(a)	364,607
4,271	Tidewater, Inc.(a)	256,559

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 4.2% (Continued)
63,891	Transocean Ltd.(a),(b)	$277,287
		4,140,407
	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
6,947	Legacy Housing Corporation(a)	172,286

	RENEWABLE ENERGY - 0.6%
97,770	Broadwind, Inc.(a)	177,941
107,664	OPAL Fuels, Inc.(a),(b)	394,051
		571,992
	RESIDENTIAL REIT - 1.1%
5,332	Centerspace	371,427
38,403	UMH Properties, Inc.	716,216
		1,087,643
	RETAIL - DISCRETIONARY - 0.8%
3,973	Beacon Roofing Supply, Inc.(a)	365,795
9,057	Driven Brands Holdings, Inc.(a)	134,496
30,953	Savers Value Village, Inc.(a),(b)	316,649
		816,940
	RETAIL REIT - 3.5%
30,774	Alpine Income Property Trust, Inc.	539,468
36,833	Brixmor Property Group, Inc.	992,649
30,835	CTO Realty Growth, Inc.	596,665
24,300	Getty Realty Corporation(b)	762,777
36,550	NETSTREIT Corporation(b)	566,525
		3,458,084
	SEMICONDUCTORS - 2.0%
7,001	Alpha & Omega Semiconductor Ltd.(a)	231,313
2,079	Diodes, Inc.(a),(b)	121,580
17,958	Penguin Solutions, Inc.(a),(b)	270,268
9,044	Silicon Motion Technology Corporation - ADR	486,657
19,733	Tower Semiconductor Ltd.(a),(b)	827,997
		1,937,815
	SOFTWARE - 5.7%
138,273	BlackBerry Ltd.(a),(b)	312,497

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	SOFTWARE - 5.7% (Continued)
158,503	Clarivate PLC(a),(b)	$1,046,119
16,816	Consensus Cloud Solutions, Inc.(a)	372,979
31,078	Immersion Corporation	261,988
10,787	Ingram Micro Holding Corporation(a),(b)	261,585
510,631	Kaltura, Inc.(a),(b)	648,501
56,134	ON24, Inc.(a)	339,611
21,979	Phreesia, Inc.(a)	401,996
22,840	Silvaco Group, Inc.(a),(b)	142,750
11,775	Teradata Corporation(a)	379,508
21,198	Verint Systems, Inc.(a)	451,517
112,143	Vimeo, Inc.(a)	534,922
78,400	VTEX(a)	529,984
		5,683,957
	SPECIALTY FINANCE - 3.6%
17,000	Air Lease Corporation	753,950
8,041	Essent Group Ltd.	482,540
50,116	EZCORP, Inc., Class A(a)	575,833
2,143	Federal Agricultural Mortgage Corporation, Class C	392,748
3,906	First American Financial Corporation	250,570
5,471	FirstCash Holdings, Inc.	566,084
15,283	International Money Express, Inc.(a)	268,828
3,725	Stewart Information Services Corporation	256,280
		3,546,833
	STEEL - 2.4%
82,332	Algoma Steel Group, Inc.(b)	852,136
5,477	Commercial Metals Company(b)	294,663
26,238	Metallus, Inc.(a),(b)	369,693
8,885	Northwest Pipe Company(a)	398,848
10,203	Stelco Holdings, Inc.	499,250
		2,414,590
	TECHNOLOGY HARDWARE - 1.6%
4,336	Crane NXT Company(b)	235,315
19,412	NCR Voyix Corporation(a)	248,668
71,759	PlayAGS, Inc.(a)	834,556

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	TECHNOLOGY HARDWARE - 1.6% (Continued)
25,952	RADCOM Ltd.(a)	$273,794
		1,592,333
	TECHNOLOGY SERVICES - 0.6%
3,344	ICF International, Inc.	563,765

	TELECOMMUNICATIONS - 1.4%
225,605	8x8, Inc.(a)	503,099
23,315	DigitalBridge Group, Inc.	365,812
43,030	Ooma, Inc.(a)	514,639
		1,383,550
	TRANSPORTATION & LOGISTICS - 7.2%
52,333	Ardmore Shipping Corporation	738,419
13,295	Covenant Logistics Group, Inc.	672,727
49,709	DHT Holdings, Inc.	512,997
10,084	Knight-Swift Transportation Holdings, Inc.	525,175
15,446	Proficient Auto Logistics, Inc.(a)	126,503
99,702	Radiant Logistics, Inc.(a)	663,018
16,018	RXO, Inc.(a)	451,547
13,106	Scorpio Tankers, Inc.	763,687
62,159	Star Bulk Carriers Corporation	1,187,858
49,569	Sun Country Airlines Holdings, Inc.(a),(b)	696,444
13,356	Teekay Tankers Ltd.	636,814
6,144	Universal Logistics Holdings, Inc.	258,294
		7,233,483
	TRANSPORTATION EQUIPMENT - 0.7%
3,036	Allison Transmission Holdings, Inc.	324,427
8,496	Blue Bird Corporation(a),(b)	357,767
		682,194
	WHOLESALE - CONSUMER STAPLES - 0.7%
48,906	Grocery Outlet Holding Corporation(a),(b)	699,356

	WHOLESALE - DISCRETIONARY - 0.2%
26,077	Hudson Technologies, Inc.(a)	200,011
	TOTAL COMMON STOCKS (Cost $92,450,723)	95,348,846

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 20.7%
	COLLATERAL FOR SECURITIES LOANED - 15.8%
15,688,693	Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (Cost $15,688,693)(c)(d)	$15,688,693

	MONEY MARKET FUNDS - 4.9%
4,829,754	Fidelity Government Portfolio, Institutional Class, 4.74% (Cost $4,829,754)(c)	4,829,754

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,518,447)	20,518,447

	TOTAL INVESTMENTS - 116.8% (Cost $112,969,170)	$115,867,293
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.8)%	(16,689,306)
	NET ASSETS - 100.0%	$99,177,987

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $14,919,158 at October 31, 2024.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2024.

(d)	Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $15,688,693 at October 31, 2024.

See accompanying notes which are an integral part of these financial statements.

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4%
	ADVERTISING & MARKETING - 3.0%
45,215	Trade Desk, Inc. (The), Class A(a)	$5,435,295

	ASSET MANAGEMENT - 3.1%
33,741	Blackstone, Inc.	5,660,053

	E-COMMERCE DISCRETIONARY - 11.0%
78,528	Amazon.com, Inc.(a)	14,637,619
2,639	MercadoLibre, Inc.(a)	5,376,118
		20,013,737
	HEALTH CARE FACILITIES & SERVICES - 1.0%
5,526	Medpace Holdings, Inc.(a)	1,736,380

	HOUSEHOLD PRODUCTS - 1.0%
17,971	elf Beauty, Inc.(a),(b)	1,891,448

	INTERNET MEDIA & SERVICES - 10.4%
14,586	Meta Platforms, Inc., Class A	8,278,722
8,834	Netflix, Inc.(a)	6,678,769
56,192	Uber Technologies, Inc.(a)	4,048,634
		19,006,125
	LEISURE FACILITIES & SERVICES - 3.4%
110,650	Chipotle Mexican Grill, Inc.(a)	6,170,951

	MEDICAL EQUIPMENT & DEVICES - 7.2%
38,222	DexCom, Inc.(a)	2,693,887
10,734	Insulet Corporation(a),(b)	2,485,243
15,964	Intuitive Surgical, Inc.(a)	8,043,301
		13,222,431
	SEMICONDUCTORS - 15.2%
28,612	Advanced Micro Devices, Inc.(a)	4,122,131
6,035	ASML Holding N.V. - ADR	4,058,839
37,572	Marvell Technology, Inc.	3,009,893
123,958	NVIDIA Corporation	16,456,664
		27,647,527

See accompanying notes which are an integral part of these financial statements.

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SOFTWARE - 30.0%
10,473	Adobe, Inc.(a)	$5,006,932
10,574	Cadence Design Systems, Inc.(a)	2,919,693
5,716	Intuit, Inc.	3,488,475
31,230	Microsoft Corporation	12,690,311
10,689	Palo Alto Networks, Inc.(a)	3,851,567
24,625	Salesforce, Inc.	7,174,986
16,182	ServiceNow, Inc.(a)	15,097,643
20,938	Veeva Systems, Inc., Class A(a)	4,372,483
		54,602,090
	TECHNOLOGY HARDWARE - 4.3%
34,599	Apple, Inc.	7,816,260

	TECHNOLOGY SERVICES - 9.8%
22,616	Mastercard, Inc., Class A	11,298,728
22,817	Visa, Inc., Class A	6,613,507
		17,912,235

	TOTAL COMMON STOCKS (Cost $65,779,802)	181,114,532

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.3%
	MONEY MARKET FUNDS - 0.8%
1,515,171	STIT - Treasury Obligations Portfolio, 4.73% (d)	1,515,171

	COLLATERAL FOR SECURITIES LOANED - 2.5%
4,483,463	Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (c),(d)	4,483,463
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,998,634)	5,998,634

	TOTAL INVESTMENTS - 102.7% (Cost $71,778,436)	$187,113,166
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7)%	(4,985,742)
	NET ASSETS - 100.0%	$182,127,424

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $4,332,741 at October 31, 2024.

(c)	Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $4,483,463 at October 31, 2024.

(d)	Rate disclosed is the seven day effective yield as of October 31, 2024.

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2%
	ADVERTISING & MARKETING - 1.3%
7,952	Trade Desk, Inc. (The), Class A(a)	$955,910

	AEROSPACE & DEFENSE - 1.1%
13,489	Hexcel Corporation	791,669

	APPAREL & TEXTILE PRODUCTS - 2.6%
37,085	Canada Goose Holdings, Inc.(a),(b)	364,175
5,975	Crocs, Inc.(a),(b)	644,225
55,154	Levi Strauss & Company, Class A	942,581
		1,950,981
	BANKING - 3.8%
15,558	Glacier Bancorp, Inc.(b)	811,350
10,404	Pinnacle Financial Partners, Inc.	1,097,101
34,304	Seacoast Banking Corporation of Florida	915,917
		2,824,368
	BEVERAGES - 0.5%
13,572	Vita Coco Company, Inc. (The)(a)	401,867

	BIOTECH & PHARMA - 7.9%
10,316	Crinetics Pharmaceuticals, Inc.(a)	577,283
14,190	Denali Therapeutics, Inc.(a)	368,372
15,107	Guardant Health, Inc.(a)	330,541
14,288	Halozyme Therapeutics, Inc.(a)	722,545
5,788	Intra-Cellular Therapies, Inc.(a)	490,533
75,627	Maravai LifeSciences Holdings, Inc.(a)	560,396
42,547	Roivant Sciences Ltd.(a),(b)	491,418
12,422	Structure Therapeutics, Inc. - ADR(a),(b)	511,165
4,538	TransMedics Group, Inc.(a),(b)	371,980
4,466	Vaxcyte, Inc.(a)	474,959
9,817	Vera Therapeutics, Inc.(a)	396,410
8,367	Viking Therapeutics, Inc.(a),(b)	606,943
		5,902,545

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.7%
2,600	FTI Consulting, Inc.(a)	$507,208

	CONSUMER SERVICES - 1.2%
52,277	Universal Technical Institute, Inc.(a)	869,889

	E-COMMERCE DISCRETIONARY - 0.7%
13,902	Global-e Online Ltd.(a),(b)	534,393

	ELECTRICAL EQUIPMENT - 4.8%
9,151	BWX Technologies, Inc.	1,114,135
8,762	Camtek Ltd.(b)	697,105
64,859	Mirion Technologies, Inc.(a),(b)	959,913
20,653	NEXTracker, Inc., Class A(a)	822,402
		3,593,555
	ENGINEERING & CONSTRUCTION - 1.9%
7,352	Exponent, Inc.(b)	693,882
3,471	Installed Building Products, Inc.(b)	752,860
		1,446,742
	ENTERTAINMENT CONTENT - 0.7%
20,690	IMAX Corporation(a),(b)	502,767

	HEALTH CARE FACILITIES & SERVICES - 4.9%
6,660	Addus HomeCare Corporation(a)	828,637
37,084	Ardent Health Partners, Inc.(a)	645,262
14,395	Option Care Health, Inc.(a)	331,661
11,718	RadNet, Inc.(a)	762,139
42,434	SI-BONE, Inc.(a)	585,589
19,784	Surgery Partners, Inc.(a)	569,779
		3,723,067
	HOME CONSTRUCTION - 2.8%
11,059	AZEK Company, Inc. (The)(a)	486,596
9,352	Century Communities, Inc.	829,148
9,630	Skyline Champion Corporation(a)	849,655
		2,165,399

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	HOUSEHOLD PRODUCTS - 1.7%
4,768	elf Beauty, Inc.(a),(b)	$501,832
6,197	Inter Parfums, Inc.	750,271
		1,252,103
	INDUSTRIAL INTERMEDIATE PROD - 0.9%
5,803	Chart Industries, Inc.(a),(b)	700,538

	INDUSTRIAL SUPPORT SERVICES - 4.3%
3,853	Applied Industrial Technologies, Inc.	892,316
5,219	Herc Holdings, Inc.	1,091,502
3,902	SiteOne Landscape Supply, Inc.(a)	545,265
21,476	WillScot Holdings Corporation(a),(b)	711,715
		3,240,798
	INSTITUTIONAL FINANCIAL SERVICES - 4.6%
3,083	Evercore, Inc., Class A	814,436
3,201	Houlihan Lokey, Inc.	553,037
15,270	Moelis & Company, Class A	1,013,928
8,729	Tradeweb Markets, Inc., CLASS A	1,108,583
		3,489,984
	INTERNET MEDIA & SERVICES - 1.7%
50,695	GoodRx Holdings, Inc.(a),(b)	310,253
13,960	Maplebear, Inc.(a)	615,636
13,602	Pinterest, Inc., Class A(a)	432,408
		1,358,297
	LEISURE FACILITIES & SERVICES - 3.8%
16,228	Dutch Bros, Inc.(a)	537,471
49,894	OneSpaWorld Holdings Ltd.	873,644
14,091	Sweetgreen, Inc.(a),(b)	508,685
5,118	Texas Roadhouse, Inc.	978,153
		2,897,953
	LEISURE PRODUCTS - 1.2%
2,141	Axon Enterprise, Inc.(a)	906,714

	MACHINERY - 2.6%
14,442	Flowserve Corporation	760,227

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	MACHINERY - 2.6% (Continued)
3,615	Lindsay Corporation	$432,716
4,664	MSA Safety, Inc.	773,990
		1,966,933
	MEDICAL EQUIPMENT & DEVICES - 6.4%
126,809	Adaptive Biotechnologies Corporation(a),(b)	613,756
7,541	Exact Sciences Corporation(a),(b)	519,801
5,903	Lantheus Holdings, Inc.(a)	648,386
56,988	Quanterix Corporation(a)	753,096
6,226	Repligen Corporation(a),(b)	835,964
41,301	Stevanato Group SpA(b)	785,132
2,092	West Pharmaceutical Services, Inc.	644,190
		4,800,325
	OIL & GAS PRODUCERS - 0.9%
3,384	Cheniere Energy, Inc.	647,630

	OIL & GAS SERVICES & EQUIPMENT - 1.5%
36,964	Kodiak Gas Services, Inc.(b)	1,178,412

	RENEWABLE ENERGY - 0.4%
3,750	Enphase Energy, Inc.(a)	311,400

	RETAIL - CONSUMER STAPLES - 1.6%
8,514	Ollie’s Bargain Outlet Holdings, Inc.(a),(b)	781,840
3,232	Sprouts Farmers Market, Inc.(a)	415,086
		1,196,926
	RETAIL - DISCRETIONARY - 2.5%
8,754	Beacon Roofing Supply, Inc.(a)	805,981
5,377	Boot Barn Holdings, Inc.(a)	669,705
2,783	Freshpet, Inc.(a)	368,859
		1,844,545
	SEMICONDUCTORS - 6.5%
50,719	Aehr Test Systems(a),(b)	714,124
32,396	Allegro MicroSystems, Inc.(a),(b)	675,133
7,776	Astera Labs, Inc.(a)	545,564

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	SEMICONDUCTORS - 6.5% (Continued)
4,565	Axcelis Technologies, Inc.(a),(b)	$389,440
16,202	Lattice Semiconductor Corporation(a)	820,793
576	Monolithic Power Systems, Inc.	437,357
10,628	Power Integrations, Inc.(b)	642,250
3,821	SiTime Corporation(a)	645,787
		4,870,448
	SOFTWARE - 14.8%
9,588	BILL Holdings, Inc.(a)	559,556
14,069	Blackline, Inc.(a)	779,001
15,592	Calix, Inc.(a)	551,645
16,502	Dynatrace, Inc.(a)	887,808
13,501	GitLab, Inc. - Class A(a)	725,679
31,159	JFrog Ltd.(a)	909,220
2,705	MongoDB, Inc.(a)	731,432
12,340	nCino, Inc.(a)	460,282
20,877	Omnicell, Inc.(a)	1,015,456
36,351	Privia Health Group, Inc.(a)	667,404
8,013	Procore Technologies, Inc.(a)	526,053
11,220	Q2 Holdings, Inc.(a)	949,885
16,744	Rapid7, Inc.(a)	676,792
14,958	Varonis Systems, Inc.(a)	753,434
21,617	Vertex, Inc., Class A(a),(b)	897,322
		11,090,969
	TECHNOLOGY HARDWARE - 1.1%
3,329	Fabrinet(a)	802,189

	TECHNOLOGY SERVICES - 6.8%
23,481	ExlService Holdings, Inc.(a)	978,453
4,311	Globant SA(a)	904,836
5,617	ICF International, Inc.	946,970
4,700	MAXIMUS, Inc.	406,268
1,913	MSCI, Inc.	1,092,706

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	TECHNOLOGY SERVICES - 6.8% (Continued)
8,373	Shift4 Payments, Inc.(a),(b)	$757,254
		5,086,487

	TOTAL COMMON STOCKS (Cost $58,918,602)	73,813,011

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 24.8%
	MONEY MARKET FUND - 1.6%
1,212,157	Fidelity Government Portfolio, Institutional Class, 4.74%(d)	1,212,157

	COLLATERAL FOR SECURITIES LOANED - 23.2%
17,479,162	Mount Vernon Liquid Assets Portfolio, 4.93%(c),(d)	17,479,162
	TOTAL MONEY MARKET FUNDS (Cost $18,691,319)	18,691,319

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,691,319)	18,691,319

	TOTAL INVESTMENTS - 123.0% (Cost $77,609,921)	$92,504,330
	LIABILITIES IN EXCESS OF OTHER ASSETS - (23.0)%	(17,270,180)
	NET ASSETS - 100.0%	$75,234,150

ADR	- American Depositary Receipt

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $16,734,997 at October 31, 2024.

(c)	Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $17,479,162 at October 31, 2024.

(d)	Rate disclosed is the seven day effective yield as of October 31, 2024.

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	CLOSED END FUNDS — 0.9%
	MIXED ALLOCATION - 0.9%
136,545	Vietnam Enterprise Investments Ltd.(a)	$1,019,255

	TOTAL CLOSED END FUNDS (Cost $861,698)	1,019,255

	COMMON STOCKS — 99.2%
	AEROSPACE & DEFENSE - 1.1%
375,757	Bharat Electronics Ltd.	1,268,615

	AUTOMOTIVE - 3.3%
34,200	BYD Company Ltd.	1,408,753
19,500	BYD Company Ltd., H Shares	704,329
8,381	Kia Corp	556,432
136,029	Sona Blw Precision Forgings Ltd.	1,106,676
		3,776,190
	BANKING - 18.2%
170,431	Axis Bank Ltd.	2,341,627
109,200	Banco do Brasil S.A.	496,012
3,846,100	Bank Central Asia Tbk P.T.	2,511,949
177,500	Bank of the Philippine Islands	434,666
16,550	Bank Polska Kasa Opieki S.A.	579,015
7,885,000	Bank Rakyat Indonesia Persero Tbk P.T.	2,403,928
190,700	BDO Unibank, Inc.	497,556
258,500	China Merchants Bank Company Ltd., H Shares	1,265,006
4,500	Credicorp Ltd.	828,585
370,346	FirstRand Ltd.	1,627,224
117,163	HDFC Bank Ltd.	2,408,651
221,148	Itau Unibanco Holding S.A. - ADR	1,337,945
33,275	KB Financial Group, Inc.	2,173,781
1,386,200	Public Bank Bhd	1,394,910
201,100	SCB X PCL	675,596
		20,976,451
	BEVERAGES - 3.1%
57,460	Eastroc Beverage Group Company Ltd.	1,711,055

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	BEVERAGES - 3.1% (Continued)
19,800	Heineken Malaysia Bhd	$102,640
254,650	Varun Beverages Ltd.	1,810,548
		3,624,243
	CHEMICALS - 0.5%
6,260,100	AKR Corporindo Tbk P.T.	538,105

	E-COMMERCE DISCRETIONARY - 5.5%
4,500	Alibaba Group Holding Ltd. - ADR	440,910
328,341	Alibaba Group Holding Ltd.	4,016,463
79,586	Honasa Consumer Ltd.(a)	372,210
72,300	JD.com, Inc.	1,466,222
		6,295,805
	ELECTRIC UTILITIES - 3.1%
57,780	ACEN Corporation	4,909
1,013,800	CGN Power Company Ltd.	574,670
164,189	JSW Energy Ltd.	1,323,795
21,222	Metlen Energy & Metals S.A.	745,503
193,400	Shenzhen Envicool Technology Company Ltd.	879,622
		3,528,499
	ELECTRICAL EQUIPMENT - 1.7%
371,428	NARI Technology Company Ltd.	1,356,759
80,300	Shenzhen Inovance Technology Company Ltd.	626,774
		1,983,533
	ENGINEERING & CONSTRUCTION - 2.4%
216,000	Afcons Infrastructure Ltd.(a)	1,189,548
36,521	Larsen & Toubro Ltd.	1,569,082
		2,758,630
	FOOD - 0.3%
1,876,400	Monde Nissin Corporation	350,044

	GAS & WATER UTILITIES - 1.6%
117,200	Cia de Saneamento Basico do Estado de Sao Paulo	1,870,318

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.5%
1,175,600	Bangkok Dusit Medical	$965,717
252,718	Max Healthcare Institute Ltd.	3,051,160
		4,016,877
	HOME & OFFICE PRODUCTS - 0.4%
49,500	Midea Group Co Ltd(a)	465,142

	HOUSEHOLD PRODUCTS - 0.6%
53,600	Proya Cosmetics Co Ltd	722,500

	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
87,200	Banco BTG Pactual S.A.	490,352

	INSURANCE - 3.9%
269,200	AIA Group Ltd.	2,124,661
1,296,000	PICC Property & Casualty Company Ltd., H Shares	1,966,040
52,800	Prudential PLC	439,475
		4,530,176
	INTERNET MEDIA & SERVICES - 9.7%
135,800	Tencent Holdings Ltd.	7,081,066
47,800	Trip.com Group Ltd. - ADR(a),(b)	3,078,321
371,650	Zomato Ltd.(a)	1,066,443
		11,225,830
	LEISURE FACILITIES & SERVICES - 3.7%
260,300	Jollibee Foods Corporation	1,182,285
94,074	Juniper Hotels Ltd.(a)	376,373
398,541	Lemon Tree Hotels Ltd.(a)	555,756
1,026,839	Minor International PCL	813,033
75,432	OPAP S.A.	1,286,463
		4,213,910
	MEDICAL EQUIPMENT & DEVICES - 0.8%
23,700	Shenzhen Mindray Bio-Medical Electronics Co.	887,660

	METALS & MINING - 1.5%
340,000	Zijin Mining Group Company Ltd.	724,241

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	METALS & MINING - 1.5% (Continued)
427,600	Zijin Mining Group Company Ltd.	$1,002,692
		1,726,933
	OIL & GAS PRODUCERS - 2.4%
376,189	Gazprom PJSC(a),(c),(d)	—
1,094,000	PetroChina Company Ltd., H Shares	821,520
137,510	PTT Exploration & Production PCL	515,914
29,600	Vista Energy S.A.B. de C.V. - ADR(a)	1,475,856
		2,813,290
	REAL ESTATE OWNERS & DEVELOPERS - 0.6%
1,222,200	Ayala Land, Inc.	683,503

	RETAIL - CONSUMER STAPLES - 0.0%(e)
8,512	Magnit PJSC(a),(c),(d)	—

	RETAIL - DISCRETIONARY - 1.9%
216	LPP S.A.	786,084
51,420	SM Investments Corporation	826,567
124,500	Vivara Participacoes S.A.	548,926
		2,161,577
	SEMICONDUCTORS - 16.1%
10,000	Alchip Technologies Ltd.	621,139
9,000	eMemory Technology, Inc.	877,524
47,000	MediaTek, Inc.	1,834,664
12,659	SK Hynix, Inc.	1,663,833
431,608	Taiwan Semiconductor Manufacturing Company Ltd.	13,572,284
		18,569,444
	SPECIALTY FINANCE - 0.5%
16,400	Qifu Technology, Inc. - ADR	538,084

	TECHNOLOGY HARDWARE - 7.2%
76,099	Accton Technology Corporation	1,282,265
109,000	Delta Electronics, Inc.	1,349,954
15,000	Lotes Company Ltd.	764,978
129,000	Quanta Computer Inc.	1,174,719

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	TECHNOLOGY HARDWARE - 7.2% (Continued)
87,041	Samsung Electronics Company Ltd.	$3,710,555
		8,282,471
	TECHNOLOGY SERVICES - 1.0%
53,889	Infosys Ltd.	1,124,561

	TELECOMMUNICATIONS - 2.3%
135,753	Bharti Airtel Ltd.	2,598,810

	TRANSPORTATION & LOGISTICS - 0.7%
99,576	Spring Airlines Company Ltd.	769,940

	TRANSPORTATION EQUIPMENT - 0.6%
11,933	Eicher Motors Ltd.	692,678

	WHOLESALE - CONSUMER STAPLES - 0.6%
122,550	Zabka Group S.A.(a)	656,715

	TOTAL COMMON STOCKS (Cost $91,286,167)	114,140,886

	PREFERRED STOCKS — 1.3%
	AUTOMOTIVE — 0.3%
3,206	Hyundai Motor Company	371,883

	TECHNOLOGY HARDWARE — 1.0%
32,925	Samsung Electronics Company Ltd.	1,137,137

	TOTAL PREFERRED STOCKS (Cost $1,866,907)	1,509,020

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.7%
	COLLATERAL FOR SECURITIES LOANED - 2.7%
3,146,913	Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(f),(g)	$3,146,913

	MONEY MARKET FUNDS - 0.0% (e)
803	First American Government Obligations Fund, Class X, 4.78%(g)	803

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,147,716)	3,147,716

	TOTAL INVESTMENTS - 104.1% (Cost $97,162,488)	$119,816,877
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1)%	(4,762,272)
	NET ASSETS - 100.0%	$115,054,605

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

SA	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $3,047,537 at October 31, 2024.

(c)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(d)	Illiquid security.

(e)	Percentage rounds to less than 0.1%.

(f)	Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $3,146,913 at October 31, 2024.

(g)	Rate disclosed is the seven day effective yield as of October 31, 2024.

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.8%
	AEROSPACE & DEFENSE - 1.3%
5,586	Airbus S.E.	$852,029
1,950	Dassault Aviation S.A.	393,701
2,185	Leonardo SpA	52,077
1,773	MTU Aero Engines A.G.	579,445
		1,877,252
	APPAREL & TEXTILE PRODUCTS - 0.3%
39,400	Huali Industrial Group Company Ltd.	369,986

	ASSET MANAGEMENT - 1.2%
13,041	Industrivarden A.B., C Shares	448,264
21,354	Investor A.B.	604,430
19,980	UBS Group A.G.(a)	611,656
		1,664,350
	AUTOMOTIVE - 0.9%
5,900	BYD Company Ltd.	243,030
4,244	Hyundai Mobis Company Ltd.	765,821
1,761	Kia Corp	116,917
246	Rheinmetall A.G.	126,640
3,600	Sumitomo Electric Industries Ltd.	55,377
		1,307,785
	BANKING - 20.8%
58,560	ABN AMRO Bank N.V.	967,670
167,000	Agricultural Bank of China Ltd., H Shares	82,057
8,593	AIB Group plc	46,064
0	Akbank T.A.S.	0
27,239	Alpha Bank AE	41,028
30,481	Banco Bilbao Vizcaya Argentaria S.A.	303,405
209,983	Banco BPM SpA	1,416,245
24,156	Banco de Sabadell S.A.	47,110
9,200	Banco do Brasil S.A.	41,789
85,730	Banco Santander S.A.	418,792
43,107	Bancolombia S.A.	371,461
6,714	Bank Hapoalim BM	69,950

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	BANKING - 20.8% (Continued)
8,455	Bank Leumi Le-Israel BM	$85,893
4,404,000	Bank of China Ltd., H Shares	2,090,318
1,150,000	Bank of Communications Company Ltd., H Shares	871,013
229,387	Bank of Ireland Group PLC	2,125,843
79,615	Barclays plc	244,017
31,712	BNK Financial Group, Inc.	217,106
30,836	BNP Paribas S.A.	2,105,752
20,483	CaixaBank S.A.	124,809
11,613	Canadian Imperial Bank of Commerce(a)	726,509
475	Capitec Bank Holdings Ltd.	85,811
760,000	China CITIC Bank Corp Ltd., H Shares	473,678
1,240,000	China Construction Bank Corporation, H Shares	962,556
350,500	China Minsheng Banking Corp Ltd., H Shares	130,185
272,000	Chongqing Rural Commercial Bank Company Ltd., H Shares	147,518
361	Credicorp Ltd.	66,471
3,867	Danske Bank A/S	114,343
16,401	Deutsche Bank A.G.(a)	278,225
1,861	Erste Group Bank A.G.	105,261
6,555	FinecoBank Banca Fineco SpA	104,637
27,735	FirstRand Ltd.	121,862
1	Haci Omer Sabanci Holding A/S	1
10,225	Hana Financial Group, Inc.	442,908
40,620	Industrial & Commercial Bank of China Ltd. - ADR	485,815
1,630,000	Industrial & Commercial Bank of China Ltd., H Shares	977,789
131,750	ING Groep N.V.	2,235,676
110,337	Intesa Sanpaolo SpA	472,207
24,441	Intesa Sanpaolo SpA - ADR	629,356
197,758	Itau Unibanco Holding S.A. - ADR	1,196,436
8,000	Japan Post Bank Company Ltd.	71,451
15,000	Kasikornbank PCL	64,944
12,641	KB Financial Group, Inc.	825,808
115,200	Krung Thai Bank PCL	69,895
354,766	Lloyds Banking Group plc	243,469

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	BANKING - 20.8% (Continued)
671,237	Lloyds Banking Group plc - ADR	$1,845,902
10,300	Mizuho Financial Group, Inc.	213,941
53,593	Nordea Bank Abp	627,324
1,218	OTP Bank Nyrt	60,641
248,000	Postal Savings Bank of China Company Ltd., H Shares	142,425
4,500	Powszechna Kasa Oszczednosci Bank Polski S.A.	62,523
775,890	Sberbank of Russia PJSC(b),(c),(d)	—
24,500	SCB X PCL	82,308
2,831	Shinhan Financial Group Company Ltd.	105,875
8,812	Skandinaviska Enskilda Banken A.B.	124,460
3,214	Societe Generale S.A.	92,304
39,000	Sumitomo Mitsui Financial Group, Inc.	827,364
8,239	Svenska Handelsbanken A.B., A Shares	85,612
4,659	Swedbank A.B., Class A	94,538
422,851	Turkiye Garanti Bankasi A/S	1,319,196
1	Turkiye Is Bankasi A/S	0
21,414	UniCredit SpA	947,265
1,284,860,000	VTB Bank PJSC(b),(c),(d)	—
591,773	Yapi ve Kredi Bankasi A/S	423,247
		29,758,058
	BIOTECH & PHARMA - 6.3%
18,700	Daiichi Sankyo Company Ltd.	608,650
13,311	GSK plc - ADR(a)	489,312
19,870	Novartis A.G. - ADR(a)	2,153,909
11,798	Novartis AG	1,280,276
11,909	Novo Nordisk A/S	1,335,771
6,300	Otsuka Holdings Company Ltd.	380,587
3,728	Roche Holding A.G.	1,155,427
4,000	Shionogi & Company Ltd.	57,131
51,800	Takeda Pharmaceutical Company Ltd.	1,445,278
6,562	Teva Pharmaceutical Industries Ltd. - ADR(d)	121,003
		9,027,344

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	CHEMICALS - 0.3%
433,000	Indorama Ventures PCL	$331,855
2,728	Nutrien Ltd.	130,071
10,128	PhosAgro PJSC(b),(c),(d)	—
		461,926
	CONSTRUCTION MATERIALS - 0.2%
3,018	Holcim A.G.	296,398
0	Turkiye Sise ve Cam Fabrikalari A/S	0
		296,398
	CONTAINERS & PACKAGING - 0.1%
9,133	Brambles Ltd.	109,949

	DIVERSIFIED INDUSTRIALS - 0.2%
1,625	Alfa Laval A.B.	71,941
18,400	Mitsubishi Heavy Industries Ltd.	259,751
		331,692
	E-COMMERCE DISCRETIONARY - 0.3%
3,365	PDD Holdings, Inc. - ADR(a),(d)	405,785

	ELECTRIC UTILITIES - 1.9%
1,500	Brookfield Renewable Corporation	45,926
6,577	Emera, Inc.	248,465
46,240	Enel SpA	350,661
19,994	Engie S.A.	335,104
11,468	Fortis, Inc.(a)	495,762
3,800	Kansai Electric Power Company, Inc. (The)	60,941
292,100	Tokyo Electric Power Company Holdings, Inc.(d)	1,179,646
		2,716,505
	ELECTRICAL EQUIPMENT - 2.5%
52,803	ABB Ltd.	2,945,503
27,000	Goneo Group Company Ltd.	276,554
10,700	Mitsubishi Electric Corporation	188,239
1,433	Prysmian SpA	101,125

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	ELECTRICAL EQUIPMENT - 2.5% (Continued)
2,778	Siemens Energy A.G.(d)	$114,092
		3,625,513
	ENGINEERING & CONSTRUCTION - 0.8%
966,900	China State Construction Engineering Corp Ltd.	818,689
1	Enka Insaat ve Sanayi A/S	1
30,358	Infrastrutture Wireless Italiane SpA	342,253
		1,160,943
	ENTERTAINMENT CONTENT - 0.7%
5,800	Bandai Namco Holdings, Inc.	121,603
11,000	NetEase, Inc.	176,981
30,400	Nexon Company Ltd.	526,890
1,993	Sea Ltd. - ADR(d)	187,442
300	Toho Company Ltd.	11,456
		1,024,372
	FOOD - 0.5%
13,100	JBS S/A	81,981
741,000	WH Group Ltd.	576,747
		658,728
	HOME & OFFICE PRODUCTS - 1.4%
1	Arcelik A/S(d)	4
4,889	Coway Company Ltd.	224,253
84,000	Gree Electric Appliances Inc of Zhuhai	513,768
71,500	Haier Smart Home Company Ltd.	293,748
17,400	Haier Smart Home Company Ltd., H Shares	63,150
48,000	Hisense Home Appliances Group Company Ltd., H Shares	152,081
83,286	Midea Group Company Ltd.	834,625
		2,081,629
	HOME CONSTRUCTION - 0.3%
17,300	Sekisui House Ltd.	417,821

	HOUSEHOLD PRODUCTS - 0.1%
3,401	Essity A.B., Class B - Series B	96,021

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 0.1%
10,000	Catcher Technology Company Ltd.	$72,982

	INDUSTRIAL SUPPORT SERVICES - 0.2%
13,200	Sumitomo Corporation	278,472

	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
30,000	B3 S.A. Brasil, Bolsa, Balcao	55,161
12,155	Computershare Ltd.	210,105
761	Deutsche Boerse A.G.	176,750
5,200	Japan Exchange Group, Inc.	60,949
78,500	Nomura Holdings, Inc.	402,540
40,600	Orient Securities Company Ltd.	60,119
257,900	Shenwan Hongyuan Group Company Ltd.	192,867
		1,158,491
	INSURANCE - 10.5%
4,600	Ageas S.A./N.V.	240,048
181,400	AIA Group Ltd.	1,431,700
7,759	Allianz S.E.	2,442,385
13,126	ASR Nederland N.V.	622,112
58,619	Aviva plc	343,465
9,826	AXA S.A.	368,911
364,000	China Life Insurance Company Ltd., H Shares	771,604
13,600	China Pacific Insurance Group Company Ltd., H Shares	47,232
3,700	Dai-ichi Life Holdings, Inc.	92,242
12,290	Generali	340,729
7,097	Hyundai Marine & Fire Insurance Company Ltd.	156,340
14,300	Japan Post Holdings Company Ltd.	131,933
44,100	MS&AD Insurance Group Holdings, Inc.	975,459
729	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	372,767
27,490	NN Group N.V.	1,349,443
2,312,000	People’s Insurance Company Group of China Ltd., H Shares	1,167,020
45,500	Ping An Insurance Group Company of China Ltd., H Shares	281,915
2,533	Sampo OYJ, A Shares	112,307
3,712	Samsung Fire & Marine Insurance Company Ltd.	903,522

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	INSURANCE - 10.5% (Continued)
84,600	Sompo Holdings, Inc.	$1,813,741
1,655	Swiss Re A.G.	211,342
10,200	Tokio Marine Holdings, Inc.	367,364
816	Zurich Insurance Group A.G.	481,162
		15,024,743
	INTERNET MEDIA & SERVICES - 1.1%
11,597	Meituan - ADR(d)	548,538
748	NAVER Corporation	91,861
8,213	Tencent Holdings Ltd. - ADR(a)	428,801
10,500	Tencent Holdings Ltd.	547,505
		1,616,705
	LEISURE FACILITIES & SERVICES - 0.4%
962	Evolution A.B.	90,958
98,500	H World Group Ltd.	362,567
1,515	Yum China Holdings, Inc.	66,827
		520,352
	MACHINERY - 1.4%
17,310	Atlas Copco A.B.	251,693
2,500	Disco Corporation	711,334
11,300	FANUC Corporation	299,803
504	Kongsberg Gruppen ASA	52,608
7,000	Techtronic Industries Company Ltd.	101,260
29,300	Yokogawa Electric Corporation	649,632
		2,066,330
	MEDICAL EQUIPMENT & DEVICES - 1.4%
2,426	APT Medical, Inc.	126,546
11,700	Hoya Corporation	1,565,384
6,500	Olympus Corporation	114,415
12,700	Terumo Corporation	241,875
		2,048,220
	METALS & MINING - 4.3%
13,226	Agnico Eagle Mines Ltd.(a)	1,141,333
2,293	Antofagasta plc	51,209

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	METALS & MINING - 4.3% (Continued)
26,862	Barrick Gold Corporation(a)	$518,974
17,000	China Shenhua Energy Company Ltd., H Shares	73,610
1,075	Franco-Nevada Corporation	142,610
9,275	Grupo Mexico S.A.B. de C.V. - Series B	48,650
233,396	Kinross Gold Corporation	2,352,631
378,500	MMC Norilsk Nickel PJSC(b),(c),(d)	—
3,258	Northern Star Resources Ltd.	37,803
1,994	Rio Tinto plc	128,846
3,700	Sumitomo Metal Mining Company Ltd.	102,299
74,243	Vale S.A. - ADR	794,400
124,200	Wuchan Zhongda Group Company Ltd.	87,636
322,000	Zijin Mining Group Company Ltd.	685,899
		6,165,900
	OIL & GAS PRODUCERS - 4.7%
105,666	BP PLC	516,703
7,629	Cenovus Energy, Inc.	122,680
1,214,000	China Petroleum & Chemical Corporation, H Shares	683,850
28,916	Empresas COPEC S.A.	182,647
16,663	Enbridge, Inc.(a)	673,185
17,700	ENEOS Holdings, Inc.	89,288
11,818	Eni SpA	180,012
6,389	Equinor ASA	151,800
34,879	Equinor ASA - ADR(a)	818,959
247,390	Gazprom PJSC(b),(c),(d)	—
87,530	Gazprom PJSC - ADR(b),(c),(d)	—
37,200	Inpex Corporation	490,371
24,250	LUKOIL PJSC(b),(c),(d)	—
944,100	PetroChina Company Ltd., Class A	1,073,299
1,184,100	PetroChina Company Ltd., H Shares	889,179
20,200	Petroleo Brasileiro S.A.	136,092
55,200	PTT PCL	54,782
9,462	Repsol S.A.	118,440
117,940	Rosneft Oil Company PJSC(b),(c),(d)	—
6,936	Suncor Energy, Inc.	261,828

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	OIL & GAS PRODUCERS - 4.7% (Continued)
6,830	Tatneft PJSC(b),(c),(d)	$—
5,889	TotalEnergies S.E.	369,540
		6,812,655
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
1,100,200	CNOOC Energy Technology & Services Ltd.	674,680

	PUBLISHING & BROADCASTING - 0.1%
7,110	Informa plc	74,264

	REAL ESTATE OWNERS & DEVELOPERS - 0.5%
7,500	Sun Hung Kai Properties Ltd.	81,212
204,000	Wharf Real Estate Investment Company Ltd.	613,359
		694,571
	RETAIL - CONSUMER STAPLES - 0.1%
13,500	CK Hutchison Holdings Ltd.	71,000
1,414	Dollarama, Inc.	147,143
		218,143
	RETAIL - DISCRETIONARY - 0.9%
1,900	Fast Retailing Company Ltd.	607,468
3,254	Hennes & Mauritz A.B., Class B	48,510
5,896	Industria de Diseno Textil S.A.	336,133
439	Pandora A/S	66,375
6,267	Wesfarmers Ltd.	275,661
		1,334,147
	RETAIL REIT - 0.1%
20,575	Scentre Group	47,166
627	Unibail-Rodamco-Westfield	51,088
		98,254
	SEMICONDUCTORS - 6.4%
17,000	ASE Technology Holding Company Ltd.	80,389
236	ASM International N.V.	131,798
18,000	MediaTek, Inc.	702,637
8,000	Realtek Semiconductor Corporation	117,703
168,000	Taiwan Semiconductor Manufacturing Company Ltd.	5,282,905

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	SEMICONDUCTORS - 6.4% (Continued)
8,388	Taiwan Semiconductor Manufacturing Company Ltd. - ADR(a)	$1,598,250
7,500	Tokyo Electron Ltd.	1,103,645
7,900	Will Semiconductor Company Ltd. Shanghai	118,805
		9,136,132
	SOFTWARE - 2.7%
520	Check Point Software Technologies Ltd.(d)	90,069
136	Constellation Software, Inc.	410,148
222	CyberArk Software Ltd.(d)	61,387
3,652	Dassault Systemes S.E.	124,981
669	Descartes Systems Group, Inc. (The)(d)	69,502
324	Nice Ltd.(d)	56,294
6,500	Obic Company Ltd.	212,403
1,435	Open Text Corporation(a)	43,050
6,857	SAP S.E.	1,600,883
14,236	Shopify, Inc., Class A(d)	1,113,646
369	Wix.com Ltd.(d)	61,667
814	Xero Ltd.(d)	79,076
		3,923,106
	SPECIALTY FINANCE - 0.6%
1,077	AerCap Holdings N.V.	100,753
6,400	ORIX Corporation	134,847
20,481	Samsung Card Company Ltd.	599,134
		834,734
	TECHNOLOGY HARDWARE - 5.0%
70,790	Anker Innovations Technology Company Ltd.	797,643
3,000	Asustek Computer, Inc.	53,120
72,899	Avary Holding Shenzhen Company Ltd.	383,633
10,100	Brother Industries Ltd.	196,720
13,700	Canon, Inc.	445,591
103,000	Chicony Electronics Company Ltd.	520,869
16,200	FUJIFILM Holdings Corporation	385,370
81,000	Hon Hai Precision Industry Company Ltd.	520,618
8,800	Kyocera Corporation	89,247
42,000	Lenovo Group Ltd.	55,384

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	TECHNOLOGY HARDWARE - 5.0% (Continued)
538	LG Electronics, Inc.	$34,784
9,002	Logitech International S.A.(a)	736,854
7,300	Nintendo Company Ltd.	385,607
25,690	Nokia OYJ	121,556
25,600	Panasonic Holdings Corporation	210,688
17,000	Pegatron Corporation	51,689
26,000	Quanta Computer Inc	236,765
43,965	Samsung Electronics Company Ltd.	1,874,225
14,277	Telefonaktiebolaget LM Ericsson, Class B	119,705
		7,220,068
	TECHNOLOGY SERVICES - 2.9%
120	Adyen N.V.(d)	183,305
1,131	CGI, Inc.(d)	125,289
11,851	Experian plc	578,297
8,900	Fujitsu Ltd.	171,109
18,100	Nomura Research Institute Ltd.	541,431
16,388	RELX plc - ADR(a)	757,453
16,019	RELX plc	740,084
6,620	Wolters Kluwer N.V.	1,112,627
		4,209,595
	TELECOMMUNICATIONS - 4.3%
34,036	BT Group PLC	60,764
1,252,800	China United Network Communications Ltd.	878,332
96,561	Deutsche Telekom A.G.	2,919,153
17,600	KDDI Corporation	548,756
585,800	Nippon Telegraph & Telephone Corporation	565,199
9,429	Orange S.A.	103,576
14,639	Rogers Communications Inc, Class B	531,687
47,500	Singapore Telecommunications Ltd.	112,071
6,023	Tele2 A.B., B Shares	63,118
17,189	Vodafone Group plc - ADR	159,342
245,517	Vodafone Group plc	228,270
		6,170,268

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	TOBACCO & CANNABIS - 0.7%
22,161	British American Tobacco plc - ADR	$775,192
6,800	Japan Tobacco, Inc.	189,838
		965,030
	TRANSPORTATION & LOGISTICS - 3.5%
6,996	Canadian National Railway Company	755,008
4,100	Central Japan Railway Company	84,908
349,792	COSCO SHIPPING Holdings Company Ltd., Class A	716,288
372,000	COSCO SHIPPING Ports Ltd.	212,735
152,700	Eastern Air Logistics Company Ltd.	365,010
4,776	Grupo Aeroportuario del Centro Norte S.A.B. de - ADR	320,230
30,100	Grupo Aeroportuario del Centro Norte SAB de CV	250,954
850	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	147,977
13,500	Kawasaki Kisen Kaisha Ltd.	186,489
17,500	Mitsui OSK Lines Ltd.	595,795
1,173,800	Nanjing Tanker Corporation(d)	559,107
8,500	Nippon Express Holdings Company Ltd.	419,065
7,300	Nippon Yusen KK	244,399
3,924	Poste Italiane SpA	55,172
463	TFI International, Inc.	61,961
1	Turk Hava Yollari AO(d)	8
		4,975,106
	TRANSPORTATION EQUIPMENT - 2.3%
322,198	China CSSC Holdings Ltd.	1,662,959
341,300	CRRC Corp Ltd.	398,769
7,161	Korea Shipbuilding & Offshore Engineering Company(d)	951,249
17,634	Wartsila OYJ Abp	337,708
		3,350,685
	WHOLESALE - CONSUMER STAPLES - 0.1%
8,100	Marubeni Corporation	121,088

	WHOLESALE - DISCRETIONARY - 0.1%
5,100	Toyota Tsusho Corporation	86,693

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	TOTAL COMMON STOCKS (Cost $131,175,887)	$137,243,472

	EXCHANGE-TRADED FUNDS — 0.5%
	EQUITY - 0.5%
9,108	iShares MSCI EAFE ETF(a)	721,535

	TOTAL EXCHANGE-TRADED FUNDS (Cost $735,184)	721,535

	PREFERRED STOCKS — 3.0%
	AUTOMOTIVE — 0.4%
4,098	Hyundai Motor Company	464,794
1,238	Volkswagen A.G.	120,154
		584,948
	BANKING — 0.9%
28,800	Banco Bradesco S.A.	71,834
44,474	Bancolombia S.A.	356,082
120,800	Itau Unibanco Holding S.A.	734,457
		1,162,373
	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
110,420	Mirae Asset Securities Company Ltd.	323,203

	INSURANCE — 0.4%
3,206	Samsung Fire & Marine Insurance Company Ltd.	607,482

	OIL & GAS PRODUCERS — 0.6%
148,000	Petroleo Brasileiro S.A.	917,496

	TECHNOLOGY HARDWARE — 0.5%
19,632	Samsung Electronics Company Ltd.	678,034

	TOTAL PREFERRED STOCKS (Cost $4,128,197)	4,273,536

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(e)
	SOFTWARE - 0.0% (e)
108	Constellation Software Inc (Canada)	04/02/2040	$0.00	$—

	TOTAL WARRANT (Cost $0)			—

	SHORT-TERM INVESTMENTS — 6.2%
	COLLATERAL FOR SECURITIES LOANED - 5.6%
8,077,302	Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(f),(g)			8,077,302

	MONEY MARKET FUNDS - 0.6%
845,354	Fidelity Government Portfolio, Institutional Class, 4.74%(g)			845,354

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,922,656)			8,922,656

	TOTAL INVESTMENTS - 105.5% (Cost $144,961,924)			$151,161,199
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.5)%			(7,835,303)
	NET ASSETS - 100.0%			$143,325,896

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SA	- Société Anonyme

TAS	- Turkish Accounting Standards

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $7,780,426 at October 31, 2024.

(b)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(c)	Illiquid security.

(d)	Non-income producing security.

(e)	Percentage rounds to less than 0.1%.

(f)	Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $8,077,302 at October 31, 2024.

(g)	Rate disclosed is the seven day effective yield as of October 31, 2024.

See accompanying notes which are an integral part of these financial statements.

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 33.7%
	COMMODITY - 0.0%(a)
1,000	iShares GSCI Commodity Dynamic Roll Strategy ETF(b)	$26,280

	EQUITY - 33.7%
176,500	Franklin FTSE Japan ETF	5,093,790
116,700	Franklin FTSE United Kingdom ETF	3,176,574
36,000	Invesco Nasdaq 100 ETF	7,168,680
67,400	SPDR EURO STOXX 50 ETF	3,386,850
13,483	SPDR S&P 500 ETF Trust	7,666,973
		26,492,867

	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,050,389)	26,519,147

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 3.5%
	GOVERNMENT GUARANTEED — 3.5%
1,773,000	Kreditanstalt fuer Wiederaufbau	1.2500	01/31/25	1,758,195
1,000,000	Landwirtschaftliche Rentenbank	2.0000	01/13/25	994,744
				2,752,939
	TOTAL CORPORATE BONDS (Cost $2,748,200)			2,752,939

	NON U.S. GOVERNMENT & AGENCIES — 3.7%
	SUPRANATIONAL — 3.7%
1,500,000	International Bank for Reconstruction & Development	0.6250	04/22/25	1,472,497
1,500,000	International Bank for Reconstruction & Development	0.3750	07/28/25	1,456,042
				2,928,539
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $2,928,763)			2,928,539

	U.S. GOVERNMENT & AGENCIES — 46.3%
	U.S. TREASURY NOTES — 46.3%
2,500,000	United States Treasury Note	1.5000	11/30/24	2,493,705
3,000,000	United States Treasury Note	1.0000	12/15/24	2,986,653

See accompanying notes which are an integral part of these financial statements.

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 46.3% (Continued)
	U.S. TREASURY NOTES — 46.3% (Continued)
1,500,000	United States Treasury Note	2.2500	12/31/24	$1,494,014
2,500,000	United States Treasury Note	1.1250	01/15/25	2,482,303
2,750,000	United States Treasury Note	1.1250	02/28/25	2,719,605
2,500,000	United States Treasury Note	0.5000	03/31/25	2,459,819
2,250,000	United States Treasury Note	0.3750	04/30/25	2,205,476
2,500,000	United States Treasury Note	2.1250	05/15/25	2,469,388
2,500,000	United States Treasury Note	0.2500	05/31/25	2,440,080
2,500,000	United States Treasury Note	2.7500	06/30/25	2,474,355
1,500,000	United States Treasury Note	2.8750	07/31/25	1,483,936
1,500,000	United States Treasury Note	2.0000	08/15/25	1,472,586
2,000,000	United States Treasury Note	0.2500	09/30/25	1,927,359
1,500,000	United States Treasury Note	0.2500	10/31/25	1,440,832
1,500,000	United States Treasury Note	2.8750	11/30/25	1,477,385
1,500,000	United States Treasury Note	3.8750	01/15/26	1,493,438
2,000,000	United States Treasury Note	0.5000	02/28/26	1,903,750
1,000,000	United States Treasury Note	2.2500	03/31/26	973,203
				36,397,887
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $36,340,427)			36,397,887

Shares
	SHORT-TERM INVESTMENTS — 10.7%
	MONEY MARKET FUNDS - 10.7%
8,409,789	MSILF Government Portfolio, Institutional Class, 4.79% (Cost $8,409,789)(c)	8,409,789

	TOTAL INVESTMENTS - 97.9% (Cost $69,477,568)	$77,008,301
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%	1,668,851
	NET ASSETS - 100.0%	$78,677,152

See accompanying notes which are an integral part of these financial statements.

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

OPEN LONG FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
14	Eurex 10 Year Euro BUND Future	12/09/2024	$2,006,961	$(44,153)
44	Eurex Euro STOXX 50 Future	12/23/2024	2,313,422	(6,749)
13	Euro BONO Futures on Long-Term Spanish Government Bonds	12/09/2024	1,764,912	(13,318)
55	Euro-BTP Italian Bond Futures	12/09/2024	7,151,674	63,745
20	French Government Bond Futures	12/09/2024	2,711,769	(27,730)
25	FTSE 100 Index Future	12/23/2024	2,619,382	(71,466)
38	TSE TOPIX (Tokyo Price Index) Future	12/13/2024	6,738,888	248,798
	TOTAL LONG FUTURES CONTRACTS			$149,127

OPEN SHORT FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation
43	CBOT 10 Year US Treasury Note Future	12/20/2024	$4,750,156	$12,079
4	CME E-Mini NASDAQ 100 Index Future	12/23/2024	1,601,740	39,950
7	CME E-Mini Standard & Poor’s 500 Index Future	12/23/2024	2,008,475	47,938
18	Long Gilt Future	12/30/2024	2,182,296	30,348
	TOTAL SHORT FUTURES CONTRACTS			$130,315

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Sell:
British Pound	11/21/2024	US Bank	2,350,000	$3,029,605	$(15,945)
Euro	11/21/2024	US Bank	3,000,000	3,265,253	36,456
Japanese Yen	11/21/2024	US Bank	745,000,000	4,913,974	222,742
				$11,208,832	$243,253

Total					$243,253

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2024.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 0.0%(a)
	TELECOMMUNICATIONS - 0.0%(a)
10,000	NII Holdings, Inc. 144A(b),(c),(l)	$5,700

	TOTAL COMMON STOCKS (Cost $57,730)	5,700

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 37.2%
	AUTOMOTIVE — 1.1%
2,429,000	Ford Motor Credit Company, LLC		6.9500	06/10/26	2,482,993

	BANKING — 13.7%
2,500,000	ABN AMRO Bank N.V.(c),(d)	H15T1Y + 1.550%	6.5750	10/13/26	2,530,246
1,805,000	Bank of Nova Scotia (The)(d)	H15T5Y + 4.551%	4.9000	09/04/68	1,792,820
2,385,000	Barclays plc		3.6500	03/16/25	2,372,849
4,025,000	BPCE S.A.(c),(d)	SOFRRATE + 2.100%	5.9750	01/18/27	4,063,885
3,545,000	HSBC Holdings plc(e)	SOFRRATE + 1.430%	6.4450	03/10/26	3,560,083
2,005,000	JPMorgan Chase & Company(e)	TSFR3M + 0.550%	6.0600	02/01/27	1,967,518
950,000	Mitsubishi UFJ Financial Group, Inc.(d)	H15T1Y + 1.080%	5.7190	02/20/26	951,745
3,550,000	NatWest Group plc(d)	H15T1Y + 2.850%	7.4720	11/10/26	3,634,727
4,735,000	Synchrony Bank		5.4000	08/22/25	4,737,939
5,145,000	Wells Fargo & Company(e)	US0003M + 0.500%	5.4180	01/15/27	5,070,456
795,000	Wells Fargo & Company		5.9500	12/01/86	816,384
					31,498,652
	BIOTECH & PHARMA — 0.7%
1,710,000	Biocon Biologics Global plc(c),(f)		6.6700	10/09/29	1,687,198

	COMMERCIAL SUPPORT SERVICES — 0.3%
725,000	RR Donnelley & Sons Company(c),(f)		9.5000	08/01/29	730,685

	CONSUMER SERVICES — 0.9%
2,300,000	Grand Canyon University		5.1250	10/01/28	2,158,881

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 37.2% (Continued)
	E-COMMERCE DISCRETIONARY — 1.9%
1,900,000	Rakuten Group, Inc.(c)		11.2500	02/15/27	$2,069,433
2,010,000	Rakuten Group, Inc.(c)		9.7500	04/15/29	2,177,584
					4,247,017
	ELECTRIC UTILITIES — 2.8%
3,465,000	American Electric Power Company, Inc.		5.6990	08/15/25	3,484,381
3,030,000	NextEra Energy Capital Holdings, Inc.		5.7490	09/01/25	3,053,271
					6,537,652
	ENTERTAINMENT CONTENT — 0.7%
1,560,000	Paramount Global		6.8750	04/30/36	1,558,188

	FOOD — 1.0%
2,170,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		6.5000	12/01/52	2,233,253

	INSTITUTIONAL FINANCIAL SERVICES — 2.9%
3,515,000	Credit Suisse Group A.G.(c),(d)	SOFRRATE + 3.340%	6.3730	07/15/26	3,542,579
4,185,000	Credit Suisse Group A.G.(c)	USSW5 + 4.598%	7.5000	06/11/70	460,350
2,485,000	Goldman Sachs Capital I		6.3450	02/15/34	2,604,079
					6,607,008
	INSURANCE — 3.3%
2,860,000	Athene Global Funding(c)		5.6840	02/23/26	2,883,556
1,130,000	Farmers Insurance Exchange(c),(d)	H15T10Y + 3.864%	7.0000	10/15/64	1,147,010
2,285,000	Ohio National Financial Services, Inc.(c),(f)		6.8000	01/24/30	2,254,350
1,000,000	Pacific Life Insurance Company(c)		9.2500	06/15/39	1,356,917
					7,641,833
	OIL & GAS PRODUCERS — 2.8%
3,000,000	Hess Corporation		6.0000	01/15/40	3,145,012
3,075,000	Venture Global LNG, Inc.(c)		9.8750	02/01/32	3,357,805
					6,502,817
	SPECIALTY FINANCE — 2.1%
2,010,000	AERCAP IRELAND CAPITAL DAC / AERCAP GLOBAL(d)	H15T5Y + 2.720%	6.9500	03/10/55	2,072,707
2,900,000	Avolon Holdings Funding Ltd.(c)		4.2500	04/15/26	2,855,663
					4,928,370

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 37.2% (Continued)
	TELECOMMUNICATIONS — 2.2%
4,490,000	Frontier Communications Holdings, LLC(c),(f)	6.0000	01/15/30	$4,398,752
651,000	Sprint Spectrum Company, LLC / Sprint Spectrum(c)	5.1520	03/20/28	655,454
				5,054,206
	TRANSPORTATION & LOGISTICS — 0.8%
1,868,000	United Airlines 2020-1 Class B Pass Through Trust Series 2020-1B Class B	4.8750	01/15/26	1,852,559

	TOTAL CORPORATE BONDS (Cost $88,750,751)			85,721,312

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 1.5%
	SOVEREIGN — 1.5%
3,450,000	Colombia Government International Bond	7.7500	11/07/36	3,394,096

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $3,436,718)			3,394,096

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 59.3%
	U.S. TREASURY BILLS & NOTES — 59.3%
27,220,000	United States Treasury Bill(g)	—	11/14/24	27,174,238
27,310,000	United States Treasury Bill(g)	—	12/10/24	27,174,793
27,420,000	United States Treasury Bill(g)	—	01/09/25	27,185,539
27,540,000	United States Treasury Bill(g)	—	02/13/25	27,187,431
11,665,000	United States Treasury Bill(g)	—	03/13/25	11,478,074
1,695,000	United States Treasury Note	3.5000	09/30/29	1,646,136
1,190,000	United States Treasury Note	4.1250	10/31/29	1,188,466
2,915,000	United States Treasury Note	3.6250	09/30/31	2,811,153
4,380,000	United States Treasury Note	3.8750	08/15/34	4,237,992
495,000	United States Treasury Note	4.1250	08/15/44	464,952
5,920,000	United States Treasury Note(n),(o)	4.6250	05/15/54	6,065,225
				136,613,999
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $137,252,464)			136,613,999

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.1%
	MONEY MARKET FUND – 2.3%
5,224,834	First American Government Obligations Fund, Class X, 4.83%(i)	$5,224,834

	COLLATERAL FOR SECURITIES LOANED – 1.8%
4,107,635	Mount Vernon Liquid Assets Portfolio, 4.93%(h)	4,107,635
	TOTAL MONEY MARKET FUNDS (Cost $9,332,469)	9,332,469

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,332,469)	9,332,469

	TOTAL INVESTMENTS - 102.1% (Cost $238,830,132)	$235,067,576
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%	(4,776,172)
	NET ASSETS - 100.0%	$230,291,404

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(j)	Value and Unrealized Appreciation
62	CBOT 10 Year US Treasury Note	12/20/2024	$6,849,063	$224,750
28	CBOT 5 Year US Treasury Note	01/01/2025	3,002,563	69,515
33	CBOT US Treasury Bond Futures	12/20/2024	3,892,969	219,828
89	Ultra 10-Year US Treasury Note Futures	12/20/2024	10,123,749	396,897
55	Ultra U.S. Treasury Bond Futures	12/20/2024	6,909,375	426,311
	TOTAL FUTURES CONTRACTS			$1,337,301

CREDIT DEFAULT SWAP AGREEMENTS
Description and Payment Frequency	Payment Frequency	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread	Maturity Date	Notional Value	Fair Value(m)	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciaton)
CDX.NA.HY SERIES 43	Quarterly (1)	HSBC Securities	5.00%	336.84	12/20/2029	$17,000,000	(1,378,533)	(1,227,592)	$(150,941)
CDX.NA.IG SERIES 43	Quarterly (1)	HSBC Securities	1.00%	53.85	12/20/2029	41,000,000	(1,026,022)	(925,981)	$(100,041)
CONAGRA BRANDS INC	Quarterly (1)	Barclays	1.00%	55.00	12/20/2029	5,000,000	(159,084)	(128,384)	$(30,700)
DARDEN RESTAURANTS INC	Quarterly (1)	Barclays	1.00%	25.00	6/20/2027	7,000,000	98,999	(12,266)	$111,265
KRAFT HEINZ FOODS CO. (k)	Quarterly (2)	Barclays	-1.00%	(45.00)	12/20/2029	(5,000,000)	152,942	137,093	$15,849
LENNAR CORPORATION (k)	Quarterly (2)	Barclays	-5.00%	(79.00)	12/20/2029	(5,000,000)	1,090,814	1,015,877	$74,937
TOLL BROTHERS INC.	Quarterly (1)	Barclays	1.00%	75.00	12/20/2029	5,000,000	(72,843)	(61,999)	$(10,844)
VERIZON COMMUNICATIONS INC(k)	Quarterly (2)	Barclays	-1.00%	(40.00)	6/20/2027	(7,000,000)	(93,495)	2,208	$(95,703)
TOTAL							(1,387,222)	(1,201,044)	(186,178)

(1)	Buy Protection

(2)	Sell Protection

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

TOTAL RETURN SWAPS
Description	Frequency	Counterparty	Notional Value	Variable Rate Premium Paid	Maturity Date	Unrealized Appreciation
MarkitI Boxx US Dollar Liquid High Yield Index	At Maturity	Goldman Sachs	$14,000,000	USQDD1M	12/20/2024	$118,455

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	Term Secured Overnight Financing Rate 3 Month Average

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

USSW5	USD SWAP SEMI 30/360 5YR

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is 36,177,167 or 15.7% of net assets.

(d)	Variable rate security; the rate shown represents the rate on October 31, 2024.

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)	All or a portion of these securities are on loan. Total loaned securities had a value of $4,023,405 at October 31, 2024.

(g)	Zero coupon bond.

(h)	Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $4,107,635 at October 31, 2024.

(i)	Rate disclosed is the seven day effective yield as of October 31, 2024.

(j)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(k)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(l)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.00% of net assets. The total value of these securities is $5,700.

(m)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(n)	All or portion of security held as collateral for Futures at 10/31/2024.

(o)	All or portion of security held as collateral for Swaps at 10/31/2024.

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	CLOSED END FUNDS — 1.5%
	EQUITY - 1.5%
2,468,782	Altaba, Inc. (h)	$3,456,295

	TOTAL CLOSED END FUNDS (Cost $1,226,356)	3,456,295

Shares		Fair Value
	COMMON STOCKS — 75.7%
	ASSET MANAGEMENT - 0.0%(a)
469,792	Pershing Square Tontine Holdings Ltd.(b),(h)	—

	BANKING - 1.0%
38,142	Independent Bank Group, Inc.	2,225,967

	CABLE & SATELLITE - 6.1%
172,010	Liberty Broadband Corporation, C - Series C(b)	13,901,848

	ELECTRIC UTILITIES - 4.3%
278,635	Avangrid, Inc.	9,950,056

	FOOD - 3.9%
111,792	Kellanova	9,016,025

	HEALTH CARE FACILITIES & SERVICES - 3.3%
53,947	Amedisys, Inc.(b)	5,103,386
42,962	Catalent, Inc.(b)	2,517,573
		7,620,959
	LEISURE FACILITIES & SERVICES - 2.2%
380,048	Everi Holdings, Inc.(b)	5,066,040

	MEDICAL EQUIPMENT & DEVICES - 2.0%
64,046	Axonics, Inc.(b)	4,502,434

	METALS & MINING - 3.0%
47,463	Arch Resources, Inc.	6,965,670

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 75.7% (Continued)
	OIL & GAS PRODUCERS - 11.3%
122,804	Hess Corporation	$16,514,682
338,943	Marathon Oil Corporation	9,388,721
		25,903,403
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
114,147	ChampionX Corporation	3,221,228

	REAL ESTATE OWNERS & DEVELOPERS - 2.8%
56,429	McGrath RentCorporation	6,415,977

	RENEWABLE ENERGY - 4.4%
453,779	Atlantica Sustainable Infrastructure plc	10,010,365

	RETAIL - CONSUMER STAPLES - 7.6%
956,416	Albertsons Companies, Inc., A(c)	17,311,129

	SEMICONDUCTORS - 3.3%
209,369	Shinko Electric Industries Company Ltd.(b)	7,525,078

	SOFTWARE - 7.4%
28,608	ANSYS, Inc.(b)	9,166,289
239,642	HashiCorp, Inc.(b)	8,114,278
		17,280,567
	STEEL - 7.1%
418,716	United States Steel Corporation(c)	16,267,117

	TECHNOLOGY HARDWARE - 2.2%
128,425	Juniper Networks, Inc.(c)	4,995,733

	TECHNOLOGY SERVICES - 2.4%
161,700	Nuvei Corporation	5,441,205

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 75.7% (Continued)
	TELECOMMUNICATIONS - 0.0%(a)
205,893	NII Holdings, Inc. 144A(b),(d),(h)	$72,063

	TRANSPORTATION & LOGISTICS - 0.0%(a)
1,025	American Airlines Group, Inc.(b)	13,735
101,283	American Airlines Group, Inc. Escrow Security(b),(h)	—
		13,735

	TOTAL COMMON STOCKS (Cost $177,343,375)	173,706,599

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHTS — 0.5%
	ASSET MANAGEMENT - 0.0% (a)
117,448	Pershing Square Sparc Holdings Ltd(h)	9/29/2034	$—	35,234

	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
532,221	Resolute Forest Products, Inc. - CVR(h)		$6.25	1,064,442

	MEDICAL EQUIPMENT & DEVICES - 0.0%(a)
34,956	Abiomed, Inc. – CVR(h)	12/31/2034	$35.00	61,173

	TOTAL RIGHTS (Cost $850,905)			1,160,849

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 15.5%
	MONEY MARKET FUND – 10.2%
23,518,409	Fidelity Government Portfolio, Institutional Class, 4.74%(f)	23,518,409

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 15.5% (Continued)
	COLLATERAL FOR SECURITIES LOANED – 5.3%
12,131,260	Mount Vernon Liquid Assets Portfolio, 4.93%(e),(f)	$12,131,260

	TOTAL SHORT-TERM INVESTMENTS (Cost $35,649,669)	35,649,669

	TOTAL INVESTMENTS - 93.2% (Cost $215,070,305)	$213,973,412
	CALL OPTIONS WRITTEN - (0.3)% (Premiums received - $667,608)	(777,150)
	TOTAL SECURITIES SOLD SHORT - (27.5)% (Proceeds Received - $65,190,666)	(63,067,930)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 34.6%	79,482,881
	NET ASSETS - 100.0%	$229,611,203

Contracts(g)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.3)%
	CALL OPTIONS WRITTEN - (0.3)%
1,413	United States Steel Corporation	Morgan Stanley	01/17/2025	$40	$5,489,505	$777,150
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $667,608)

	TOTAL EQUITY OPTIONS WRITTEN (Premiums Received - $667,608)					$777,150

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $11,696,517 at October 31, 2024.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is 72,063 or 0.0% of net assets.

(e)	Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $12,131,260 at October 31, 2024.

(f)	Rate disclosed is the seven day effective yield as of October 31, 2024.

(g)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(h)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 2.04% of net assets. The total value of these securities is $4,689,207.

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF SECURITIES SOLD SHORT
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — (27.5)%
	BANKING - (1.0)%
(22,886)	SouthState Corporation	$(2,232,071)

	CABLE & SATELLITE - (5.6)%
(39,219)	Charter Communications, Inc., Class A	(12,848,537)

	CHEMICALS - (1.9)%
(810,620)	Arcadium Lithium plc	(4,369,242)

	METALS & MINING - (3.0)%
(62,937)	CONSOL Energy, Inc.	(6,980,972)

	OIL & GAS PRODUCERS - (12.3)%
(125,888)	Chevron Corporation	(18,734,652)
(86,435)	ConocoPhillips	(9,468,090)
		(28,202,742)
	OIL & GAS SERVICES & EQUIPMENT - (1.5)%
(83,902)	Schlumberger N.V.	(3,361,953)

	SOFTWARE - (2.2)%
(9,876)	Synopsys, Inc.	(5,072,413)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $65,190,666)	$(63,067,930)

FOREIGN CURRENCY CONTRACTS

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation
To Sell:
Japanese Yen	11/13/2024	Morgan Stanley FX	1,239,464,480	$8,167,024	$395,183
Total					$395,183

See accompanying notes which are an integral part of these financial statements.

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.5%
	ASSET MANAGEMENT - 6.4%
4,766	Blackstone, Inc.	$799,497
272,143	FTAI Infrastructure, LLC(a)	2,196,194
		2,995,691
	DATA CENTER REIT - 10.5%
10,539	Digital Realty Trust, Inc.	1,878,366
3,329	Equinix, Inc.	3,022,998
		4,901,364
	ELECTRICAL EQUIPMENT - 2.9%
4,471	GE Vernova, LLC(b)	1,348,722

	FOOD - 1.0%
154,904	Cadiz, Inc.(a),(b)	470,908

	GAMING REIT - 2.0%
29,099	VICI Properties, Inc.	924,184

	HEALTH CARE REIT - 4.6%
15,287	Ventas, Inc.	1,001,146
8,612	Welltower, Inc.	1,161,587
		2,162,733
	INDUSTRIAL REIT - 10.1%
13,358	Innovative Industrial Properties, Inc.	1,725,720
20,144	Prologis, Inc.(a), (b)	2,275,063
16,142	Rexford Industrial Realty, Inc.	692,330
		4,693,113
	INFRASTRUCTURE REIT - 11.1%
16,435	American Tower Corporation, A	3,509,529
10,895	Crown Castle, Inc.	1,171,104
2,295	SBA Communications Corporation, A	526,634
		5,207,267
	INTERNET MEDIA & SERVICES - 1.0%
7,748	Zillow Group, Inc., Class C(a),(b)	465,577

See accompanying notes which are an integral part of these financial statements.

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.5% (Continued)
	LEISURE FACILITIES & SERVICES - 9.2%
21,813	Caesars Entertainment, Inc.(b)	$873,611
56,352	MGM Resorts International(a),(b)	2,077,697
14,552	Wynn Resorts Ltd.	1,397,283
		4,348,591
	OFFICE REIT - 1.3%
5,293	Alexandria Real Estate Equities, Inc.(a), (b)	590,434

	OIL & GAS PRODUCERS - 3.1%
172,255	New Fortress Energy, Inc.(a), (b)	1,448,665

	REAL ESTATE SERVICES - 2.8%
9,858	CBRE Group, Inc., Class A(b)	1,291,102

	RESIDENTIAL REIT - 8.6%
12,779	American Homes 4 Rent, Class A	450,332
4,500	AvalonBay Communities, Inc.(a)	997,245
7,022	Equity LifeStyle Properties, Inc.(a)	492,383
11,577	Equity Residential (b)	814,673
21,127	Invitation Homes, Inc.	663,599
4,517	Sun Communities, Inc.	599,316
		4,017,548
	RETAIL REIT - 5.0%
27,223	Macerich Company (The) (a), (b)	509,070
10,758	Simon Property Group, Inc.	1,819,393
		2,328,463
	SELF-STORAGE REIT - 5.3%
6,710	Extra Space Storage, Inc.	1,095,743
4,225	Public Storage	1,390,279
		2,486,022
	SELF-STORAGE REITS - 0.9%
8,535	CubeSmart(a), (b)	408,314

See accompanying notes which are an integral part of these financial statements.

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.5% (Continued)
	SPECIALTY FINANCE - 1.5%
5,207	FTAI Aviation Ltd.(a), (b)	$700,029

	SPECIALTY REITS - 5.7%
28,598	Americold Realty Trust, Inc.	734,397
4,819	Iron Mountain, Inc.	596,255
68,859	NewLake Capital Partners, Inc.	1,322,781
		2,653,433
	TECHNOLOGY SERVICES - 1.1%
6,834	CoStar Group, Inc.(b)	497,447

	TELECOMMUNICATIONS - 3.6%
107,666	DigitalBridge Group, Inc.	1,689,280

	TIMBER REIT - 1.5%
22,192	Weyerhaeuser Company	691,503

	TRANSPORTATION & LOGISTICS - 1.3%
5,200	Kirby Corporation(a),(b)	596,752

	TOTAL COMMON STOCKS (Cost $38,264,342)	46,917,142

Shares		Fair Value
	SHORT-TERM INVESTMENT — 16.6%
	COLLATERAL FOR SECURITIES LOANED — 16.6%
7,776,517	Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (Cost $7,776,517) (c),(d)	7,776,517

	TOTAL INVESTMENTS - 117.1% (Cost $46,040,859)	$54,693,659
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.1)%	(7,968,334)
	NET ASSETS - 100.0%	$46,725,325

LLC	- Limited Liability Company

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $7,326,786 at October 31, 2024.

(c)	Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $7,776,517 at October 31, 2024.

(d)	Rate disclosed is the seven day effective yield as of October 31, 2024.

See accompanying notes which are an integral part of these financial statements.

DUNHAM U.S. ENHANCED MARKET FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Principal Amount ($)		Discount Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 54.7%
	U.S. TREASURY BILLS — 40.3%
13,000,000	United States Treasury Bill(a)	4.3900	02/11/25	$12,836,717
28,000,000	United States Treasury Bill(a)(b)	4.0992	07/10/25	27,196,563
				40,033,280

		Coupon Rate (%)	Maturity
	U.S. TREASURY NOTES — 14.4%
16,000,000	United States Treasury Note	1.2500	09/30/28	14,330,625

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $54,677,796)			54,363,905

Shares
SHORT-TERM INVESTMENTS — 3.2%
MONEY MARKET FUNDS - 3.2%
3,205,927	Fidelity Government Portfolio, Institutional Class, 4.74% (Cost $3,205,927)(c)	3,205,927

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FLEX OPTIONS PURCHASED - 42.5%
	CALL OPTIONS PURCHASED - 42.5%
50	S&P 500 INDEX	Societe Generale	02/28/2029	$4,510	$22,550,000	$10,157,464
215	S&P 500 INDEX	Societe Generale	06/11/2029	5,450	117,175,000	32,005,789

	TOTAL FLEX OPTIONS PURCHASED (Cost - $34,222,343)					42,163,253

	TOTAL INVESTMENTS - 100.4% (Cost $92,106,066)					$99,733,085
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%					(381,030)
	NET ASSETS - 100.0%					$99,352,055

See accompanying notes which are an integral part of these financial statements.

DUNHAM U.S. ENHANCED MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
57	CBOT 10 Year US Treasury Note Future	12/20/2024	$6,296,719	$(210,406)
250	CBOT 2 Year US Treasury Note Future	01/01/2025	51,486,328	(455,146)
438	CBOT 5 Year US Treasury Note Future	01/01/2025	46,968,656	(1,122,259)
20	CBOT US Treasury Bond Futures	12/20/2024	2,359,375	(135,774)
9	CME E-Mini Standard & Poor’s 500 Index Future	12/23/2024	2,582,325	21,623
20	Ultra US Treasury Bond Futures	12/20/2024	2,512,500	(167,184)
	TOTAL FUTURES CONTRACTS			$(2,069,146)

(a)	Zero coupon bond.

(b)	A portion is held as collateral for futures.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2024.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024

	Dunham			Dunham
	Corporate /	Dunham	Dunham	International	Dunham
	Government	Floating Rate	High-Yield	Opportunity	Large Cap
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Value Fund
Assets:
Investments in securities, at cost	$217,915,889	$160,788,185	$243,891,160	$77,546,590	$101,769,107
Investments in securities, at value	$214,155,903	$157,381,651	$244,125,917	$75,551,559	$162,087,091
Foreign currency, at value (cost $0, $0, $0, $2,575,131, and $0 respectively)	—	—	—	2,551,122	—
Deposits with brokers for futures (a)	—	—	—	637,667	—
Deposits with brokers for swaps (a)	—	—	—	622,163	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	420,214	—
Unrealized appreciation on futures	—	—	—	299,797	—
Receivable for securities sold	480,251	—	201,778	102,316	—
Interest and dividends receivable	1,773,478	1,011,291	3,231,983	1,153,732	157,772
Receivable for Fund shares sold	294,999	1,061	110,750	—	—
Prepaid expenses and other assets	25,402	37,751	25,897	32,794	25,416
Total Assets	216,730,033	158,431,754	247,696,325	81,371,364	162,270,279

Liabilities:
Due to Broker	—	—	—	370,000	—
Cash overdraft	—	—	—	150,130	—
Payable for securities purchased	4,622,403	11,196,476	1,385,669	1,317,331	—
Payable for Fund shares redeemed	352,359	355,804	469,987	170,947	203,963
Distributions payable	2,249	7,654	9,275	7,826	—
Payable upon return of securities loaned (Market value of securities on loan $6,754,121, $4,228,786, $43,275,712, $1,921,281, $5,881,333 respectively)	6,919,352	4,329,566	44,306,422	1,975,463	5,958,550
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	34,802	—
Unrealized depreciation on futures	—	—	—	396,246	—
Unrealized depreciation swaps	—	—	—	3,437	—
Premiums received on swap contracts	—	—	—	165,609	—
Payable to adviser	85,862	90,022	101,107	38,577	87,789
Payable to sub-adviser	64,444	21,180	46,815	44,078	71,762
Payable for distribution fees	7,816	6,422	18,986	854	14,312
Payable to related parties	75,828	46,899	54,771	49,487	38,625
Accrued expenses and other liabilities	33,196	33,361	28,603	33,805	33,105
Total Liabilities	12,163,509	16,087,384	46,421,635	4,758,592	6,408,106

Net Assets	$204,566,524	$142,344,370	$201,274,690	$76,612,772	$155,862,173

Net Assets:
Paid in capital	$215,367,595	$169,094,592	$212,162,918	$85,591,007	$89,066,523
Accumulated earnings (loss)	(10,801,071)	(26,750,222)	(10,888,228)	(8,978,235)	66,795,650
Net Assets	$204,566,524	$142,344,370	$201,274,690	$76,612,772	$155,862,173

Net Asset Value Per Share
Class N Shares:
Net Assets	$188,098,622	$128,745,988	$184,016,235	$70,485,517	$135,788,039
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	14,964,495	14,883,961	21,248,744	8,940,494	6,655,714
Net asset value, offering and redemption price per share	$12.57	$8.65	$8.66	$7.88	$20.40

Class A Shares:
Net Assets	$14,107,972	$8,683,627	$13,976,063	$5,312,868	$16,518,198
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	1,124,154	1,005,056	1,593,151	681,870	815,650
Net asset value and redemption price per share *	$12.55	$8.64	$8.77	$7.79	$20.25
Front-end sales charge factor	0.9550	0.9550	0.9550	0.9550	0.9425
Offering price per share (Net asset value per share / front-end sales charge factor)	$13.14	$9.05	$9.18	$8.16	$21.49

Class C Shares:
Net Assets	$2,359,930	$4,914,755	$3,282,392	$814,387	$3,555,936
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	189,551	568,637	381,475	107,888	189,024
Net asset value, offering and redemption price per share	$12.45	$8.64	$8.60	$7.55	$18.81

*	For certain purchases of $1 million or more, a 0.75% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.

(a)	See Section 2.k. in the notes for the breakout by counterparty.

 See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
October 31, 2024

		Dunham		Dunham
	Dunham	Focused	Dunham	Emerging	Dunham
	Small Cap	Large Cap	Small Cap	Markets	International
	Value Fund	Growth Fund	Growth Fund	Stock Fund	Stock Fund
Assets:
Investments in securities, at cost	$112,969,170	$71,778,436	$77,609,921	$97,162,488	$144,961,924
Investments in securities, at value	$115,867,293	$187,113,166	$92,504,330	$119,816,877	$151,161,199
Foreign currency, at value (cost $0, $0, $0, $1,026,020, and $239,527 respectively)	—	—	—	1,026,038	238,338
Receivable for securities sold	132,190	—	371,867	—	1,463,564
Unrealized appreciation on spot contracts	—	—	—	—	9,792
Interest and dividends receivable	43,915	64,969	16,654	121,845	1,117,674
Receivable for Fund shares sold	—	280	—	—	22,904
Prepaid expenses and other assets	37,759	32,491	24,908	24,798	32,904
Total Assets	116,081,157	187,210,906	92,917,759	120,989,558	154,046,375

Liabilities:
Payable for securities purchased	971,290	—	9,434	1,190,217	2,096,475
Payable for Fund shares redeemed	104,688	332,314	73,279	188,557	250,618
Payable upon return of securities loaned (Market value of securities on loan $14,919,158, $4,332,741, $16,734,997, $3,047,537, and $7,780,426 respectively)	15,688,693	4,483,463	17,479,162	3,146,913	8,077,302
Accrued foreign capital gains tax on appreciated securities	—	—	—	887,812	—
Payable to adviser	55,905	102,159	43,306	66,085	82,027
Payable to sub-adviser	16,864	53,662	8,266	8,646	78,521
Payable for distribution fees	6,537	31,913	14,758	9,686	14,475
Payable to related parties	27,496	40,598	26,395	33,477	50,797
Payable for line of credit	—	—	—	333,000	—
Accrued expenses and other liabilities	31,697	39,373	29,009	70,560	70,264
Total Liabilities	16,903,170	5,083,482	17,683,609	5,934,953	10,720,479

Net Assets	$99,177,987	$182,127,424	$75,234,150	$115,054,605	$143,325,896

Net Assets:
Paid in capital	$85,099,115	$47,500,581	$68,494,844	$120,750,826	$120,571,753
Accumulated earnings (loss)	14,078,872	134,626,843	6,739,306	(5,696,221)	22,754,143
Net Assets	$99,177,987	$182,127,424	$75,234,150	$115,054,605	$143,325,896

Net Asset Value Per Share
Class N Shares:
Net Assets	$88,294,437	$151,472,695	$64,420,177	$99,643,255	$125,167,014
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	5,337,509	3,469,971	3,348,554	7,057,825	6,589,213
Net asset value, offering and redemption price per share	$16.54	$43.65	$19.24	$14.12	$19.00
Class A Shares:
Net Assets	$8,983,295	$21,365,190	$8,879,135	$13,369,188	$14,017,514
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	556,598	508,759	504,303	973,481	745,348
Net asset value, and redemption price per share *	$16.14	$41.99	$17.61	$13.73	$18.81
Front-end sales charge factor	0.9425	0.9425	0.9425	0.9425	0.9425
Offering price per share (Net asset value per share / front-end sales charge factor)	$17.12	$44.55	$18.68	$14.57	$19.96
Class C Shares:
Net Assets	$1,900,255	$9,289,539	$1,934,838	$2,042,162	$4,141,368
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	145,639	248,323	169,363	161,929	238,772
Net asset value, offering and redemption price per share	$13.05	$37.41	$11.42	$12.61	$17.34

*	For certain purchases of $1 million or more, a 0.75% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.

 See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
October 31, 2024

			Dunham		Dunham
	Dunham	Dunham	Monthly	Dunham	U.S. Enhanced
	Dynamic Macro	Long/Short	Distribution	Real Estate	Market
	Fund	Credit Fund	Fund	Stock Fund	Fund
Assets:
Investments in securities, at cost	$69,477,568	$238,830,132	$215,070,305	$46,040,859	$92,106,066
Investments in securities, at value	$77,008,301	$235,067,576	$213,973,412	$54,693,659	$99,733,085
Cash	—	—	7	20,853	—
Foreign currency, at value (cost $0, $0, $71,200, $0 and $0 respectively)	—	—	71,088	—	—
Deposits with brokers for securities sold short (a)	—	—	86,583,736	—	—
Deposit with brokers for futures (a)	1,146,226	—	—	—	1,924,915
Deposit with brokers for swaps (a)	—	2,771,052	—	—	—
Unrealized appreciation on futures	442,858	1,337,301	—	—	21,623
Unrealized appreciation on swap contracts	—	320,506	—	—	—
Premiums paid on swap contracts	—	1,155,178	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	259,198	—	395,183	—	—
Receivable for securities sold	—	—	5,098,951	164,761	—
Interest and dividends receivable	206,103	1,890,006	480,506	20,235	33,488
Receivable for Fund shares sold	—	44	32	1,000	—
Due from sub-adviser	—	16,356	—	—	—
Prepaid expenses and other assets	29,960	27,600	45,741	23,863	20,692
Total Assets	79,092,646	242,585,619	306,648,656	54,924,371	101,733,803

Liabilities:
Option contracts written (premiums received $0, $0, $667,608 $0, and $0 respectively)	—	—	777,150	—	—
Securities sold short (proceeds received $0, $0, $65,190,666, $0, and $0 respectively)	—	—	63,067,930	—	—
Cash overdraft due to broker	—	1,332,253	—	—	—
Payable for securities purchased	—	3,436,718	—	—	—
Payable for Fund shares redeemed	107,113	431,302	593,918	84,605	116,345
Payable upon return of securities loaned (Market value of securities on loan $0, $4,023,405, $11,696,517, $7,326,786 and $0 respectively),	—	4,107,635	12,131,260	7,776,517	—
Unrealized depreciation on forward foreign currency exchange contracts	15,945	—	—	—	—
Distributions payable	—	17,220	47,302	—	—
Premiums received on swap contracts	—	2,356,222	—	—	—
Unrealized depreciation on swap contracts	—	388,229	—	—	—
Unrealized depreciation on futures	163,416	—	—	—	2,090,769
Payable for dividend on short sales	—	—	—	—	—
Payable to adviser	43,824	125,507	125,029	26,681	56,550
Payable to sub-adviser	23,085	—	172,334	27,263	60,301
Payable for distribution fees	5,290	14,793	31,206	1,804	2,835
Payable to related parties	28,359	49,372	53,535	22,132	29,765
Payable for line of credit	—	—	—	235,000	—
Accrued expenses and other liabilities	28,462	34,964	37,789	25,044	25,183
Total Liabilities	415,494	12,294,215	77,037,453	8,199,046	2,381,748

Net Assets	$78,677,152	$230,291,404	$229,611,203	$46,725,325	$99,352,055

Net Assets:
Paid in capital	$67,621,901	$247,333,762	$230,453,362	$56,399,728	$70,204,284
Accumulated earnings (loss)	11,055,251	(17,042,358)	(842,159)	(9,674,403)	29,147,771
Net Assets	$78,677,152	$230,291,404	$229,611,203	$46,725,325	$99,352,055

Net Asset Value Per Share
Class N Shares:
Net Assets	$67,752,238	$212,541,807	$197,785,693	$40,260,043	$88,811,210
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	5,472,301	24,104,835	6,866,140	2,752,811	4,633,512
Net asset value, offering and redemption price per share	$12.38	$8.82	$28.81	$14.63	$19.17
Class A Shares:
Net Assets	$9,368,513	$15,513,552	$20,233,524	$4,544,083	$9,781,537
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	768,031	1,764,052	747,119	309,176	511,466
Net asset value, and redemption price per share *	$12.20	$8.79	$27.08	$14.70	$19.12
Front-end sales charge factor	0.9425	0.9425	0.9425	0.9425	0.9425
Offering price per share (Net asset value per share / front-end sales charge factor)	$12.94	$9.33	$28.73	$15.60	$20.29
Class C Shares:
Net Assets	$1,556,401	$2,236,045	$11,591,986	$1,921,199	$759,308
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	138,003	266,673	633,630	145,149	39,992
Net asset value, offering and redemption price per share	$11.28	$8.38	$18.29	$13.24	$18.99

*	For certain purchases of $1 million or more, a 0.75% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.

(a)	See Section 2.k. in the notes for the breakout by counterparty.

 See accompanying notes which are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2024

	Dunham			Dunham
	Corporate /	Dunham	Dunham	International	Dunham
	Government	Floating Rate	High-Yield	Opportunity	Large Cap
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Value Fund
Investment Income:
Interest income	$8,919,446	$12,536,344	$11,863,306	$4,390,600	$167,272
Dividend income	3,937	—	376,871	—	3,146,536
Securities lending income - net	13,660	7,868	80,112	10,656	14,462
Less: Foreign withholding taxes	(229)	—	—	(2,558)	—
Total Investment Income	8,936,814	12,544,212	12,320,289	4,398,698	3,328,270

Operating Expenses:
Investment advisory fees	830,608	734,893	976,138	398,734	1,007,471
Sub-advisory fees	498,365	342,950	520,607	299,050	464,987
Sub-advisory performance fees	134,297	(107,497)	60,584	139,991	73,242
Distribution fees- Class A Shares	38,092	24,224	37,854	15,949	44,279
Distribution fees- Class C Shares	19,206	40,456	27,504	7,066	35,273
Administration fees	212,924	85,625	133,244	137,204	68,600
Custodian fees	12,233	17,914	12,206	41,317	12,374
Registration fees	52,389	49,185	52,509	43,199	54,180
Transfer agent fees	45,300	39,241	45,008	34,584	42,428
Printing and postage expense	28,474	22,330	27,123	14,758	23,138
Professional fees	25,331	22,365	24,864	20,019	24,179
Fund accounting fees	21,882	16,386	21,353	8,362	20,722
Chief Compliance Officer fees	10,659	7,548	9,896	4,233	10,123
Trustees’ fees	7,297	5,189	6,957	3,086	6,635
Third party administrative servicing fees	6,087	3,825	7,390	5,079	8,220
Insurance expense	1,898	1,893	1,712	792	2,301
Interest expense	1,658	3,879	294	1,144	2,477
Miscellaneous expenses	9,886	12,223	8,479	4,716	29,553
Total Operating Expenses	1,956,586	1,322,629	1,973,722	1,179,283	1,930,182
Less: Fees paid indirectly	—	—	—	—	(705)
Net Operating Expenses	1,956,586	1,322,629	1,973,722	1,179,283	1,929,477

Net Investment Income	6,980,228	11,221,583	10,346,567	3,219,415	1,398,793

Realized and Unrealized Gain (Loss) on Investments, Futures, Swap Contracts and Forward Foreign Currency Exchange Contracts:
Net realized gain (loss) from:
Investments	(2,583,140)	(2,349,978)	(84,014)	733,264	8,616,613
Futures	—	—	—	230,455	—
Swap contracts	—	—	—	(426,188)	—
Forward foreign currency exchange contracts	—	—	—	(795,889)	—
Net realized gain (loss)	(2,583,140)	(2,349,978)	(84,014)	(258,358)	8,616,613
Net change in unrealized appreciation (depreciation) on:
Investments	11,090,999	3,467,261	9,162,325	5,034,999	32,926,303
Futures	—	—	—	62,209	—
Swap contracts	—	—	—	(29,961)	—
Forward foreign currency exchange contracts	—	—	—	435,345	—
Net change in unrealized appreciation (depreciation)	11,090,999	3,467,261	9,162,325	5,502,592	32,926,303
Net Realized and Unrealized Gain	8,507,859	1,117,283	9,078,311	5,244,234	41,542,916

Net Increase in Net Assets Resulting From Operations	$15,488,087	$12,338,866	$19,424,878	$8,463,649	$42,941,709

 See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF OPERATIONS (Continued)
For the Year Ended October 31, 2024

		Dunham		Dunham
	Dunham	Focused	Dunham	Emerging	Dunham
	Small Cap	Large Cap	Small Cap	Markets	International
	Value Fund	Growth Fund	Growth Fund	Stock Fund	Stock Fund
Investment Income:
Interest income	$129,429	$163,165	$119,779	$80,652	$33,797
Dividend income	1,503,488	540,915	320,098	3,071,137	6,798,685
Securities lending income - net	39,157	10,657	44,355	4,192	52,112
Less: Foreign withholding taxes	(5,655)	(8,195)	(3,380)	(406,905)	(730,774)
Total Investment Income	1,666,419	706,542	480,852	2,749,076	6,153,820

Operating Expenses:
Investment advisory fees	551,315	1,212,623	504,613	719,913	925,506
Sub-advisory fees	381,679	652,951	388,164	498,401	925,506
Sub-advisory performance fees	(64,187)	15,110	(87,851)	(284,385)	359,688
Distribution fees- Class A Shares	21,393	59,355	23,622	34,468	38,272
Distribution fees- Class C Shares	19,397	89,649	19,419	19,603	42,601
Registration fees	53,456	53,524	54,406	53,376	51,604
Administration fees	49,348	77,147	49,588	77,053	150,547
Transfer agent fees	34,222	48,949	33,879	37,388	47,933
Professional fees	20,722	25,758	20,599	39,463	23,519
Printing and postage expense	23,358	34,992	13,286	18,493	24,282
Fund accounting fees	10,781	24,906	10,219	14,674	18,624
Third party administrative servicing fees	5,964	24,561	13,348	3,784	20,185
Custodian fees	23,993	9,520	10,603	153,611	132,173
Chief Compliance Officer fees	5,047	12,068	4,878	6,850	9,333
Trustees’ fees	3,049	8,095	2,827	4,698	6,087
Interest expense	743	6,158	299	14,791	14,771
Insurance expense	987	2,629	1,051	1,621	1,935
Miscellaneous expenses	16,272	34,883	14,719	13,847	10,091
Total Operating Expenses	1,157,539	2,392,878	1,077,669	1,427,649	2,802,657
Less: Fees paid indirectly	(15,400)	(2,865)	(9,429)	—	—
Net Operating Expenses	1,142,139	2,390,013	1,068,240	1,427,649	2,802,657

Net Investment Income (Loss)	524,280	(1,683,471)	(587,388)	1,321,427	3,351,163

Realized and Unrealized Gain (Loss) on Investments, Foreign Capital Gains Tax, Foreign Currency Transactions and Forward Foreign Currency Exchange Contracts
Net realized gain (loss) from:
Investments	12,434,349	25,308,121	10,142,813	(1,446,749)	16,265,621
Foreign capital gains tax	—	—	—	(870,288)	—
Foreign currency transactions	—	—	—	(134,471)	34,344
Forward foreign currency exchange contracts	(3,875)	—	—	—	—
Net realized gain (loss)	12,430,474	25,308,121	10,142,813	(2,451,508)	16,299,965
Net change in unrealized appreciation (depreciation) on:
Investments	4,795,835	41,393,095	10,147,209	21,552,772	10,306,632
Foreign currency transactions	—	—	—	(1,996)	(1,235)
Net change in foreign capital gains tax on appreciated securities	—	—	—	(257,196)	—
Net change in unrealized appreciation (depreciation)	4,795,835	41,393,095	10,147,209	21,293,580	10,305,397
Net Realized and Unrealized Gain	17,226,309	66,701,216	20,290,022	18,842,072	26,605,362

Net Increase in Net Assets Resulting From Operations	$17,750,589	$65,017,745	$19,702,634	$20,163,499	$29,956,525

 See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF OPERATIONS (Continued)
For the Year Ended October 31, 2024

	Dunham	Dunham	Dunham	Dunham	Dunham
	Dynamic Macro	Long/Short	Monthly	Real Estate	U.S. Enhanced
	Fund	Credit Fund	Distribution Fund	Stock Fund	Market Fund
Investment Income:
Interest income	$1,998,466	$11,357,027	$4,443,824	$6,081	$2,945,031
Dividend income	464,952	—	3,880,326	1,636,225	—
Securities lending income - net	—	15,422	32,443	48,962	—
Less: Foreign withholding taxes	—	—	(31,463)	(5,506)	—
Total Investment Income	2,463,418	11,372,449	8,325,130	1,685,762	2,945,031

Operating Expenses:
Investment advisory fees	417,389	1,303,799	1,192,364	354,335	642,571
Sub-advisory fees	385,282	1,203,507	1,100,643	245,309	494,285
Sub-advisory performance fees	92,629	(1,105,652)	14,363	43,312	(122,615)
Distribution fees- Class A Shares	20,463	44,778	50,746	15,116	26,318
Distribution fees- Class C Shares	12,655	26,624	125,264	20,137	5,262
Registration fees	54,097	56,009	57,048	53,303	76,371
Administration fees	53,318	99,482	78,027	39,577	61,090
Printing and postage expense	33,779	30,016	48,286	12,668	13,749
Transfer agent fees	33,157	49,445	43,839	29,886	33,430
Custodian fees	24,815	13,760	36,078	6,403	5,229
Professional fees	19,808	26,054	24,607	18,798	21,557
Fund accounting fees	8,120	25,849	23,925	7,089	13,273
Chief Compliance Officer fees	3,931	12,090	13,187	3,748	6,450
Trustees’ fees	3,114	7,938	7,399	1,778	4,586
Third party administrative servicing fees	3,702	18,549	13,227	5,169	4,476
Insurance expense	644	2,984	2,870	1,110	882
Interest expense	106,320	443	2,364	16,207	9,283
Dividend expense on short sales	—	—	1,672,515	—	—
Miscellaneous expenses	4,977	11,662	10,444	6,018	8,435
Total Operating Expenses	1,278,200	1,827,337	4,517,196	879,963	1,304,632
Less: Fees paid indirectly	—	—	—	—	—
Net Operating Expenses	1,278,200	1,827,337	4,517,196	879,963	1,304,632

Net Investment Income	1,185,218	9,545,112	3,807,934	805,799	1,640,399

Realized and Unrealized Gain (Loss) on Investments, Futures, Purchased Options, Securities Sold Short, Written Options, Swap Contracts, Foreign Currency Transactions and Forward Foreign Currency Exchange Contracts:
Net realized gain (loss) from:
Investments	114,812	665,894	(31,949,105)	9,745,807	(121,831)
Futures	2,170,509	(349,783)	—	—	3,084,595
Purchased options	—	—	(61,361)	—	20,869,118
Securities sold short	—	—	31,869,012	—	—
Written options	—	—	(23,923)	—	—
Swap contracts	—	(4,853,992)	—	—	—
Forward foreign currency exchange contracts	133,968	(1,580)	690,630	—	—
Net realized gain (loss)	2,419,289	(4,539,461)	525,253	9,745,807	23,831,882
Net change in unrealized appreciation (depreciation) on:
Investments	5,071,326	5,400,654	8,884,454	8,740,638	860,937
Futures	696,136	(1,004,259)	—	—	(458,864)
Purchased options	—	—	—	—	6,169,900
Securities sold short	—	—	447,652	—	—
Written options	—	—	(333,558)	—	—
Swap contracts	—	174,216	—	—	—
Forward foreign currency exchange contracts	97,640	—	(41,604)	—	—
Foreign currency transactions	(117,106)	2,156	45,392	—	—
Net change in unrealized appreciation (depreciation)	5,747,996	4,572,767	9,002,336	8,740,638	6,571,973
Net Realized and Unrealized Gain	8,167,285	33,306	9,527,589	18,486,445	30,403,855

Net Increase in Net Assets Resulting From Operations	$9,352,503	$9,578,418	$13,335,523	$19,292,244	$32,044,254

 See accompanying notes which are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dunham		Dunham		Dunham		Dunham		Dunham
	Corporate/Government		Floating Rate		High-Yield		International Opportunity		Large Cap
	Bond Fund		Bond Fund		Bond Fund		Bond Fund		Value Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023
Operations:
Net investment income	$6,980,228	$3,945,007	$11,221,583	$12,506,954	$10,346,567	$7,011,086	$3,219,415	$2,334,237	$1,398,793	$1,758,797
Net realized gain (loss) from investments, futures, swap contracts and forward foreign currency exchange contracts	(2,583,140)	(1,727,970)	(2,349,978)	(3,466,656)	(84,014)	(2,989,421)	(258,358)	(2,613,239)	8,616,613	7,011,704
Net change in unrealized appreciation (depreciation) on investments, futures, swap contracts and forward foreign currency exchange contracts	11,090,999	(3,871,521)	3,467,261	6,083,676	9,162,325	3,280,143	5,502,592	4,384,620	32,926,303	(8,856,711)
Net Increase (Decrease) in Net Assets Resulting From Operations	15,488,087	(1,654,484)	12,338,866	15,123,974	19,424,878	7,301,808	8,463,649	4,105,618	42,941,709	(86,210)

Distributions to Shareholders From:
Distributions From Paid In Capital:
Class N	—	—	—	—	—	—	(213,047)	(878,761)	—	—
Class A	—	—	—	—	—	—	(23,094)	(132,413)	—	—
Class C	—	—	—	—	—	—	(3,547)	(34,196)	—	—
Distributions from Earnings
Class N	(6,355,289)	(3,418,500)	(9,771,232)	(10,756,235)	(9,175,444)	(5,842,811)	(2,780,147)	(1,959,755)	(6,210,651)	(3,794,693)
Class A	(596,179)	(449,104)	(842,249)	(1,335,427)	(899,531)	(864,652)	(280,714)	(317,847)	(934,186)	(581,798)
Class C	(88,871)	(68,847)	(445,750)	(511,641)	(202,277)	(224,615)	(38,322)	(31,819)	(164,686)	(90,311)
Total Distributions to Shareholders	(7,040,339)	(3,936,451)	(11,059,231)	(12,603,303)	(10,277,252)	(6,932,078)	(3,338,871)	(3,354,791)	(7,309,523)	(4,466,802)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class N	97,754,163	85,924,002	51,070,492	14,943,354	105,900,216	35,422,032	34,775,376	21,882,103	37,252,853	30,929,149
Class A	2,635,755	12,358,422	831,563	1,963,446	3,582,577	5,016,239	585,481	2,974,646	1,794,959	4,485,014
Class C	356,997	670,748	163,547	178,813	297,424	328,853	93,270	195,360	325,250	298,461
Reinvestment of distributions
Class N	6,339,325	3,407,665	9,742,222	10,713,149	9,138,332	5,821,972	2,926,617	2,825,367	6,187,152	3,775,688
Class A	588,024	442,941	822,956	1,308,941	867,112	838,290	299,749	444,817	796,812	519,222
Class C	77,577	54,686	378,487	455,191	165,942	194,630	40,378	65,293	161,382	88,830
Cost of shares redeemed
Class N	(34,257,106)	(22,182,300)	(31,139,784)	(81,879,372)	(37,323,031)	(24,211,972)	(18,263,130)	(7,912,314)	(54,082,258)	(56,623,785)
Class A	(5,857,941)	(2,811,781)	(4,757,093)	(12,532,360)	(6,137,000)	(4,043,716)	(3,220,985)	(1,282,486)	(8,062,953)	(9,309,773)
Class C	(671,875)	(657,209)	(1,385,189)	(1,532,552)	(1,024,048)	(800,387)	(308,410)	(234,057)	(854,066)	(1,076,840)
Net Increase (Decrease) in Net Assets From Share Transactions of Beneficial Interest	66,964,919	77,207,174	25,727,201	(66,381,390)	75,467,524	18,565,941	16,928,346	18,958,729	(16,480,869)	(26,914,034)

Total Increase (Decrease) in Net Assets	75,412,667	71,616,239	27,006,836	(63,860,719)	84,615,150	18,935,671	22,053,124	19,709,556	19,151,317	(31,467,046)

Net Assets:
Beginning of Year	129,153,857	57,537,618	115,337,534	179,198,253	116,659,540	97,723,869	54,559,648	34,850,092	136,710,856	168,177,902
End of Year	$204,566,524	$129,153,857	$142,344,370	$115,337,534	$201,274,690	$116,659,540	$76,612,772	$54,559,648	$155,862,173	$136,710,856

 See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Dunham		Dunham		Dunham		Dunham		Dunham
	Small Cap		Focused Large Cap		Small Cap		Emerging Markets		International
	Value Fund		Growth Fund		Growth Fund		Stock Fund		Stock Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023
Operations:
Net investment income (loss)	$524,280	$344,531	$(1,683,471)	$(1,381,427)	$(587,388)	$(736,423)	$1,321,427	$1,306,683	$3,351,163	$4,041,200
Net realized gain (loss) from investments, foreign capital gain tax, foreign currency transactions and forward foreign currency transactions	12,430,474	2,909,407	25,308,121	9,146,453	10,142,813	(1,292,353)	(2,451,508)	(10,598,570)	16,299,965	4,463,838
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and foreign capital gains on appreciated securities	4,795,835	(6,063,334)	41,393,095	32,860,198	10,147,209	2,343,195	21,293,580	18,832,789	10,305,397	13,390,662
Net Increase (Decrease) in Net Assets Resulting From Operations	17,750,589	(2,809,396)	65,017,745	40,625,224	19,702,634	314,419	20,163,499	9,540,902	29,956,525	21,895,700

Distributions to Shareholders From:
Distributions from Earnings
Class N	(1,827,538)	(3,813,890)	(3,222,651)	—	—	—	(737,069)	(219,990)	(4,196,994)	(4,237,875)
Class A	(232,684)	(540,756)	(573,626)	—	—	—	(89,559)	—	(604,920)	(644,994)
Class C	(57,329)	(200,590)	(210,529)	—	—	—	(2,243)	—	(132,243)	(140,909)
Total Distributions to Shareholders	(2,117,551)	(4,555,236)	(4,006,806)	—	—	—	(828,871)	(219,990)	(4,934,157)	(5,023,778)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class N	40,484,487	17,078,435	41,597,438	30,207,484	27,985,682	12,208,288	26,970,579	12,532,986	40,160,885	13,711,427
Class A	3,468,387	2,273,093	5,709,109	5,606,611	2,051,504	2,051,036	2,476,344	1,605,848	1,683,033	3,920,275
Class C	252,956	104,467	1,450,632	319,448	184,691	78,820	367,163	92,954	515,696	102,782
Reinvestment of distributions
Class N	1,824,198	3,791,874	3,155,959	—	—	—	736,714	219,293	4,147,422	4,202,687
Class A	229,668	527,970	490,323	—	—	—	89,197	—	598,279	640,037
Class C	56,967	199,470	187,206	—	—	—	2,137	—	128,011	138,359
Cost of shares redeemed
Class N	(18,969,978)	(23,304,126)	(64,898,547)	(85,443,042)	(27,120,905)	(30,639,053)	(28,543,984)	(22,348,250)	(41,859,522)	(42,308,794)
Class A	(3,296,434)	(3,309,853)	(14,790,909)	(14,228,908)	(3,889,389)	(5,720,420)	(5,609,144)	(4,439,529)	(6,406,598)	(10,185,017)
Class C	(479,569)	(622,413)	(1,709,128)	(2,781,301)	(386,827)	(654,933)	(370,837)	(573,515)	(864,012)	(1,037,241)
Net Increase/(Decrease) in Net Assets From Share Transactions of Beneficial Interest	23,570,682	(3,261,083)	(28,807,917)	(66,319,708)	(1,175,244)	(22,676,262)	(3,881,831)	(12,910,213)	(1,896,806)	(30,815,485)

Total Increase (Decrease) in Net Assets	39,203,720	(10,625,715)	32,203,022	(25,694,484)	18,527,390	(22,361,843)	15,452,797	(3,589,301)	23,125,562	(13,943,563)

Net Assets:
Beginning of Year	59,974,267	70,599,982	149,924,402	175,618,886	56,706,760	79,068,603	99,601,808	103,191,109	120,200,334	134,143,897
End of Year	$99,177,987	$59,974,267	$182,127,424	$149,924,402	$75,234,150	$56,706,760	$115,054,605	$99,601,808	$143,325,896	$120,200,334

 See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Dunham		Dunham		Dunham		Dunham		Dunham
	Dynamic Macro		Long/Short		Monthly Distribution		Real Estate		U.S. Enhanced
	Fund		Credit Fund		Fund		Stock Fund		Market Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended*
	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023
Operations:
Net investment income	$1,185,218	$809,945	$9,545,112	$9,071,576	$3,807,934	$1,232,236	$805,799	$1,143,933	$1,640,399	$633,498
Net realized gain (loss) from investments, futures, purchased options, securities sold short, written options, swap contracts and forward foreign currency exchange contracts	2,419,289	2,643,173	(4,539,461)	(7,034,638)	525,253	4,364,826	9,745,807	(18,321,372)	23,831,882	(1,545,880)
Net change in unrealized appreciation (depreciation) on investments, futures, purchased options, securities sold short, written options, swap contracts, foreign currency transactions,and forward foreign currency exchange contracts	5,747,996	668,360	4,572,767	2,150,011	9,002,336	(2,588,575)	8,740,638	9,680,323	6,571,973	(1,014,100)
Net Increase (Decrease) in Net Assets Resulting From Operations	9,352,503	4,121,478	9,578,418	4,186,949	13,335,523	3,008,487	19,292,244	(7,497,116)	32,044,254	(1,926,482)

Distributions to Shareholders From:
Distributions From Paid In Capital:
Class N	—	—	—	—	(9,447,070)	(10,431,572)	—	—	—	—
Class A	—	—	—	—	(1,225,940)	(1,808,869)	—	—	—	—
Class C	—	—	—	—	(1,117,458)	(1,376,640)	—	—	—	—
Distributions from Earnings
Class N	(1,517,530)	—	(8,651,557)	(9,866,831)	(3,387,445)	(2,262,650)	(1,123,321)	(424,646)	(907,828)	—
Class A	(264,596)	—	(798,234)	(1,305,598)	(566,818)	(388,885)	(153,363)	(37,364)	(112,804)	—
Class C	(30,252)	—	(112,161)	(157,322)	(486,675)	(287,098)	(36,620)	—	(2,081)	—
Total Distributions to Shareholders	(1,812,378)	—	(9,561,952)	(11,329,751)	(16,231,406)	(16,555,714)	(1,313,304)	(462,010)	(1,022,713)	—

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class N	36,707,585	16,590,717	101,527,169	40,246,734	95,227,428	24,961,812	9,783,684	18,134,600	32,125,225	75,690,305
Class A	4,262,529	3,627,713	3,237,988	5,235,204	3,861,799	3,102,233	429,219	3,367,487	1,548,479	11,244,568
Class C	727,877	203,828	337,031	213,652	823,551	659,818	115,803	224,633	448,851	319,034
Reinvestment of distributions
Class N	1,517,097	—	8,401,302	9,443,373	12,651,254	12,504,383	1,107,239	417,757	907,118	—
Class A	263,924	—	778,745	1,260,164	1,618,645	1,989,305	152,733	37,172	111,997	—
Class C	29,907	—	104,704	141,610	1,346,426	1,415,818	35,629	—	2,081	—
Cost of shares redeemed
Class N	(12,770,416)	(6,445,766)	(60,693,375)	(87,157,302)	(49,772,081)	(61,640,631)	(39,137,720)	(23,005,266)	(40,394,083)	(5,212,799)
Class A	(3,013,441)	(1,542,861)	(10,821,180)	(11,189,132)	(8,261,600)	(8,914,667)	(6,930,891)	(3,121,327)	(5,621,729)	(767,821)
Class C	(292,525)	(258,517)	(1,085,702)	(1,201,510)	(2,762,175)	(3,633,866)	(636,931)	(674,980)	(138,261)	(5,969)
Net Increase (Decrease) in Net Assets From Share Transactions of Beneficial Interest	27,432,537	12,175,114	41,786,682	(43,007,207)	54,733,247	(29,555,795)	(35,081,235)	(4,619,924)	(11,010,322)	81,267,318

Total Increase (Decrease) in Net Assets	34,972,662	16,296,592	41,803,148	(50,150,009)	51,837,364	(43,103,022)	(17,102,295)	(12,579,050)	20,011,219	79,340,836

Net Assets:
Beginning of Year/Period	43,704,490	27,407,898	188,488,256	238,638,265	177,773,839	220,876,861	63,827,620	76,406,670	79,340,836	—
End of Year/Period	$78,677,152	$43,704,490	$230,291,404	$188,488,256	$229,611,203	$177,773,839	$46,725,325	$63,827,620	$99,352,055	$79,340,836

*	The Fund commenced operations on May 1, 2023

 See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Corporate/Government Bond Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.76	$12.01	$14.41	$14.44	$14.02
Income (loss) from investment operations:
Net investment income*	0.53	0.45	0.22	0.19	0.28
Net realized and unrealized gain (loss)	0.80	(0.29)	(2.38)	(0.01)	0.44
Total income (loss) from investment operations	1.33	0.16	(2.16)	0.18	0.72
Less distributions:
Distributions from net investment income	(0.52)	(0.41)	(0.24)	(0.21)	(0.30)
Total distributions	(0.52)	(0.41)	(0.24)	(0.21)	(0.30)
Net asset value, end of year	$12.57	$11.76	$12.01	$14.41	$14.44

Total return + #	11.45%	1.23%	(15.12)%	1.23%	5.17%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$188,099	$111,045	$48,744	$78,345	$61,209
Ratios of expenses to average net assets:	1.14%	1.17%	1.34%	1.25%	1.24%
Ratios of net investment income to average net assets	4.24%	3.60%	1.67%	1.30%	1.99%
Portfolio turnover rate	53%	29%	35%	59%	75%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.75	$12.00	$14.39	$14.42	$14.01	$11.66	$11.91	$14.28	$14.31	$13.91
Income (loss) from investment operations:
Net investment income*	0.50	0.41	0.19	0.15	0.25	0.43	0.34	0.13	0.08	0.18
Net realized and unrealized gain (loss)	0.79	(0.28)	(2.37)	(0.01)	0.42	0.79	(0.27)	(2.36)	(0.01)	0.41
Total income (loss) from investment operations	1.29	0.13	(2.18)	0.14	0.67	1.22	0.07	(2.23)	0.07	0.59
Less distributions:
Distributions from net investment income	(0.49)	(0.38)	(0.21)	(0.17)	(0.26)	(0.43)	(0.32)	(0.14)	(0.10)	(0.19)
Total distributions	(0.49)	(0.38)	(0.21)	(0.17)	(0.26)	(0.43)	(0.32)	(0.14)	(0.10)	(0.19)
Net asset value, end of year	$12.55	$11.75	$12.00	$14.39	$14.42	$12.45	$11.66	$11.91	$14.28	$14.31

Total return + #	11.09%	1.00%	(15.29)%	0.98%	4.84%	10.54%	0.50%	(15.68)%	0.49%	4.29%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$14,108	$15,680	$6,376	$9,593	$8,490	$2,360	$2,428	$2,418	$2,678	$2,886
Ratios of expenses to average net assets:	1.39%	1.42%	1.59%	1.50%	1.49%	1.89%	1.92%	2.09%	2.00%	1.99%
Ratios of net investment income to average net assets	3.97%	3.35%	1.42%	1.05%	1.75%	3.48%	2.74%	0.96%	0.56%	1.31%
Portfolio turnover rate	53%	29%	35%	59%	75%	53%	29%	35%	59%	75%

*	The net investment income per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Floating Rate Bond Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.55	$8.44	$9.18	$8.90	$9.36
Income (loss) from investment operations:
Net investment income*	0.80	0.76	0.41	0.27	0.34
Net realized and unrealized gain (loss)	0.09	0.15	(0.72)	0.32	(0.47)
Total income (loss) from investment operations	0.89	0.91	(0.31)	0.59	(0.13)
Less distributions:
Distributions from net investment income	(0.79)	(0.80)	(0.43)	(0.31)	(0.33)
Total distributions	(0.79)	(0.80)	(0.43)	(0.31)	(0.33)
Net asset value, end of year	$8.65	$8.55	$8.44	$9.18	$8.90

Total return + #	10.76%	11.18%	(3.46)%	6.63%	(1.30)%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$128,746	$98,042	$152,134	$173,112	$135,536

Ratios of expenses to average net assets (including interest expense) (1):	1.02%	1.17%	1.04%	0.90%	1.00%
Ratios of net investment income to average net assets:	9.20%	8.83%	4.67%	2.97%	3.81%
Portfolio turnover rate	80%	21%	56%	135%	76%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.54	$8.43	$9.17	$8.89	$9.35	$8.54	$8.43	$9.18	$8.89	$9.35
Income (loss) from investment operations:
Net investment income*	0.78	0.74	0.39	0.25	0.32	0.74	0.70	0.35	0.21	0.27
Net realized and unrealized gain (loss)	0.09	0.15	(0.72)	0.32	(0.47)	0.08	0.14	(0.74)	0.32	(0.46)
Total income (loss) from investment operations	0.87	0.89	(0.33)	0.57	(0.15)	0.82	0.84	(0.39)	0.53	(0.19)
Less distributions:
Distributions from net investment income	(0.77)	(0.78)	(0.41)	(0.29)	(0.31)	(0.72)	(0.73)	(0.36)	(0.24)	(0.27)
Total distributions	(0.77)	(0.78)	(0.41)	(0.29)	(0.31)	(0.72)	(0.73)	(0.36)	(0.24)	(0.27)
Net asset value, end of year	$8.64	$8.54	$8.43	$9.17	$8.89	$8.64	$8.54	$8.43	$9.18	$8.89

Total return + #	10.50%	10.90%	(3.70)%	6.39%	(1.56)%	9.95%	10.35%	(4.30)%	5.98%	(2.06)%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$8,684	$11,611	$20,569	$22,225	$19,705	$4,915	$5,684	$6,495	$6,732	$6,800

Ratios of expenses to average net assets (including interest expense) (2):	1.29%	1.41%	1.29%	1.15%	1.25%	1.79%	1.93%	1.80%	1.65%	1.75%
Ratios of net investment income to average net assets:	9.02%	8.56%	4.44%	2.73%	3.56%	8.50%	8.14%	3.95%	2.24%	3.07%

Portfolio turnover rate	80%	21%	56%	135%	76%	80%	21%	56%	135%	76%

*	The net investment income per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(1)	Ratios of expenses to average net assets (excluding interest expense):	1.02%	1.08%

(2)	Ratios of expenses to average net assets (excluding interest expense):	1.29%	1.32%	1.79%	1.84%

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham High-Yield Bond Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.04	$8.00	$9.34	$8.88	$8.97
Income (loss) from investment operations:
Net investment income*	0.55	0.55	0.43	0.38	0.41
Net realized and unrealized gain (loss)	0.61	0.03	(1.36)	0.46	(0.09)
Total income (loss) from investment operations	1.16	0.58	(0.93)	0.84	0.32
Less distributions:
Distributions from net investment income	(0.54)	(0.54)	(0.41)	(0.38)	(0.41)
Total distributions	(0.54)	(0.54)	(0.41)	(0.38)	(0.41)
Net asset value, end of year	$8.66	$8.04	$8.00	$9.34	$8.88

Total return + #	14.64%	7.44%	(10.09)%	9.54%	3.74%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$184,016	$98,539	$81,243	$101,951	$83,009

Ratios of expenses to average net assets (including interest expense) :	1.17%	1.23%	1.19%	1.17%	1.14%
Ratios of net investment income to average net assets:	6.38%	6.71%	4.96%	4.07%	4.69%

Portfolio turnover rate	57%	28%	36%	69%	75%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.14	$8.09	$9.44	$8.97	$9.06	$7.99	$7.96	$9.29	$8.83	$8.92
Income (loss) from investment operations:
Net investment income*	0.54	0.53	0.41	0.36	0.39	0.49	0.48	0.36	0.31	0.34
Net realized and unrealized gain (loss)	0.60	0.04	(1.37)	0.47	(0.09)	0.59	0.03	(1.34)	0.46	(0.09)
Total income (loss) from investment operations	1.14	0.57	(0.96)	0.83	0.30	1.08	0.51	(0.98)	0.77	0.25
Less distributions:
Distributions from net investment income	(0.51)	(0.52)	(0.39)	(0.36)	(0.39)	(0.47)	(0.48)	(0.35)	(0.31)	(0.34)
Total distributions	(0.51)	(0.52)	(0.39)	(0.36)	(0.39)	(0.47)	(0.48)	(0.35)	(0.31)	(0.34)
Net asset value, end of year	$8.77	$8.14	$8.09	$9.44	$8.97	$8.60	$7.99	$7.96	$9.29	$8.83

Total return + #	14.29%	7.22%	(10.32)%	9.29%	3.44%	13.75%	6.55%	(10.71)%	8.79%	2.95%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$13,976	$14,543	$12,650	$13,592	$12,127	$3,282	$3,577	$3,830	$4,746	$4,663

Ratios of expenses to average net assets (including interest expense) :	1.43%	1.48%	1.44%	1.42%	1.39%	1.93%	1.98%	1.94%	1.92%	1.89%
Ratios of net investment income to average net assets:	6.18%	6.46%	4.72%	3.82%	4.44%	5.72%	5.94%	4.21%	3.32%	3.93%

Portfolio turnover rate	57%	28%	36%	69%	75%	57%	28%	36%	69%	75%

*	The net investment income per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham International Opportunity Bond Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.22	$6.96	$9.18	$9.05	$9.43
Income (loss) from investment operations:
Net investment income *	0.38	0.37	0.31	0.21	0.19
Net realized and unrealized gain (loss)	0.67	0.43	(2.15)	0.15	(0.37)
Total income (loss) from investment operations	1.05	0.80	(1.84)	0.36	(0.18)
Less distributions:
Distributions from net investment income	(0.36)	(0.38)	(0.38)	(0.23)	(0.11)
Distributions from net realized gains	—	—	(0.00)	—	(0.02)
Distributions from capital	(0.03)	(0.16)	—	—	(0.07)
Total distributions	(0.39)	(0.54)	(0.38)	(0.23)	(0.20)
Net asset value, end of year	$7.88	$7.22	$6.96	$9.18	$9.05

Total return + #	14.75%	11.67%	(20.52)%	3.93%	(1.81)%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$70,486	$46,613	$29,209	$62,423	$41,346
Ratios of expenses to average net assets (including interest expense) (1):	1.74%	1.68%	1.33%	1.78%	1.36%
Ratios of net investment income to average net assets:	4.88%	4.97%	3.83%	2.21%	2.08%
Portfolio turnover rate	77%	50%	58%	40%	138%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.14	$6.89	$9.08	$8.96	$9.34	$6.93	$6.70	$8.84	$8.73	$9.11
Income from investment operations:
Net investment income*	0.35	0.34	0.29	0.18	0.17	0.30	0.30	0.25	0.13	0.10
Net realized and unrealized gain (loss)	0.67	0.44	(2.12)	0.14	(0.37)	0.65	0.42	(2.07)	0.14	(0.33)
Total income (loss) from investment operations	1.02	0.78	(1.83)	0.32	(0.20)	0.95	0.72	(1.82)	0.27	(0.23)
Less distributions:
Distributions from net investment income	(0.34)	(0.37)	(0.36)	(0.20)	(0.09)	(0.30)	(0.33)	(0.32)	(0.16)	(0.06)
Distributions from net realized gains	—	—	(0.00)	—	(0.02)	—	—	(0.00)	—	(0.02)
Distributions from capital	(0.03)	(0.16)	—	—	(0.07)	(0.03)	(0.16)	—	—	(0.07)
Total distributions	(0.37)	(0.53)	(0.36)	(0.20)	(0.18)	(0.33)	(0.49)	(0.32)	(0.16)	(0.15)
Net asset value, end of year	$7.79	$7.14	$6.89	$9.08	$8.96	$7.55	$6.93	$6.70	$8.84	$8.73

Total return + #	14.47%	11.38%	(20.62)%	3.60%	(2.03)%	13.91%	10.85%	(21.01)%	3.07%	(2.48)%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$5,313	$7,037	$4,787	$9,179	$6,722	$814	$909	$854	$1,320	$1,180
Ratios of expenses to average net assets (including interest expense) (2):	1.99%	1.93%	1.58%	2.03%	1.61%	2.49%	2.43%	2.08%	2.53%	2.11%
Ratios of net investment income to average net assets:	4.59%	4.71%	3.61%	1.96%	1.91%	4.10%	4.19%	3.13%	1.44%	1.21%
Portfolio turnover rate	77%	50%	58%	40%	138%	77%	50%	58%	40%	138%

*	The net investment income per share data was determined using the average shares outstanding throughout the year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(1)	Ratios of expenses to average net assets (excluding interest expense):	1.74%	1.67%	1.32%

(2)	Ratios of expenses to average net assets (excluding interest expense):	1.99%	1.92%	1.57%	2.49%	2.42%	2.07%

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Large Cap Value Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$16.23	$16.90	$19.59	$13.58	$14.96
Income (loss) from investment operations:
Net investment income *	0.18	0.20	0.14	0.13	0.17
Net realized and unrealized gain (loss)	4.93	(0.38)	(1.57)	6.03	(1.03)
Total income (loss) from investment operations	5.11	(0.18)	(1.43)	6.16	(0.86)
Less distributions:
Distributions from net investment income	(0.23)	(0.16)	(0.11)	(0.15)	(0.18)
Distributions from net realized gains	(0.71)	(0.33)	(1.15)	—	(0.34)
Total distributions	(0.94)	(0.49)	(1.26)	(0.15)	(0.52)
Net asset value, end of year	$20.40	$16.23	$16.90	$19.59	$13.58

Total return + #	32.47%	(1.14)%	(7.96)%	45.69%	(6.15)%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$135,788	$115,719	$141,436	$129,641	$73,557

Ratios of expenses to average net assets:
Before fees paid indirectly (1)	1.19%	1.04%	1.26%	1.10%	1.24%
After fees paid indirectly (1)	1.19%	1.04%	1.26%	1.10%	1.24%
Ratios of net investment income to average net assets:
Before fees paid indirectly (1)	0.95%	1.19%	0.79%	0.72%	1.25%
After fees paid indirectly (1)	0.95%	1.19%	0.79%	0.72%	1.25%

Portfolio turnover rate	23%	29%	23%	33%	43%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$16.11	$16.78	$19.46	$13.50	$14.87	$15.06	$15.74	$18.40	$12.80	$14.17
Income (loss) from investment operations:
Net investment income (loss)*	0.13	0.16	0.09	0.08	0.14	(0.01)	0.03	(0.04)	(0.04)	0.03
Net realized and unrealized gain (loss)	4.90	(0.39)	(1.55)	6.00	(1.03)	4.57	(0.35)	(1.47)	5.69	(0.98)
Total income (loss) from investment operations	5.03	(0.23)	(1.46)	6.08	(0.89)	4.56	(0.32)	(1.51)	5.65	(0.95)
Less distributions:
Distributions from net investment income	(0.18)	(0.11)	(0.07)	(0.12)	(0.14)	(0.10)	(0.03)	0.00	(0.05)	(0.08)
Distributions from net realized gains	(0.71)	(0.33)	(1.15)	—	(0.34)	(0.71)	(0.33)	(1.15)	—	(0.34)
Total distributions	(0.89)	(0.44)	(1.22)	(0.12)	(0.48)	(0.81)	(0.36)	(1.15)	(0.05)	(0.42)
Net asset value, end of year	$20.25	$16.11	$16.78	$19.46	$13.50	$18.81	$15.06	$15.74	$18.40	$12.80

Total return + #	32.16%	(1.41)%	(8.18)%	45.28%	(6.33)%	31.14%	(2.09)%	(8.90)%	44.20%	(7.05)%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$16,518	$17,853	$22,784	$27,023	$16,855	$3,556	$3,139	$3,958	$4,683	$3,897

Ratios of expenses to average net assets:
Before fees paid indirectly (1)	1.44%	1.29%	1.51%	1.35%	1.49%	2.19%	2.04%	2.26%	2.10%	2.24%
After fees paid indirectly (1)	1.44%	1.29%	1.51%	1.35%	1.49%	2.19%	2.04%	2.26%	2.10%	2.24%
Ratios of net investment income (loss) to average net assets:
Before fees paid indirectly (1)	0.72%	0.94%	0.52%	0.47%	1.00%	(0.05)%	0.19%	(0.23)%	(0.27)%	0.23%
After fees paid indirectly (1)	0.72%	0.94%	0.52%	0.47%	1.00%	(0.05)%	0.19%	(0.23)%	(0.27)%	0.23%

Portfolio turnover rate	23%	29%	23%	33%	43%	23%	29%	23%	33%	43%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(1)	Differences represent an amount less than 0.005%.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Small Cap Value Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.38	$15.38	$18.65	$11.91	$14.67
Income (loss) from investment operations:
Net investment income *	0.11	0.09	0.07	0.11	0.10
Net realized and unrealized gain (loss)	3.51	(0.92)	(1.27)	6.78	(2.86)
Total income (loss) from investment operations	3.62	(0.83)	(1.20)	6.89	(2.76)
Less distributions:
Distributions from net investment income	(0.09)	(0.01)	(0.09)	(0.14)	—
Distributions from net realized gains	(0.37)	(1.16)	(1.98)	(0.01)	—
Total distributions	(0.46)	(1.17)	(2.07)	(0.15)	—
Net asset value, end of year	$16.54	$13.38	$15.38	$18.65	$11.91

Total return + #	27.20%	(5.61)%	(7.65)%	58.16%	(18.81)%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$88,294	$51,360	$59,955	$72,651	$42,444

Ratios of expenses to average net assets (including interest expense)(a):
Before fees paid indirectly (1)	1.31%	1.69%	1.67%	1.05%	1.26%
After fees paid indirectly (1)	1.30%	1.63%	1.61%	1.05%	1.17%
Ratios of net investment income to average net assets: (a)(b)
Before fees paid indirectly	0.65%	0.53%	0.34%	0.67%	0.72%
After fees paid indirectly	0.66%	0.60%	0.41%	0.67%	0.81%

Portfolio turnover rate	159%	95%	83%	87%	135%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.07	$15.07	$18.31	$11.70	$14.45	$10.67	$12.60	$15.70	$10.05	$12.51
Income (loss) from investment operations:
Net investment income (loss) *	0.07	0.05	0.03	0.08	0.07	(0.04)	(0.04)	(0.08)	(0.04)	(0.02)
Net realized and unrealized gain (loss)	3.42	(0.89)	(1.24)	6.65	(2.82)	2.79	(0.73)	(1.04)	5.72	(2.44)
Total income (loss) from investment operations	3.49	(0.84)	(1.21)	6.73	(2.75)	2.75	(0.77)	(1.12)	5.68	(2.46)
Less distributions:
Distributions from net investment income	(0.05)	—	(0.05)	(0.11)	—	—	0.00	—	(0.02)	—
Distributions from net realized gains	(0.37)	(1.16)	(1.98)	(0.01)	—	(0.37)	(1.16)	(1.98)	(0.01)	—
Total distributions	(0.42)	(1.16)	(2.03)	(0.12)	—	(0.37)	(1.16)	(1.98)	(0.03)	—
Net asset value, end of year	$16.14	$13.07	$15.07	$18.31	$11.70	$13.05	$10.67	$12.60	$15.70	$10.05

Total return + #	26.87%	(5.81)%	(7.86)%	57.71%	(19.03)%	25.93%	(6.53)%	(8.62)%	56.55%	(19.66)%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$8,983	$6,924	$8,331	$12,795	$8,955	$1,900	$1,690	$2,314	$2,794	$2,064

Ratios of expenses to average net assets (including interest expense)(a):
Before fees paid indirectly (2)	1.58%	1.94%	1.92%	1.30%	1.51%	2.34%	2.69%	2.67%	2.05%	2.26%
After fees paid indirectly (2)	1.56%	1.88%	1.86%	1.30%	1.42%	2.32%	2.63%	2.61%	2.05%	2.17%
Ratios of net investment income (loss) to average net assets: (a)(b)
Before fees paid indirectly	0.41%	0.29%	0.12%	0.46%	0.46%	(0.34)%	(0.45)%	(0.67)%	(0.31)%	(0.29)%
After fees paid indirectly	0.43%	0.35%	0.17%	0.46%	0.55%	(0.32)%	(0.38)%	(0.61)%	(0.31)%	(0.20)%

Portfolio turnover rate	159%	95%	83%	87%	135%	159%	95%	83%	87%	135%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

!	The amount of net investment income (loss) on investment per share does not accord with the amounts in the Statements of Operations.

(a)	Does not Include the expenses of other investment companies in which the Fund invests.

(b)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies in which the Fund invests.

(1)	Ratios of expenses to average net assets (excluding interest expense):

Before fees paid indirectly	1.31%	1.68%
After fees paid indirectly	1.30%	1.62%

(2)	Ratios of expenses to average net assets (excluding interest expense):

Before fees paid indirectly	1.58%	1.93%	2.34%	2.68%
After fees paid indirectly	1.56%	1.87%	2.32%	2.62%

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Focused Large Cap Growth Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$31.01	$24.57	$43.94	$33.67	$24.24
Income (loss) from investment operations:
Net investment loss*	(0.33)	(0.21)	(0.20)	(0.36)	(0.32)
Net realized and unrealized gain (loss)	13.81	6.65	(15.89)	11.47	10.58
Total income (loss) from investment operations	13.48	6.44	(16.09)	11.11	10.26
Less distributions:
Distributions from net realized gains	(0.84)	—	(3.28)	(0.84)	(0.83)
Total distributions	(0.84)	—	(3.28)	(0.84)	(0.83)
Net asset value, end of year	$43.65	$31.01	$24.57	$43.94	$33.67

Total return + #	44.02%	26.21%	(39.47)%	33.44%	43.39%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$151,473	$121,318	$143,425	$156,938	$108,816
Ratios of expenses to average net assets:
Before fee waivers and fees paid indirectly (1)	1.20%	1.23%	1.01%	1.12%	1.30%
After fee waivers and fees paid indirectly (1)	1.20%	1.23%	1.01%	1.12%	1.30%
Ratios of net investment loss to average net assets:
Before fee waivers and fees paid indirectly (1)	(0.82)%	(0.74)%	(0.67)%	(0.92)%	(1.08)%
After fee waivers and fees paid indirectly (1)	(0.82)%	(0.74)%	(0.67)%	(0.92)%	(1.08)%
Portfolio turnover rate	11%	17%	9%	27%	17%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$29.93	$23.77	$42.73	$32.84	$23.71	$26.94	$21.56	$39.33	$30.51	$22.25
Income (loss) from investment operations:
Net investment loss*	(0.42)	(0.28)	(0.28)	(0.45)	(0.38)	(0.63)	(0.45)	(0.46)	(0.68)	(0.55)
Net realized and unrealized gain (loss)	13.32	6.44	(15.40)	11.18	10.34	11.94	5.83	(14.03)	10.34	9.64
Total income (loss) from investment operations	12.90	6.16	(15.68)	10.73	9.96	11.31	5.38	(14.49)	9.66	9.09
Less distributions:
Distributions from net realized gains	(0.84)	—	(3.28)	(0.84)	(0.83)	(0.84)	—	(3.28)	(0.84)	(0.83)
Total distributions	(0.84)	—	(3.28)	(0.84)	(0.83)	(0.84)	—	(3.28)	(0.84)	(0.83)
Net asset value, end of year	$41.99	$29.93	$23.77	$42.73	$32.84	$37.41	$26.94	$21.56	$39.33	$30.51

Total return + #	43.65%	25.91%	(39.62)%	33.13%	43.09%	42.57%	24.95%	(40.07)%	32.13%	41.97%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$21,365	$21,901	$24,711	$37,270	$31,205	$9,290	$6,706	$7,483	$13,911	$10,414
Ratios of expenses to average net assets:
Before fee waivers and fees paid indirectly (1)	1.46%	1.48%	1.26%	1.37%	1.55%	2.20%	2.25%	2.01%	2.12%	2.30%
After fee waivers and fees paid indirectly (1)	1.46%	1.48%	1.26%	1.37%	1.55%	2.20%	2.25%	2.01%	2.12%	2.30%
Ratios of net investment loss to average net assets:
Before fee waivers and fees paid indirectly (1)	(1.08)%	(0.99)%	(0.93)%	(1.17)%	(1.34)%	(1.82)%	(1.76)%	(1.69)%	(1.92)%	(2.08)%
After fee waivers and fees paid indirectly (1)	(1.08)%	(0.99)%	(0.93)%	(1.17)%	(1.34)%	(1.82)%	(1.76)%	(1.69)%	(1.92)%	(2.08)%
Portfolio turnover rate	11%	17%	9%	27%	17%	11%	17%	9%	27%	17%

*	The net investment loss per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(1)	Differences represent an amount less than 0.005%.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Small Cap Growth Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.50	$14.73	$27.93	$21.62	$16.00
Income (loss) from investment operations:
Net investment loss*	(0.13)	(0.15)	(0.12)	(0.38)	(0.23)
Net realized and unrealized gain (loss) (a)	4.87	(0.08)	(9.04)	10.50	6.15
Total income (loss) from investment operations	4.74	(0.23)	(9.16)	10.12	5.92
Less distributions:
Distributions from net investment income	—	—	(0.19)	(0.28)	(0.05)
Distributions from net realized gains	—	—	(3.85)	(3.53)	(0.25)
Total distributions	—	—	(4.04)	(3.81)	(0.30)
Net asset value, end of year	$19.24	$14.50	$14.73	$27.93	$21.62

Total return + #	32.69%	(1.56)%	(37.42)%	49.28%	37.55%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$64,420	$46,905	$65,064	$63,287	$42,792

Ratios of expenses to average net assets:
Before fees paid indirectly	1.33%	1.56%	1.17%	1.83%	1.78%
After fees paid indirectly	1.32%	1.55%	1.14%	1.83%	1.75%
Ratios of net investment loss to average net assets:
Before fees paid indirectly	(0.71)%	(0.99)%	(0.72)%	(1.47)%	(1.34)%
After fees paid indirectly	(0.70)%	(0.98)%	(0.70)%	(1.47)%	(1.31)%

Portfolio turnover rate	100%	95%	92%	111%	178%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.30	$13.55	$26.04	$20.36	$15.09	$8.70	$8.93	$18.62	$15.39	$11.54
Income (loss) from investment operations:
Net investment loss*	(0.16)	(0.17)	(0.17)	(0.42)	(0.26)	(0.18)	(0.19)	(0.19)	(0.44)	(0.29)
Net realized and unrealized gain (loss) (a)	4.47	(0.08)	(8.34)	9.86	5.80	2.90	(0.04)	(5.64)	7.33	4.39
Total income (loss) from investment operations	4.31	(0.25)	(8.51)	9.44	5.54	2.72	(0.23)	(5.83)	6.89	4.10
Less distributions:
Distributions from net investment income	—	—	(0.13)	(0.23)	(0.02)	—	—	(0.01)	(0.13)	—
Distributions from net realized gains	—	—	(3.85)	(3.53)	(0.25)	—	—	(3.85)	(3.53)	(0.25)
Total distributions	—	—	(3.98)	(3.76)	(0.27)	—	—	(3.86)	(3.66)	(0.25)
Net asset value, end of year	$17.61	$13.30	$13.55	$26.04	$20.36	$11.42	$8.70	$8.93	$18.62	$15.39

Total return + #	32.41%	(1.85)%	(37.55)%	48.93%	37.18%	31.26%	(2.58)%	(37.99)%	47.87%	36.10%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$8,879	$8,172	$11,795	$20,357	$12,750	$1,935	$1,629	$2,210	$3,730	$2,619
Ratios of expenses to average net assets:
Before fees paid indirectly	1.60%	1.80%	1.42%	2.08%	2.03%	2.35%	2.57%	2.17%	2.83%	2.78%
After fees paid indirectly	1.59%	1.78%	1.39%	2.08%	2.00%	2.33%	2.55%	2.14%	2.83%	2.75%
Ratios of net investment loss to average net assets:
Before fees paid indirectly	(0.98)%	(1.23)%	(0.97)%	(1.72)%	(1.57)%	(1.73)%	(2.00)%	(1.72)%	(2.47)%	(2.32)%
After fees paid indirectly	(0.97)%	(1.21)%	(0.95)%	(1.72)%	(1.54)%	(1.72)%	(1.99)%	(1.70)%	(2.47)%	(2.29)%

Portfolio turnover rate	100%	95%	92%	111%	178%	100%	95%	92%	111%	178%

*	The net investment loss per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(a)	The amount of net realized and unrealized gain (loss) on investment per share for the year ended October 31, 2023, does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Emerging Markets Stock Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.84	$10.93	$18.76	$15.70	$14.27
Income (loss) from investment operations:
Net investment income (loss) *	0.17	0.16	0.17	0.04	(0.03)
Net realized and unrealized gain (loss)	2.22	0.78	(6.41)	3.05	1.59
Total income (loss) from investment operations	2.39	0.94	(6.24)	3.09	1.56
Less distributions:
Distributions from net investment income	(0.11)	(0.03)	(0.25)	(0.03)	(0.13)
Distributions from net realized gains	—	—	(1.34)	—	—
Total distributions	(0.11)	(0.03)	(1.59)	(0.03)	(0.13)
Net asset value, end of year	$14.12	$11.84	$10.93	$18.76	$15.70

Total return + #	20.24%	8.58%	(36.02)%	19.67%	10.94%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$99,643	$83,931	$85,825	$112,290	$70,868

Ratios of expenses to average net assets (including interest expense) (1):	1.24%	1.15%	1.03%	1.67%	1.86%
Ratios of net investment income (loss) to average net assets	1.24%	1.23%	1.23%	0.19%	(0.19)%

Portfolio turnover rate	70%	58%	64%	77%	113%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.52	$10.63	$18.29	$15.32	$13.94	$10.61	$9.87	$17.07	$14.41	$13.16
Income (loss) from investment operations:
Net investment income (loss)*	0.13	0.12	0.13	(0.02)	(0.06)	0.03	0.03	0.02	(0.15)	(0.16)
Net realized and unrealized gain (loss)	2.15	0.77	(6.24)	2.99	1.54	1.98	0.71	(5.81)	2.81	1.45
Total income (loss) from investment operations	2.28	0.89	(6.11)	2.97	1.48	2.01	0.74	(5.79)	2.66	1.29
Less distributions:
Distributions from net investment income	(0.07)	—	(0.21)	—	(0.10)	(0.01)	—	(0.07)	—	(0.04)
Distributions from net realized gains	—	—	(1.34)	—	—	—	—	(1.34)	—	—
Total distributions	(0.07)	—	(1.55)	—	(0.10)	(0.01)	—	(1.41)	—	(0.04)
Net asset value, end of year	$13.73	$11.52	$10.63	$18.29	$15.32	$12.61	$10.61	$9.87	$17.07	$14.41

Total return + #	19.88%	8.37%	(36.18)%	19.39%	10.58%	18.99%	7.50%	(36.66)%	18.46%	9.78%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$13,369	$13,958	$15,367	$21,174	$14,864	$2,042	$1,712	$1,999	$3,349	$3,005

Ratios of expenses to average net assets (including interest expense) (2):	1.49%	1.40%	1.28%	1.92%	2.11%	2.24%	2.15%	2.03%	2.67%	2.86%
Ratios of net investment income (loss) to average net assets:	0.99%	0.97%	0.96%	(0.08)%	(0.43)%	0.24%	0.23%	0.15%	(0.87)%	(1.22)%

Portfolio turnover rate	70%	58%	64%	77%	113%	70%	58%	64%	77%	113%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(1)	Ratios of expenses to average net assets (excluding interest expense):	1.23%	1.13%

(2)	Ratios of expenses to average net assets (excluding interest expense):	1.47%	1.38%	2.23%	2.13%

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham International Stock Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.86	$14.07	$21.10	$15.26	$15.51
Income (loss) from investment operations:
Net investment income *	0.45	0.51	0.66	0.30	0.15
Net realized and unrealized gain (loss) !	3.35	1.89	(4.87)	5.70	(0.06)
Total income (loss) from investment operations	3.80	2.40	(4.21)	6.00	0.09
Less distributions:
Distributions from net investment income	(0.50)	(0.61)	(0.40)	(0.15)	(0.34)
Distributions from net realized gains	(0.16)	—	(2.42)	(0.01)	—
Total distributions	(0.66)	(0.61)	(2.82)	(0.16)	(0.34)
Net asset value, end of year	$19.00	$15.86	$14.07	$21.10	$15.26

Total return + #	24.45%	17.35%	(23.01)%	39.45%	0.45%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$125,167	$101,254	$111,570	$150,922	$96,239

Ratios of expenses to average net assets (including interest expense) (1):	1.91%	2.00%	1.53%	1.92%	1.71%
Ratios of net investment income to average net assets:	2.42%	3.15%	4.03%	1.47%	0.98%

Portfolio turnover rate	134%	62%	91%	131%	156%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.70	$13.93	$20.92	$15.13	$15.38	$14.56	$12.98	$19.66	$14.25	$14.55
Income (loss) from investment operations:
Net investment income (loss)*	0.38	0.45	0.60	0.23	0.11	0.24	0.32	0.44	0.08	(0.02)
Net realized and unrealized gain (loss) !	3.34	1.89	(4.82)	5.68	(0.06)	3.08	1.75	(4.50)	5.34	(0.05)
Total income (loss) from investment operations	3.72	2.34	(4.22)	5.91	0.05	3.32	2.07	(4.06)	5.42	(0.07)
Less distributions:
Distributions from net investment income	(0.45)	(0.57)	(0.35)	(0.11)	(0.30)	(0.38)	(0.49)	(0.20)	—	(0.23)
Distributions from net realized gains	(0.16)	—	(2.42)	(0.01)	—	(0.16)	—	(2.42)	(0.01)	—
Total distributions	(0.61)	(0.57)	(2.77)	(0.12)	(0.30)	(0.54)	(0.49)	(2.62)	(0.01)	(0.23)
Net asset value, end of year	$18.81	$15.70	$13.93	$20.92	$15.13	$17.34	$14.56	$12.98	$19.66	$14.25

Total return + #	24.19%	17.00%	(23.23)%	39.15%	0.24%	23.20%	16.16%	(23.78)%	38.04%	(0.55)%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$14,018	$15,317	$18,638	$26,672	$20,938	$4,141	$3,629	$3,936	$5,830	$4,754

Ratios of expenses to average net assets (including interest expense) (2):	2.16%	2.25%	1.78%	2.17%	1.96%	2.91%	3.00%	2.53%	2.92%	2.71%
Ratios of net investment income (loss) to average net assets	2.07%	2.84%	3.70%	1.17%	0.71%	1.42%	2.17%	2.89%	0.43%	(0.11)%

Portfolio turnover rate	134%	62%	91%	131%	156%	134%	62%	91%	131%	156%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

!	The amount of net realized and unrealized gain (loss) on investment per share for the year ended October 31, 2020 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(1)	Ratios of expenses to average net assets (excluding interest expense):	1.90%	1.99%

(2)	Ratios of expenses to average net assets (excluding interest expense):	2.15%	2.24%	2.90%	2.99%

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Dynamic Macro Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.80	$9.73	$11.22	$10.00	$10.08
Income (loss) from investment operations:
Net investment income (loss) *	0.23	0.22	0.03	(0.14)	(0.00	) (a)
Net realized and unrealized gain (loss)	1.73	0.85	(1.52)	1.44	(0.08)
Total income (loss) from investment operations	1.96	1.07	(1.49)	1.30	(0.08)
Less distributions:
Distributions from net investment income	(0.18)	—	—	(0.08)	—
Distributions from net realized gains	(0.20)	—	—	—	—
Total distributions	(0.38)	—	—	(0.08)	—
Net asset value, end of year	$12.38	$10.80	$9.73	$11.22	$10.00

Total return + #	18.53%	11.00%	(13.28)%	13.05%	(0.79)%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$67,752	$35,892	$22,330	$21,043	$23,680

Ratios of expenses to average net assets (including interest expense) (1):	1.94%	1.97%	1.88%	2.06%	1.69%
Ratios of net investment income (loss) to average net assets:	1.90%	2.11%	0.26%	(1.26)%	(0.02)%
Portfolio turnover rate	47%	118%	76%	12%	187%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.65	$9.61	$11.11	$9.90	$10.00	$9.90	$9.00	$10.49	$9.37	$9.55
Income (loss) from investment operations:
Net investment income (loss) *	0.20	0.19	0.00 (a)	(0.16)	(0.03)	0.10	0.14	(0.07)	(0.23)	(0.10)
Net realized and unrealized gain (loss)	1.71	0.85	(1.50)	1.41	(0.07)	1.59	0.76	(1.42)	1.35	(0.08)
Total income (loss) from investment operations	1.91	1.04	(1.50)	1.25	(0.10)	1.69	0.90	(1.49)	1.12	(0.18)
Less distributions:
Distributions from net investment income	(0.16)	—	—	(0.04)	—	(0.11)	—	—	—	—
Distributions from net realized gains	(0.20)	—	—	—	—	(0.20)	—	—	—	—
Total distributions	(0.36)	—	—	(0.04)	—	(0.31)	—	—	—	—
Net asset value, end of year	$12.20	$10.65	$9.61	$11.11	$9.90	$11.28	$9.90	$9.00	$10.49	$9.37

Total return + #	18.29%	10.82%	(13.50)%	12.62%	(1.00)%	17.36%	10.00%	(14.20)%	11.95%	(1.88)%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$9,369	$6,866	$4,166	$4,030	$5,078	$1,556	$946	$912	$1,146	$1,284

Ratios of expenses to average net assets (including interest expense) (2):	2.21%	2.22%	2.13%	2.31%	1.94%	2.93%	2.97%	2.88%	3.06%	2.69%
Ratios of net investment income (loss) to average net assets:	1.66%	1.85%	0.04%	(1.48)%	(0.26)%	0.88%	1.44%	(0.68)%	(2.29)%	(1.04)%
Portfolio turnover rate	47%	118%	76%	12%	187%	47%	118%	76%	12%	187%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(a)	Represents less than $0.01 per share.

(1)	Ratios of expenses to average net assets (excluding interest expense):	1.77%

(2)	Ratios of expenses to average net assets (excluding interest expense):	2.04%	2.76%

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Long/Short Credit Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.82	$9.08	$9.70	$9.55	$9.36
Income (loss) from investment operations:
Net investment income*	0.42	0.37	0.19	0.06	0.13
Net realized and unrealized gain (loss)	0.00 (a)	(0.17)	(0.43)	0.32	0.26
Total income (loss) from investment operations	0.42	0.20	(0.24)	0.38	0.39
Less distributions:
Distributions from net investment income	(0.42)	(0.37)	(0.20)	(0.07)	(0.15)
Distributions from net realized gains	—	(0.09)	(0.18)	(0.16)	(0.05)
Total distributions	(0.42)	(0.46)	(0.38)	(0.23)	(0.20)
Net asset value, end of year	$8.82	$8.82	$9.08	$9.70	$9.55

Total return + #	4.86%	2.27%	(2.57)%	4.00%	4.23%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$212,542	$163,285	$206,875	$195,874	$110,215

Ratios of expenses to average net assets (including interest expense):	0.88%	0.87%	0.97%	1.82%	1.43%
Ratios of net investment income to average net assets:	4.79%	4.16%	2.02%	0.67%	1.41%

Portfolio turnover rate	274%	222%	216%	343%	519%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.79	$9.06	$9.68	$9.53	$9.33	$8.42	$8.72	$9.34	$9.24	$9.08
Income (loss) from investment operations:
Net investment income (loss)*	0.40	0.35	0.16	0.04	0.11	0.32	0.27	0.09	(0.03)	0.05
Net realized and unrealized gain (loss)	0.00 (a)	(0.18)	(0.43)	0.32	0.26	0.00 (a)	(0.18)	(0.41)	0.30	0.24
Total income (loss) from investment operations	0.40	0.17	(0.27)	0.36	0.37	0.32	0.09	(0.32)	0.27	0.29
Less distributions:
Distributions from net investment income	(0.40)	(0.35)	(0.17)	(0.05)	(0.12)	(0.36)	(0.30)	(0.12)	(0.01)	(0.08)
Distributions from net realized gains	—	(0.09)	(0.18)	(0.16)	(0.05)	—	(0.09)	(0.18)	(0.16)	(0.05)
Total distributions	(0.40)	(0.44)	(0.35)	(0.21)	(0.17)	(0.36)	(0.39)	(0.30)	(0.17)	(0.13)
Net asset value, end of year	$8.79	$8.79	$9.06	$9.68	$9.53	$8.38	$8.42	$8.72	$9.34	$9.24

Total return + #	4.61%	1.91%	(2.82)%	3.77%	4.09%	3.82%	1.11%	(3.45)%	2.89%	3.24%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$15,514	$22,312	$27,906	$29,040	$17,123	$2,236	$2,891	$3,858	$4,518	$3,852

Ratios of expenses to average net assets (including interest expense):	1.11%	1.11%	1.22%	2.07%	1.68%	1.88%	1.87%	1.98%	2.82%	2.43%
Ratios of net investment income (loss) to average net assets:	4.55%	3.91%	1.75%	0.41%	1.21%	3.79%	3.16%	1.01%	(0.37)%	0.53%

Portfolio turnover rate	274%	222%	216%	343%	519%	274%	222%	216%	343%	519%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(a)	Represents less than $0.01 per share.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Monthly Distribution Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$29.20	$31.15	$32.18	$32.75	$33.88
Income from investment operations:
Net investment income (loss)*	0.64	0.22	(0.45)	(0.28)	(0.21)
Net realized and unrealized gain	1.42	0.26	0.80	0.79	0.33
Total income from investment operations	2.06	0.48	0.35	0.51	0.12
Less distributions:
Distributions from net investment income	(0.74)	(0.41)	—	(0.71)	(0.30)
Distributions from net realized gains	—	—	(0.25)	—	—
Distributions from capital	(1.71)	(2.02)	(1.13)	(0.37)	(0.95)
Total distributions	(2.45)	(2.43)	(1.38)	(1.08)	(1.25)
Net asset value, end of year	$28.81	$29.20	$31.15	$32.18	$32.75

Total return + #	7.31%	1.59%	1.11%	1.54%	0.37%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$197,786	$141,405	$175,703	$219,703	$160,250
Ratios of expenses to average net assets (including interest expense) (1):
Before waivers	2.36%	2.02%	2.52%	1.90%	1.81%
After waivers	2.36%	2.02%	2.52%	1.90%	1.81%
Dividends/borrowings on short sales	0.90%	0.38%	0.39%	0.81%	0.69%
Ratios of net investment income (loss) to average net assets:
Before fee waivers	2.18%	0.72%	(1.41)%	(0.84)%	(0.62)%
After fee waivers	2.18%	0.72%	(1.41)%	(0.84)%	(0.62)%
Portfolio turnover rate	209%	192%	221%	339%	605%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$27.66	$29.70	$30.83	$31.49	$32.71	$19.59	$21.89	$23.26	$24.19	$25.60
Income (loss) from investment operations:
Net investment income (loss)* !	0.51	0.13	(0.46)	(0.44)	(0.30)	0.22	(0.05)	(0.52)	(0.55)	(0.43)
Net realized and unrealized gain	1.36	0.26	0.71	0.86	0.33	0.93	0.18	0.53	0.70	0.27
Total income (loss) from investment operations	1.87	0.39	0.25	0.42	0.03	1.15	0.13	0.01	0.15	(0.16)
Less distributions:
Distributions from net investment income	(0.74)	(0.41)	—	(0.71)	(0.30)	(0.74)	(0.41)	—	(0.71)	(0.30)
Distributions from net realized gains	—	—	(0.25)	—	—	—	—	(0.25)	—	—
Distributions from capital	(1.71)	(2.02)	(1.13)	(0.37)	(0.95)	(1.71)	(2.02)	(1.13)	(0.37)	(0.95)
Total distributions	(2.45)	(2.43)	(1.38)	(1.08)	(1.25)	(2.45)	(2.43)	(1.38)	(1.08)	(1.25)
Net asset value, end of year	$27.08	$27.66	$29.70	$30.83	$31.49	$18.29	$19.59	$21.89	$23.26	$24.19

Total return + #	7.02%	1.32%	0.83%	1.25%	0.10%	6.19%	0.57%	0.05%	0.54%	(0.63)%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$20,234	$23,339	$28,997	$33,155	$33,157	$11,592	$13,030	$16,177	$19,311	$23,171
Ratios of expenses to average net assets (including interest expense) (2):
Before waivers	2.63%	2.27%	2.77%	2.16%	2.06%	3.39%	3.02%	3.52%	2.93%	2.81%
After waivers	2.63%	2.27%	2.77%	2.16%	2.06%	3.39%	3.02%	3.52%	2.93%	2.81%
Dividends/borrowings on short sales	0.94%	0.38%	0.39%	0.81%	0.68%	0.96%	0.38%	0.39%	0.81%	0.68%
Ratios of net investment income (loss) to average net assets:
Before fee waivers	1.85%	0.47%	(1.53)%	(1.39)%	(0.94)%	1.14%	(0.29)%	(2.32)%	(2.28)%	(1.74)%
After fee waivers	1.85%	0.47%	(1.53)%	(1.39)%	(0.94)%	1.14%	(0.29)%	(2.32)%	(2.28)%	(1.74)%
Portfolio turnover rate	209%	192%	221%	339%	605%	209%	192%	221%	339%	605%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

!	The amount of net investment income (loss) on investment per share for the year October 31, 2023, does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(1)	Ratios of expenses to average net assets (excluding dividends/borrowings on short sales):

Before fee waivers	1.46%	1.64%	2.13%	1.09%	1.13%
After fee waivers	1.46%	1.64%	2.13%	1.09%	1.13%

(2)	Ratios of expenses to average net assets (excluding dividends/borrowings on short sales):

Before fee waivers	1.69%	1.89%	2.38%	1.35%	1.38%	2.43%	2.64%	3.13%	2.12%	2.12%
After fee waivers	1.69%	1.89%	2.38%	1.35%	1.38%	2.43%	2.64%	3.13%	2.12%	2.12%

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Real Estate Stock Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.01	$12.47	$21.36	$17.34	$18.68
Income (loss) from investment operations:
Net investment income (loss) *	0.20	0.20	0.14	(0.02)	0.11
Net realized and unrealized gain (loss) !	3.72	(1.58)	(7.74)	5.52	(0.14)
Total income (loss) from investment operations	3.92	(1.38)	(7.60)	5.50	(0.03)
Less distributions:
Distributions from net investment income	(0.30)	(0.08)	—	—	(0.31)
Distributions from net realized gains	—	—	(1.29)	(1.48)	(1.00)
Total distributions	(0.30)	(0.08)	(1.29)	(1.48)	(1.31)
Net asset value, end of year	$14.63	$11.01	$12.47	$21.36	$17.34

Total return + #	35.88%	(11.09)%	(37.75)%	32.81%	(0.02)%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$40,260	$53,324	$64,414	$91,553	$53,647
Ratios of expenses to average net assets (including interest expense) (1):	1.55%	1.07%	1.01%	1.37%	1.66%
Ratios of net investment income (loss) to average net assets:	1.54%	1.64%	0.85%	(0.08)%	0.63%

Portfolio turnover rate	78%	73%	58%	59%	125%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.06	$12.52	$21.48	$17.47	$18.81	$10.01	$11.37	$19.78	$16.30	$17.69
Income (loss) from investment operations:
Net investment income (loss) *	0.18	0.17	0.10	(0.07)	0.06	0.07	0.05	(0.03)	(0.20)	(0.06)
Net realized and unrealized gain (loss) !	3.72	(1.58)	(7.77)	5.56	(0.13)	3.37	(1.41)	(7.09)	5.16	(0.14)
Total income (loss) from investment operations	3.90	(1.41)	(7.67)	5.49	(0.07)	3.44	(1.36)	(7.12)	4.96	(0.20)
Less distributions:
Distributions from net investment income	(0.26)	(0.05)	—	—	(0.27)	(0.21)	—	—	—	(0.19)
Distributions from net realized gains	—	—	(1.29)	(1.48)	(1.00)	—	—	(1.29)	(1.48)	(1.00)
Total distributions	(0.26)	(0.05)	(1.29)	(1.48)	(1.27)	(0.21)	—	(1.29)	(1.48)	(1.19)
Net asset value, end of year	$14.70	$11.06	$12.52	$21.48	$17.47	$13.24	$10.01	$11.37	$19.78	$16.30

Total return + #	35.49%	(11.31)%	(37.87)%	32.48%	(0.28)%	34.52%	(11.96)%	(38.38)%	31.50%	(1.08)%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$4,544	$8,654	$9,449	$15,112	$11,196	$1,921	$1,849	$2,544	$4,736	$2,998

Ratios of expenses to average net assets (including interest expense) (2):	1.78%	1.32%	1.27%	1.62%	1.91%	2.57%	2.07%	2.02%	2.37%	2.66%
Ratios of net investment income (loss) to average net assets:	1.34%	1.38%	0.60%	(0.33)%	0.36%	0.54%	0.63%	(0.19)%	(1.07)%	(0.36)%

Portfolio turnover rate	78%	73%	58%	59%	125%	78%	73%	58%	59%	125%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

!	The amount of net realized and unrealized gain (loss) on investment per share for the year ended October 31, 2020 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(1)	Ratios of expenses to average net assets (excluding interest expense):	1.52%	2.54%

(2)	Ratios of expenses to average net assets (excluding interest expense):	1.75%

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham U.S. Enhanced Market Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year/period.

	Class N		Class A		Class C

	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	October 31, 2024	October 31, 2023 *	October 31, 2024	October 31, 2023 *	October 31, 2024	October 31, 2023 *
Net asset value, beginning of year/period	$13.88	$14.00	$13.86	$14.00	$13.81	$14.00
Income (loss) from investment operations:
Net investment income**	0.29	0.13	0.25	0.11	0.12	0.06
Net realized and unrealized gain (loss)	5.18	(0.25)	5.17	(0.25)	5.16	(0.25)
Total income (loss) from investment operations	5.47	(0.12)	5.42	(0.14)	5.28	(0.19)
Less distributions:
Distributions from net investment income	(0.18)	—	(0.16)	—	(0.10)	—
Total distributions	(0.18)	—	(0.16)	—	(0.10)	—
Net asset value, end of year/period	$19.17	$13.88	$19.12	$13.86	$18.99	$13.81

Total return +#(1)	39.70%	(0.86)%	39.33%	(1.00)%	38.34%	(1.36)%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$88,811	$68,742	$9,782	$10,295	$759	$304
Ratios of expenses to average net assets (1): ^	1.29%	1.41%	1.54%	1.66%	2.29%	2.41%
Ratios of net investment income to average net assets: ^	1.69%	1.82%	1.46%	1.54%	0.66%	0.84%
Portfolio turnover rate (1)	66%	0%	66%	0%	66%	0%

*	The Fund commenced operations on May 1, 2023

**	The net investment income per share data was determined using the average shares outstanding throughout each period.

+	Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

(1)	Not annualized for periods less than one year.

^	Annualized for periods less than one year.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all periods and classes.

(1)	Ratios of expenses to average net assets (excluding interest expense):	1.28%	1.53%	2.28%

See accompanying notes which are an integral part to these financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2024

1.	ORGANIZATION

Each Dunham Fund (each, a “Fund” and collectively the “Funds”) is a series of shares of beneficial interest in the Dunham Funds (the “Trust”), a Delaware Business Trust organized on November 28, 2007 and registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Dunham Funds currently consist of fifteen funds: Dunham Corporate/Government Bond Fund; Dunham Floating Rate Bond Fund; Dunham High-Yield Bond Fund; Dunham International Opportunity Bond Fund; Dunham Large Cap Value Fund; Dunham Small Cap Value Fund; Dunham Focused Large Cap Growth Fund; Dunham Small Cap Growth Fund; Dunham Emerging Markets Stock Fund; Dunham International Stock Fund; Dunham Dynamic Macro Fund; Dunham Long/Short Credit Fund; Dunham Monthly Distribution Fund; Dunham Real Estate Stock Fund; and Dunham U.S. Enhanced Market Fund. With the exception of Dunham Focused Large Cap Growth Fund, Dunham Real Estate Stock Fund, and Dunham U.S. Enhanced Market Fund, the remaining Funds are diversified funds within the meaning of the 1940 Act.

Fund	Primary Objective
Dunham Corporate/Government Bond Fund (“Corporate/Government Bond”)	Current income and capital appreciation
Dunham Floating Rate Bond Fund (“Floating Rate Bond”)	High level of current income
Dunham High-Yield Bond Fund (“High-Yield Bond”)	High level of current income
Dunham International Opportunity Bond Fund (“International Opportunity Bond”)	High level of current income
Dunham Large Cap Value Fund (“Large Cap Value”)	Maximize total return from capital appreciation and dividends
Dunham Small Cap Value Fund (“Small Cap Value”)	Maximize total return from capital appreciation and income
Dunham Focused Large Cap Growth Fund (“Focused Large Cap Growth”)	Maximize capital appreciation
Dunham Small Cap Growth Fund (“Small Cap Growth”)	Maximize capital appreciation
Dunham Emerging Markets Stock Fund (“Emerging Markets Stock”)	Maximize capital appreciation
Dunham International Stock Fund (“International Stock”)	Maximize total return from capital appreciation and dividends
Dunham Dynamic Macro Fund (“Dynamic Macro”)	Maximize total return from capital appreciation and dividends
Dunham Long/Short Credit Fund (“Long/Short Credit”)	Maximize total return under varying market conditions through both current income and capital appreciation
Dunham Monthly Distribution Fund (“Monthly Distribution”)	Positive returns in rising and falling market environments
Dunham Real Estate Stock Fund (“Real Estate Stock”)	Maximize total return from capital appreciation and dividends
Dunham U.S. Enhanced Market Fund (“U.S. Enhanced Market”)	Maximize long-term capital appreciation

Currently, each Fund offers Class A, Class C and Class N shares. Each class represents an interest in the same assets of the applicable Fund with the only differences being that Class A shares are subject to a front-end sales charge and an annual distribution fee, Class C shares are subject to an annual service and distribution fee and Class N shares have a higher minimum investment amount. Investors that purchase $1,000,000 or more of Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. The Class C and Class N shares, with the exception of Floating Rate Bond, High-Yield Bond, International Opportunity Bond, Focused Large Cap Growth, Dynamic Macro, Monthly Distribution, and U.S. Enhanced Market commenced operations on December 10, 2004 and were formed as a result of tax-free conversions from common trusts. The conversions were accomplished through the exchange of the common trust securities, cash, and other assets for equivalent value of the Funds’ shares. High-Yield Bond Class C and Class N shares commenced operations on July 1, 2005. The Class A shares for all Funds except Floating Rate Bond, International Opportunity Bond, Focused Large Cap Growth, Dynamic Macro, Monthly Distribution, and U.S. Enhanced Market commenced operations on January 3, 2007. Monthly Distribution’s Predecessor Fund’s Class A shares and Class C shares commenced operations on December 26, 2000. Monthly Distribution’s Class N shares commenced operations on September 29, 2008. Dynamic Macro commenced operations on April 30, 2010. Focused Large Cap Growth commenced operations on December 8, 2011. Floating Rate Bond and International Opportunity Bond commenced operations on November 1, 2013. U.S. Enhanced Market commenced operations on May 1, 2023.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

a. Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If no sale price is reported, the mean between the current bid and ask price is used. If market quotations are not readily available, then securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”) based on the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). U.S. Government and Agency securities are valued at the mean between the most recent bid and ask prices. Short-term debt instruments with a remaining maturity of more than 60 days and long-term debt securities including Bank Loans are valued each day by an independent pricing service elected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and ask prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and ask prices may be used. Short-term debt securities with a remaining maturity of 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Funds may invest in portfolios of open-end, closed-end investment companies and Exchange Traded Funds (“ETFs”) (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by a Fund will not change.

Options and Flex Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and ask price.

Futures and future options are valued daily at the final settled price or, in the absence of a settled price, at the mean between the current bid and ask prices on the day of valuation.

Swap transactions are valued through an independent pricing service. Total return swaps on securities listed on an exchange are generally valued at the last quoted sales price of the swap (if exchange listed) or of the underlying security (if such security is exchange listed) or in the absence of a sale, fair valued at the mean between the current bid and ask prices.

Trading in securities on Far East securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (“NYSE”) is open). In addition, Far East securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s NAV is not calculated. Each Fund calculates the NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in a Fund’s NAV. However, management may determine that such developments are so significant that they will materially affect the value of a Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Both Emerging Markets Stock and International Stock utilize fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its Valuation Designee based on the Trust’s Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2024 for the Funds’ assets and liabilities measured at fair value:

Corporate/Government Bond

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$—	$11,097	$—	$11,097
Asset Backed Securities *	—	59,455,118	—	59,455,118
Corporate Bonds *	—	65,367,636	—	65,367,636
Non U.S. Government & Agencies	—	4,836,950	—	4,836,950
Term Loans *	—	13,001,690	—	13,001,690
U.S. Government & Agencies	—	55,263,994	—	55,263,994
Short-Term Investment	9,300,066	—	—	9,300,066
Total	$9,300,066	$197,936,485	$—	$207,236,551
Collateral for Securities Loaned (a)				6,919,352
Total Assets				$214,155,903

Floating Rate Bond

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$13,555,564	$—	$13,555,564
Corporate Bonds *	—	13,950,027	—	13,950,027
Term Loans *	—	107,837,328	0	107,837,328
Right	—	13,500	—	13,500
Warrant	—	24,221	—	24,221
Short-Term Investment	17,671,445	—	—	17,671,445
Total	$17,671,445	$135,380,640	$0	$153,052,085
Collateral for Securities Loaned (a)				4,329,566
Total Assets				$157,381,651

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

High-Yield Bond

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$—	$—	$186,400	$186,400
Corporate Bonds *	—	191,139,171	726,312	191,865,483
Short-Term Investment	7,767,612	—	—	7,767,612
Total	$7,767,612	$191,139,171	$912,712	$199,819,495
Collateral for Securities Loaned (a)				44,306,422
Total Assets				$244,125,917

International Opportunity Bond

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities *	$—	$8,912	$—	$8,912
Corporate Bonds *	—	47,768,939	—	47,768,939
Non U.S. Government & Agencies *	—	20,610,011	—	20,610,011
Short-Term Investment	5,188,234	—	—	5,188,234
Total	$5,188,234	$68,387,862	$—	$73,576,096
Collateral for Securities Loaned (a)				1,975,463
Total Assets				$75,551,559
Assets - Derivatives
Futures Contracts	$299,797	$—	$—	$299,797
Forward Foreign Currency Exchange Contracts	—	420,214	—	420,214
Total Asset Derivatives	$299,797	$420,214	$—	$720,011
Liabilities - Derivatives
Futures Contracts	$396,246	$—	$—	$396,246
Forward Foreign Currency Exchange Contracts	—	34,802	—	34,802
Swap Contracts	—	3,437	—	3,437
Total Liability Derivatives	$396,246	$38,239	$—	$434,485

Large Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$153,297,544	$—	$—	$153,297,544
Short-Term Investments	2,830,997	—	—	2,830,997
Total	$156,128,541	$—	$—	$156,128,541
Collateral for Securities Loaned (a)				5,958,550
Total Assets				$162,087,091

Small Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$95,348,846	$—	$—	$95,348,846
Short-Term Investments	4,829,754	—	—	4,829,754
Total	$100,178,600	$—	$—	$100,178,600
Collateral for Securities Loaned (a)				15,688,693
Total Assets				$115,867,293

Focused Large Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$181,114,532	$—	$—	$181,114,532
Short-Term Investment	1,515,171	—	—	1,515,171
Total	$182,629,703	$—	$—	$182,629,703
Collateral for Securities Loaned (a)				4,483,463
Total Assets				$187,113,166

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Small Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$73,813,011	$—	$—	$73,813,011
Short-Term Investment	1,212,157	—	—	1,212,157
Total	$75,025,168	$—	$—	$75,025,168
Collateral for Securities Loaned (a)				17,479,162
Total Assets				$92,504,330

Emerging Markets

Assets	Level 1	Level 2	Level 3	Total
Closed End Fund
Equity	$1,019,255	$—	$—	$1,019,255
Total Closed End Fund	1,019,255	—	—	1,019,255
Common Stocks
Aerospace & Defense	$—	$1,268,615	$—	$1,268,615
Automotive	—	3,776,190	—	3,776,190
Banking	5,174,491	15,801,960	—	20,976,451
Beverages	1,913,188	1,711,055	—	3,624,243
Chemicals	—	538,105	—	538,105
E-Commerce Discretionary	440,910	5,854,895	—	6,295,805
Electric Utilities	—	3,528,499	—	3,528,499
Electrical Equipment	—	1,983,533	—	1,983,533
Engineering & Construction	1,189,548	1,569,082	—	2,758,630
Food	—	350,044	—	350,044
Gas & Water Utilities	1,870,318	—	—	1,870,318
Health Care Facilities & Services	965,717	3,051,160	—	4,016,877
Home & Office Products	465,142	—	—	465,142
Household Products	—	722,500	—	722,500
Institutional Financial Services	490,352	—	—	490,352
Insurance	—	4,530,176	—	4,530,176
Internet Media & Services	3,078,321	8,147,509	—	11,225,830
Leisure Facilities & Services	1,286,463	2,927,447	—	4,213,910
Medical Equipment & Devices	—	887,660	—	887,660
Metals & Mining	—	1,726,933	—	1,726,933
Oil & Gas Producers	1,475,856	1,337,434	0	2,813,290
Real Estate Owners & Developers	—	683,503	—	683,503
Retail - Consumer Staples	—	—	0	—
Retail - Discretionary	548,926	1,612,651	—	2,161,577
Semiconductors	—	18,569,444	—	18,569,444
Specialty Finance	538,084	—	—	538,084
Technology Hardware	—	8,282,471	—	8,282,471
Technology Services	—	1,124,561	—	1,124,561
Telecommunications	—	2,598,810	—	2,598,810
Transportation & Logistics	—	769,940	—	769,940
Transportation Equipment	—	692,678	—	692,678
Wholesale - Consumer Staples	656,715	—	—	656,715
Total Common Stocks	20,094,031	94,046,855	—	114,140,886
Preferred Stocks
Automotive	$—	$371,883	$—	$371,883
Technology Hardware	—	1,137,137	—	1,137,137
Total Preferred Stock	—	1,509,020	—	1,509,020
Short-Term Investments	803	—	—	803
Total	$21,114,089	$95,555,875	$—	$116,669,964
Collateral for Securities Loaned (a)				3,146,913
Total Assets				$119,816,877

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

International Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$1,877,252	$—	$1,877,252
Apparel & Textile Products	—	369,986	—	369,986
Asset Management	155,302	1,509,048	—	1,664,350
Automotive	—	1,307,786	—	1,307,786
Banking	6,823,928	22,934,130	0	29,758,058
Biotech & Pharma	2,764,224	6,263,120	—	9,027,344
Chemicals	130,071	331,855	0	461,926
Construction Materials	—	296,398	—	296,398
Containers & Packaging	—	109,949	—	109,949
Diversifier Industrials	—	331,692	—	331,692
E-Commerce Discretionary	405,785	—	—	405,785
Electric Utilities	790,153	1,926,352	—	2,716,505
Electrical Equipment	—	3,625,513	—	3,625,513
Engineering & Construction	1	1,160,942	—	1,160,943
Entertainment Content	187,442	836,930	—	1,024,372
Food	81,981	576,747	—	658,728
Home & Office Products	—	2,081,629	—	2,081,629
Home Construction	—	417,821	—	417,821
Household Products	96,021	—	—	96,021
Industrial Intermediate Prod	—	72,982	—	72,982
Industrial Support Services	—	278,472	—	278,472
Institutional Financial Services	115,280	1,043,211	—	1,158,491
Insurance	—	15,024,743	—	15,024,743
Internet Media & Services	977,339	639,366	—	1,616,705
Leisure Facilities & Services	66,827	453,525	—	520,352
Machinery	—	2,066,330	—	2,066,330
Medical Equipment & Devices	126,546	1,921,674	—	2,048,220
Metals & Mining	4,998,598	1,167,302	0	6,165,900
Oil & Gas Producers	2,195,391	4,617,264	0	6,812,655
Oil & Gas Service & Equipment	—	674,680	—	674,680
Publishing & Broadcasting	—	74,264	—	74,264
Real Estate Owners & Developers	—	694,571	—	694,571
Retail - Consumer Staples	147,143	71,000	—	218,143
Retail - Discretionary	—	1,334,147	—	1,334,147
Retail REIT	51,088	47,166	—	98,254
Semiconductors	1,598,250	7,537,882	—	9,136,132
Software	1,849,469	2,073,637	—	3,923,106
Specialty Finance	100,753	733,981	—	834,734
Technology Hardware	135,622	7,084,446	—	7,220,068
Technology Services	882,742	3,326,853	—	4,209,595
Telecommunications	754,147	5,416,121	—	6,170,268
Tobacco & Cannabis	775,192	189,838	—	965,030
Transportation & Logistics	1,536,130	3,438,976	—	4,975,106
Transportation Equipment	—	3,350,685	—	3,350,685
Wholesale - Consumer Staples	—	121,088	—	121,088
Wholesale Discretionary	—	86,693	—	86,693
Total Common Stocks	27,745,425	109,498,047	—	137,243,472
Exchange Traded Funds	721,535	—	—	721,535

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Assets	Level 1	Level 2	Level 3	Total
Preferred Stocks
Automotive	—	584,948	—	584,948
Banking	1,162,373	—	—	1,162,373
Institutional Financial Services	—	323,203	—	323,203
Insurance	—	607,482	—	607,482
Oil & Gas Producers	917,496	—	—	917,496
Technology Hardware	—	678,034	—	678,034
Total Preferred Stocks	2,079,869	2,193,667	—	4,273,536
Short-Term Investments	845,354	—	—	845,354
Total	$31,392,183	$111,691,714	$—	$143,083,897
Collateral for Securities Loaned (a)				8,077,302
Total Assets				$151,161,199

Dynamic Macro

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,519,147	$—	$—	$26,519,147
Corporate Bonds *	—	2,752,939	—	2,752,939
Non U.S. Government & Agencies	—	2,928,539	—	2,928,539
U.S. Government & Agencies	—	36,397,887	—	36,397,887
Short-Term Investments	8,409,789	—	—	8,409,789
Total	$34,928,936	$42,079,365	$—	$77,008,301
Assets - Derivatives
Futures Contracts	$442,858	$—	$—	$442,858
Forward Foreign Currency Exchange Contracts	—	259,198	—	259,198
Total Asset Derivatives	$442,858	$259,198	$—	$702,056
Liabilities - Derivatives
Futures Contracts	$163,416	$—	$—	$163,416
Forward Foreign Currency Exchange Contracts	—	15,945	—	15,945
Total Liability Derivatives	$163,416	$15,945	$—	$179,361

Long/Short Credit

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$5,700	$5,700
Corporate Bonds *	—	85,721,312	—	85,721,312
Non-U.S. Government & Agencies	—	3,394,096	—	3,394,096
U.S. Government & Agencies	—	136,613,999	—	136,613,999
Short-Term Investment	5,224,834	—	—	5,224,834
Total	$5,224,834	$225,729,407	$5,700	$230,959,941
Collateral for Securities Loaned (a)				4,107,635
Total Assets				$235,067,576
Assets - Derivatives
Futures Contracts	$1,337,301	$—	$—	$1,337,301
Credit Default Swap Contracts	—	202,051	—	202,051
Total Return Swap Contracts	—	118,455	—	118,455
Total Asset Derivatives	$1,337,301	$320,506	$—	$1,657,807
Liabilities - Derivatives
Credit Default Swap Contracts	$—	$388,229	$—	$388,229
Total Liability Derivatives	$—	$388,229	$—	$388,229

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Monthly Distribution
Assets	Level 1	Level 2	Level 3	Total
Closed-End Fund	$—	$—	$3,456,295	$3,456,295
Common Stocks *	173,634,536	—	72,063	173,706,599
Rights	—	—	1,160,849	1,160,849
Short-Term Investment	23,518,409	—	—	23,518,409
Total	$197,152,945	$—	$4,689,207	$201,842,152
Collateral for Securities Loaned (a)				12,131,260
Total Assets				$213,973,412
Liabilities
Securities Sold Short*	$63,067,930	$—	$—	$63,067,930
Total Liabilities	$63,067,930	$—	$—	$63,067,930
Assets - Derivatives
Forward Foreign Currency Exchange Contracts	$—	$395,183	$—	$395,183
Total Asset Derivatives	$—	$395,183	$—	$395,183
Liabilities - Derivatives
Written Options	$777,150	$—	$—	$777,150
Total Liability Derivatives	$777,150	$—	$—	$777,150

Real Estate Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$15,852,764	$—	$—	$15,852,764
REITs *	31,064,378	—	—	31,064,378
Total	$46,917,142	$—	$—	$46,917,142
Collateral for Securities Loaned (a)				7,776,517
Total Assets				$54,693,659

U.S. Enhanced Market

Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$54,363,905	$—	$54,363,905
Short-Term Investments	3,205,927	—	—	3,205,927
Total Assets	$3,205,927	$54,363,905	$—	$57,569,832
Assets - Derivatives
Purchased Options	—	42,163,253	—	42,163,253
Futures Contracts	21,623	—	—	21,623
Total Asset Derivatives	$21,623	$42,163,253	$—	$42,184,876
Liabilities - Derivatives
Futures Contracts	$2,090,769	$—	$—	$2,090,769
Total Liability Derivatives	$2,090,769	$—	$—	$2,090,769

*	See each Fund’s Schedule of Investments for breakdown by industry.

(a)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

The following is a reconciliation for the Funds for which Level 3 inputs were used in determining value:

	Beginning		Change in					Net	Ending
	balance	Total	unrealized				Net	transfers	balance
	October 31,	realized	appreciation/		Net		transfers	(out) of	October 31,
	2023	gain/(loss)	(depreciation)	Amortization	Purchases	Net Sales	into Level 3	Level 3	2024
Floating Rate Bond
Term Loans	$—	$—	$—	$—	$—	$—	$—	$—	$—

High-Yield Bond
Common Stock	3,189,000	1,666,251	(1,927,916)	—	—	(2,740,935)	—	—	186,400
Corporate Bond	—	—	(3,635)	21,560	708,387	—	—	—	726,312
Emerging Markets
Common Stocks	—	—	—	—	—	—	—	—	—

International Stock
Common Stocks	—	—	—	—	—	—	—	—	—

Long/Short Credit
Common Stock	5,700	—	—	—	—	—	—	—	5,700

Monthly Distribution
Closed End Fund	5,678,199	—	(2,221,904)	—	—	—	—	—	3,456,295
Common Stock	142,532	5,726	(76,195)	—	—	—	—	—	72,063
Rights	1,125,615	—	17,617	—	17,617	—	—	—	1,160,849

Quantitative disclosures of unobservable inputs and assumptions used by High-Yield Bond, Long/Short Credit, Monthly Distribution, Emerging Markets Stock and International Stock are below:

Investments in Securities:					Impact to valuation
				Input	from an increase
	Fair Value	Valuation Techniques	Unobservable Input	Range	in input
Floating Rate Bond
Term Loans	$—	Market Approach	Discount for lack of marketability (DLOM)	100%	NA
Total Fair Value Securities	$—

High-Yield Bond

Common Stock	$186,400	Discounted Cash Flow	Discount rate.	15.9%	Decrease
			Years to Maturity	4.36	Increase
Corporate Bond	726,312	Discounted Cash Flow	Discount Rate	10.5%	Decrease
Total Fair Value Securities	$912,712
Emerging Markets
Common Stock	$—	Market Approach	Discount for lack of marketability (DLOM)	100%	NA
Total Fair Value Securities	$—
International Stock
Common Stock	$—	Market Approach	Discount for lack of marketability (DLOM)	100%	NA
Total Fair Value Securities	$—
Long/Short Credit
Common Stock	$5,700	Broker Quote	Indicative Value	$0.57	Increase
Total Fair Value Securities	$5,700
Monthly Distribution
Closed End Fund	$3,456,295	Broker Quote	Indicative Value	$1.40	Increase
Common Stock	72,063	Broker Quote	Indicative Value	$0.35	Increase
Common Stock	—	Market Approach	Discount for lack of marketability (DLOM)	100%	NA
Common Stock	—	Market Approach	Residual Value	100%	NA
Rights	1,160,849	Broker Quote	Indicative Value	$1.97	Increase
Total Fair Value Securities	$4,689,207

b. Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rates at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received and are included with the net realized and unrealized gain or loss on investment securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

c. Forward Foreign Currency Exchange Contracts – As foreign securities are purchased, a Fund generally enters into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward foreign currency exchange contracts as an investment strategy consistent with that Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and forward foreign currency exchange contracts in the Statements of Operations.

d. Options – Dynamic Macro and Monthly Distribution are subject to stock market risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk. These Funds may purchase call and put options. In addition, Enhanced Market may purchase options (including FLEX Options).

Call Options. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by that Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if a Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short -term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, that Fund will realize a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option. When a Fund writes a put option, that Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

Put Options. If such a decline occurs, the put options will permit that Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by that Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to that Fund. In addition, if the price of the security in connection with which an option was purchased moves in a direction favorable to that Fund, the benefits realized by that Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

FLEX Options. Enhanced Market gains equity exposure through investments in S&P 500 Index options (including FLEX Options) and futures, but does not invest directly in equity securities as part of its investment strategy. FLEX Options are customized index option contracts traded on an exchange. The Fund may experience substantial downside from specific FLEX Option positions, and certain FLEX Option positions may expire worthless. In addition, the Fund’s FLEX Option holdings are subject to the following risks:

●	Valuation Risk. The value of the FLEX Options will be affected by, among others, changes in the value of the relevant index, changes in the actual and implied volatility of the index, and the remaining time until the options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the index (although they generally move in the same direction).

●	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.

●	Counterparty Risk. The FLEX Options are issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options.

●	Correlation Risk. The value of the FLEX Options positions is not anticipated to increase or decrease at the same rate as the index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the index.

e. Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds may maintain cash balances, which, at times, may exceed federally insured limits. The Funds may also hold cash balances with brokers which accounts are not federally insured. The Funds maintain these balances with a high quality financial institution.

f. Swap Agreements – International Opportunity Bond, Long/Short Credit and Monthly Distribution may enter into interest rate, index, total return, credit default and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

g. Swaps Risk. The Fund may use swaps to enhance returns and manage risk. The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

h. Futures Contracts – International Opportunity Bond, Dynamic Macro, Long/Short Credit, and U.S. Enhanced Market are subject to equity risk, interest rate risk and forward currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, and foreign exchange rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

i. Short Sales – The Funds may sell a security that it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is obligated to pay over any dividends and accrued interest on borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund’s borrowing agreements with broker-dealers are not subject to master netting or similar agreements or collateral agreements.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

j. Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations – The following is a summary of the location of derivative investments of each Fund in the Statement of Assets and Liabilities as of October 31, 2024:

Location on the Statements of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Commodity	Investments in securities	Option contracts written
Interest Rate/Credit Risk Contracts	Unrealized appreciation on futures	Unrealized depreciation on futures
	Unrealized appreciation on swap contracts	Unrealized depreciation on swap contracts
	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of October 31, 2024:

Asset Derivatives Investment Value
	Equity	Currency	Interest Rate	Credit Risk	Total at
	Contracts	Contracts	Contracts	Contracts	October 31, 2024
International Opportunity Bond
Forward Foreign Currency Exchange Contracts	$—	$420,214	$—	$—	$420,214
Futures Contracts	—	—	299,797	—	299,797
Dynamic Macro
Futures Contracts	$336,686	$—	$106,172	$—	$442,858
Forward Foreign Currency Exchange Contracts	—	259,198	—	—	259,198
Long/Short Credit
Futures Contracts	$—	$—	$1,337,301	$—	$1,337,301
Credit Default Swap Contracts	—	—	—	202,051	202,051
Total Return Swap Contracts	118,455	—	—	—	118,455
Monthly Distribution
Forward Foreign Currency Exchange Contracts	$—	$395,183	$—	$—	$395,183
U.S. Enhanced Market
Flex Options	$42,163,253	$—	$—	$—	$42,163,253
Futures Contracts	21,623	—	—	—	21,623

Liability Derivatives Investment Value
	Equity	Currency	Interest Rate	Credit Risk	Total at
	Contracts	Contracts	Contracts	Contracts	October 31, 2024
International Opportunity Bond	$—	$34,802	$—	$—	$34,802
Forward Foreign Currency Exchange Contracts
Futures Contracts	—	—	396,246	—	396,246
Credit Default Swap Contract	—	—	—	3,437	3,437
Dynamic Macro
Forward Foreign Currency Contracts	$—	$15,945	$—	$—	$15,945
Futures Contracts	78,215	—	85,201	—	163,416
Long/Short Credit
Credit Default Swap Contracts	$—	$—	$—	$388,229	$388,229
Monthly Distribution
Written Options	$777,150	$—	$—	$—	$777,150
U.S. Enhanced Market
Futures Contracts	$—	$—	$2,090,769	$—	$2,090,769

The following is a summary of the location of derivative investments of each Fund in the Statements of Operations for the year ended October 31, 2024.

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/ Interest Rate/Credit Risk Contracts	Net realized gain (loss) from: Futures, Purchased options, Written options, Swap contracts, Forward foreign currency exchange contracts

Net change in unrealized appreciation (depreciation) on: Futures , Purchased options, Written options, Swap contracts, and Forward foreign currency exchange contracts

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended October 31, 2024:

Realized gain (loss) on derivatives recognized in the Statements of Operations
	Equity	Currency	Interest Rate	Credit Risk	Total at
Derivative Investment type	Contracts	Contracts	Contracts	Contracts	October 31, 2024
International Opportunity Bond
Futures Contracts	$—	$—	$230,455	$—	$230,455
Forward Foreign Currency Exchange Contracts	—	(795,889)	—	—	(795,889)
Credit Default Swap Contracts	—	—	—	(426,188)	(426,188)
Small Cap Value
Forward Foreign Currency Contracts	$—	$(3,875)	$—	$—	$(3,875)
Dynamic Macro
Forward Foreign Currency Contracts	$—	$133,968	$—	$—	$133,968
Futures Contracts	2,518,710	—	(348,201)	—	2,170,509
Long/Short Credit
Forward Foreign Currency Contracts	$—	$(1,580)	$—	$—	$(1,580)
Futures Contracts	—	—	(349,783)	—	(349,783)
Credit Default Swap Contracts	—	—	—	(2,999,254)	(2,999,254)
Total Return Swap Contracts	(1,854,738)	—	—	—	(1,854,738)
Monthly Distribution
Forward Foreign Currency Exchange Contracts	$—	$690,630	$—	$—	$690,630
Purchased Options	(61,361)	—	—	—	(61,361)
Written Options	(23,923)	—	—	—	(23,923)
U.S. Enhanced Market
Futures Contracts	$2,407,407	$—	$677,188	$—	$3,084,595
Purchased Options	20,869,118	—	—	—	20,869,118

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
					Total at
	Equity	Currency	Interest Rate	Credit Risk	October 31,
Derivative Investment type	Contracts	Contracts	Contracts	Contracts	2024
International Opportunity Bond
Futures Contracts	$—	$—	$62,209	$—	$62,209
Credit Default Swap Contracts	—	—	—	(29,961)	(29,961)
Forward Foreign Currency Exchange Contracts	—	435,345	—	—	435,345
Dynamic Macro
Forward Foreign Currency Contracts	$—	$97,640	$—	$—	$97,640
Futures Contracts	720,313	—	(24,177)	—	696,136
Long/Short Credit
Futures Contracts	$—	$—	$(1,004,259)	$—	$(1,004,259)
Credit Default Swap Contracts	—	—	—	296,826	296,826
Total Return Swap Contracts	(122,610)	—	—	—	(122,610)
Monthly Distribution
Forward Foreign Currency Exchange Contracts	$—	$(41,604)	$—	$—	$(41,604)
Written Options	(333,558)	—	—	—	(333,558)
U.S. Enhanced Market
Futures Contracts	$1,200,462	$—	$(1,659,326)	$—	$(458,864)
Purchased Options	6,169,900	—	—	—	6,169,900

The average notional value of the derivative instruments for the year ended October 31, 2024 based on quarter end positions is disclosed below:

Average Notional Value
	Long	Short	Purchased	Written	Total Return	Credit Default	Credit Default	Forward Foreign
	Futures	Futures	Options	Options	Swaps - Long	Swaps - Long	Swaps - Short	Currency Contracts
International Opportunity Bond	$23,085,247	$11,029,749	$—	$—	$—	$5,011,250	$—	31,091,841
Dynamic Macro	31,645,380	10,293,847	—	—	—	—	—	8,587,182
Long/Short Credit	—	31,546,657	—	—	14,000,000	71,707,500	12,000,000	—
Monthly Distribution (1)	—	—	—	3,385,977	—	—	—	25,632,743
U.S. Enhanced Market	94,396,842	—	122,781,250	—	—	—	—	—

(1)	Monthly Distribution held purchased options during the period but not at quarter end.

k. Offsetting of Financial Assets & Liabilities and Derivative Assets & Liabilities – International Opportunity Bond, Dynamic Macro, Long/Short Credit, and Monthly Distribution policies are to recognize a gross asset or liability equal to the unrealized amounts on

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

forward foreign currency exchange contracts, swaps and written options. The futures held by the Funds are not subject to offsetting. The following table shows additional information regarding the offsetting of assets and liabilities at October 31, 2024.

International Opportunity Bond
					Gross Amounts Not Offset in the
					Statements of Assets &
Assets:					Liabilities
			Amounts
		Gross	Offset in the	Net Amounts of
		Amounts of	Statements of	Assets Presented in		Cash
		Recognized	Assets &	the Statements of	Financial	Collateral
Description	Counterparty	Assets	Liabilities	Assets & Liabilities	Instruments	Received (1)	Net Amount
Forward Foreign Currency Exchange Contracts	Barclays	$37,484	$—	$37,484	$(1,934)	$35,550
	Citi Capital Markets	30,774	—	30,774	(27,929)	—	2,845
	JP Morgan Chase	351,908	—	351,908	(4,939)	—	346,969
	SCB	48	—	48	—	—	48
Credit Default Swap	Citibank	—	—	—	(3,437)	—	(3,437)
Total		$420,214	$—	$420,214	$(38,239)	$—	$381,975

					Gross Amounts Not Offset in the
					Statements of Assets &
Liabilities:					Liabilities
			Gross
			Amounts
		Gross	Offset in the	Net Amounts of
		Amounts of	Statements of	Liabilities Presented		Cash
		Recognized	Assets &	in the Statements of	Financial	Collateral
Description	Counterparty	Liabilities	Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Forward Foreign Currency Exchange Contracts	Barclays	$(1,934)	$—	$(1,934)	$1,934	$—	$—
	Citi Capital Markets	(27,929)	—	(27,929)	27,929	—	—
	JP Morgan Chase	(4,939)	—	(4,939)	4,939	—	—
Credit Default Swap	Citibank	(3,437)	—	(3,437)	3,437	—	—
Total		$(38,239)	$—	$(38,239)	$38,239	$—	$—

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

Dynamic Macro
Gross Amounts Not Offset in the
Statements of Assets &
Assets:					Liabilities
		Gross	Gross Amounts	Net Amounts of
		Amounts of	Offset in the	Assets Presented in		Cash
		Recognized	Statements of	the Statements of	Financial	Collateral
Description	Counterparty	Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Received (1)	Net Amount
Forward Foreign Exchange Contracts	US Bank	$259,198	$—	$259,198	$(15,945)	$—	$243,253
Total		$259,198	$—	$259,198	$(15,945)	$—	$243,253

Gross Amounts Not Offset in the
Liabilities:					Statements of Assets &
		Gross	Gross Amounts	Net Amounts of
		Amounts of	Offset in the	Liabilities Presented		Cash
		Recognized	Statements of	in the Statements of	Financial	Collateral
Description	Counterparty	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Forward Foreign Exchange Contracts	US Bank	$(15,945)	$—	$(15,945)	$15,945	$—	$—
Total		$(15,945)	$—	$(15,945)	$15,945	$—	$—

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Long/Short Credit
					Gross Amounts Not Offset in the
Assets:					Statements of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts of	Offset in the	Assets Presented in
		Recognized	Statements of	the Statements of	Financial	Cash Collateral
Description	Counterparty	Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Received (1)	Net Amount
Credit Default Swaps	HSBC	$202,051	$—	$202,051	$(202,051)	$—	$—
Total Return Swap	Goldman Sachs	118,455	—	118,455	—	—	118,455
Total		$320,506	$—	$320,506	$(202,051)	$—	$118,455

					Gross Amounts Not Offset in the
Liabilities:					Statements of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts of	Offset in the	Liabilities Presented
		Recognized	Statements of	in the Statements of	Financial	Cash Collateral
Description	Counterparty	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Credit Default Swaps	Barclays	$(137,247)	$—	$(137,247)	$137,247	$—
Credit Default Swaps	HSBC	(250,982)	—	(250,982)	250,982	—	—
Total		$(388,229)	$—	$(388,229)	$388,229	$—	—

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

Monthly Distribution Fund
Gross Amounts Not Offset in the
Statements of Assets &
Assets:					Liabilities
Gross
Amounts
		Gross	Offset in the	Net Amounts of
		Amounts of	Statements of	Assets Presented in		Cash
		Recognized	Assets &	the Statements of	Financial	Collateral
Description	Counterparty	Assets	Liabilities	Assets & Liabilities	Instruments	Received (1)	Net Amount
Forward Foreign Currency Exchange Contracts	Morgan Stanley FX	$395,183	$—	$395,183	$—	$—	$395,183
Total		$395,183	$—	$395,183	$—	$—	$395,183

Gross Amounts Not Offset in the
Statements of Assets &
Liabilities:					Liabilities
Gross
		Gross	Amounts	Net Amounts of
		Amounts of	Offset in the	Liabilities Presented		Cash
		Recognized	Statements of	in the Statements of	Financial	Collateral
Description	Counterparty	Liabilities	Assets &	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Written Options	Societe Generale	$(777,150)	$—	$(777,150)	$—	$777,150	$—
Total		$(777,150)	$—	$(777,150)	$—	$777,150	$—

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

U.S. Enhanced Market
Gross Amounts Not Offset in the
Statements of Assets &
Assets:					Liabilities
Gross
Amounts
		Gross	Offset in the	Net Amounts of
		Amounts of	Statements of	Assets Presented in		Cash
		Recognized	Assets &	the Statements of	Financial	Collateral
Description	Counterparty	Assets	Liabilities	Assets & Liabilities	Instruments	Received (1)	Net Amount
Purchased Options	Societe Generale	$42,163,253	$—	$42,163,253	$—	$—	$42,163,253
Total		$42,163,253	$—	$42,163,253	$—	$—	$42,163,253

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

l. Deposits with Broker for Futures, Options and Swaps

Fund	Derivative Type	Broker	Deposit with Broker
International Opportunity Bond	Swaps	Citibank	$622,163
	Futures	Barclays	637,667
Dynamic Macro	Futures	Morgan Stanley	1,146,226
Long/Short Credit	Swaps	Goldman Sachs	70,000
	Swaps	Barclays	660,000
	Swaps	HSBC	2,041,052
Monthly Distribution	Securities Sold Short	JP Morgan	86,583,736
U.S. Enhanced Market	Futures	SG Americas Securities, LLC	1,924,915

m. Due to Broker – The Long/Short Credit Fund, as of October 31, 2024, has $(1,332,253) due to the prime broker representing amounts owed based on the timing of investment transaction settlements. Withdrawal of these amounts is restricted based on the level of futures trading in the Fund.

n. Exchanged Traded Funds – The Funds may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

o. Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income less foreign tax withholding (if any), and expense is recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities, which are recorded as soon after the ex-date that the respective Fund, using reasonable diligence, becomes aware of such dividends and foreign tax withholding (If any). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class. The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long -term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

p. Foreign Capital Gains Taxes — Foreign Capital Gains taxes are generally based on either income or gains earned or repatriated cash. Foreign Capital Gains tax is provided in accordance with the Funds’ understanding of applicable country’s tax using a tax service in that country. Each Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned. The Trust is monitoring and recording accrued foreign capital gains tax on appreciated securities of $870,288 as of October 31, 2024, on Emerging Markets as shown on the Statement of Assets and Liabilities. For the year ended October 31, 2024, Emerging Markets recorded net change in unrealized depreciation on Accrued Foreign Capital Gains Tax on Appreciated Securities of $257,196 as shown on the Statement of Operations.

q. Foreign Tax Reclaims —The Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history.

r. Federal Income Taxes – It is each Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years of 2021 to 2023 and expected to be taken in tax year 2024 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdiction as U.S. Federal and California. The Funds recognize

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

s. Distributions to Shareholders – It is each Fund’s policy to distribute its respective net investment income and net capital gains, if any, annually except for Corporate/Government Bond, Floating Rate Bond, High-Yield Bond, International Opportunity Bond, Long/Short Credit, and Monthly Distribution which will distribute their respective net investment income, if any, monthly. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses. Dividends and distributions to shareholders are recorded on ex-date. Monthly Distribution’s distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions (including any return of capital) is not fixed but is expected to be at or near the level of the prime interest rate (“Prime Rate”). Additionally, Monthly Distribution’s distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of Monthly Distribution’s current net asset value per share. Shareholders receiving periodic payments from Monthly Distribution may be under the impression that they are receiving net income. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from Monthly Distribution is net income.

t. Real Estate Investment Trusts – Real Estate Stock invests primarily in REITs. Distributions from REITs may be characterized as dividends, capital gains, and/or return of capital.

u. Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

a. Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Small capitalization (“small cap”) companies may be more vulnerable than larger capitalization companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger capitalization companies or the market averages in general and therefore may involve greater risk than investing in larger capitalization companies.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region. Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

Certain Funds may invest in collateralized mortgage obligations which are secured by groups of individual mortgages, but are similar to a conventional bond where the investor looks only to the issuer for payment of principal and interest. Although the obligations are recourse obligations to the issuer, the issuer typically has no significant assets, other than assets pledged as collateral for the obligations, and the market value of the collateral, which is sensitive to interest rate movements, may affect the market value of the obligations. A public market for a particular collateralized mortgage obligation may or may not develop and thus, there can be no guarantee of liquidity of an investment in such obligations.

The risk in writing a call option is that a Fund may forgo the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss is reduced by the amount of option premium received. The risk in writing a put option is that a Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss is reduced by the amount of option premium received. Generally, option transactions also involve risks concerning liquidity of the options market. An illiquid market for an option may limit a Fund’s ability to write options or enter closing transactions. As the options written by the Funds are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

b. Natural Disaster/Epidemic Risk – Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. For example, the novel coronavirus (COVID -19), which was first detected in 2019, has resulted in, among other

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds’ portfolio investments.

c. Emerging Markets Risk – Emerging market countries may have relatively unstable governments, weaker economies, and less -developed legal systems which do not protect securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

d. Foreign Investing Risk – Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability, and policies that have the effect of decreasing the value of foreign securities. Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

4.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. Management Fees – Dunham & Associates serves as each Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, Dunham & Associates, subject to the supervision of the Board and in conformity with the stated policies of the Funds, manages the operations of the Funds. The Adviser, subject to the review and approval of the Board, selects Sub-Advisers for each Fund and supervises and monitors the performance of each Sub-Adviser. As compensation for its services, each Fund pays the Adviser a fixed fee, accrued daily and paid monthly, based on each Fund’s respective average daily net assets. The Adviser has entered into a Sub-Advisory Agreement with each Sub-Adviser and the Trust, on behalf of each Fund. Under the Sub-Advisory Agreements, each Fund pays the Sub-Adviser a “Fulcrum Fee.” A Fulcrum Fee is a performance fee whereby the Sub-Adviser is rewarded when out-performing, or is penalized when under-performing, a Fund’s benchmark index. As a result of the Fulcrum Fee arrangement, the total annual management fee for a Fund will have a range as shown in the table below.

		Adviser’s	Sub-Adviser’s
	Management Fee	Portion	Portion
Corporate/Government Bond	0.65% – 0.95%	0.50%	0.15% – 0.45%
Floating Rate Bond	0.78% – 0.98%	0.60%	0.18% – 0.38%
High-Yield Bond	0.82% – 1.02%	0.60%	0.22% – 0.42%
International Opportunity Bond	0.80% – 1.30%	0.60%	0.20% – 0.70%
Large Cap Value	0.75% – 1.15%	0.65%	0.10% – 0.50%
Small Cap Value *	0.85% – 1.35%	0.65%	0.20% – 0.70%
Focused Large Cap Growth	0.85% – 1.15%	0.65%	0.20% – 0.50%
Small Cap Growth	0.65% – 1.65%	0.65%	0.00% – 1.00%
Emerging Markets Stock	0.70% – 1.50%	0.65%	0.05% – 0.85%
International Stock	0.95% – 1.65%	0.65%	0.30% – 1.00%
Dynamic Macro	0.90% – 1.60%	0.65%	0.25% – 0.95%
Long/Short Credit	0.70% – 1.80%	0.65%	0.05% – 1.15%
Monthly Distribution	0.87% – 1.63%	0.65%	0.22% – 0.98%
Real Estate Stock	0.80% – 1.40%	0.65%	0.15% – 0.75%
U.S. Enhanced Market	0.95% – 1.35%	0.65%	0.30% – 0.70%

*	Prior to April 1,2024, the Sub-Adviser’s portion for Small Cap Value w as 0.10% – 0.80% and the Management fee range w as 0.75% to 1.45%

Each Fund’s Sub-Advisory Fulcrum Fee is calculated daily using an annual base Sub-Advisory fee of a specified amount of the average daily net assets of the Fund (the “Base Fee”), adjusted by the Fund’s Class N share performance relative to the Fund’s benchmark (the “Performance Fee”). Depending on a Fund’s net performance versus its benchmark, the Sub-Adviser will receive a fee adjustment in accordance with a formula that equates a percentage of out- or under-performance to a percentage of fee increases or decreases, respectively. In addition, some Fulcrum Fees employ a “null zone” around the base fee, whereby small differences in performance versus the benchmark will not trigger a fee increase or decrease. During the first 12 months of the Fulcrum Fee arrangement, the Performance Fee is calculated daily from inception date of the agreement to the calculation date and is applied to the average daily net assets of the Funds during the calculation period. After the initial 12 months, the Performance Fee is calculated on a daily basis based on comparative performance over a rolling 12-month period.

Depending on the particular Sub-Advisory Agreement, the Performance Fee can adjust the Base Fee up or down by as much as 100% of the Base Fee, such that the Sub-Advisory fee can vary anywhere from 0.00% (the “Minimum Fee”) to twice the Base Fee (the “Maximum Fee”). However, because each such Sub-Advisory Agreement requires that the Sub -Adviser only be paid out the monthly Minimum Fee during the first year, the Sub-Adviser, in most cases, will receive less compensation until the end of the first year. At the end of the first year of the agreement, the Sub-Adviser will be paid a lump sum that reflects the accrued Fulcrum Fee over the year, less any Minimum Fees paid out during the first year. Therefore, in the first year, the Fulcrum Fee methodology has three elements: 1) daily calculation of the Performance Fee and daily accrual of the Fulcrum Fee; 2) monthly payment of the Minimum Fee only (if any); and 3) a lump sum payment at the end of the initial 12-month period of the accrued Fulcrum Fee less the Minimum Fee.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

By virtue of using average daily net assets over a “rolling” 12-month period for purposes of calculating the Performance Fee while using average daily net assets for the most recent month for purposes of calculating the Base Fee, the actual total Fulcrum Fee paid by the Fund to the Sub-Adviser may be higher or lower than the maximum or minimum annual rates described above if the average daily net assets do not remain constant during the rolling 12-month period. If the Fund is significantly underperforming versus the Index and the Fund’s net assets have declined significantly, the monthly total Fulcrum Fee can be a negative number (although the performance fee rate can never be negative, the Performance Fee can be negative). In such instances, if the negative Fulcrum Fee is not earned back or offset the following month, the Sub-Adviser must reimburse the Fund the amount of the negative Fulcrum Fee within an agreed upon time. Likewise, in the case where the Fund has significantly underperformed versus the Index but net assets have increased significantly, the monthly total Fulcrum Fee can be positive although the performance fee rate may be 0.00%. In such instances, the Fund will pay the Sub-Adviser the monthly Fulcrum Fee.

The table below lists the current Sub-Advisers along with their Fulcrum Fee arrangements.

				Null	Minimum	Maximum
Fund	Sub-Adviser	Benchmark	Base Fee	Zone	Fee	Fee
Corporate/Government Bond	Virtus Fixed Income Advisers, LLC	Bloomberg US Aggregate Bond Index	0.30%	+/- 0.15%	0.15%	0.45%
Floating Rate Bond	PineBridge Investments LLC	Morningstar/LSTA U.S. Leveraged Loan 100 Index	0.28%	+/- 0.00%	0.18%	0.38%
High-Yield Bond	PineBridge Investments LLC	Bloomberg U.S. Corporate High Yield Bond Ba/B 2% Issuer Capped Index	0.32%	+/- 0.00%	0.22%	0.42%
International Opportunity Bond	Virtus Fixed Income Advisers, LLC	Bloomberg Global ex US Aggregate Bond Index (Hedged)	0.45%	+/- 0.00%	0.20%	0.70%
Large Cap Value	Great Lakes Advisors, LLC.	Russell 1000 Value Total Return Index	0.30%	+/- 0.00%	0.10%	0.50%
Small Cap Value *	Boston Partners Global Investors, Inc.	Russell 2000 Value Total Return Index	0.45%	+/- 0.00%	0.20%	0.70%
Focused Large Cap Growth	The Ithaka Group, LLC	Russell 1000 Growth Total Return Index	0.35%	+/- 0.00%	0.20%	0.50%
Small Cap Growth	Pier Capital, LLC	Russell 2000 Growth Total Return Index	0.50%	+/- 0.20%	0.00%	1.00%
Emerging Markets Stock	NS Partners Ltd.	MSCI Emerging Markets Index (Net)	0.45%	+/- 0.00%	0.05%	0.85%
International Stock	Arrow street Capital L.P.	MSCI All Country World Index ex USA (Net)	0.65%	+/- 0.20%	0.30%	1.00%
Dynamic Macro	Vontobel Asset Management, Inc.	Dow Jones Moderately Aggressive Portfolio Index	0.60%	+/- 0.00%	0.25%	0.95%
Long/Short Credit	Metlife Investment Advisors, LLC	BofA Merrill Lynch US 3-month Treasury Bill Index PLUS 300 bps (3.00%)	0.60%	+/- 0.00%	0.05%	1.15%
Monthly Distribution	Grantham, Mayo, Van Otterloo & Co., LLC	Credit Suisse Merger Arbitrage Liquid Index	0.60%	+/- 0.00%	0.22%	0.98%
Real Estate Stock	American Assets Capital Advisers, LLC	Dow Jones U.S. Real Estate Total Return Index	0.45%	+/- 0.00%	0.15%	0.75%
U.S. Enhanced Market	PGIM Quantitative Solutions LLC	S&P 500 Total Return Index	0.50%	+/- 0.00%	0.30%	0.70%

*	Effective April 1, 2024, Boston Partners Global Investors, Inc. replaced Ziegler Capital Management, LLC as sub-adviser. Prior to April 1, 2024 Ziegler Capital Management, LLC had a base fee of 0.45%, a Minimum fee of 0.10% and a Maximum fee of 0.80%.

b.       Administration, Fund Accounting and Transfer Agency Fees – Ultimus Fund Services, LLC (“UFS” or the “Administrator”) serves as the administrator, fund accountant and transfer agent for the Funds. For providing administration services, UFS receives from each Fund a monthly fee based on the combined average daily net assets at the following annual rates; 0.07% on the first $250 million of average net assets; 0.05% on average net assets between $250 million and $500 million; 0.03% on average net assets between $500 million and $1 billion; and 0.01% on average net assets over $1 billion. Such fees are subject to an annual minimum of $400,000 in total for the entire Trust. For providing fund accounting services, UFS receives from the Trust a minimum annual fee of $262,500. For providing transfer agent services, UFS receives from the Trust a minimum annual fee of $214,000 plus a per account charge for 75,000 or more accounts.

Blu Giant, LLC, (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as some print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds. An individual from UFS serves as an officer for the Trust and receives no additional compensation from the Trust for serving in that role.

c. Distributor – The Distributor of the Funds is Dunham & Associates (the “Distributor”). The Funds have adopted an Amended and Restated Rule 12b-1 Plan (the “Plan”) in accordance with Rule 12b -1 under the 1940 Act for Class A and Class C shares. The Plan for Class A shares authorizes the Funds to pay distribution fees to the Distributor or other entities on a monthly basis at an annualized rate of up to 0.25% of the average daily net assets attributable to Class A shares. The Plan for Class C shares authorizes the Funds to

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

pay distribution fees at the annualized rate of 0.75% for the equity Funds and 0.50% for the fixed income Funds and shareholder servicing fees at the annualized rate of 0.25% to the Distributor or other entities on a monthly basis based on the average daily net assets attributable to Class C shares. Class N shares do not pay distribution fees or shareholder servicing fees.

	Distributor Sales Charges	12b-1 and Shareholder Service
Fund	Class A	Class A	Class C
Corporate/Government Bond	$126	$38,092	$19,206
Floating Rate Bond	2,666	24,224	40,456
High-Yield Bond	8,261	37,854	27,504
International Opportunity Bond	54	15,949	7,066
Large Cap Value	22,689	44,279	35,273
Small Cap Value	316	21,393	19,397
Focused Large Cap Growth	44,474	59,355	89,649
Small Cap Growth	18,344	23,622	19,419
Emerging Markets Stock	217	34,468	19,603
International Stock	4,460	38,272	42,601
Dynamic Macro	3,690	20,463	12,655
Long/Short Credit	1,052	44,778	26,624
Monthly Distribution	2,040	50,746	125,264
Real Estate Stock	1,389	15,116	20,137
U.S. Enhanced Market	14,309	26,318	5,262

d. Trustees’ Fees – The Board has approved the following Trustee compensation schedule: Each Trustee who is not an interested person of the Trust will receive $ 6,250 for each Board meeting attended in-person; $2,500 for all electronically-attended Board meetings; $1,000 for in-person committee meetings and $500 for telephonic committee meetings, unless the committee meeting is on the same day as a Board meeting, in which case the Trustee will not be compensated for the committee meeting. The Funds also reimburse each such Trustee for travel and other expenses incurred in attending meetings of the Board.

With the exception of the Trust’s Chief Compliance Officer as discussed below, officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other Funds managed by the Adviser. The Trust has agreed to pay the Adviser a fee in the amount of $136,500 per annum, effective January 1, 2024, including an annual discretionary bonus as may be awarded as compensation for providing an officer or employee of the Adviser to serve as Chief Compliance Officer for the Funds (each Fund bearing its pro rata share of the fee), plus the cost of reasonable expenses related to the performance of the Chief Compliance Officer’s duties, including travel expenses, and may compensate the Adviser for the time of other officers or employees of the Adviser who serve in other compliance capacities for the Funds.

e. Commission Recapture – During the year ended October 31, 2024, certain Funds had portfolio trades executed with a broker pursuant to a commission recapture agreement under which the broker returned a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such commission recapture agreement, are included in Fees paid indirectly in the Funds’ Statements of Operations and will be paid directly by the broker for the expenses of the Fund. For the year ended October 31, 2024, the amounts received by the Administrator on behalf of certain participating Funds under this arrangement were: Large Cap Value - $705, Small Cap Value - $15,400, Focused Large Cap Growth - $2,865 and Small Cap Growth - $9,429.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

5.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the year ended October 31, 2024 were as follows:

	Purchases	Sale Proceeds		Proceeds of
	(excluding U.S.	(excluding U.S.	Purchases of	U.S.
	Government	Government	U.S. Government	Government
Fund	Securities)	Securities)	Securities	Securities
Corporate/Government Bond	$116,253,346	$64,803,099	$46,147,766	$21,518,887
Floating Rate Bond	115,037,912	95,169,010	—	—
High-Yield Bond	156,021,723	88,469,932	—	—
International Opportunity Bond	58,079,667	46,326,042	—	—
Large Cap Value	34,072,739	56,124,776	—	—
Small Cap Value	150,173,168	131,799,826	—	—
Focused Large Cap Growth	20,604,229	55,801,129	—	—
Small Cap Growth	75,093,544	76,963,887	—	—
Emerging Markets Stock	76,193,476	78,867,827	—	—
International Stock	187,544,166	190,951,080	—	—
Dynamic Macro	16,893,010	10,683,862	38,281,650	14,455,664
Long/Short Credit	144,103,992	163,075,353	155,143,509	155,488,570
Monthly Distribution	383,078,772	313,521,420	—	—
Real Estate Stock	42,134,622	76,524,429	—	—
U.S. Enhanced Market	34,222,343	39,439,741	—	3,495,000

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at October 31, 2024, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Corporate/Government Bond	$217,891,218	$1,902,766	$(5,638,081)	(3,735,315)
Floating Rate Bond	160,845,286	998,702	(4,462,337)	(3,463,635)
High-Yield Bond	243,527,534	3,992,102	(3,393,719)	598,383
International Opportunity Bond	77,859,174	1,546,105	(4,027,561)	(2,481,456)
Large Cap Value	103,043,693	60,718,239	(1,674,841)	59,043,398
Small Cap Value	113,742,034	10,016,382	(7,891,123)	2,125,259
Focused Large Cap Growth	72,299,663	116,831,254	(2,017,751)	114,813,503
Small Cap Growth	79,270,394	17,436,022	(4,202,086)	13,233,936
Emerging Markets Stock	99,076,117	26,837,511	(6,984,563)	19,852,948
International Stock	145,589,360	19,219,344	(13,647,505)	5,571,839
Dynamic Macro	69,721,017	7,888,771	(100,543)	7,788,228
Long/Short Credit	237,747,746	1,151,474	(5,100,411)	(3,948,937)
Monthly Distribution	150,997,413	29,566,359	(30,040,257)	(473,898)
Real Estate Stock	47,409,054	11,511,510	(4,427,905)	7,083,605
U.S. Enhanced Market	97,977,830	89,706	(403,597)	(313,891)

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

7.	SHARES OF BENEFICIAL INTEREST

Following is a summary of shareholder transactions for each Fund for the year ended October 31, 2024 and for the year or period ended October 31, 2023:

For the year ended October 31, 2024:

	Class N Shares				Class A Shares
				Net Increase				Net Increase
		Distributions		(Decrease) in		Distributions		(Decrease) in
Fund	Issued	Reinvested	Redeemed	Shares	Issued	Reinvested	Redeemed	Shares
Corporate/Government Bond	7,763,525	506,167	(2,744,175)	5,525,517	211,025	47,082	(468,869)	(210,762)
Floating Rate Bond	5,871,088	1,123,883	(3,582,594)	3,412,377	95,751	95,009	(545,706)	(354,946)
High-Yield Bond	12,293,561	1,063,911	(4,360,912)	8,996,560	412,088	99,875	(705,305)	(193,342)
International Opportunity Bond	4,453,526	376,129	(2,341,376)	2,488,279	76,550	39,053	(418,810)	(303,207)
Large Cap Value	1,991,606	354,159	(2,820,022)	(474,257)	97,426	45,846	(435,698)	(292,426)
Small Cap Value	2,563,810	114,729	(1,179,168)	1,499,371	225,659	14,770	(213,671)	26,758
Focused Large Cap Growth	1,049,454	86,348	(1,578,022)	(442,220)	147,242	13,922	(384,163)	(222,999)
Small Cap Growth	1,568,162	—	(1,454,723)	113,439	125,144	—	(235,183)	(110,039)
Emerging Markets Stock	1,985,923	56,845	(2,073,983)	(31,215)	184,403	7,063	(429,859)	(238,393)
International Stock	2,191,458	244,110	(2,232,244)	203,324	93,461	35,485	(359,032)	(230,086)
Dynamic Macro	3,073,952	134,375	(1,060,078)	2,148,249	358,723	23,670	(259,091)	123,302
Long/Short Credit	11,505,580	953,961	(6,878,124)	5,581,417	368,132	88,712	(1,230,646)	(773,802)
Monthly Distribution	3,287,473	436,180	(1,700,463)	2,023,190	141,909	59,065	(297,648)	(96,674)
Real Estate Stock	736,424	82,753	(2,907,854)	(2,088,677)	32,816	11,339	(517,384)	(473,229)
U.S. Enhanced Market	1,889,659	57,340	(2,265,729)	(318,730)	91,405	7,079	(329,549)	(231,065)

	Class C Shares
				Net Increase
		Distributions		(Decrease) in
Fund	Issued	Reinvested	Redeemed	Shares
Corporate/Government Bond	28,881	6,259	(53,898)	(18,758)
Floating Rate Bond	18,757	43,676	(159,352)	(96,919)
High-Yield Bond	34,876	19,480	(120,332)	(65,976)
International Opportunity Bond	12,562	5,424	(41,200)	(23,214)
Large Cap Value	18,552	9,931	(47,887)	(19,404)
Small Cap Value	20,324	4,503	(37,618)	(12,791)
Focused Large Cap Growth	41,674	5,930	(48,242)	(638)
Small Cap Growth	17,316	—	(35,313)	(17,997)
Emerging Markets Stock	30,258	183	(29,936)	505
International Stock	31,603	8,185	(50,209)	(10,421)
Dynamic Macro	65,885	2,884	(26,393)	42,376
Long/Short Credit	40,072	12,480	(129,125)	(76,573)
Monthly Distribution	43,496	71,148	(146,259)	(31,615)
Real Estate Stock	9,419	2,918	(51,886)	(39,549)
U.S. Enhanced Market	25,583	132	(7,714)	18,001

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

For the year ended October 31, 2023:

	Class N Shares				Class A Shares
				Net Increase				Net Increase
		Distributions		(Decrease) in		Distributions		(Decrease) in
Fund	Issued	Reinvested	Redeemed	Shares	Issued	Reinvested	Redeemed	Shares
Corporate/Government Bond	6,898,325	276,210	(1,793,384)	5,381,151	995,330	35,959	(227,788)	803,501
Floating Rate Bond	1,738,044	1,251,679	(9,545,806)	(6,556,083)	229,242	153,139	(1,462,856)	(1,080,475)
High-Yield Bond	4,355,382	716,354	(2,973,916)	2,097,820	611,292	101,927	(489,820)	223,399
International Opportunity Bond	2,944,432	385,341	(1,072,807)	2,256,966	405,192	61,358	(176,069)	290,481
Large Cap Value	1,840,350	227,314	(3,306,912)	(1,239,248)	270,379	31,430	(551,770)	(249,961)
Small Cap Value	1,229,854	275,973	(1,567,185)	(61,358)	168,025	39,254	(230,370)	(23,091)
Focused Large Cap Growth	1,003,326	—	(2,928,161)	(1,924,835)	192,982	—	(500,632)	(307,650)
Small Cap Growth	771,041	—	(1,951,527)	(1,180,486)	142,264	—	(398,210)	(255,946)
Emerging Markets Stock	985,653	17,990	(1,769,508)	(765,865)	131,240	—	(365,268)	(234,028)
International Stock	853,229	280,741	(2,675,842)	(1,541,872)	247,057	43,071	(652,385)	(362,257)
Dynamic Macro	1,643,416	—	(615,507)	1,027,909	361,323	—	(149,941)	211,382
Long/Short Credit	4,492,137	1,060,875	(9,810,139)	(4,257,127)	585,972	141,966	(1,270,437)	(542,499)
Monthly Distribution	825,558	415,344	(2,038,847)	(797,945)	107,999	69,529	(309,937)	(132,409)
Real Estate Stock	1,510,456	35,859	(1,869,673)	(323,358)	279,543	3,169	(255,094)	27,618
U.S. Enhanced Market*	5,305,898	—	(353,657)	4,952,241	794,752	—	(52,221)	742,531

* The Fund commenced operations on May 1, 2023

	Class C Shares
				Net Increase
		Distributions		(Decrease) in
Fund	Issued	Reinvested	Redeemed	Shares
Corporate/Government Bond	54,446	4,469	(53,678)	5,237
Floating Rate Bond	20,848	53,193	(178,580)	(104,539)
High-Yield Bond	40,857	24,119	(98,922)	(33,946)
International Opportunity Bond	27,437	9,277	(33,091)	3,623
Large Cap Value	18,774	5,716	(67,485)	(42,995)
Small Cap Value	9,134	18,051	(52,302)	(25,117)
Focused Large Cap Growth	12,586	—	(110,712)	(98,126)
Small Cap Growth	8,488	—	(68,712)	(60,224)
Emerging Markets Stock	8,257	—	(49,487)	(41,230)
International Stock	7,053	9,976	(70,992)	(53,963)
Dynamic Macro	21,404	—	(27,066)	(5,662)
Long/Short Credit	24,781	16,605	(140,703)	(99,317)
Monthly Distribution	31,690	68,596	(173,909)	(73,623)
Real Estate Stock	20,211	—	(59,166)	(38,955)
U.S. Enhanced Market*	22,393	—	(402)	21,991

*	The Fund commenced operations on May 1, 2023

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the periods ended October 31, 2024, and October 31, 2023 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
10/31/2024	Income	Capital Gains	Capital	Total
Corporate/Government Bond *	$7,041,458	$—	$—	$7,041,458
Floating Rate Bond *	11,062,135	—	—	11,062,135
High-Yield Bond *	10,273,842	—	—	10,273,842
International Opportunity Bond*	3,094,524	—	239,688	3,334,212
Large Cap Value	3,672,385	3,637,138	—	7,309,523
Small Cap Value	390,035	1,727,516	—	2,117,551
Focused Large Cap Growth	—	4,006,806	—	4,006,806
Small Cap Growth	—	—	—	—
Emerging Markets Stock	828,871	—	—	828,871
International Stock	3,684,674	1,249,483	—	4,934,157
Dynamic Macro	1,812,378	—	—	1,812,378
Long/Short Credit *	9,573,461	—	—	9,573,461
Monthly Distribution *	4,446,643	—	11,790,468	16,237,111
Real Estate Stock	1,313,304	—	—	1,313,304
U.S. Enhanced Market	1,022,713	—	—	1,022,713

For fiscal year ended	Ordinary	Long-Term	Return of
10/31/2023	Income	Capital Gains	Capital	Total
Corporate/Government Bond *	$3,933,944	$—	$—	$3,933,944
Floating Rate Bond *	12,599,686	—	—	12,599,686
High-Yield Bond *	6,930,206	—	—	6,930,206
International Opportunity Bond*	2,308,959	—	1,042,993	3,351,952
Large Cap Value	2,639,617	1,827,185	—	4,466,802
Small Cap Value*	279,389	4,275,847	—	4,555,236
Focused Large Cap Growth*	—	—	—	—
Small Cap Growth	—	—	—	—
Emerging Markets Stock	219,990	—	—	219,990
International Stock	5,023,778	—	—	5,023,778
Dynamic Macro	—	—	—	—
Long/Short Credit *	9,181,165	2,144,449	—	11,325,614
Monthly Distribution *	2,926,993	—	13,617,081	16,544,074
Real Estate Stock	462,010	—	—	462,010
U.S. Enhanced Market	—	—	—	—

*	Differences in distributions between the Statement of Changes paid from book and tax on the income funds relate to the adjustments for dividends payable for tax purposes.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

As of each of the Fund’s tax year-ended October 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed		Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term		Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Corporate/Government Bond	$27,702	$—	$—	$(7,091,209)	$(2,249)	$(3,735,315)	$(10,801,071)
Floating Rate Bond	184,683	—	—	(23,463,616)	(7,654)	(3,463,635)	(26,750,222)
High-Yield Bond	436,896	—	—	(11,914,232)	(9,275)	598,383	(10,888,228)
International Opportunity Bond	—	—	—	(6,463,454)	(7,826)	(2,506,955)	(8,978,235)
Large Cap Value	1,991,837	5,760,415	—	—	—	59,043,398	66,795,650
Small Cap Value	8,418,763	3,534,863	—	—	—	2,125,246	14,078,872
Focused Large Cap Growth	—	21,228,742	(1,415,402)	—	—	114,813,503	134,626,843
Small Cap Growth	—	—	(453,725)	(6,040,905)	—	13,233,936	6,739,306
Emerging Markets Stock	71,565	—	—	(25,618,163)	—	19,850,377	(5,696,221)
International Stock	5,382,065	11,822,796	—	—	—	5,549,282	22,754,143
Dynamic Macro	3,197,286	216,703	—	—	—	7,641,262	11,055,251
Long/Short Credit	—	—	—	(13,076,346)	(17,220)	(3,948,792)	(17,042,358)
Monthly Distribution	—	—	—	(366,351)	(47,302)	(428,506)	(842,159)
Real Estate Stock	178,922	—	—	(18,581,864)	1,644,934	7,083,605	(9,674,403)
U.S. Enhanced Market	12,493,904	16,967,758	—	—	—	(313,891)	29,147,771

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income and accumulated net realized gain from security transactions are primarily attributable to the tax deferral of losses on wash sales, the mark-to-market treatment of open forward foreign currency, swap and 1256 futures and options contracts, and adjustments for partnerships, perpetual bonds, debt modification, passive foreign investment companies, C Corporation return of capital distributions and dividend payable. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) for the Funds. In addition, the amount listed under other book/tax differences are primarily attributable to tax adjustments for accrued dividends payable.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows: Dunham Focused Large Cap Growth Fund and Dunham Small Cap Growth Fund incurred and elected to defer such late year losses of $1,415,402 and $453,725.

At October 31, 2024, the following Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards as follows:

				Capital Loss Carry
Fund	Short-Term	Long-Term	Total	Forward Utilized
Corporate/Government Bond	$1,762,411	$5,328,798	$7,091,209	$—
Floating Rate Bond	3,688,614	19,775,002	23,463,616	—
High-Yield Bond	2,261,062	9,653,170	11,914,232	139,089
International Opportunity Bond	1,097,614	5,365,840	6,463,454	342,920
Large Cap Value	—	—	—	—
Small Cap Value	—	—	—	—
Focused Large Cap Growth	—	—	—	—
Small Cap Growth	6,040,905	—	6,040,905	9,350,981
Emerging Markets Stock	19,231,863	6,386,300	25,618,163	—
International Stock	—	—	—	—
Dynamic Macro	—	—	—	—
Long/Short Credit	9,464,623	3,611,723	13,076,346	—
Monthly Distribution	—	366,351	366,351	—
Real Estate Stock	12,617,059	5,964,805	18,581,864	9,658,621
U.S. Enhanced Market	—	—	—	1,385,151

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

During the fiscal year ended October 31, 2024, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax treatment of non-deductible expenses, net operating losses, distributions in excess, the use of tax equalization credits and adjustments for prior year tax returns resulted in reclassification for the tax year ended October 31, 2024, as follows:

	Paid
	In	Accumulated
Fund	Capital	Earnings (Loss)
Corporate/Government Bond	$—	$—
Floating Rate Bond	—	—
High-Yield Bond	—	—
International Opportunity Bond	19	(19)
Large Cap Value	1,914,741	(1,914,741)
Small Cap Value	1,197,003	(1,197,003)
Focused Large Cap Growth	2,510,166	(2,510,166)
Small Cap Growth	(309,585)	309,585
Emerging Markets Stock	—	—
International Stock	2,780,007	(2,780,007)
Dynamic Macro	394,980	(394,980)
Long/Short Credit	(57,408)	57,408
Monthly Distribution	(9,443)	9,443
Real Estate Stock	(2,639)	2,639
U.S. Enhanced Market	—	—

Net assets were unaffected by the above reclassifications.

9.	FOREIGN TAX CREDIT (Unaudited)

The following fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal years ended October 31, 2024 and October 31, 2023, were as follows:

For fiscal year ended
10/31/2024	Foreign Taxes Paid	Foreign Source Income
Emerging Markets Stock	$0.15	$0.03
International Stock	$0.09	$0.51

For fiscal year ended
10/31/2023	Foreign Taxes Paid	Foreign Source Income
Emerging Markets Stock	$0.98	$0.12
International Stock	$0.09	$0.54

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

10.	LINE OF CREDIT

Currently, the Funds have a $50,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis at rate of Prime less 1%. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to a Fund. Accordingly, it is possible that a Fund may wish to borrow money for a temporary or emergency purpose but may not be able to do so. Based only on the days borrowed, the average amount of borrowings outstanding was as follows:

	Average Borrowing	Largest Outstanding
Fund	Outstanding	Balance	Loan Outstanding	Average Borrowing Rate
Corporate/Government Bond	$1,277,800	$5,891,000	$—	7.50%
Floating Rate Bond	2,300,000	2,300,000	—	7.50%
High-Yield Bond	—	—	—	0.00%
International Opportunity Bond	770,500	1,080,000	—	7.15%
Large Cap Value	2,710,250	10,307,000	—	7.02%
Small Cap Value	254,909	406,000	—	7.43%
Focused Large Cap Growth	2,291,667	7,248,000	—	7.49%
Small Cap Growth	168,500	198,000	—	7.44%
Emerging Markets Stock	875,500	3,275,000	333,000	7.40%
International Stock	646,667	4,650,000	—	7.41%
Dynamic Macro	—	—	—	0.00%
Long/Short Credit	—	—	—	0.00%
Monthly Distribution	924,500	1,693,000	—	7.50%
Real Estate Stock	381,767	9,244,000	235,000	7.48%
U.S. Enhanced Market	4,332,333	5,231,000	—	7.50%

The interest expense for all the Funds listed is included in interest expense on the Statement of Operations.

11.	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating Fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. International Stock is below the 105% threshold due to market fluctuation. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. The Funds have the right under the Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments that it makes with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. As of October 31, 2024 the below table shows the securities loan and collateral for the loan both of which are presented gross on the Statement of Assets and Liabilities. All individual open security loan transactions were overcollateralized. This cash is invested in the Mount Vernon Liquid Assets Portfolio.

	Market Value of	Market Value of
Fund	Loaned Securities	Collateral
Corporate/Government Bond	$6,754,121	$6,919,352
Floating Rate Bond	4,228,786	4,329,566
High-Yield Bond	43,275,712	44,306,422
International Opportunity Bond	1,921,281	1,975,463
Large Cap Value	5,881,333	5,958,550
Small Cap Value	14,919,158	15,688,693
Focused Large Cap Growth	4,332,741	4,483,463
Small Cap Growth	16,734,997	17,479,162
Emerging Markets Stock	3,047,537	3,146,913
International Stock	7,780,426	8,077,302
Dynamic Macro	—	—
Long/Short Credit	4,023,405	4,107,635
Monthly Distribution	11,696,517	12,131,260
Real Estate Stock	7,326,786	7,776,517
U.S. Enhanced Market	—	—

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day, additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

12.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2024, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

Dunham Trust
Fund	Company
Corporate/Government Bond	93.6%
Floating Rate Bond	90.6%
High-Yield Bond	88.7%
International Opportunity Bond	92.5%
Large Cap Value	87.4%
Small Cap Value	90.8%
Focused Large Cap Growth	70.8%
Small Cap Growth	80.0%
Emerging Markets Stock	92.6%
International Stock	79.0%
Dynamic Macro	91.6%
Long/Short Credit	83.5%
Monthly Distribution	87.0%
Real Estate Stock	83.2%
U.S. Enhanced Market	91.8%

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Dunham Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Dunham Funds comprising Dunham Corporate/Government Bond Fund, Dunham Floating Rate Bond Fund, Dunham High-Yield Bond Fund, Dunham International Opportunity Bond Fund, Dunham Large Cap Value Fund, Dunham Small Cap Value Fund, Dunham Focused Large Cap Growth Fund, Dunham Small Cap Growth Fund, Dunham Emerging Markets Stock Fund, Dunham International Stock Fund, Dunham Dynamic Macro Fund, Dunham Long/Short Credit Fund, Dunham Monthly Distribution Fund, Dunham Real Estate Stock Fund, and Dunham U.S. Enhanced Market Fund (the “Funds”) as of October 31, 2024, the related statements of operations for the year then ended, and the related statements of changes in net assets and financial highlights for each of the two years in the period then ended, except for Dunham U.S. Enhanced Market Fund in which the related statements of changes in net assets and financial highlights are for the year ended October 31, 2024 and the period May 1, 2023 (commencement of operations) to October 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations for the year then ended, and the changes in net assets and financial highlights for each of the two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended October 31, 2022, and prior, were audited by other auditors whose report dated December 30, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.
800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers, transfer agents and agent banks; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 30, 2024

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling (888)-3DUNHAM (338-6426) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (800)-SEC-0330. The information on Form N-PORT is available without charge, upon request, by calling (888)-3DUNHAM (338-6426).

P.O. Box 910309

San Diego, California 92191

(800) 442-4358

Distributed by Dunham & Associates Investment Counsel, Inc. Member FINRA/SIPC

THIS REPORT AND FINANCIAL STATEMENTS CONTAINED HEREIN ARE NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS, OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF EACH FUND’S PORTFOLIO.

THE FIGURES IN THIS REPORT REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR’S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable - See Item 7

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable - See Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)     The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

Code of Ethics filed herewith Exhibit 99.CODE

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. [Exhibit 99. CERT]

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto [Exhibit 99.906CERT]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)
/s/ Jeffrey Dunham
Jeffrey Dunham, Principal Executive Officer/President

Date	1/6/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Jeffrey Dunham
Jeffrey Dunham, Principal Executive Officer/President

Date	1/6/25

By (Signature and Title)
/s/ Christine Zhou
Christine Zhou, Principal Financial Officer/Treasurer

Date	1/6/25